File No. 033-31375
     As filed with the Securities and Exchange Commission on December 8, 2006



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4



                        REGISTRATION STATEMENT UNDER THE
                           [X] SECURITIES ACT OF 1933

                      [ ] Pre-Effective Amendment No. ____




                      [X] Post-Effective Amendment No. 31

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                       [X] INVESTMENT COMPANY ACT OF 1940

                              [X] Amendment No. 32

                        (Check appropriate box or boxes)

                            AUL AMERICAN UNIT TRUST
               (Exact Name of Registrant as Specified in Charter)

                One American Square, Indianapolis, Indiana 46282
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (317) 285-1877

     John C. Swhear, Esq., One American Square, Indianapolis, Indiana 46282
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (Check appropriate Space)

          immediately upon filing pursuant to paragraph (b) of Rule 485
_____


 X        on  December 8, 2006  pursuant to paragraph (b) of Rule 485
_____         -----------------



          60 days after filing pursuant to paragraph (a)(1) of Rule 485
____

          on  (date) pursuant to paragraph (a)(1) of Rule 485
_____

_____     75 days after filing pursuant to paragraph (a)(2)

_____     on (date) pursuant to paragraph (a)(2) of Rule 485

_____ this post-effective amendment designates a new effective date for a previously filed amendment.



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

                              CROSS REFERENCE SHEET
                              Pursuant to Rule 495

Showing Location in Part A (Prospectus) and Part B (Statement of Additional
Information) of Registration Statement of Information Required by Form N-4

PART A - PROSPECTUS

Item of Form N-4                          Prospectus Caption
----------------                          ------------------

 1. Cover Page ...........................Cover Page
 2. Definitions ..........................Definitions
 3. Synopsis .............................Summary; Expense Table
 4. Condensed Financial Information ......Condensed Financial Information
 5. General Description ..................Information About AUL, The Variable
                                             Account, and the Funds; Voting of
                                             Shares of the Funds
 6. Deductions and Expenses ..............Charges and Deductions
 7. General Description of Variable
     Annuity Contracts ...................The Contracts; Contributions and
                                             Contract Values During the
                                             Accumulation Period; Cash
                                             Withdrawals and the Death Benefit;
                                             Summary
 8. Annuity Period .......................Annuity Period
 9. Death Benefit ........................Cash Withdrawals and The Death Benefit
10. Purchase and Policy Values ...........Contributions and Contract Values
                                             During the Accumulation Period
11. Redemptions ..........................Cash Withdrawals and The Death Benefit
12. Taxes ................................Federal Tax Matters
13. Legal Proceedings ....................Other Information
14. Table of Contents for the Statement
     of Additional Information ...........Statement of Additional Information

PART B - STATEMENT OF ADDITIONAL INFORMATION

Statement of Additional                   Statement of Additional
Information Item of Form N-4              Information Caption
----------------------------              -------------------


15. Cover Page ...........................Cover Page
16. Table of Contents ....................Table of Contents
17. General Information and History ......General Information and History
18. Services .............................Custody of Assets; Independent
                                             Auditors
19. Purchase of Securities
        Being Offered.....................Distribution of Contracts;
                                            (Prospectus) Charges and
                                             Deductions
20. Underwriters .........................Distribution of Contracts
21. Calculation of Performance Data ......Performance Information
22. Annuity Payments .....................(Prospectus) Annuity Period
23. Financial Statements .................Financial Statements


PART C - OTHER INFORMATION

Item of Form N-4                          Part C Caption
----------------                          --------------
24. Financial Statements and Exhibits ....(Statement of Additional Information)
                                             Financial Statements and Exhibits
25. Directors and Officers of the
     Depositor ...........................Directors and Officers of AUL
26. Persons Controlled By or Under
     Common Control with Depositor
     or Registrant .......................Persons Controlled By or Under Common
                                             Control With Registrant
27. Number of Policyowners ...............Number of Contractholders
28. Indemnification ......................Indemnification
29. Principal Underwriters ...............Principal Underwriters
30. Location of Accounts and Records .....Location of Accounts and Records
31. Management Services ..................Management Services
32. Undertakings .........................Undertakings
Signatures................................Signatures

                                   Prospectus
                             AUL American Unit Trust
                        GROUP VARIABLE ANNUITY CONTRACTS
                                   Offered By
                    American United Life Insurance Company(R)
                               One American Square
                           Indianapolis, Indiana 46282
                                 (800) 249-6269
                     Annuity Service Office Mailing Address:
                 P.O. Box 6148, Indianapolis, Indiana 46206-6148


This Prospectus describes group variable annuity contracts ("Contracts") offered by American United Life Insurance Company(R) ("AUL" or the "Company"). Any qualified employer, trust, custodian, association, or or other entity may enter into the Contracts.

     This Prospectus describes Contracts that allow ongoing contributions that can vary in amount and frequency ("Recurring Contribution Contracts") and Contracts that allow only a single contribution to be made ("Single Contribution Contracts"). All of the Contracts provide for the accumulation of values on either a variable basis, a fixed basis, or both. The Contracts also provide several options for fixed annuity payments to begin on a future date.


     A Participant may allocate contributions to the AUL American Unit Trust, a separate account of AUL (the "Variable Account"). The Variable Account is divided into Investment Accounts. These Investment Accounts invest in the corresponding Portfolios offered by the mutual funds. A Contract Participant does not own shares of the mutual fund; instead, a Participant owns units in the Variable Account. For example, if a Participant decides to allocate his contributions to the OneAmerica Value Investment Account, those contributions would buy units of the Variable Account which, in turn, would buy shares of the OneAmerica Value Portfolio. A Participant's Account Value may fluctuate depending on the investment performance of the underlying mutual fund portfolio. These amounts are not guaranteed. Alternatively, instead of allocating contributions to the Variable Account, a Participant may allocate contributions to AUL's Fixed Interest Account. These contributions will earn interest at rates that are paid by AUL as described in "The Fixed Interest Account." A Participant may allocate contributions to one or more of the Investment Accounts, but not all of the Investment Accounts may be available under a specific Contract.

     This Prospectus provides information about the Contracts and the Variable Account that a prospective investor should know before investing. Additional information is contained in a Statement of Additional Information ("SAI") dated May 1, 2006, which has been filed with the Securities and Exchange Commission (the "SEC"). The SAI is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the SAI without charge by calling or writing AUL at the telephone number or address indicated above. The table of contents of the SAI is located at the end of this Prospectus.

     Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the Prospectus. Any representation to the contrary is a criminal offense.

     This Prospectus should be accompanied by a current Prospectus for each fund being considered. Each of these prospectuses should be read carefully and retained for future reference.

                The date of this Prospectus is December 8, 2006

                                TABLE OF CONTENTS
Description                                                Page

DEFINITIONS  ...........................................      4
SUMMARY  ...............................................      6
  Purpose of the Contracts  ............................      6
  Types of Contracts  ..................................      6
  The Variable Account and the Funds  ..................      6
  Fixed Interest Account................................     13
  Contributions  .......................................     13
  Transfers  ...........................................     13
  Withdrawals  .........................................     13
  The Death Benefit  ...................................     13
  Annuity Options  .....................................     13
  Charges  .............................................     13
    Withdrawal Charge  .................................     13
    Premium Tax Charge  ................................     13
    Asset Charge  ......................................     13
    Administrative Charge  .............................     14
    Additional Charges and Fees  .......................     14
    Expenses of the Funds  .............................     14
  Ten-Day Free Look  ...................................     14
  Termination by the Owner  ............................     14
  Contacting AUL  ......................................     14
EXPENSE TABLE  .........................................     15
CONDENSED FINANCIAL INFORMATION  .......................     17
INFORMATION ABOUT AUL, THE VARIABLE
  ACCOUNT, AND THE FUNDS  ..............................     31
  American United Life Insurance Company(R)  ...........     31
  Variable Account  ....................................     31
  The Funds  ...........................................     31
  OneAmerica Funds, Inc.  ..............................     32
  AIM Capital Development Fund .........................
  AIM Growth Series Fund ...............................     32
  AIM International Growth Fund ........................
  AIM Sector Funds, Inc. ...............................     33
  AIM Stock Funds, Inc. ................................     33
  Alger American Fund ..................................     34
  The Alger Institutional Funds ........................
  AllianceBernstein(SM) International
    Growth Funds .......................................     34
  The AllianceBernstein(SM) Growth Funds ...............     34
  The AllianceBernstein(SM) Value Funds ................     35
  Allianz Funds ........................................     35
  American Century(R) Capital Portfolios, Inc. .........     36
  American Century(R) Ginnie Mae Fund ..................     36
  American Century(R) Mutual Funds, Inc. ...............     37
  American Century(R) Quantitative Equity
    Funds, Inc. ........................................     37
  American Century(R) Strategic
    Asset Allocations, Inc. ............................     38
  American Century(R) Variable Portfolios, Inc. ........     38
  American Century(R) World Mutual Funds, Inc. .........     38
  American Funds(R).....................................     38
  Ariel Mutual Funds, Inc. .............................     39
  Calvert Income Fund ..................................     39
  Calvert New Vision Small Cap Fund ....................     39
  Calvert Social Investment Fund .......................     40
  Calvert Variable Series, Inc. ........................     40
  Dreyfus Growth and Value Funds, Inc. .................     40
  Dreyfus Premier Health Care Fund .....................
  Dreyfus Premier International Equity Fund ............
  Dreyfus Premier New Leaders, Inc. ....................     40
  Dreyfus Premier Worldwide Growth, Inc. ...............     41
  The Dreyfus/Laurel Funds, Inc. .......................     41
  The Dreyfus Premier Third Century Fund, Inc...........     41
  Emerging Markets Fund (American Century) .............
  Fidelity(R) Advisor Funds ............................     41
  Fidelity(R) Variable Insurance Products Fund .........     43
  Fifth Third Funds.....................................     44
  First American Investment Funds, Inc. ................
  Franklin Capital Growth Fund .........................     45
  Franklin Flex Cap Growth Fund ........................     45
  Franklin Small-Mid Cap Growth Fund....................     45
  Franklin Strategic Series Fund .......................     45
  Franklin Value Investors Trust .......................
  Goldman Sachs Domestic Equity Funds ..................
  Janus Adviser Series .................................     45
  Janus Aspen Series ...................................     46
  Lord Abbett Blend Trust ... ..........................     46
  Lord Abbett Developing Growth, Inc. ..................     46
  Lord Abbett Mid-Cap Value, Inc. ......................     46
  Lord Abbett Research Fund, Inc. ......................     47
  MFS(R) International New Discovery Fund ..............     47
  MFS(R) Mid Cap Growth Fund ...........................     47
  MFS(R) Strategic Value Fund ..........................     47
  MFS(R) Value Fund ....................................     47
  Neuberger Berman LLC .................................     48
  Old Mutual Advisor Funds II...........................     48
  Old Mutual Insurance Series Funds.....................     48
  OppenheimerFunds(R) ..................................     49
  Pacific Investment Management Series .................     50
  Pioneer Bond Fund ....................................     50
  Pioneer Emerging Markets Fund ........................
  Pioneer Fund .........................................     50
  Pioneer High Yield ...................................     50
  Pioneer Mid-Cap Value ................................     50
  Pioneer Oak Ridge Large Cap Growth ...................     51
  Pioneer Papp Small and Mid Cap Growth ................     51
  Pioneer Small Cap Value...............................     51
  Pioneer Variable Life Contracts Trust ................     51
  Pro-Blend(R) Conservative Term Series (Exeter) .......
  Pro-Blend(R) Extended Term Series (Exeter) ...........
  Pro-Blend(R) Maximum Term Series (Exeter) ............
  Pro-Blend(R) Moderate Term Series (Exeter) ...........
  LifePoints(R) Funds (Russell).........................     51
  Russell Funds.........................................     52
  State Street Instituitional Investment Trust..........     53
  T. Rowe Price Blue Chip Growth Fund, Inc. ............     53
  T. Rowe Price Equity Income Fund..... ................     53
  T. Rowe Price Growth Stock, Inc. ........ ............     53
  T. Rowe Price International Funds, Inc. ..............     53
  T. Rowe Price Mid-Cap Growth Fund, Inc. ..............     54
  T. Rowe Price Mid-Cap Value Fund, Inc..... ...........     54
  Templeton Foreign Fund ...............................     54
  Templeton Growth Fund ................................     54
  Thornburg Investment Trust ...........................     54
  Vanguard Explorer Fund, Inc. .........................     55
  Vanguard Fixed Income Securities Funds ...............     55
THE CONTRACTS  .........................................     56
  General  .............................................     56

Description                                                Page
CONTRIBUTIONS AND CONTRACT VALUES
  DURING THE ACCUMULATION PERIOD  ......................     56
  Contributions Under the Contracts  ...................     56
  Ten-Day Free Look  ...................................     56
  Initial and Single Contributions  ....................     56
  Allocation of Contributions  .........................     56
   Subsequent Contributions Under Recurring
   Contribution Contracts  .............................     57
  Transfers of Account Value  ..........................     57
  Abusive Trading Practices.............................     57
   Late Trading.........................................     57
   Market Timing........................................     57
  Participant's Variable Account Value  ................     58
   Accumulation Units  .................................     58
   Accumulation Unit Value  ............................     58
   Net Investment Factor  ..............................     58
  Dollar Cost Averaging Program  .......................     58
CASH WITHDRAWALS AND THE DEATH BENEFIT  ................     59
  Cash Withdrawals  ....................................     59
  Systematic Withdrawal Service for 403(b), 408, 408A
   457 and 409A Programs................................     59
  Constraints on Withdrawals  ..........................     59
   General  ............................................     59
   403(b) Programs  ....................................     60
   Texas Optional Retirement Program  ..................     60
  The Death Benefit  ...................................     60
  Termination by the Owner  ............................     61
  Termination by AUL  ..................................     61
  Payments from the Variable Account  ..................     62
CHARGES AND DEDUCTIONS  ................................     62
  Premium Tax Charge  ..................................     62
  Withdrawal Charge  ...................................     62
  Asset Charge  ........................................     63
  Variable Investment Plus .............................     63
  Administrative Charge  ...............................     63
  Additional Charges and Fees  .........................     63
  Other Charges  .......................................     64
  Variations in Charges  ...............................     64
  Guarantee of Certain Charges  ........................     64
  Expenses of the Funds  ...............................     64
ANNUITY PERIOD  ........................................     64
  General  .............................................     64
  Annuity Options  .....................................     65
   Option 1 - Life Annuity  ............................     65
   Option 2 - Certain and Life Annuity  ................     65
   Option 3 - Survivorship Annuity  ....................     65
   Option 4 - Installment Refund Life Annuity  .........     65
   Option 5 - Fixed Periods  ...........................     65
  Selection of an Option  ..............................     65
THE FIXED INTEREST ACCOUNT..............................     66
  Interest  ............................................     66
  Withdrawals and Transfers  ...........................     66
  Transfer of Interest Option  .........................     67
  Contract Charges  ....................................     67
  Payments from the Fixed Interest Account..............     67
  Loans from the Fixed Interest Account.................     67
MORE ABOUT THE CONTRACTS  ..............................     68
  Designation and Change of Beneficiary  ...............     68
  Assignability  .......................................     68
  Proof of Age and Survival  ...........................     68
  Misstatements  .......................................     68
  Termination of Recordkeeping Services  ........ ......     69
FEDERAL TAX MATTERS  ...................................     69
  Introduction  ........................................     69
  Tax Status of the Company and
   the Variable Account  ...............................     69
  Tax Treatment of Retirement Programs  ................     69
  Employee Benefit Plans  ..............................     70
  403(b) Programs  .....................................     70
  408 and 408A Programs  ...............................     70
  409A and 457 Programs  ...............................     70
  Tax Penalty  .........................................     71
  Withholding  .........................................     71
OTHER INFORMATION  .....................................     71
  Voting of Shares of the Funds  .......................     71
  Substitution of Investments  .........................     71
  Redemption Fee........................................     72
  Changes to Comply with Law and Amendments  ...........     72
  Reservation of Rights  ...............................     72
  Periodic Reports  ....................................     72
  Legal Proceedings  ...................................     73
  Legal Matters  .......................................     73
STATEMENT OF ADDITIONAL INFORMATION  ...................     73

                                   DEFINITIONS

     Various terms commonly used in this Prospectus are defined as follows:

ACCOUNT DATE - The date on which a Participant's initial contribution is credited to a Participant's Account and on which AUL begins to determine account values. It is the date used to determine account years and account anniversaries.


ACCUMULATION PERIOD - The period commencing on a Participant's Account Date and terminating when the Participant's Account is closed, either through withdrawal, annuitization, payment of charges, payment of the death benefit, or a combination thereof.

ACCUMULATION UNIT - A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

ANNUITANT - The person or persons on whose life or lives annuity payments depend.

ANNUITY - A series of payments made by AUL to an Annuitant or Beneficiary during the period specified in the Annuity Option.

ANNUITY COMMENCEMENT DATE - The first day of any month in which an Annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

ANNUITY OPTIONS - Options under a Contract that prescribe the provisions under which a series of annuity payments are made.

ANNUITY PERIOD - The period during which Annuity payments are made.

AUL - American United Life Insurance Company(R)

BENEFICIARY - The person having the right to the death benefit, if any, payable during the Accumulation Period, and the person having the right to benefits, if any, payable upon the death of an Annuitant during the Annuity Period.

BENEFIT RESPONSIVE - Certain types of Contracts in which withdrawal charges are not applied for payment of benefits associated with retirement, death, disability, certain terminations of employment, unforeseeable emergency, hardship, loans, required minimum distribution under the Internal Revenue Code, or long-term care facility and terminal illness benefit riders.

BUSINESS DAY - A day on which AUL's Home Office is customarily open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving; but, AUL may not be open for business on other days.

CONTRACT DATE - The date shown as the Contract Date in a Contract. It will not be later than the date any contribution is accepted under a Contract, and it is the date used to determine Contract Years, and Contract Anniversaries.

CONTRACT YEAR - A period beginning with one Contract anniversary, or, in the case of the first Contract Year, beginning on the Contract Date, and ending the day before the next Contract Anniversary. The first Contract Year may, at the request of the Owner, be less than 12 months so that the Contract Year will coincide with the Owner's accounting year. Thereafter, each Contract Year will consist of a 12 month period.

CONTRIBUTIONS - Any amount deposited under a Contract by a Participant or by an Owner or other duly authorized entity on behalf of a Participant under a 403(b) Program, a 408 or 408A Program, an Employee Benefit Plan, or a 457 or 409A
Program. Depending on the type of Contract, contributions may be made on a recurring basis or on a single premium basis.

EMPLOYEE BENEFIT PLAN - A pension or profit sharing plan established by an Employer for the benefit of its employees and which is qualified under Section 401 of the Internal Revenue Code.


EMPLOYER - An employer, such as a tax-exempt or public school organization with respect to which a Contract has been entered into for the benefit of its employees. In some cases, a trustee or custodian may act as the Owner for Participants. In this case, certain rights usually reserved to the Employer will be exercised either directly by the employees or through such trustee or custodian, who will act as the agent of such employees.


EMPLOYER SPONSORED 403(b) PROGRAM - A 403(b) Program to which an Employer makes contributions on behalf of its employees by means other than a salary reduction arrangement or other 403(b) Program that is subject to the requirements of Title I of the Employee Retirement Income Security Act of 1974, as amended.

FIXED INTEREST ACCOUNT - An account that is part of AUL's General Account in which all or a portion of a Participant's Account Value may be held for accumulation at fixed rates of interest paid by AUL. The Fixed Interest Account may not be available under all Contracts.

FUNDS - A diversified, open-end management investment company commonly referred to as a mutual fund, or a portfolio thereof.

GENERAL ACCOUNT - All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

HOME OFFICE - The Annuity Service Office at AUL's principal business office, One American Square, Indianapolis, Indiana 46282.

INVESTMENT ACCOUNT - One or more of the subdivisions of the Variable Account. Each Investment Account is invested in a corresponding Portfolio of a particular Fund. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts.

OWNER - The employer, association, trust, or other entity entitled to the ownership rights under the Contract and in hose name or names the Contract is issued. A trustee, custodian, administrator, or other person performing similarfunctions may be designated to exercise an owner's rights and responsibilities under certain Contracts. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, administrator, or other person.


PARTICIPANT - An eligible employee, member, or other person who is entitled to benefits under the Plan or retirement program as determined and reported to AUL by the Owner or other duly authorized entity.


PARTICIPANT'S ACCOUNT - An account established for each Participant. In some contracts, Participants' Accounts are not maintained.


PARTICIPANT'S ACCOUNT VALUE - The current value of a Participant's Account under a Contract, which is equal to the sum of a Participant's Fixed Interest Account Value and Variable Account Value. When the account is established, it is equal to the initial contribution, and thereafter will reflect the net result of contributions, investment performance, charges deducted, loans, and any withdrawals taken.

PARTICIPANT'S FIXED INTEREST ACCOUNT VALUE - The total value of a Participant's interest in the Fixed Interest Account.

PARTICIPANT'S VARIABLE ACCOUNT VALUE - The total value of a Participant's interest in the Investment Accounts of the Variable Account.

PARTICIPANT'S WITHDRAWAL VALUE - A Participant's Account Value minus the applicable withdrawal charge and minus the Participant's outstanding loan balances, if any, and any expense charges due thereon.

PLAN - The retirement plan or plans in connection with which the Contract is issued and any subsequent amendment to such a plan.

VALUATION DATE - Each date on which the Variable Account is valued, which currently includes each Business Day that is also a day on which the New York Stock Exchange is open for trading.

VALUATION PERIOD - A period used in measuring the investment experience of each Investment Account of the Variable Account. The Valuation Period begins following the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

VARIABLE ACCOUNT - The AUL American Unit Trust, which is a separate account of AUL, whose assets and liabilities are maintained separately from those of AUL's General Account.

VESTED - A legally fixed immediate right of ownership.

403(b) PROGRAM - An arrangement by a public school organization or a religious, charitable, educational or scientific organization that is described in Section 501(c)(3) of the Internal Revenue Code under which employees are permitted to take advantage of the federal income tax deferral benefits provided for in
Section 403(b) of the Internal Revenue Code.

408 or 408A PROGRAM - A program of individual retirement accounts or annuities, including a traditional IRA, a simplified employee pension, SIMPLE IRA, or Roth IRA established by an employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.

457 or 409A PROGRAM - A 457 Program is a plan established by a unit of a state or local government or a tax-exempt organization (other than a church) under
Section 457 of the Internal Revenue Code. A 409A Program is a deferred compensation plan that does not qualify as an eligible 457(b) deferred compensation plan.

                                    SUMMARY

     This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Later sections of this Prospectus, the Statement of Additional Information, and the Contracts themselves provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contracts involving the Variable Account. The pertinent Contract and "The Fixed Interest Account" section of this Prospectus briefly describe the Fixed Interest Account.

PURPOSE OF THE CONTRACTS

The group variable annuity contracts ("Contracts") described in this Prospectus were generally designed by AUL for use with group retirement programs that qualify for favorable tax-deferred treatment as retirement programs under Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code. While variable annuities may provide a Contract Owner or a Participant with additional investment and insurance or annuity-related benefits when used in connection with such a tax qualified program, any tax deferral is provided by the program or plan and not the annuity contract. A variable annuity contract presents a dynamic concept in retirement planning designed to give employers and employees and other Participants in programs flexibility to attain their investment goals. A Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed annuity payments. During the Accumulation Period, the Owner or a Participant (depending on the Contract) can allocate contributions to the various Investment Accounts of the Variable Account or to the Fixed Interest Account. See the Section "The Contracts" later in this Prospectus.


TYPES OF CONTRACTS


AUL offers several types of Contracts that are described in this Prospectus. Recurring Contribution Contracts are available for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code. AUL also offers single contribution Contracts which are only available for use in connection with retirement programs that meet the requirements of Sections 403(b), 408 and 408A of the Internal Revenue Code.

THE VARIABLE ACCOUNT AND THE FUNDS

     AUL will allocate contributions designated to accumulate on a variable basis to the Variable Account. See the Section "Variable Account" later in this Prospectus. The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one of the portfolios of the following mutual funds:


Investment Accounts and         Class
 Corresponding Mutual Fund    Designation
 Portfolios                     if any(1)         Mutual Fund                        Investment Advisor


OneAmerica Asset Director        Class O          OneAmerica Funds, Inc.           American United Life Insurance Company(R)

OneAmerica Asset Director        Advisor          OneAmerica Funds, Inc.           American United Life Insurance Company(R)

OneAmerica Investment            Class O          OneAmerica Funds, Inc.           American United Life Insurance Company(R)
  Grade Bond

OneAmerica Investment            Advisor          OneAmerica Funds, Inc.           American United Life Insurance Company(R)
  Grade Bond

OneAmerica Money Market          Class O          OneAmerica Funds, Inc.           American United Life Insurance Company(R)

OneAmerica Money Market          Advisor          OneAmerica Funds, Inc.           American United Life Insurance Company(R)

OneAmerica Socially              Class O          OneAmerica Funds, Inc.           American United Life Insurance Company(R)
  Responsive Portfolio

OneAmerica Socially              Advisor          OneAmerica Funds, Inc.           American United Life Insurance Company(R)
  Responsive Portfolio

OneAmerica Value                 Class O          OneAmerica Funds, Inc.           American United Life Insurance Company(R)

OneAmerica Value                 Advisor          OneAmerica Funds, Inc.           American United Life Insurance Company(R)

AIM Basic Value                  Class A          AIM Growth Series                A I M Advisors, Inc.

AIM Basic Value                  Class R          AIM Growth Series                A I M Advisors, Inc.

AIM Capital Development          Retirement       AIM Capital Development Fund     A I M Advisors, Inc.

AIM Capital Development          Inv              AIM Capital Development Fund     A I M Advisors, Inc.

AIM Global Equity                Class A          AIM Growth Series                A I M Advisors, Inc.

AIM International Growth         A                AIM International Growth Fund    A I M Advisors, Inc.

AIM International Growth         Retirement       AIM International Growth Fund    A I M Advisors, Inc.

AIM Mid Cap Core Equity          Class A          AIM Growth Series                A I M Advisors, Inc.

AIM Mid Cap Core Equity          Class R          AIM Growth Series                A I M Advisors, Inc.

AIM Small Cap Growth             Class A          AIM Growth Series                A I M Advisors, Inc.

AIM Small Cap Growth             Class R          AIM Growth Series                A I M Advisors, Inc.

AIM Energy                       Class A          AIM Sector Funds, Inc.           A I M Advisors, Inc.
  (Formerly INVESCO Energy)

AIM Energy                       Investor         AIM Sector Funds, Inc.           A I M Advisors, Inc.
  (Formerly INVESCO Energy)

AIM Financial Services           Class A          AIM Sector Funds, Inc.           A I M Advisors, Inc.
  (Formerly INVESCO Financial Services)

AIM Financial Services           Investor         AIM Sector Funds, Inc.           A I M Advisors, Inc.
  (Formerly INVESCO Financial Services)
(1) Please refer to the Fund prospectus for a description of the class designation.


Investment Accounts and         Class
 Corresponding Mutual Fund    Designation
 Portfolios                     if any(1)         Mutual Fund                        Investment Advisor

AIM Global Health Care Fund      Class A          AIM Sector Funds, Inc.           A I M Advisors, Inc.
  (Formerly INVESCO Health Sciences)

AIM Global Health Care Fund      Investor         AIM Sector Funds, Inc.           A I M Advisors, Inc.
  (Formerly INVESCO Health Sciences)

AIM Leisure                      Class A          AIM Sector Funds, Inc.           A I M Advisors, Inc.
  (Formerly INVESCO Leisure)

AIM Technology                   Class A          AIM Sector Funds, Inc.           A I M Advisors, Inc.
  (Formerly INVESCO Technology)

AIM Technology                   Investor         AIM Sector Funds, Inc.           A I M Advisors, Inc.
  (Formerly INVESCO Technology)

AIM Dynamics                     Investor         AIM Stock Funds, Inc.            A I M Advisors, Inc.
  (Formerly INVESCO Dynamics)

Alger American Balanced          Class O          Alger American Fund              Fred Alger Management, Inc.

Alger American Growth            Class O          Alger American Fund              Fred Alger Management, Inc.

Alger American Leveraged AllCap  Class O          Alger American Fund              Fred Alger Management, Inc.

Alger Capital Appreciation
  Institutional                  Inst             The Alger Institutional Funds    Fred Alger Management, Inc.

Alger Capital Appreciation
  Institutional                  Retirement       The Alger Institutional Funds    Fred Alger Management, Inc.

Alger SmallCap Growth
  Institutional                  Inst             The Alger Institutional Funds    Fred Alger Management, Inc.

Alger SmallCap Growth
  Institutional                  Retirement       The Alger Institutional Funds    Fred Alger Management, Inc.

AllianceBernstein (SM)           Class R          AllianceBernstein(SM)            Alliance Capital Management L.P.
  International Growth                            International Growth Funds
  (Formerly AllianceBerstein(SM)
   Worldwide Privatilzation Fund)Class R

AllianceBernstein(SM)            Class R          The AllianceBernstein(SM)        Alliance Capital Management L.P.
  Mid-Cap Growth                                    Growth Funds

AllianceBernstein(SM)            Class R          The AllianceBernstein(SM)        Alliance Capital Management L.P.
  Small-Cap Growth                                  Growth Funds

AllianceBernstein(SM) Focused    Class R          The AllianceBernstein(SM)        Alliance Capital Management L.P.
  Growth & Income                                   Value Funds

AllianceBernstein(SM)            Class R          The AllianceBernstein(SM)        Alliance Capital Management L.P.
  Global Value                                      Value Funds

AllianceBernstein(SM)            Class R          The AllianceBernstein(SM)        Alliance Capital Management L.P.
  International Value                               Value Funds

AllianceBernstein(SM)            Class R          The AllianceBernstein(SM)        Alliance Capital Management L.P.
  Small/Mid Cap Value                               Value Funds

AllianceBernstein(SM)  Value     Class R          The AllianceBernstein(SM)        Alliance Capital Management L.P.
                                                    Value Funds

Allianz CCM Capital              Class R          Allianz Funds                    Allianz Dresdner Asset Management of America
Appreciation
  (Formerly PIMCO CCM Capital Appreciation)

Allianz CCM Mid Cap              Admin            Allianz Funds                    Allianz Dresdner Asset Management of America

Allianz CCM Mid Cap              R                Allianz Funds                    Allianz Dresdner Asset Management of America

Allianz NFJ Dividend Value       Admin            Allianz Funds                    Allianz Dresdner Asset Management of America

Allianz NFJ Dividend Value       R                Allianz Funds                    Allianz Dresdner Asset Management of America

Allianz NFJ Small-Cap Value      Class R          Allianz Funds                    Allianz Dresdner Asset Management of America
  (Formerly PIMCO NFJ Small-Cap Value)

Allianz OCC Renaissance          Class R          Allianz Funds                    Allianz Dresdner Asset Management of America
  (Formerly PIMCO PEA Renaissance)

Allianz OCC Renaissance          Administrative   Allianz Funds                    Allianz Dresdner Asset Management of America
  (Formerly PIMCO PEA Renaissance)

Allianz OCC Value                Class R          Allianz Funds                    Allianz Dresdner Asset Management of America
  (Formerly PIMCO PEA Value)

Allianz OCC Value                Administrative   Allianz Funds                    Allianz Dresdner Asset Management of America
  (Formerly PIMCO PEA Value)

Allianz RCM Large-Cap Growth     Class R          Allianz Funds                    Allianz Dresdner Asset Management of America
  (Formerly PIMCO RCM Large-Cap Growth)

American Century(R) Emerging
  Markets                        Advisor          Emerging Markets Fund            American Century(R) Global Investment
                                                                                     Management, Inc.

American Century(R) Emerging
  Markets                        Investor         Emerging Markets Fund            American Century Global Investment
                                                                                     Management, Inc.

American Century(R)              Advisor          American Century(R) Capital      American Century(R) Investment Management, Inc.
  Equity Income                                     Portfolios, Inc.

American Century(R)              Investor         American Century(R) Capital      American Century(R) Investment Management, Inc.
  Equity Income                                     Portfolios, Inc.

American Century(R)              Advisor          American Century(R) Capital      American Century(R) Investment Management, Inc.
   Large Company Value                               Portfolios, Inc.

American Century(R)              Advisor          American Century(R) Capital      American Century(R) Investment Management, Inc.
  Real Estate                                       Portfolios, Inc.

American Century(R)              Advisor          American Century(R) Capital      American Century(R) Investment Management, Inc.
  Small Cap Value                                   Portfolios, Inc.
(1) Please refer to the Fund prospectus for a description of the class designation.


Investment Accounts and         Class
 Corresponding Mutual Fund    Designation
 Portfolios                     if any(1)         Mutual Fund                        Investment Advisor

American Century(R)              Investor         American Century(R) Capital      American Century(R)Investment Management, Inc.
  Small Cap Value                                   Portfolios, Inc.

American Century(R)              Advisor          American Century(R)              American Century(R) Investment Management, Inc.
  Ginnie Mae                                        Ginnie Mae Fund

American Century(R)              Advisor          American Century(R)              American Century(R) Investment Management, Inc.
  Equity Growth                                     Mutual Funds, Inc.

American Century(R)              Advisor          American Century(R)              American Century(R) Investment Management, Inc.
  Growth                                            Mutual Funds, Inc.

American Century(R) Heritage     Advisor          American Century(R) Mutual       American Century(R) Investment Management, Inc.
                                                    Funds, Inc.

American Century(R)              Advisor          American Century(R) Mutual       American Century(R) Investment Management, Inc.
   Inflation-Adjusted Bond                          Funds, Inc.

American Century(R) New          Advisor          American Century(R) Mutual       American Century(R) Investment Management, Inc.
Opportunities II                                    Funds, Inc.

American Century(R) Select       Investor         American Century(R) Mutual       American Century(R) Investment Management, Inc.
                                                    Funds, Inc.

American Century(R) Ultra(R)     Advisor          American Century(R)              American Century(R) Investment Management, Inc.
                                                    Mutual Funds, Inc.

American Century(R) Ultra(R)     Investor         American Century(R)              American Century(R) Investment Management, Inc.
                                                    Mutual Funds, Inc.
American Century(R) Vista        Advisor          American Century(R)              American Century(R) Investment Management, Inc.
                                                    Mutual Funds, Inc.

American Century(R)              Advisor          American Century(R)              American Century(R) Investment Management, Inc.
  Income & Growth                                   Quantitative Equity Funds

American Century(R)              Advisor          American Century(R)              American Century(R) Investment Management, Inc.
  Small Company                                     Quantitative Equity Funds

American Century(R) Strategic    Advisor          American Century(R)              American Century(R) Investment Management, Inc.
  Allocation - Aggressive                           Strategic Asset
                                                    Allocations, Inc.

American Century(R) Strategic    Investor         American Century(R)              American Century(R)Investment Management, Inc.
  Allocation - Aggressive                           Strategic Asset
                                                    Allocations, Inc.

American Century(R) Strategic    Advisor          American Century(R)              American Century(R) Investment Management, Inc.
  Allocation - Conservative                         Strategic Asset
                                                    Allocations, Inc.

American Century(R) Strategic    Investor         American Century(R)              American Century(R) Investment Management, Inc.
  Allocation - Conservative                         Strategic Asset
                                                    Allocations, Inc.
American Century(R) Strategic    Advisor          American Century(R)              American Century(R) Investment Management, Inc.
   Allocation - Moderate                            Strategic Asset
                                                    Allocations, Inc.

American Century(R) Strategic    Investor         American Century(R)              American Century(R) Investment Management, Inc.
  Allocation - Moderate                             Strategic Asset
                                                    Allocations, Inc.

American Century(R) Strategic                     American Century(R)              American Century(R) Investment Management, Inc.
   Allocation - Aggressive                          Strategic Asset
  (substitution class)                              Allocations, Inc.

American Century(R) Strategic                     American Century(R)              American Century(R) Investment Management, Inc.
  Allocation - Conservative                         Strategic Asset
  (substitution class)                              Allocations, Inc.

American Century(R) Strategic                     American Century(R)              American Century(R) Investment Management, Inc.
  Allocation - Moderate                             Strategic Asset
  (substitution class)                              Allocations, Inc.

American Century(R)                               American Century(R) Variable     American Century(R) Investment Management, Inc.
  VP Capital Appreciation        Class I            Portfolios, Inc.

American Century(R)              Advisor          American Century(R) World        American Century(R) Investment Management, Inc.
  International Growth                              Mutual Funds, Inc.

American Century(R)              Investor         American Century(R)              American Century(R) Investment Management, Inc.
  International Growth                              World Mutual Funds, Inc.

American Funds(R) AMCAP Fund (R) Class R3         American Funds(R)                Capital Research and Management Company

American Funds(R) AMCAP Fund(R)  Class R4         American Funds(R)                Capital Research and Management Company

American Funds(R) American       Class R4         American Funds(R)                Capital Research and Management Company
  High-Income Trust(SM)

American Funds(R) American
  High-Income Trust(SM)          Class R3         American Funds(R)                Capital Research and Management Company


(1) Please refer to the Fund prospectus for a description of the class designation.

Investment Accounts and         Class
Corresponding Mutual Fund     Designation
Portfolios                      If Any(1)         Mutual Fund                        Investment Advisor


American Funds(R) Captial World
  Growth & Income                Class R3         American Funds(R)                Capital Research and Management Company

American Funds(R) Capital World  Class R4         American Funds(R)                Capital Research and Management Company
Growth & Income

American Funds(R) EuroPacific
  Growth Fund(R)                 Class R3         American Funds(R)                Capital Research and Management Company

American Funds(R) EuroPacific
  Growth Fund                    Class R4         American Funds(R)                Capital Research and Management Company

American Funds(R) Fundamentals   Class R3         American Funds(R)                Capital Research and Management Company

American Funds(R) Fundamentals   Class R4         American Funds(R)                Capital Research and Management Company

American Funds(R) Intermediate
  Bond Fund                      Class R3         American Funds(R)                Capital Research and Management Company

American Funds(R) Intermediate
  Bond Fund                      Class R4         American Funds(R)                Capital Research and Management Company

American Funds(R) The Growth
  Fund of America(R)             Class R3         American Funds(R)                Capital Research and Management Company

American Funds(R) The Growth
  Fund of America(R)             Class R4         American Funds(R)                Capital Research and Management Company

Ariel                                             Ariel Mutual Funds, Inc.         Ariel Capital Management, Inc.

Ariel Appreciation                                Ariel Mutual Funds, Inc.         Ariel Capital Management, Inc.

Calvert Income                   Class A          Calvert Income Fund              Calvert Asset Management Company (CAMCO)

Calvert New Vision Small Cap     Class A          Calvert New Vision               Calvert Asset Management Company (CAMCO)
                                                    Small Cap Fund

Calvert Social Investment Equity Class A          Calvert Social                   Calvert Asset Management Company (CAMCO)
                                                    Investment Fund

Calvert Social Mid Cap Growth    Class A          Calvert Variable Series, Inc.     Calvert Asset Management Company (CAMCO)

Dreyfus Premier Future Leaders   Class T          Dreyfus Growth and Value          The Dreyfus Corporation
                                                    Funds, Inc.

Dreyfus Premier Health Care      Class R          Dreyfus Premier Health Care       The Dreyfus Corporation

Dreyfus Premier Health Care      Class T          Dreyfus Premier Health Care       The Dreyfus Corporation

Dreyfus Premier International
  Equity                         Class R          Dreyfus Premier International     The Boston Comopany Asset Management LLC
                                                    Equity Fund

Dreyfus Premier International
  Equity                         Class T          Dreyfus Premier International     The Boston Comopany Asset Management LLC
                                                    Equity Fund

Dreyfus Premier New Leaders      Class T          Dreyfus Premier New               The Dreyfus Corporation
                                                    Leaders, Inc.

Dreyfus Premier Small Cap        Class T          The Dreyfus/Laurel Funds, Inc.    The Dreyfus Corporation
  Value

Dreyfus Premier Structured
  Midcap                         Class T          Dreyfus Growth and Value          The Dreyfus Corporation
                                                    Leaders, Inc.

Dreyfus Premier Third Century    Class T          The Dreyfus Premier Third         The Dreyfus Corporation
                                                    Century Fund, Inc.

Dreyfus Premier Worldwide        Class T          Dreyfus Premier Worldwide         The Dreyfus Corporation
  Growth                                            Growth, Inc.

Fidelity(R) Advisor Diversified  Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company
  International

Fidelity(R) Advisor Dividend     Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company
  Growth

Fidelity(R) Advisor Dynamic      Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company
  Capital Appreciation

Fidelity(R) Advisor Equity       Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company
  Growth

Fidelity(R) Advisor Equity       Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company
  Income

Fidelity(R) Advisor Fifty        Class A          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company

Fidelity(R) Advisor Fifty        Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company

Fidelity(R) Advisor Freedom 2010 Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company

Fidelity(R) Advisor Freedom 2015 Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company

Fidelity(R) Advisor Freedom 2020 Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company

Fidelity(R) Advisor Freedom 2025 Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company

Fidelity(R) Advisor Freedom 2030 Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company

Fidelity(R) Advisor Freedom 2035 Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company

Fidelity(R) Advisor Freedom 2040 Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company

Fidelity(R) Advisor Freedom      Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company
  Income

Fidelity(R) Advisor Growth       Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company
  & Income

Fidelity(R) Advisor Growth       Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company
  Opportunities

Fidelity Advisor International   Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company
  Capital Appreciation

Fidelity(R) Advisor Leveraged
  Company Stock                  Class A          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company

Fidelity(R) Advisor Leveraged
  Company Stock                  Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company

Fidelity(R) Advisor Mid Cap      Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company

Fidelity(R) Advisor New          Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company
  Insights

Fidelity(R) Advisor Overseas     Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company

Fidelity(R) Advisor Small Cap    Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company

Fidelity(R) VIP Asset ManagerSM  Initial          Fidelity(R) Variable Insurance    Fidelity(R) Management & Research Company
                                                    Products Fund

Fidelity(R) VIP Contrafund(R)    Initial          Fidelity(R) Variable Insurance    Fidelity(R) Management & Research Company
                                                    Products Fund

(1) Please refer to the Fund prospectus for a description of the class designation.

Investment Accounts and         Class
Corresponding Mutual Fund     Designation
Portfolios                      If Any(1)         Mutual Fund                        Investment Advisor

Fidelity(R) VIP Equity-Income    Initial          Fidelity(R) Variable Insurance    Fidelity(R) Management & Research Company
                                                    Products Fund

Fidelity(R) VIP Growth           Initial          Fidelity(R)Variable Insurance     Fidelity(R) Management & Research Company
                                                    Products Fund

Fidelity(R) VIP High Income      Initial          Fidelity(R) Variable Insurance    Fidelity(R) Management & Research Company
                                                    Products Fund

Fidelity(R) VIP Overseas         Initial          Fidelity(R) Variable Insurance    Fidelity(R) Management & Research Company
                                                    Products Fund

Fifth Third Mid Cap Growth       Advisor          Fifth Third Funds                 Fifth Third Asset Management, Inc.

Fifth Third Multi Cap Value      Advisor          Fifth Third Funds                 Fifth Third Asset Management, Inc.

Fifth Third Quality Growth       Advisor          Fifth Third Funds                 Fifth Third Asset Management, Inc.

Fifth Third Strategic Income     Advisor          Fifth Third Funds                 Fifth Third Asset Management, Inc.

Fifth Third Technology           Advisor          Fifth Third Funds                 Fifth Third Asset Management, Inc.

First American Funds Mid Cap                      First American Investment
  Value                          A                  Funds, Inc.                     U.S. Bancorp Asset Management, Inc.

First American Funds Mid Cap                      First American Investment
  Value                          R                  Funds, Inc.                     U.S. Bancorp Asset Management, Inc.


First American Funds Mid Cap                      First American Investment
  Growth Opportunities           A                  Funds, Inc.                     U.S. Bancorp Asset Management, Inc.

First American Funds Mid Cap                      First American Investment
  Growth Opportunities           R                  Funds, Inc.                     U.S. Bancorp Asset Management, Inc.

First American Funds Small Cap                    First American Investment
  Select                         A                  Funds, Inc.                     U.S. Bancorp Asset Management, Inc.

First American Funds Small Cap                    First American Investment
  Select                         R                  Funds, Inc.                     U.S. Bancorp Asset Management, Inc.

First American Funds Small Cap                    First American Investment
  Value                          A                  Funds, Inc.                     U.S. Bancorp Asset Management, Inc.

First American Funds Small Cap                    First American Investment
  Value                          R                  Funds, Inc.                     U.S. Bancorp Asset Management, Inc.

First American Funds Strategy                     First American Investment
  Growth Allocation              A                  Funds, Inc.                     U.S. Bancorp Asset Management, Inc.

First American Funds Strategy                     First American Investment
  Growth Allocation              R                  Funds, Inc.                     U.S. Bancorp Asset Management, Inc.

Franklin Capital Growth          Class R          Franklin Capital Growth Fund      Franklin Advisers, Inc.

Franklin Flex Cap Growth         Class R          Franklin Flex Cap                 Franklin Advisers, Inc.
                                                    Growth Fund

Franklin Small Cap Value         Class A          Franklin Value Investors Trust    Franklin Advisory Services, LLC

Franklin Small Cap Value         Class R          Franklin Value Investors Trust    Franklin Advisory Services, LLC

Franklin Small-Mid Cap Growth    Class R          Franklin Small-Mid Cap            Franklin Advisers, Inc.
                                                    Growth Fund

Franklin Strategic Income        Class R          Franklin Strategic Series         Franklin Advisers, Inc.

                                                  GOLDMAN SACHS DOMESTIC EQUITY
Goldman Sachs Strategic Growth   Institutional      FUNDS                           Goldman Sachs Asset Management, L.P.

                                                  GOLDMAN SACHS DOMESTIC EQUITY
Goldman Sachs Strategic Growth   Service            FUNDS                           Goldman Sachs Asset Management, L.P.

                                                  GOLDMAN SACHS DOMESTIC EQUITY
Goldman Sachs Mid Cap Value      Institutional      FUNDS                           Goldman Sachs Asset Management, L.P.

                                                  GOLDMAN SACHS DOMESTIC EQUITY
Goldman Sachs Mid Cap Value      Service            FUNDS                           Goldman Sachs Asset Management, L.P.

                                                  GOLDMAN SACHS DOMESTIC EQUITY
Goldman Sachs Small Cap Value    Institutional      FUNDS                           Goldman Sachs Asset Management, L.P.

                                                  GOLDMAN SACHS DOMESTIC EQUITY
Goldman Sachs Small Cap Value    Service            FUNDS                           Goldman Sachs Asset Management, L.P.

                                                  GOLDMAN SACHS DOMESTIC EQUITY
Goldman Sachs Tollkeeper         Instituional       FUNDS                           Goldman Sachs Asset Management, L.P.

                                                  GOLDMAN SACHS DOMESTIC EQUITY
Goldman Sachs Tollkeeper         Service            FUNDS                           Goldman Sachs Asset Management, L.P.

Janus Adviser Forty Fund         Class R          Janus Adviser Series              Janus Capital Management LLC

Janus Adviser Growth and Income  Class R          Janus Adviser Series              Janus Capital Management LLC
  Fund

Janus Adviser Small Company      Class I          Janus Adviser Series              Janus Capital Management LLC
  Value Fund

Janus Adviser Mid Cap Value      Class R          Janus Adviser Series              Janus Capital Management LLC

Janus Adviser INTECH             Class I          Janus Adviser Series              Janus Capital Management LLC
  Risk-Managed Growth

Janus Adviser Small Company      Class I          Janus Adviser Series              Berger Financial Group LLC
  Value Fund

Janus Aspen Series Flexible      Institutional    Janus Aspen Series                Janus Capital Management LLC
  Bond Portfolio

Janus Aspen Mid Cap Value        Service          Janus Aspen Series                Janus Capital Management LLC

Janus Aspen Series Worldwide     Institutional    Janus Aspen Series                Janus Capital Management LLC
  Growth Portfolio

Lord Abbett Small-Cap Blend      Class P          Lord Abbett Blend Trust           Lord, Abbett & Co. LLC

Lord Abbett Developing Growth    Class P          Lord Abbett Developing            Lord, Abbett & Co. LLC
                                                    Growth, Inc.

Lord Abbett Mid-Cap Value        Class P          Lord Abbett Mid-Cap               Lord, Abbett & Co. LLC
                                                    Value, Inc.

Lord Abbett Growth Opportunities Class P          Lord Abbett Research              Lord, Abbett & Co. LLC
                                                    Fund, Inc.

Lord Abbett Small-Cap Value      Class P          Lord Abbett Research Fund,        Lord, Abbett & Co. LLC
                                                    Inc.

Manning & Napier Fund, Inc.      Class A          Pro-Blend Conservative Term       Manning & Napier Advisors, Inc.
  Pro-Blend Conservative Term                       Series
  Series

Manning & Napier Fund, Inc.      Class A          Pro-Blend Extended Term           Manning & Napier Advisors, Inc.
  Pro-Blend Extended Term                           Series
  Series

Manning & Napier Fund, Inc.      Class A          Pro-Blend Maximum Term            Manning & Napier Advisors, Inc.
  Pro-Blend Maximum Term                            Series
  Series

Manning & Napier Fund, Inc.      Class A          Pro-Blend Moderate Term           Manning & Napier Advisors, Inc.
  Pro-Blend Moderate Term                           Series
  Series

MFS(R) International             Class A          MFS(R) International              MFS Investment Management(R)
New Discovery                                       New Discovery Fund

MFS(R) Mid Cap Growth            Class A          MFS(R) Mid Cap Growth Fund        MFS Investment Management(R)

MFS(R) Strategic Value           Class A          MFS(R) Strategic Value Fund       MFS Investment Management(R)

MFS(R) Value                     Class A          MFS(R) Value Fund                 MFS Investment Management(R)

Neuberger Berman Fasciano        Advisor          Neuberger Berman LLC              Neuberger Berman Management, Inc.

Neuberger Berman Focus           Advisor          Neuberger Berman LLC              Neuberger Berman Management, Inc.

Neuberger Berman Millinneum      Advisor          Neuberger Berman LLC              Neuberger Berman Management Inc.

Neuberger Berman Partners        Advisor          Neuberger Berman LLC              Neuberger Berman Management Inc.

Old Mutual Columbus Circle       Class Z          Old Mutual Insurance Series Funds Old Mutual Capital, Inc. ("OMCAP")
    Technology & Communications                     (Formerly PBHG Insurance     (Formerly Liberty Ridge Captial, Inc.)
    Porfolio (Formerly Liberty Ridge                Series Funds)
    Technology & Communications Portfolio)

Old Mutual Emerging Growth Fund  Class Z          Old Mutual Advisor Funds II       Old Mutual Captial, Inc. ("OMCAP")
  (Formerly PBHG Emerging Growth)                   (Formerly PBHG Funds)             (Formerly Liberty Ridge Captial, Inc.)

Old Mutual Growth Fund           Class Z          Old Mutual Advisor Funds II       Old Mutual Capital, Inc. ("OMCP")
  (Formerly PBHG Growth Fund)                       (Formerly PBHG Funds)             (Formerly Liberty Ridge Captial, Inc.)

Old Mutual Large Cap Fund        Class Z          Old Mutual Advisor Funds II       Old Mutual Capital, Inc. ("OMCAP")
  (Formerly PBHG Large Cap)                         (Formerly PBHG Funds)             (Formerly Liberty Ridge Captial, Inc.)

(1) Please refer to the Fund prospectus for a description of the class designation.

Investment Accounts and         Class
Corresponding Mutual Fund     Designation
Portfolios                      If Any(1)         Mutual Fund                        Investment Advisor

Old Mutual Growth II Portfolio   Class Z          Old Mutual Insurance Series Funds Old Mutual Capital, Inc. ("OMCAP")
  (Formerly Liberty Ridge                         (Formerly PBHG Insurance            (Formerly Liberty Ridge Captial, Inc.)
   Growth II Portfolio)                            Series Funds)

Oppenheimer Developing Markets   Class N          OppenheimerFunds(R)               The Manager

Oppenheimer Global               Class N          OppenheimerFunds(R)               The Manager

Oppenheimer International Bond   Class N          OppenheimerFunds(R)               The Manager

Oppenheimer International        Class N          OppenheimerFunds(R)               The Manager
   Small Company

Oppenheimer Main Street          Class N          OppenheimerFunds(R)               The Manager
  Opportunity

Oppenheimer Main Street Small    Class A          OppenheimerFunds(R)               The Manager
  Cap

Oppenheimer Main Street Small    Class N          OppenheimerFunds(R)               The Manager
  Cap

Oppenheimer Small & Mid          Class N          OppenheimerFunds(R)               The Manager
  Cap Value

Oppenheimer Small Cap Value      Class N          OppenheimerFunds(R)               The Manager

PIMCO High Yield                 Class R          Pacific Investment                Pacific Investment Management Company LLC
                                                    Management Series

PIMCO High Yield                 Administrative   Pacific Investment                Pacific Investment Management Company LLC
                                                    Management Series

PIMCO Total Return               Class R          Pacific Investment                Pacific Investment Management Company LLC
                                                    Management Series

Pioneer Bond                     Class R          Pioneer Bond Fund                 Pioneer Investment Management, Inc.

Pioneer Emerging Markets         Class A          Pioneer Emerging Markets Fund     Pioneer Investment Management, Inc.

Pioneer Fund                     Class R          Pioneer Fund                      Pioneer Investment Management, Inc.

Pioneer High Yield               Class R          Pioneer High Yield                Pioneer Investment Management, Inc.

Pioneer Mid-Cap Value            Class R          Pioneer Mid-Cap Value             Pioneer Investment Management, Inc.

Pioneer Oak Ridge Large Cap      Class R          Pioneer Oak Ridge Large Cap       Pioneer Investment Management, Inc.
  Growth                                            Growth

Pioneer Papp Small and           Class R          Pioneer Papp Small and Mid        Pioneer Investment Management, Inc.
  Mid Cap Growth                                    Cap Growth

Pioneer Small Cap Value          Class R          Pioneer Small Cap Value           Pioneer Investment Management, Inc.

Pioneer VCT Fund                                  Pioneer Variable Life             Pioneer Investment Mangement, Inc.
                                                    Contracts Trust

Pioneer VCT Growth Opportunities                  Pioneer Variable Life             Pioneer Investment Management, Inc.
                                                    Contracts Trust

Russell 2010 Strategy Fund       Class R3         LifePoints(R) Funds               Frank Russell Investment Management Co. (FRIMCO)

Russell 2020 Strategy Fund       Class R3         LifePoints(R) Funds               Frank Russell Investment Management Co. (FRIMCO)

Russell 2030 Strategy Fund       Class R3         LifePoints(R) Funds               Frank Russell Investment Management Co. (FRIMCO)

Russell 2040 Strategy Fund       Class R3         LifePoints(R) Funds               Frank Russell Investment Management Co. (FRIMCO)

Russell Emerging Markets Fund    Class E          Russell Funds                     Frank Russell Investment Management Co. (FRIMCO)

Russell Real Estate Securities   Class E          Russell Funds                     Frank Russell Investment Management Co. (FRIMCO)
  Fund

Russell Select Value Fund        Class E          Russell Funds                     Frank Russell Investment Management Co. (FRIMCO)


Russell LifePoints(R)            Class R3         LifePoints(R) Funds               Frank Russell Investment Management Co. (FRIMCO)
  Aggressive

Russell LifePoints(R)            Class E          LifePoints(R) Funds               Frank Russell Investment Management Co. (FRIMCO)
  Aggressive

Russell LifePoints(R) Balanced   Class R3         LifePoints(R) Funds               Frank Russell Investment Management Co. (FRIMCO)

Russell LifePoints(R) Balanced   Class E          LifePoints(R) Funds               Frank Russell Investment Management Co. (FRIMCO)

Russell LifePoints(R)            Class R3         LifePoints(R) Funds               Frank Russell Investment Management Co. (FRIMCO)
  Conservative

Russell LifePoints(R)            Class E          LifePoints(R) Funds               Frank Russell Investment Management Co. (FRIMCO)
  Conservative

Russell LifePoints(R) Equity     Class R3         LifePoints(R) Funds               Frank Russell Investment Management Co. (FRIMCO)
  Aggressive

Russell LifePoints(R) Equity     Class E          LifePoints(R) Funds               Frank Russell Investment Management Co. (FRIMCO)
  Aggressive

Russell LifePoints(R) Moderate   Class R3         LifePoints(R) Funds               Frank Russell Investment Management Co. (FRIMCO)

Russell LifePoints(R) Moderate   Class E          LifePoints(R) Funds               Frank Russell Investment Management Co. (FRIMCO

Russell Equity I                 Class E          Russell Funds                     Frank Russell Investment Management Co. (FRIMCO)

Russell Equity II                Class E          Russell Funds                     Frank Russell Investment Management Co. (FRIMCO)

Russell Equity Q                 Class E          Russell Funds                     Frank Russell Investment Management Co. (FRIMCO)

Russell International            Class E          Russell Funds                     Frank Russell Investment Management Co. (FRIMCO)

State Street Equity 500 Index    Class A          State Street Institutional        State Street Bank & Trust Company
                                                  Investment Trust

State Street Equity 500 Index    Class R          State Street Institutional        State Street Bank & Trust Company
                                                    Investment Trust
T. Rowe Price Blue Chip Growth   Class R          T. Rowe Price Blue Chip           T. Rowe Price Associates, Inc.
                                                    Growth Fund, Inc.
(1) Please refer to the Fund prospectus for a description of the class designation.

Investment Accounts and         Class
Corresponding Mutual Fund     Designation
Portfolios                      If Any(1)         Mutual Fund                        Investment Advisor

T. Rowe Price Equity Income                       T. Rowe Price Equity Income       T. Rowe Price Associates, Inc.
                                                    Fund

T. Rowe Price Equity Income      Class R          T. Rowe Price Equity Income       T. Rowe Price Associates, Inc.
                                                    Fund

T. Rowe Price Growth Stock       Class R          T. Rowe Price Growth Stock, Inc.  T. Rowe Price Associates, Inc.

T. Rowe Price European Stock Fund                 T. Rowe Price International       T. Rowe Price Associates, Inc.
                                                    Funds, Inc.

T. Rowe Price International      Class R          T. Rowe Price International       T. Rowe Price Associates, Inc.
  Growth & Income                                   Funds, Inc.

T. Rowe Price International      Class R          T. Rowe Price International       T. Rowe Price Associates, Inc.
  Stock                                             Funds, Inc.

T. Rowe Price Mid-Cap Growth     Class R          T. Rowe Price Mid-Cap             T. Rowe Price Associates, Inc.
                                                    Growth Fund, Inc.

T. Rowe Price Mid-Cap Value      Class R          T. Rowe Price Mid Cap             T. Rowe Price Associates, Inc.
                                                    Value Fund, Inc.

Templeton Foreign                Class R          Templeton Foreign Fund            Templeton Global Advisors Limited

Templeton Growth                 Class R          Templeton Growth Fund             Templeton Global Advisors Limited

Thornburg Core Growth            Class R          Thornburg Investment Trust        Thornburg Investment Management, Inc.

Thornburg International Value    Class R          Thornburg Investment Trust        Thornburg Investment Management, Inc.

Thornburg Limited-Term Income    Class R          Thornburg Investment Trust        Thornburg Investment Management, Inc.

Thornburg Limited-Term           Class R          Thornburg Investment Trust        Thornburg Investment Management, Inc.
  US Government

Thornburg Value                  Class R          Thornburg Investment Trust        Thornburg Investment Management, Inc.

Vanguard Explorer                Investor         Vanguard Explorer Fund, Inc.      Granahan Investment Management, Inc., Wellington
                                                                                      Management, Inc. & The Vanguard Group
Vanguard Short-Term Federal      Investor         Vanguard Fixed Income               The Vanguard Group
                                                    Securities Funds
(1) Please refer to the Fund prospectus for a description of the class designation.


     Each of the Funds has a different investment objective. An Owner or a Participant (depending on the Contract) may allocate contributions to one or more of the Investment Accounts available under a Contract. A Participant's Account Value will increase or decrease in dollar value depending upon the investment performance of the underlying mutual fund portfolio in which the Investment Account invests. These amounts are not guaranteed. The Owner or the Participant bears the investment risk for amounts allocated to an Investment Account of the Variable Account.


FIXED INTEREST ACCOUNT

     An Owner or a Participant (depending on the Contract) may allocate contributions to the Fixed Interest Account, which is part of AUL's General Account. Amounts allocated to the Fixed Interest Account earn interest at rates periodically determined by AUL. These rates are guaranteed to be at least equal to a minimum effective annual rate ranging from 1% to 4%, depending on the Contract. See the Section "The Fixed Interest Account" later in this Prospectus.


CONTRIBUTIONS

     For Recurring Contribution Contracts, contributions may vary in amount and frequency. A Plan may impose maximum and minimum contribution limits depending on the type of Plan. In a Single Contribution Contract, Participants must make contributions of at least $5,000. See the Section "Contributions under the Contracts" later in this Prospectus.


TRANSFERS

An Owner or a Participant (depending on the Contract) may transfer his or her Variable Account Value among the Investment Accounts or to the Fixed Interest Account at any time during the Accumulation Period, subject to certain restrictions. Similarly, an Owner or a Participant may transfer part or all of his or her Fixed Interest Account Value to one or more of the available Investment Accounts during the Accumulation Period, subject to certain restrictions. For a detailed explanation of transfer rights and restrictions, please refer to the Section "Transfers of Account Value" later in this Prospectus.

WITHDRAWALS

The Participant may surrender or take a withdrawal from the Account Value at any time before the Annuity Commencement Date, subject to the limitations under any applicable Plan, the Contract and applicable law. See the Section "Cash Withdrawals" later in this Prospectus.

     Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "Constraints on Withdrawals." In addition, distributions under certain retirement programs may result in a tax penalty. See the Section "Tax Penalty" later in this Prospectus. A withdrawal or surrender may also be subject to a withdrawal charge and a market value adjustment. See the Sections "Withdrawal Charge" and "The Fixed Interest Account" later in this Prospectus.

THE DEATH BENEFIT

     If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. Generally, the amount of the death benefit is equal to the vested portion of the Participant's Account Value minus any outstanding loan balances and any due and unpaid charges on those loans. Some Contracts may contain a provision for a guaranteed minimum death benefit. A death benefit will not be payable if the Participant dies on or after the Annuity Commencement Date, except as may be provided under the Annuity Option elected. See the Sections "The Death Benefit" and "Annuity Options" later in this Prospectus.

ANNUITY OPTIONS

     The Contracts provide for several fixed Annuity Options, any one of which may be elected if permitted by the applicable Plan and applicable law. AUL will pay fixed and guaranteed payments under the Annuity Options. See the Section "Annuity Period" later in this Prospectus.

CHARGES

     Depending on the Contract, AUL may deduct certain charges in connection with the operation of the Contracts and the Variable Account. These charges are described below.

WITHDRAWAL CHARGE

     AUL does not impose a sales charge at the time a contribution is made to a Participant's Account under a Contract. If a Participant makes a cash withdrawal or surrenders the Contract, AUL may assess a withdrawal charge (which may also be referred to as a contingent deferred sales charge) where the Participant's Account (or, in some Contracts, the Contract) has not been in existence for a certain period of time. AUL will not assess a withdrawal charge upon the payment of a death benefit under a Contract. Under certain Contracts known as "Benefit Responsive" Contracts, AUL will not impose withdrawal charges under certain circumstances. See the Section "Withdrawal Charge" later in this Prospectus.


PREMIUM TAX CHARGE


     Various states impose a tax on premiums received by insurance companies. AUL assesses a premium tax charge to reimburse itself for premium taxes that it incurs, which are directly related to amounts received for the Participant from the balance applied to purchase an annuity, which usually will be deducted at the time annuity payments commence. Premium taxes currently range from 0% to 3.5%, but are subject to change by such governmental entities. See the Section "Premium Tax Charge" later in this Prospectus.


ASSET CHARGE

     AUL deducts a daily charge in an amount not greater than an annual rate of 1.25% of the average daily net assets of each Investment Account of the Variable Account, depending upon your contract. Provided that certain contractual and underwriting conditions are met, some Contracts may have a portion of this charge offset in the form of a credit of

Accumulation Units to Participant Accounts. See the Sections "Asset Charge" and "Variable Investment Plus" later in this Prospectus.


ADMINISTRATIVE CHARGE

     AUL may deduct from a Participant's Account an Administrative Charge equal to a maximum of $50 per year, deducted quarterly. For some Contracts, the Administrative Charge may be completely waived. The charge is only assessed during the Accumulation Period. An Administrative Charge will not be imposed on certain Contracts if the value of a Participant's Account is equal to a certain minimum on the quarterly Contract anniversary. See the Section "Administrative Charge" later in this Prospectus.


ADDITIONAL CHARGES AND FEES

     Some Contracts may contain additional charges and fees for services such as loan initiation, non-electronic transfers, distributions, providing investment advice, brokerage window services, guaranteed minimum death benefit and contract termination. See the "Expense Table" and the Section "Additional Charges and Fees" later in this Prospectus.

EXPENSES OF THE FUNDS

Each Investment Account of the Variable Account purchases shares of the corresponding Portfolio of one of the Funds. The price of the shares reflects investment advisory fees and other expenses paid by each Portfolio. In addition, some Funds may charge a redemption fee for short-term trading. Please consult the Funds' Prospectuses for a description of these fees and expenses.

TEN-DAY FREE LOOK

     Under 403(b), 408 and 408A Contracts, the Owner has the right to return the Contract for any reason within ten days (or, in some states, twenty days) of receipt. If this right is exercised, the Contract will be considered void from its inception and AUL will fully refund any contributions.

TERMINATION BY THE OWNER

An Owner of a Contract acquired in connection with an Employee Benefit Plan, a 457 or 409A Program, or an Employer Sponsored 403(b) Program may terminate the Contract by sending proper written notice of termination to AUL at its Home Office. Upon termination of such a Contract, the Owner may elect from the payment options offered under the Contract. Under one payment option available under certain Contracts, AUL may assess an investment liquidation charge (or in some Contracts, a Market Value Adjustment) on a Participants' Fixed Interest Account Withdrawal Value. This option is currently not available to Guaranteed Benefit Employer Sponsored 403(b) Contracts. Under another payment option, AUL will not assess an investment liquidation charge or Market Value Adjustment. However, amounts attributable to the aggregate Withdrawal Values derived from the Fixed Interest Account of all Participants under the Contract shall be paid in six, seven, or eleven approximately equal annual installments, depending on the Contract. For more information on termination by an Owner, including information on the payment options and the investment liquidation charge (or the Market Value Adjustment), see the Section "Termination by the Owner" later in this Prospectus.

CONTACTING AUL

     Individuals should direct all inquiries, notices, and forms required under these Contracts to AUL at the address of the Annuity Service Office provided in the front of this Prospectus.


                                  EXPENSE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expeses that you will pay at the time that you buy the contract, surrender the contract, or transfer Account Value between Investment Accounts.
State Premium taxes may also be deducted. See "Premium Tax Charge." The information contained in the table is not generally applicable to amounts allocated to the Fixed Interest Account or to annuity payments under an Annuity
Option.


Participant Transaction Expenses
  Maximum Deferred Sales Load (withdrawal charge)(1).......................................................................    8%


Optional Fees (Applicable to Certain Contracts)
  Maximum Loan Initiation Fee(2)...........................................................................................  $100
  Maximum Charge for Non-Electronic Transfers(3)...........................................................................    $5
  Maximum Charge for Non-Electronic Contributions..........................................................................$1,000
  Maximum Distribution Fee(4)..............................................................................................   $40
  Maximum Contract Termination Individual Participant Check Fee(5).........................................................  $100

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund expenses.

Maximum administrative charge (per year)(6)..............................................................................     $50
Maximum Brokerage Window Fee(7)..........................................................................................    $100
Separate (Variable) Account Annual Expenses (as a percentage of average account value)
  Maximum Total Separate Account Annual Expenses (Asset Charge)(8).......................................................   1.25%
Investment Advice Provider Fee(9)....................................................................................... May vary
Managed Account Service Fee (9).........................................................................................    1.00%

Maximum Plan Sponsor Investment Option Advisory Fee(10).................................................................. $ 1,500

Maximum Guaranteed Minimum Death Benifit Option(per year)(11)............................................................   0.20%

(1) The withdrawal charge varies based on the Contract. The maximum withdrawal charge is 8% of the Account Value in excess of any 10% free-out in Contracts containing a 10% free-out provision, for the first five years, 4% of the Account Value in excess of any applicable 10% free-out for the next five years, and no withdrawal charge beyond the tenth year. Your charges may be less than the charges described. See the section "Withdrawal Charges" later in this prospectus.

(2) AUL may assess a Loan Initiation Fee of up to $100 against the Account of any Participant for whom a Plan loan withdrawal is requested.

(3) AUL may charge a service fee of up to $5 for non-electronic transfers between Investment Options, which will either be billed to the Owner or deducted from the Participant's Account.

(4) AUL may bill the Owner for a Distribution Fee of up to $40 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump-sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(5) AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon Contract termination. This Fee will not apply to a lump-sum payment to the Owner upon Contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(6) The Administrative Charge may be less than $50.00 per year, based on the size of the Participant's Account and/or the type of Contract.

(7) The Brokerage Window is only available with Certain Employer Sponsored contracts at certain asset levels. AUL may bill the owner for this charge or deduct the charge from the Participant's Account.

(8) This charge may be less than 1.25% for certain Contracts. A Contract's Asset Charge may be 0.00%, 0.25%, 0.50%, 0.75%, 1.00% or 1.25%. Furthermore, a portion of the asset charge may be credited back to a Participant's account in the form of Accumulation Units. The number of Accumulation Units credited will depend on the terms of the Contract and the aggregate variable investment account assets on deposit. Please refer to your Contract for details regarding the Asset Charge applicable to you.

(9) Investment Advice Provider Fee and Managed Account Service Fee: AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. There is no cost to the Participant when using the basic investment advice service. AUL may also assess an account management fee directly against the Account of each Participant who utilizes the more detailed, hands-on managed accounts service. The fee for the managed account service is one percent of the total account value annually, paid in .25 percent quarterly installments. AUL will forward a portion of the fee to the investment advice provider and may retain a portion of the fee for administrative and distribution services.

(10) Plan Sponsor Investment Option Advisory Fee: AUL may bill the Owner for a Plan Sponsor Investment Option Fee. If this option is chosen, the maximum fee of $1,500 applies to plans with assets under $20,000,000. Plans with assets greater than $20,000,000 must contact AUL to determine the applicable fee.

(11) This charge only applies to certain voluntary TDA and IRA Contracts. This fee is deducted quarterly.


     The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Fund Annual Operating Expenses                        Minimum      Maximum


(expenses that are deducted from Fund
assets, including management fees, distribution
and/or service (12b-1) fees,
and other expenses*).......................................   0.245%       2.05%

*In addition, some Funds may charge a redemption fee for short term trading in their Fund. Please consult the Fund prospectus for details.

                                    EXAMPLE

     The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Participant transaction expenses, Contract fees, separate account annual expenses, and Fund fees and expenses.

     The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable time period:

1 Year          3 Years          5 Years          10 Years

$1,128         $2,103           $3,292           $6,805

(2) If you annuitize at the end of the applicable time period:

1 Year          3 Years          5 Years          10 Years

$  402          $1,364           $2,539           $6,411

(3) If you do not surrender your contract:

1 Year          3 Years          5 Years          10 Years

$  402          $1,364           $2,539           $6,411

                         CONDENSED FINANCIAL INFORMATION

The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the ten year period from December 31, 1996 or the first deposit (as listed beside the beginning value in the year of inception), whichever is more recent, through December 31, 2005. No information is available for periods prior to these dates.

The following table should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31, 2005. The Variable Account's financial statements have been audited by PricewaterhouseCoopers LLP, the Variable Account's Independent Registered Public Accounting Firm.

Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   -------------------------
   CLASS O UNITS

OneAmeria Asset Director
    2005                         $ 3.83                     $ 4.08                            15,641,018
    2004                           3.48                       3.83                            14,894,289
    2003                           2.76                       3.48                            13,400,476
    2002                           2.87                       2.76                            13,164,496
    2001                           2.63                       2.87                            12,753,881
    2000                           2.30                       2.63                            10,360,033
    1999                           2.35                       2.30                            11,417,366
    1998                           2.20                       2.35                            12,020,235
    1997                           1.84                       2.20                            10,816,324
    1996                           1.66                       1.84                            10,087,186

OneAmerica Asset Director
Advisor
    2005                         $ 1.43                     $ 1.51                               726,297
    2004                           1.42                       1.43                               238,572
    2003                           1.07 (5/01/2003)           1.42                                     0

OneAmerica Investment Grade Bond
    2005                         $ 2.37                     $ 2.39                            12,343,459
    2004                           2.30                       2.37                            12,786,315
    2003                           2.22                       2.30                            13,248,507
    2002                           2.09                       2.22                            14,031,515
    2001                           1.97                       2.09                            10,785,661
    2000                           1.80                       1.97                             7,983,484
    1999                           1.85                       1.80                             7,392,277
    1998                           1.72                       1.85                             7,003,232
    1997                           1.62                       1.72                             4,937,428
    1996                           1.60                       1.62                             4,535,171

OneAmerica Investment Grade Bond
Advisor
    2005                         $ 1.05                     $ 1.05                               444,127
    2004                           1.02                       1.05                                80,102
    2003                           1.01 (5/01/2003)           1.02                                     0

OneAmerica Money Market
    2005                         $ 1.45                     $ 1.47                            20,497,268
    2004                           1.45                       1.45                            21,247,118
    2003                           1.46                       1.45                            21,895,488
    2002                           1.46                       1.46                            22,600,885
    2001                           1.43                       1.46                            21,163,682
    2000                           1.37                       1.43                            17,689,664
    1999                           1.32                       1.37                            16,194,739
    1998                           1.28                       1.32                             8,101,398
    1997                           1.23                       1.28                             5,764,433
    1996                           1.19                       1.23                             3,931,272

OneAmerica Money Market
Advisor
    2005                         $ 0.98                     $ 1.00                                394,611
    2004                           0.99                       0.98                                      0
    2003                           1.00 (5/01/2003)           0.99                                      0

OneAmerica Value
    2005                         $ 5.03                     $ 5.46                            17,500,653
    2004                           4.43                       5.03                            17,430,617
    2003                           3.29                       4.43                            16,240,130
    2002                           3.58                       3.29                            15,896,163
    2001                           3.25                       3.58                            14,015,800
    2000                           2.80                       3.25                            12,597,555
    1999                           2.86                       2.80                            14,055,411
    1998                           2.70                       2.86                            14,376,727
    1997                           2.11                       2.70                            12,586,036
    1996                           1.79                       2.11                            10,589,355


Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   -------------------------
OneAmerica Value
Advisor
    2005                         $ 1.61                     $ 1.74                               567,709
    2004                           1.30                       1.61                                   119
    2003                           1.05 (5/01/2003)           1.30                                     0

AIM Basic Value
Class A
    2005                         $ 1.10                     $ 1.15                               261,303
    2004                           1.01                       1.10                               248,793
    2003                           0.77                       1.01                               206,652
    2002                           1.00                       0.77                               153,916


AIM Basic Value
R Class
    2005                         $ 1.22                     $ 1.27                                 9,269
    2004                           1.12                       1.22                                   643
    2003                           1.01 (10/01/2003)          1.12                                     0

AIM Dynamics (Formerly INVESCO Dynamics)
    2005                         $ 2.17                     $ 2.37                               104,346
    2004                           1.96                       2.17                               112,075
    2003                           1.44                       1.96                                77,788
    2002                           2.18                       1.44                                22,734
    2001                           2.66                       2.18                                   145

AIM Energy(Formerly INVESCO Energy)
    2005                         $ 1.35                     $ 2.05                               368,789
    2004                           1.00                       1.35                                69,703
    2003                           0.82                       1.00                                52,892
    2002                           0.87                       0.82                                47,128
    2001                           1.10                       0.87                                     0

AIM Energy(Formerly INVESCO Energy)
Class A
    2005                         $ 1.62                     $ 2.46                                23,062
    2004                           1.20                       1.62                                   469
    2003                           1.07 (10/01/2003)          1.20                                     0

AIM Financial Services (Formerly INVESCO Financial Services)
    2005                         $ 1.14                     $ 1.18                                99,628
    2004                           1.06                       1.14                               224,049
    2003                           0.83                       1.06                               148,793
    2002                           0.99                       0.83                                75,375
    2001                           1.03 (5/1/2001)            0.99                                 3,556

AIM Financial Services
Class A
   2005                          $ 1.36                     $ 1.41                                 2,129
   2004                            1.27                       1.36                                     0
   2003                            1.00 (4/14/2003)           1.27                                     0

AIM Global Equity
Class A
   2005                          $ 1.35                     $ 1.46                               121,156
   2004                            1.12                       1.35                                     0
   2003                            1.00 (9/15/2003)           1.12                                     0

AIM Global Health Care (Formerly INVESCO Heath Sciences)
    2005                         $ 1.07                     $ 1.15                               287,496
    2004                           1.02                       1.07                               301,686
    2003                           0.81                       1.02                               152,134
    2002                           1.10                       0.81                                66,034
    2001                           1.09                       1.10                                   766

AIM Mid Cap Core Equity
Class A
    2005                         $ 1.19                     $ 1.26                               748,926
    2004                           1.06                       1.19                               576,403
    2003                           0.84                       1.06                               299,862
    2002                           1.00                       0.84                                92,931

AIM Mid Cap Core Equity
R Class
    2005                         $ 1.20                     $ 1.27                               391,507
    2004                           1.07                       1.20                               132,136
    2003                           1.00 (10/01/2003)          1.07                                     0



Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   -------------------------
AIM Small Cap Growth
Class A
    2005                         $ 1.14                     $ 1.22                                72,139
    2004                           1.08                       1.14                                32,156
    2003                           0.78                       1.08                                20,363
    2002                           1.00                       0.78                                    65

AIM Small Cap Growth
R Class
    2005                         $ 1.13                     $ 1.20                                28,170
    2004                           1.07                       1.13                                13,033
    2003                            .98 (10/01/2003)          1.07                                     0

AIM Technology (Formerly INVESCO Technology)
    2005                         $ 0.68                     $ 0.69                               261,489
    2004                           0.67                       0.68                               265,178
    2003                           0.47                       0.67                               183,900
    2002                           0.91                       0.47                               159,525
    2001                           1.28 (5/1/2001)            0.91                                   914

AIM Technology (Formerly INVESCO Technolgy)
Class A
    2005                         $ 1.43                     $ 1.44                                 7,904
    2004                           1.40                       1.43                                 4,422
    2003                           1.28 (10/01/2003)          1.40                                     0

Alger American Balanced
    2005                         $ 0.90                     $ 0.97                             5,309,729
    2004                           0.88                       0.90                             5,608,418
    2003                           0.75                       0.88                             4,846,307
    2002                           0.86                       0.75                             3,565,920
    2001                           0.89                       0.86                             2,331,733
    2000                           0.97                       0.89                               404,710

Alger American Growth
    2005                         $ 2.28                     $ 2.52                            35,493,177
    2004                           2.19                       2.28                            37,865,891
    2003                           1.64                       2.19                            38,799,525
    2002                           2.48                       1.64                            35,535,748
    2001                           2.85                       2.48                            33,303,582
    2000                           3.38                       2.85                            30,678,545
    1999                           2.56                       3.38                            24,826,105
    1998                           1.75                       2.56                            16,282,040
    1997                           1.41                       1.75                            10,920,405
    1996                           1.26                       1.41                             6,674,992

Alger American Leveraged AllCap
    2005                         $ 0.50                     $ 0.57                             4,587,833
    2004                           0.47                       0.50                             3,808,431
    2003                           0.35                       0.47                             3,023,797
    2002                           0.54                       0.35                             1,648,485
    2001                           0.65                       0.54                               855,690
    2000                           0.87                       0.65                                48,491

AllianceBernstein Global Value
Class R
    2005                         $ 1.00 (5/20/2005)         $ 1.15                               324,509

AllianceBernstein International Value
Class R
    2005                         $ 1.00 (5/20/2005)         $ 1.18                                 1,819

AllianceBernstein Value Fund
Class R
    2005                         $ 1.00 (5/20/2005)         $ 1.05                                 3,197

Allianz CCM Capital Appreciation (Formerly Pimco CCM Capital Appreciation)
    2005                         $ 1.18                     $ 1.27                               114,696
    2004                           1.07                       1.18                                 1,210
    2003                           1.01 (10/01/2003)          1.07                                     0

Allianz NFJ Small-Cap Value Value (Formerly Pimco NFJ Small Cap Value)
R Class
    2005                         $ 1.35                     $ 1.46                               754,647
    2004                           1.11                       1.35                               171,935
    2003                           1.00 (10/01/2003)          1.11                                     0



Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   -------------------------
Allianz OpCap Renaissance (Formerly Pimco PEA Renaissance)
    2005                         $ 1.27                     $ 1.21                             3,997,575
    2004                           1.11                       1.27                             3,862,488
    2003                           0.71                       1.11                               307,847
    2002                           1.00 (6/1/2002)            0.71                                92,285

Allianz OpCap Value (Formerly Pimco PEA Value)
    2005                         $ 1.22                     $ 1.24                               305,559
    2004                           1.05                       1.22                               265,197
    2003                           0.74                       1.05                                95,796
    2002                           1.00 (6/1/2002)            0.74                                13,833

Allianz OpCap Value (Formerly Pimco PEA Value)
R Class
    2005                         $ 1.32                     $ 1.34                               229,125
    2004                           1.15                       1.32                               111,878
    2003                           1.00 (10/01/2003)          1.15                                     0

American Century(R) Aggressive
    2005                         $ 1.20                     $ 1.28                             1,753,672
    2004                           1.09                       1.20                             1,001,304
    2003                           0.86                       1.09                               318,711
    2002                           1.00 (6/1/2002)            0.86                                24,395

American Century(R) VP Capital Appreciation
    2005                         $ 1.38                     $ 1.67                             6,566,358
    2004                           1.30                       1.38                             5,804,303
    2003                           1.09                       1.30                             5,921,060
    2002                           1.41                       1.09                             5,554,227
    2001                           1.98                       1.41                             5,183,712
    2000                           1.84                       1.98                             5,192,872
    1999                           1.13                       1.84                             2,434,924
    1998                           1.17                       1.13                             1,905,162
    1997                           1.23                       1.17                             1,970,129
    1996                           1.30                       1.23                             1,785,854

American Century(R) Conservative
    2005                         $ 1.14                     $ 1.17                               728,536
    2004                           1.07                       1.14                               381,857
    2003                           0.94                       1.07                               148,887
    2002                           1.00                       0.94                                33,460

American Century(R) Equity Growth
Advisor
    2005                         $ 1.15                     $ 1.22                               302,561
    2004                           1.00 (05/17/2004)          1.15                                48,039

American Century(R) Equity Income
Investor Class
    2005                         $ 1.44                     $ 1.45                             2,170,834
    2004                           1.29                       1.44                             1,825,291
    2003                           1.05                       1.29                             1,098,415
    2002                           1.12                       1.05                               460,245
    2001                           1.05 (05/01/2001)          1.12                                10,717

American Century(R) Equity Income
Advisor
    2005                         $ 1.37                     $ 1.39                               392,670
    2004                           1.24                       1.37                                    91
    2003                           1.03 (05/01/03)            1.24                                     0


American Century(R) Ginnie Mae
    2005                         $ 1.03                     $ 1.04                               177,276
    2004                           1.01                       1.03                               162,057
    2003                           1.01 (10/01/03)            1.01                                     0

American Century(R) Growth
Advisor
    2005                         $ 1.16                     $ 1.20                                95,130
    2004                           1.09                       1.16                                68,698
    2003                            .95 (10/01/03)            1.07                                     0

American Century(R) Income and Growth
Investor Class
    2005                         $ 1.07                     $ 1.11                               256,142
    2004                           0.96                       1.07                               257,431
    2003                           0.75                       0.96                               108,792
    2002                           0.94                       0.75                                71,607
    2001                           1.02 (05/01/2001)          0.94                                 1,385


Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   -------------------------
American Century(R) Inflation-Adjusted Bond
Advisor
    2005                         $ 1.06                     $ 1.07                               896,882
    2004                           1.00 (05/17/2004)          1.06                               271,957

American Century(R) International Growth
Investor Class
    2005                         $ 1.88                     $ 2.11                               481,271
    2004                           1.65                       1.88                               393,336
    2003                           1.34                       1.65                               436,240
    2002                           1.68                       1.34                               130,388
    2001                           2.02                       1.68                                   120

American Century(R) Large Company Value
Advisor
    2005                         $ 1.45                     $ 1.48                               510,254
    2004                           1.28                       1.45                               113,289
    2003                           1.03 (05/01/03)            1.28                                     0

American Century(R) Moderate
    2005                         $ 1.18                     $ 1.24                             3,412,427
    2004                           1.09                       1.18                             2,263,698
    2003                           0.90                       1.09                               965,042
    2002                           1.00                       0.90                               205,309

American Century(R) New Opportunities II
Advisor
    2005                         $ 1.17                     $ 1.21                                51,638
    2004                           1.00 (05/17/2004)          1.17                                37,424

American Century(R) Real Estate
Advisor
    2005                         $ 1.65                     $ 1.89                               191,151
    2004                           1.29                       1.65                                50,800
    2003                           1.01 (05/01/03)            1.29                                     0

American Century(R) Select
Investor Class
    2005                         $ 2.10                     $ 2.10                                20,250
    2004                           1.99                       2.10                                14,757
    2003                           1.61                       1.99                               107,703
    2002                           2.11                       1.61                                91,651
    2001                           2.41 (05/01/2001)          2.11                                     0

American Century(R) Small Cap Value
    2005                         $ 1.75                     $ 1.87                             3,772,575
    2004                           1.45                       1.75                             3,009,325
    2003                           1.08                       1.45                             1,341,148
    2002                           1.23                       1.08                               515,244
    2001                           1.08                       1.24                                16,826

American Century(R) Small Company
    2005                         $ 1.93                     $ 2.03                                57,584
    2004                           1.52                       1.93                                46,702
    2003                           1.05 (05/01/03)            1.52                                 1,070

American Century(R) Small Cap Value
Advisor
    2005                         $ 1.66                     $ 1.77                               131,828
    2004                           1.52                       1.66                                78,721
    2003                           1.05 (05/01/03)            1.52                                     0

American Century(R) Strategic Alloc. Aggressive
Advisor
    2005                         $ 1.39                     $ 1.47                               509,829
    2004                           1.26                       1.39                               259,047
    2003                           1.03 (05/01/03)            1.26                                     0

American Century(R) Strategic Alloc. Conservative
Advisor
    2005                         $ 1.20                     $ 1.23                               197,157
    2004                           1.13                       1.20                                71,118
    2003                           1.02 (05/01/03)            1.13                                     0

American Century(R) Strategic Alloc. Moderate
Advisor
    2005                         $ 1.31                     $ 1.37                             1,347,923
    2004                           1.21                       1.31                               586,339
    2003                           1.03 (05/01/03)            1.21                                     0


Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   -------------------------
American Century(R) Ultra
Investor Class
    2005                         $ 2.31                     $ 2.33                               309,375
    2004                           2.11                       2.31                               286,247
    2003                           1.70                       2.11                               400,189
    2002                           2.24                       1.70                               316,787
    2001                           2.43 (05/01/2001)          2.24                                   114

American Century(R) Ultra
Advisor
    2005                         $ 1.32                     $ 1.32                               394,020
    2004                           1.21                       1.32                                39,386
    2003                           1.02 (05/01/03)            1.21                                     0

American Century(R) Vista
Advisor
    2005                         $ 1.12                     $ 1.21                               134,549
    2004                           1.00 (05/17/2004)          1.12                                36,669

Ariel
    2005                         $ 1.29                     $ 1.29                             1,297,362
    2004                           1.07                       1.29                             1,589,544
    2003                           0.85                       1.07                               360,936
    2002                           1.00 (06/01/2002)          0.85                                97,409

Ariel Appreciation
    2005                         $ 1.19                     $ 1.21                             1,338,481
    2004                           1.07                       1.19                             1,295,388
    2003                           0.83                       1.07                               587,395
    2002                           1.00 (06/01/2002)          0.83                                82,132

Calvert Income
Class A
    2005                         $ 1.18                     $ 1.21                             4,664,735
    2004                           1.14                       1.18                             3,691,036
    2003                           1.01                       1.14                               460,417
    2002                           1.00                       1.01                               232,814

Calvert New Vision Small Cap
Class A
    2005                         $ 1.09                     $ 0.98                               124,291
    2004                           1.01                       1.09                                97,729
    2003                           0.75                       1.01                                38,884
    2002                           1.00                       0.75                                 4,870

Calvert Social Investment Equity
    2005                         $ 1.10                     $ 1.13                               359,921
    2004                           1.04                       1.10                               403,799
    2003                           0.86                       1.04                               347,485
    2002                           1.00                       0.86                               333,520

Calvert Social Mid Cap Growth
    2005                         $ 2.11                     $ 2.09                             5,906,245
    2004                           1.95                       2.11                             6,184,602
    2003                           1.50                       1.95                             5,545,655
    2002                           2.12                       1.50                             4,777,927
    2001                           2.44                       2.12                             4,701,190
    2000                           2.22                       2.44                             4,159,423
    1999                           2.10                       2.22                             2,606,657
    1998                           1.64                       2.10                             2,283,661
    1997                           1.34                       1.64                             1,070,537
    1996                           1.27                       1.34                               940,440

Dreyfus Premier New Leader
    2005                         $ 1.02                     $ 1.15                                57,612
    2004                           1.00 (12/13/2004)          1.02                                     0

Dreyfus Premier Small Cap Value
    2005                         $ 1.03                     $ 1.04                                   246
    2004                           1.00 (12/13/2004)          1.03                                     0

Dreyfus Premier Structured Midcap
    2005                         $ 1.03                     $ 1.11                                96,426
    2004                           1.00 (12/13/2004)          1.03                                     0

Dreyfus Premier Third Century
    2005                         $ 1.00                    $  1.02                                 2,120
    2004                           1.00 (12/13/2004)          1.00                                     0



Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   -------------------------
Fidelity(R) Advisor Diversified Int'l
    2005                         $ 1.66                     $ 1.95                               243,824
    2004                           1.42                       1.66                               235,525
    2003                           1.04 (5/01/2003)           1.42                                     0

Fideltiy(R) Advisor Dividend Growth
    2005                         $ 1.25                     $ 1.27                               281,087
    2004                           1.20                       1.25                                34,289
    2003                           1.02 (5/01/2003)           1.20                                     0

Fidelity(R) Advisor Equity Income
    2005                         $ 1.41                     $ 1.48                               142,901
    2004                           1.28                       1.41                                42,044
    2003                           1.03 (5/01/2003)           1.28                                     0

Fidelity(R) Advisor Equity Growth
    2005                         $ 1.07                     $ 1.12                                 1,663
    2004                           1.00 (5/17/2004)           1.07                                     0

Fidelity (R)Advisor Freedom 2010
    2005                         $ 1.00 (3/1/2005)          $ 1.04                                20,259

Fidelity(R) Advisor Freedom 2015
    2005                         $ 1.00 (3/1/2005)          $ 1.05                                93,903

Fidelity(R) Advisor Freedom 2020
    2005                         $ 1.00 (3/1/2005)          $ 1.05                                39,697

Fidelity(R) Advisor Freedom 2025
    2005                         $ 1.00 (3/1/2005)          $ 1.06                                20,815

Fidelity(R) Advisor Freedom 2030
    2005                         $ 1.00 (3/1/2005)          $ 1.06                                22,605

Fidelity(R) Advisor Freedom 2035
    2005                         $ 1.00 (3/1/2005)          $ 1.06                                18,695

Fidelity(R) Advisor Freedom 2040
    2005                         $ 1.00 (3/1/2005)          $ 1.06                                16,925

Fidelity(R) Advisor Growth Opportunities
   2005                          $ 1.10                     $ 1.18                                43,832
   2004                            1.00 (5/01/2004)           1.10                                22,265

Fidelity Advisor Int'l Capital Appreciation
    2005                         $ 1.19                     $ 1.33                                 1,204
    2004                           1.00 (5/17/2004)           1.00                                     0

Fidelity(R) Advisor Mid Cap
    2005                         $ 1.60                     $ 1.71                               188,332
    2004                           1.40                       1.60                               137,117
    2003                           1.00 (05/01/2003)          1.40                                     0

Fidelity(R) Advisor New Insights
    2005                         $ 1.00 (5/20/2005)         $ 1.18                                30,002

Fidelity(R) Advisor Overseas
    2005                         $ 1.19                     $ 1.34                                35,351
    2004                           1.00 (05/01/2004)          1.19                                27,501

Fidelity(R) Advisor Small Cap
    2005                         $ 1.71                     $ 1.81                               951,945
    2004                           1.40                       1.71                               156,850
    2003                           1.04 (5/01/2003)           1.40                                     0

Fidelity(R) VIP Asset Manager(SM)
Initial Class
    2005                         $ 2.00                     $ 2.05                            47,580,876
    2004                           1.92                       2.00                            53,440,839
    2003                           1.65                       1.92                            53,469,759
    2002                           1.83                       1.65                            53,227,498
    2001                           1.93                       1.83                            52,427,456
    2000                           2.03                       1.93                            48,253,843
    1999                           1.85                       2.03                            41,549,516
    1998                           1.63                       1.85                            37,109,026
    1997                           1.37                       1.63                            30,831,927
    1996                           1.21                       1.37                            26,868,078



Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   -------------------------
Fidelity(R) VIP Contrafund(R)
    2005                         $ 3.03                     $ 3.50                            30,816,784
    2004                           2.66                       3.03                            27,908,961
    2003                           2.09                       2.66                            24,779,179
    2002                           2.34                       2.09                            22,973,191
    2001                           2.70                       2.34                            21,679,020
    2000                           2.93                       2.70                            20,337,472
    1999                           2.39                       2.93                            17,745,265
    1998                           1.86                       2.39                            13,160,702
    1997                           1.52                       1.86                             8,965,623
    1996                           1.27                       1.52                             4,656,175

Fidelity(R) VIP Equity-Income
    2005                         $ 2.36                     $ 2.47                            11,535,651
    2004                           2.15                       2.36                            12,527,048
    2003                           1.67                       2.15                            12,481,643
    2002                           2.03                       1.67                            12,196,544
    2001                           2.16                       2.03                            12,372,602
    2000                           2.02                       2.16                            11,109,818
    1999                           1.93                       2.02                            10,849,010
    1998                           1.75                       1.93                             9,537,700
    1997                           1.38                       1.75                             6,959,675
    1996                           1.22                       1.38                             4,243,458

Fidelity(R) VIP Growth
    2005                         $ 2.57                     $ 2.69                            49,590,284
    2004                           2.52                       2.57                            55,678,581
    2003                           1.92                       2.52                            54,510,681
    2002                           2.78                       1.92                            52,130,625
    2001                           3.42                       2.78                            51,057,046
    2000                           3.89                       3.42                            46,168,040
    1999                           2.86                       3.89                            38,773,668
    1998                           2.08                       2.86                            32,435,920
    1997                           1.71                       2.08                            26,493,376
    1996                           1.51                       1.71                            22,560,070

Fidelity(R) VIP High Income
    2005                         $ 1.57                     $ 1.60                            14,635,686
    2004                           1.45                       1.57                            16,110,565
    2003                           1.16                       1.45                            17,118,909
    2002                           1.13                       1.16                            16,007,137
    2001                           1.30                       1.13                            15,753,066
    2000                           1.70                       1.30                            12,815,473
    1999                           1.59                       1.70                            11,472,702
    1998                           1.68                       1.59                            11,188,244
    1997                           1.45                       1.68                             8,053,332
    1996                           1.29                       1.45                             6,679,227

Fidelity(R) VIP Overseas
    2005                         $ 1.86                     $ 2.19                            15,890,022
    2004                           1.66                       1.86                            16,014,534
    2003                           1.17                       1.66                            14,430,463
    2002                           1.49                       1.17                            13,464,244
    2001                           1.91                       1.49                            12,518,734
    2000                           2.39                       1.91                            11,353,249
    1999                           1.70                       2.39                            10,272,575
    1998                           1.52                       1.70                            10,099,671
    1997                           1.38                       1.52                             9,308,550
    1996                           1.24                       1.38                             8,245,189

Fifth Third Mid Cap Growth
(Advisor)
   2005                         $ 1.12                      $ 1.23                                 2,316
   2004                           1.00 (3/1/2004)             1.12                                     0

Fifth Third Multi Cap Value
(Advisor)
   2005                         $ 1.10                      $ 1.17                                 5,091
   2004                           1.00 (3/1/2004)             1.10                                     0

Fifth Third Strategic Income
(Advisor)
   2005                         $ 1.09                      $ 1.08                                   585
   2004                           1.00 (3/1/2004)             1.09                                     0



Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   -------------------------
Fifth Third Technology
(Advisor)
   2005                         $ 1.11                      $ 1.17                                42,128
   2004                           1.00 (3/1/2004)             1.11                                     0

Franklin Templeton Flex Cap Growth
   2005                         $ 1.23                      $ 1.29                               187,889
   2004                           1.11                        1.23                                92,544
   2003                           1.00 (10/01/2003)           1.11                                     0

Franklin Templeton Foreign
   2005                         $ 1.28                      $ 1.40                               311,886
   2004                           1.10                        1.28                               158,226
   2003                           1.00 (10/01/2003)           1.10                                     0

Franklin Templeton Growth
   2005                         $ 1.29                      $ 1.37                             2,545,865
   2004                           1.12                        1.29                               259,477
   2003                           1.00 (10/01/2003)           1.12                                     0

Franklin Templeton Small-Mid Cap Growth
   2005                         $ 1.18                      $ 1.28                                 6,061
   2004                           1.00 (5/17/2004)            1.18                                     0

Franklin Templeton Strategic Income
    2005                        $ 1.15                      $ 1.15                               144,184
    2004                          1.06                        1.15                                   991
    2003                          1.02 (10/01/2003)           1.06                                     0

Janus Advisor Forty Fund
    2005                        $ 1.00 (5/20/2005)          $ 1.13                                 4,181

Janus Advisor Growth & Income Fund
    2005                        $ 1.00 (5/20/2005)          $ 1.12                               180,358

Janus Advisor INTECH Risk-Managed Growth
    2005                        $ 1.19                      $ 1.26                                26,577
    2004                          1.07                        1.19                                     0
    2003                          1.00 (9/15/2003)            1.07                                     0
Janus Advisor Small Company Value
    2005                        $ 1.27                      $ 1.13                                 2,594
    2004                          1.10                        1.27                                     0
    2003                          1.00 (9/15/2003)            1.10                                     0

Janus Aspen Series Flexible Bond Portfolio
    2005                        $ 1.54                      $ 1.56                            10,936,764
    2004                          1.50                        1.54                            10,737,951
    2003                          1.43                        1.50                            10,695,429
    2002                          1.31                        1.43                             9,258,998
    2001                          1.23                        1.31                             6,419,285
    2000                          1.17                        1.23                             5,236,802
    1999                          1.17                        1.17                             4,442,495
    1998                          1.08                        1.17                             2,204,070
    1997                          1.00                        1.08                               289,354

Janus Aspen Series Worldwide Growth Portfolio
    2005                        $ 1.40                      $ 1.47                            30,895,367
    2004                          1.35                        1.40                            35,730,498
    2003                          1.11                        1.35                            35,860,493
    2002                          1.50                        1.11                            34,123,387
    2001                          1.96                        1.50                            32,859,993
    2000                          2.36                        1.96                            28,723,922
    1999                          1.45                        2.36                            17,434,845
    1998                          1.14                        1.45                             8,357,911
    1997                          1.01                        1.14                             2,126,372

Lord Abbett Mid-Cap Value
    2005                        $ 1.02                      $ 1.09                                 2,177
    2004                          1.00 (12/13/2004)           1.02                                     0

Lord Abbett Small-Cap Blend
    2005                        $ 1.04                      $ 1.16                               267,565
    2004                          1.00 (12/13/2004)           1.04                                     0

Lord Abbett Small-Cap Value
    2005                        $ 1.03                      $ 1.15                                64,939
    2004                          1.00 (12/13/2004)           1.03                                     0



Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   -------------------------
MFS(R)International New Discovery
    2005                         $ 1.51                     $ 1.80                             1,076,469
    2004                           1.23                       1.51                               567,025
    2003                           0.84                       1.23                               253,507
    2002                           1.00                       0.84                               129,375

MFS(R) Mid-Cap Growth
    2005                         $ 1.10                     $ 1.11                                62,270
    2004                           0.97                       1.10                                46,360
    2003                           0.72                       0.97                                11,263
    2002                           1.00                       0.72                                 3,380

MFS(R) Strategic Value
    2005                         $ 1.17                     $ 1.15                               232,125
    2004                           1.01                       1.17                               106,724
    2003                           0.80                       1.01                                51,802
    2002                           1.00                       0.80                                 6,914

MFS(R) Value
    2005                         $ 1.18                     $ 1.24                               111,238
    2004                           1.04                       1.18                                 2,093
    2003                           0.84                       1.04                                 1,114
    2002                           1.00 (06/01/02)            0.84                                     0

Neuberger Berman Fasciano
Advisor

    2005                         $ 1.22                     $ 1.24                               133,264
    2004                           1.10                       1.22                                38,433
    2003                           1.00 (10/01/2003)          1.10                                     0

Neuberger Berman Focus
Advisor
    2005                         $ 1.12                     $ 1.10                                   865
    2004                           1.00 (12/13/2004)          1.12                                     0

Neuberger Berman Millennium
Advisor
    2005                         $ 1.04                     $ 1.18                                   497
    2004                           1.00 (12/13/2004)          1.04                                     0

Neuberger Berman Partners
Advisor
    2005                         $ 1.01                     $ 1.18                               256,671
    2004                           1.00 (12/13/2004)          1.01                                     0

Old Mutual Columbus Circle Technology &
Communications (Formerly Liberty Ridge Technology & Communications Portfolio)
    2005                         $ 0.82                     $ 0.89                             5,741,050
    2004                           0.78                       0.82                             7,516,210
    2003                           0.54                       0.78                             6,671,788
    2002                           1.20                       0.54                             4,851,848
    2001                           2.54                       1.20                             3,251,322
    2000                           4.45                       2.54                             1,878,426
    1999                           1.35                       4.45                               953,082
    1998                           1.03                       1.35                               214,047
    1997                           1.00                       1.03                               101,585

Old Mutual Emerging Growth (Formerly PBHG Emerging Growth)
    2005                         $ 0.64                     $ 0.68                                   647
    2004                           0.65                       0.64                                   525
    2003                           0.42                       0.65                                   552
    2002                           0.81                       0.42                                   238
    2001                           1.01                       0.81                                     0

Old Mutual Growth ll (Formerly Liberty Ridge Growth II Portfolio)
    2005                         $ 0.97                     $ 1.07                             3,765,269
    2004                           0.92                       0.97                             4,157,058
    2003                           0.74                       0.92                             4,498,118
    2002                           1.08                       0.74                             4,163,718
    2001                           1.83                       1.08                             4,241,331
    2000                           2.23                       1.83                             4,102,333
    1999                           1.14                       2.23                             1,277,768
    1998                           1.07                       1.14                               412,873
    1997                           1.00                       1.07                                58,505



Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   -------------------------
Old Mutual Large Cap Value (Formerly PBHG Large Cap Value)
    2005                         $ 0.90                     $ 0.91                               449,026
    2004                           0.86                       0.90                               507,836
    2003                           0.73                       0.86                               297,753
    2002                           0.98                       0.73                               164,156
    2001                           1.05                       0.98                                 8,536

Oppenheimer Developing Market Fund
    2005                         $ 1.00 (5/20/2005)         $ 1.36                               235,406

Oppenheimer International Bond Fund
    2005                         $ 1.00 (5/20/2005)         $ 1.08                                 3,034

Oppenheimer International Small Company Fund
    2005                         $ 1.00 (5/20/2005)         $ 1.28                                 3,097

Oppenheimer Main Street Opportunity Fund
    2005                         $ 1.00 (5/20/2005)         $ 1.08                                 2,741

Oppenheimer Small Cap Value Fund
    2005                         $ 1.00 (5/20/2005)         $ 1.13                                 2,877

Pimco High Yield
R Class
    2005                         $ 1.14                     $ 1.17                               234,537
    2004                           1.06                       1.14                                47,551
    2003                           1.01 (10/01/2003)          1.06                                     0

Pimco High Yield
    2005                         $ 1.29                     $ 1.33                               203,927
    2004                           1.20                       1.29                                22,555
    2003                           0.98                       1.20                                     0
    2002                           1.00 (6/01/2002)           0.98                                     0

Pimco Total Return
R Class
    2005                         $ 1.05                     $ 1.05                               998,132
    2004                           1.01                       1.05                               256,324
    2003                           1.01 (10/01/2003)          1.01                                     0

Pioneer Fund VCT
    2005                         $ 1.17                     $ 1.23                             5,368,751
    2004                           1.10                       1.17                             6,289,040
    2003                           0.89                       1.10                             5,994,350
    2002                           1.22                       0.89                             5,460,849
    2001                           1.36                       1.22                             4,874,658
    2000                           1.55                       1.36                             4,652,378
    1999                           1.43                       1.55                             3,549,888
    1998                           1.16                       1.43                             2,034,751
    1997                           0.98                       1.16                               186,090

Pioneer Growth Opportunities VCT
    2005                         $ 1.69                     $ 1.78                            14,203,577
    2004                           1.40                       1.69                            15,119,508
    2003                           0.99                       1.40                            13,466,958
    2002                           1.61                       0.99                            12,304,684
    2001                           1.36                       1.61                            11,410,141
    2000                           1.48                       1.36                             9,376,539
    1999                           1.41                       1.48                             7,892,664
    1998                           1.41                       1.41                             6,688,427
    1997                           0.93                       1.41                             1,069,115

Pioneer High Yield Fund
    2005                         $ 1.00 (5/20/2005)         $ 1.06                                1,839

Pioneer Mid Cap Value Fund
    2005                         $ 1.00 (5/20/2005)         $ 1.06                                68,685

Russell 2010 Strategy Fund
    2005                         $ 1.00 (3/1/2005)          $ 1.04                               102,187

Russell 2020 Strategy Fund
    2005                         $ 1.00 (3/1/2005)          $ 1.05                                82,986

Russell 2030 Strategy Fund
    2005                         $ 1.00 (3/1/2005)          $ 1.05                                25,849

Russell 2040 Strategy Fund
    2005                         $ 1.00 (3/1/2005)          $ 1.06                                 2,065

Russell Lifepoint Aggressive
    2005                         $ 1.16                     $ 1.23                               532,194
    2004                           1.00 (05/17/2004)          1.16                                12,397


Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   -------------------------
Russell Lifepoint Balanced
    2005                         $ 1.13                     $ 1.19                             1,007,366
    2004                           1.00 (05/17/2004)          1.13                                55,364

Russell Lifepoint Conservative
    2005                         $ 1.04                     $ 1.06                               168,264
    2004                           1.00 (05/17/2004)          1.04                                     0

Russell Lifepoint Equity Aggressive
    2005                         $ 1.18                     $ 1.28                               127,242
    2004                           1.00 (05/17/2004)          1.18                                 1,485

Russell Lifepoint Moderate
    2005                         $ 1.08                     $ 1.11                               359,112
    2004                           1.00 (05/17/2004)          1.08                                22,813

State Street Equity 500 Index*
    2005                         $ 2.84                     $ 2.94                            66,509,154
    2004                           2.60                       2.84                            70,497,847
    2003                           2.05                       2.60                            69,924,821
    2002                           2.68                       2.05                            66,528,028
    2001                           3.09                       2.68                            64,168,583
    2000                           3.45                       3.09                            58,495,675
    1999                           2.90                       3.45                            40,519,791
    1998                           2.29                       2.90                            30,592,950
    1997                           1.74                       2.29                            18,374,733
    1996                           1.44                       1.74                             9,841,199

State Street Equity 500 Index
R-class
    2005                         $ 1.00 (6/3/2005)          $ 1.04                               100,014

T. Rowe Price Blue Chip Growth
    2005                         $ 1.17                     $ 1.22                                32,347
    2004                           1.09                       1.17                                     0
    2003                           1.00 (9/15/2003)           1.09                                     0

T. Rowe Price Equity Income
    2005                         $ 2.75                     $ 2.82                            32,074,795
    2004                           2.43                       2.75                            30,909,884
    2003                           1.96                       2.43                            27,583,106
    2002                           2.28                       1.96                            25,659,444
    2001                           2.28                       2.28                            23,400,668
    2000                           2.04                       2.28                            20,201,701
    1999                           1.99                       2.04                            21,447,550
    1998                           1.85                       1.99                            19,081,441
    1997                           1.45                       1.85                            11,646,682
    1996                           1.23                       1.45                             4,259,154

T. Rowe Price Equity Income
R Class

    2005                         $ 1.44                     $ 1.47                               906,125
    2004                           1.27                       1.44                                88,880
    2003                           1.05 (05/01/03)            1.27                                     0

T. Rowe Price European Stock
    2005                         $ 1.18                     $ 1.27                               111,311
    2004                           1.03                       1.18                                77,610
    2003                           0.76                       1.03                                39,113
    2002                           0.95                       0.76                                     0
    2001                           1.08 (05/01/01)            0.95                                     0

T. Rowe Price Growth Stock Fund
R Class
    2005                         $ 1.36                     $ 1.42                             3,399,338
    2004                           1.25                       1.36                               542,634
    2003                           1.03 (05/01/03)            1.25                                     0

T. Rowe Price International Growth & Income
    2005                         $ 1.70                     $ 1.94                               705,104
    2004                           1.40                       1.70                               109,440
    2003                           1.04 (05/01/03)            1.40                                 9,120

T. Rowe Price International Stock
    2005                         $ 1.26                     $ 1.44                                   339
    2004                           1.13                       1.26                                     0
    2003                           1.00 (9/15/2003)           1.13                                     0


*The State Street Equity 500 Index Investment Account first became available in April, 2001 when it was substituted for the Fidelity(R) VIP Index 500 Investment Account. Information presented in the table for the years 1993 through 2000 is, therefore, that of the Fidelity(R) VIP Index 500 Account and not of the State Street Equity 500 Index Account.

Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   -------------------------
T.Rowe Price Mid-Cap Growth
R Class
    2005                         $ 1.56                     $ 1.76                               805,493
    2004                           1.34                       1.56                               374,710
    2003                           1.04 (05/01/03)            1.34                                     0

T. Rowe Price Mid-Cap Value
    2005                         $ 1.66                     $ 1.76                               686,738
    2004                           1.40                       1.66                               490,289
    2003                           1.03 (05/01/03)            1.40                                   936

Thornburg Core Growth
    2005                         $ 1.02                     $ 1.23                               316,462
    2004                           1.00 (12/13/2004)          1.02                                     0

Thornburg International Value
    2005                         $ 1.05                     $ 1.22                               754,674
    2004                           1.00 (12/13/2004)          1.05                                     0

Vanguard Explorer
    2005                         $ 2.68                     $ 2.89                             2,243,478
    2004                           2.39                       2.68                             2,037,046
    2003                           1.67                       2.39                             1,768,543
    2002                           2.25                       1.67                             1,182,344
    2001                           2.25                       2.25                                     0

Vanguard Short-Term Federal
    2005                         $ 1.53                     $ 1.53                               489,769
    2004                           1.52                       1.53                               503,873
    2003                           1.49                       1.52                               330,047
    2002                           1.42                       1.49                               122,492
    2001                           1.37                       1.42                                   358

  Class S Units

OneAmerica Asset Director
Class S
    2005                         $ 1.54                     $ 1.63                                74,923
    2004                           1.40                       1.54                                49,468
    2003                           1.11                       1.40                                30,173
    2002                           1.27                       1.11                                20,490
    2001                           1.25                       1.27                                17,617
    2000                           1.13                       1.25                                41,667
    1999                           1.18                       1.13                                38,741
    1998                           1.12                       1.18                                35,696
    1997                           0.98                       1.12                                   100

OneAmerica Value
    2005                         $ 28.89                     $31.59                              159,807
    2004                           25.21                      28.89                              177,832
    2003                           18.43                      25.21                              186,000
    2002                           20.39                      18.43                              197,000
    2001                           18.55                      20.39                              242,000
    2000                           16.04                      18.55                              360,000
    1999                           16.32                      16.04                              653,000
    1998                           15.31                      16.32                              841,000
    1997                           11.77                      15.31                              933,000
    1996                            9.91                      11.77                            1,068,000

American Century Aggressive
    2005                         $ 1.14                     $ 1.21                               655,082
    2004                           1.04                       1.14                               503,791
    2003                           0.82                       1.04                               391,860
    2002                           0.99                       0.82                               296,800
    2001                           1.06                       0.99                               335,983
    2000                           1.14                       1.06                               259,144
    1999                           1.04                       1.14                               165,445
    1998                           1.00                       1.04                               138,936

American Century Conservative
    2005                         $ 1.28                     $ 1.31                               507,401
    2004                           1.21                       1.28                               490,742
    2003                           1.06                       1.21                               417,238
    2002                           1.12                       1.06                               369,213
    2001                           1.12                       1.12                               305,510
    2000                           1.09                       1.12                               201,345
    1999                           1.05                       1.09                               200,412
    1998                           1.00                       1.05                                96,638



Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   -------------------------

American Century Moderate
    2005                         $ 1.22                     $ 1.28                             1,377,901
    2004                           1.13                       1.22                             1,123,074
    2003                           0.93                       1.13                               903,401
    2002                           1.05                       0.93                               703,283
    2001                           1.08                       1.04                               548,789
    2000                           1.11                       1.08                               372,182
    1999                           1.04                       1.11                               285,562
    1998                           1.00                       1.04                               184,334

AIM Technology
    2005                         $ 0.17                     $ 0.17                               184,203
    2004                           0.16                       0.17                               119,120
    2003                           0.13                       0.16                                58,315
    2002                           0.26                       0.13                                 5,163
    2001                           0.46                       0.26                                     0


           INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS

AMERICAN UNITED LIFE INSURANCE COMPANY(R)

     AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, the insurance company issued voting stock to a newly-formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, the MHC must always hold at least 51% of the voting stock of the Stock Holding Company, which in turn owns 100% of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. In 2003, the Stock Holding Company issued $200 million aggregate principal amount of its 7% senior notes due 2033.

AUL conducts a conventional life insurance and annuity business. At December 31, 2005, the OneAmerica Financial Partners, Inc. enterprise, in which AUL is a partner, had assets of $17,606.7 million and had equity of $1,194.8 million.

The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. One America Securities, Inc. is registered as a broker-dealer with the SEC.

VARIABLE ACCOUNT

     AUL American Unit Trust was established by AUL on August 17, 1989, under procedures established under Indiana law. The income, gains, or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.

     The Variable Account is currently divided into sub-accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of a specific mutual fund or in a specific Portfolio of one of the Funds. Contributions may be allocated to one or more Investment Accounts available under a Contract. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other
Portfolios of the Funds or in other securities, mutual funds, or investment vehicles.

     The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.

THE FUNDS

Each of the Funds is a diversified, open-end management investment company commonly referred to as a mutual fund. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each Portfolio has its own investment objectives and policies. The shares of each mutual fund Portfolio are purchased by AUL for the corresponding Investment Account at the Portfolio's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a Portfolio are automatically reinvested in such Portfolio at net asset value, unless AUL instructs otherwise. AUL has entered into agreements with the Advisors of A I M Advisor, Inc., Alliance Capital Management L.P., Allianz Dresdner Asset Management of America, American Century(R) Investment Management, Inc., Ariel Capital Management, Inc., Fifth Third Asset Management, Inc., Berger Financial Group, LLC, Calvert Asset Management Company, Capital Research and Management Company, The Dreyfus Corporation, Fidelity(R) Management & Research Company, Franklin Advisers, Inc., Russell Investment Management Company (RIMCO), Fred Alger Management, Inc., Janus Capital Management LLC , Old Mutual Capital, Inc. ("OMCAP"), Lord, Abbett & Co. LLC, The Manager, , MFS(R) Investment Management, Neuberger Berman Management, Inc., OneAmerica Funds, Inc., Pilgrim Baxter & Associates, Ltd., Pacific Investment Management Company LLC, Pioneer Investment Management, Inc., State Street Bank & Trust Company, T. Rowe Price Associates, Inc., Templeton Global Advisors Limited, Thornburg Investment Management, Inc., Granahan Investment Management, Inc., Wellington Management Company and The Vanguard Group under which AUL has agreed to render certain services and to provide information about these funds to its Contract Owners and/or Participants who invest in these Funds. Under these agreements and for providing these services, AUL receives compensation from the Distributor/Advisor of these funds, (or from the Funds if a 12b-1 plan has been approved) ranging from 0.0% until a certain level of fund assets have been purchased to an annual service fee of 0.70% based on the average daily market value of shares owned by the separate account.

     The investment advisors of the Funds are listed in the Summary. All of the investment advisors are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable annuity contracts. The advisors or distributors to certain of the Funds may advise and distribute other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Account invests. These investment companies offered to the public should not

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

be confused with the Funds in which the Investment Account invests. The Funds are described in their prospectuses, which accompany this prospectus.

     A summary of the investment objective or objectives of each Portfolio of each of the Funds follows. There can be no assurance that any Portfolio will achieve its objective or objectives. More detailed information is contained in the Prospectuses for the Funds, including information on the risks associated with the investments and investment techniques of each Portfolio.

ONEAMERICA FUNDS, INC.

OneAmerica Asset Director - Advisor Class and Class O

     Seeking long-term capital appreciation and some income to help cushion the volatility of equity investments. The OneAmerica Asset Director Portfolio invests in assets allocated among publicly traded common stock, debt securities (including convertible debentures) and money market securities utilizing a fully managed investment policy. The composition of the Portfolio will vary from time-to-time, based upon the advisor's evaluation of economic and market trends and the anticipated relative total return available from a particular type of security. Accordingly, at any given time, up to 100% of the Portfolio may be invested in any one sector such as common stocks, debt securities or money market instruments.

OneAmerica  Investment  Grade Bond - Advisor Class and Class O

     Seeking a high level of income with prudent investment risk and capital appreciation consistent with the primary objective. The OneAmerica Investment Grade Bond Portfolio invests primarily in investment grade fixed income securities. The Portfolio may invest no more than 10% of its assets in securities rated less than BBB or Baa (investment grade). It is intended that the Portfolio securities generally will be of sufficient credit quality to provide a high level of protection against loss of principal or interest. The Portfolio may also invest in money market instruments, repurchase agreements, reverse repurchase agreements, dollar-denominated foreign securities and other debt securities that are consistent with the maturity and credit quality criteria.

OneAmerica  Money  Market - Advisor Class and Class O

     Seeking to provide a level of current income while preserving assets and maintaining liquidity and investment quality. The OneAmerica Money Market Portfolio invests in short-term money market instruments of the highest quality that the advisor has determined present minimal credit risk. The Portfolio invests only in money market instruments denominated in U.S. dollars that mature in 13 months or less from the date of purchase. These instruments may include U.S. Government securities, commercial paper, repurchase agreements, reverse repurchase agreements, certificates of deposit and money market funds.

OneAmerica Socially Responsive Portfolio - Advisor Class and Class O

The OneAmerica Socially Responsive Portfolio invests primarily in equity securities that are selected based on fundamental investment research and long-term growth prospects, attractive relative valuations and sensitivity to socially responsible principles. The Portfolio may invest in companies of any size and may change composition between small, medium and large companies depending on the outlook for the economic environment and the markets.

OneAmerica Value - Advisor Class and Class O

     Seeking long-term capital appreciation. The OneAmerica Value Portfolio invests primarily in equity securities selected on the basis of fundamental investment research for their long-term growth prospects. The Portfolio uses a value-driven approach in selecting securities, concentrating on companies which appear undervalued compared to the market and to their own historic valuation levels. Typically, at least 65% of the Portfolio's assets will be invested in common stocks listed on a national securities exchange or actively traded over-the-counter on the NASDAQ National Market System.

FOR ADDITIONAL INFORMATION CONCERNING ONEAMERICA FUNDS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE ONEAMERICA FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AIM CAPITAL DEVELOPMENT FUND

AIM Capital Development Fund - Class R and Investor Class

     The investment seeks long-term growth of capital. The fund invests in securities, including common stocks, convertible securities and bonds, of small and medium sized companies. It may also invest up to 25% of assets in foreign securities and may hold a portion of assets in cash or cash equivalents. The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

FOR ADDITIONAL INFORMATION CONCERNING AIM CAPITAL DEVELOPMENT FUND AND ITS PORTFOLIOS, PLEASE SEE THE AIM CAPITAL DEVELOPMENT FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AIM GROWTH SERIES FUND

AIM Basic Value - Class A and Class R

     Seeking to provide long-term growth of capital. The AIM Basic Value Fund invests primarily in equity securities of U.S. companies believed to be undervalued in relation to long-term earning power or other factors. The Fund pursues capital growth by investing in undervalued large and mid-sized companies. Its focus on more stable business values enables it to take advantage of market volatility and investor overreaction to negative news. Investing in mid-sized companies may involve greater risk not associated with investing in more established companies. The Fund may invest up to 25% of its assets in foreign securities that may present risks not associated with investing solely in the United States.

AIM Global Equity (Formerly AIM Global Equity Trends) - Class A

     Seeks long-term growth of capital. The AIM Global Equity Fund invests, normally, at least 65% of its total assets in equity securities in the following global industry sectors: consumer products and services, financial services, health care, infrastructure, natural resources, telecommunications and technology. The fund will normally invest in the securities of companies located in at least three different countries, including the United States with no more than 50% of its total assets in any one country, other than the U.S. Of total assets, up 22 to 20% may be invested in companies located in developing countries.

AIM Mid Cap Core Equity - Class A and Class R

     Seeking to provide long-term growth of capital. The AIM Mid Cap Core Equity Fund invests in medium-sized U.S. companies. The Fund seeks growth by applying AIM's GARP (Growth At a Reasonable Price) discipline to the universe of medium-sized companies. Investing in small-and mid-sized companies may involve greater risks not associated with investing in more established companies. Additionally, small companies may have business risk, significant stock price fluctuations and illiquidity. The Fund may invest up to 25% of its assets in foreign securities that may present risks not associated with investing solely in the United States.

AIM Small Cap Growth - Class A and Class R

Seeking to provide long-term growth of capital. The AIM Small Cap Growth Fund invests in U.S. small-cap companies. The Fund invests in stocks of emerging-growth companies that demonstrate earnings potential. The Fund may invest up to 25% of its assets in foreign securities that may present risks not associated with investing solely in the United States. The Fund may invest up to 35% of its total assets in below-investment-grade debt securities. The Fund seeks to maintain a balance of high quality, growth stocks for stability.

FOR  ADDITIONAL   INFORMATION   CONCERNING  AIM  GROWTH  SERIES  FUNDS  AND  ITS
PORTFOLIOS, PLEASE SEE THE AIM GROWTH SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AIM INTERNATIONAL GROWTH FUND

AIM International Growth Fund - Class A and Class R

     The investment seeks long-term growth of capital. The fund normally invests in a diversified portfolio of international equity securities whose issuers are considered by the fund's portfolio managers to have strong earnings momentum. It may invest up to 20% of assets in foreign companies located in developing countries and up to 20% of assets in securities exchangeable for or convertible into marketable equity securities of foreign issuers. The fund may also invest up to 20% of assets in high-grade short-term securities and debt securities.

FOR ADDITIONAL INFORMATION CONCERNING AIM INTERNATIONAL GROWTH FUND AND ITS PORTFOLIOS, PLEASE SEE THE AIM INTERNATIONAL GROWTH PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AIM SECTOR FUNDS, INC.

AIM Energy - Investor Class and Class A (Formerly INVESCO Energy)

     Seeking long-term capital growth. The AIM Energy Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies within the energy sector. These companies include, but are not limited to, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal, alternative energy companies, and innovative energy technology companies. The Fund focuses on reasonably priced companies with above-average production volume growth and earnings, cash flow and asset value growth potential independent of commodity pricing. Sector funds may experience greater short-term price volatility than more diversified equity funds and are most suitable for the aggressive portion of an investment portfolio. Holdings may be adversely affected by foreign government, federal or state regulations on energy production, distribution and sale.

AIM Financial  Services - Investor Class and Class A
(Formerly INVESCO Financial Services)

     Seeking long-term capital growth. The AIM Financial Services Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector. These companies include, but are not limited to, banks (regional and money-centers), insurance companies (life, property, and casualty, and multilane), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies), and suppliers to financial services companies. The Fund focuses on market-driven companies with superior technology to deliver products and services that match their customers' needs. Sector funds may experience greater short-term price volatility than more diversified equity funds and are most suitable for the aggressive portion of an investment portfolio.

AIM Global Health Care Fund - Investor Class and Class A
(Formerly INVESCO Health Sciences)

Seeking  long-term  capital  growth.  The AIM Global  Health Care Fund  normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology, and health care providers and services companies. Within these industries, the Fund focuses on the market leaders that are well positioned to leverage demographic and innovative trends. Sector funds may experience greater short-term price volatility than more diversified equity funds and are most suitable for the aggressive portion of an investment portfolio.

AIM Leisure - Class A (Formerly the INVESCO Leisure)

     Seeks capital growth. The AIM Leisure Fund normally invests at least 80% of its assets in the equity securities and equity-related instruments of companies engaged in the design, production, and distribution of products related to leisure activities. These industries include, but are not limited to, advertising, communications/cable TV, cruise lines, entertainment, recreational equipment, lodging, publishers, restaurants, and selected retailers. Sector funds may experience greater short-term price volatility than more diversified equity funds and are most suitable for the aggressive portion of an investment portfolio.

AIM Technology - Investor Class and Class A
(Formerly INVESCO Technology)

     Seeking long-term capital growth. The AIM Technology Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, various applied technologies, hardware, software, semiconductors, telecommunications equipment and services, and service-related companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. The Fund concentrates on market-leading companies with strong management teams that have solid track records, financial strength and proprietary products or content. Sector funds may experience greater short-term price volatility than more diversified equity funds and are most suitable for the aggressive portion of an investment portfolio.

FOR ADDITIONAL INFORMATION CONCERNING AIM SECTOR FUNDS, INC. AND ITS
PORTFOLIOS, PLEASE SEE THE AIM SECTOR FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AIM STOCK FUNDS, INC.

AIM Dynamics - Investor Class (Formerly INVESCO Dynamics)

Seeking long-term capital growth. The AIM Dynamics Fund invests at least 65% of its net assets in common stocks of mid-sized companies. The managers define mid-sized companies as companies that are included in the Russell Midcap Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of between $2.5 billion and $15 billion at the time of purchase. The Fund may invest up to 25% of the total assets in foreign securities (measured at the time of purchase). Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation. When the manager believes market or economic conditions are unfavorable, the Fund may assume a defensive position by temporarily investing up to 100% of its assets in high quality money market instruments, such as short-term U.S. government obligations, commercial paper or repurchase agreements.

FOR ADDITIONAL INFORMATION CONCERNING AIM STOCK FUNDS, INC. AND ITS PORTFOLIO. PLEASE SEE THE


AIM  STOCK  FUNDS,  INC.  PROSPECTUS,  WHICH  SHOULD  BE READ  CAREFULLY  BEFORE
INVESTING.

ALGER AMERICAN FUND

Alger  American   Balanced Portfolio - Class O

     Seeking current income and long-term capital appreciation. The Alger American Balanced Portfolio focuses on stocks of companies with growth potential and fixed income securities, with an emphasis on income-producing securities, which appear to have some potential for capital appreciation. Under normal circumstances, the Portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds rated within the four highest rating categories by an established rating agency or if not rated, which are determined by the Managers to be of comparable quality. Ordinarily, at least 25% of the Portfolio's net assets are invested in fixed-income securities.

Alger American Growth Portfolio - Class O

     Seeking long-term capital appreciation. The Alger American Growth Portfolio seeks long-term capital appreciation by focusing on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of large companies. The Portfolio considers a large company to have a market capitalization of $1 billion or greater. This Portfolio is not restricted to any one type of security.

Alger American  Leveraged AllCap Portfolio - Class O

     Seeking long-term capital appreciation. The Alger American Leveraged AllCap Portfolio, under normal circumstances, invests in the equity securities of companies of any size which demonstrate promising growth potential. The
Portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the Portfolio has the potential to increase its returns. There is the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the Portfolio's value can decrease more quickly than if the Portfolio had not borrowed.

FOR  ADDITIONAL   INFORMATION   CONCERNING  THE  ALGER  AMERICAN  FUND  AND  ITS
PORTFOLIOS, PLEASE SEE THE ALGER AMERICAN FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

THE ALGER INSTITUTIONAL FUNDS

Alger Capital Appreciation Institutional - Class R and Class I

     The investment seeks long-term capital appreciation. Under normal circumstances, the fund invests in the equity securities of companies of any size which demonstrate promising growth potential. It can leverage, that is, borrow money, to buy additional securities. By borrowing money, the fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

Alger Small Cap Growth Institutional - Class R and Class I

     The investment seeks long-term capital appreciation. The fund focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, it invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

FOR ADDITIONAL INFORMATION CONCERNING THE ALGER INSTITUTIONAL FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE ALGER INSTITUTIONAL FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUNDS

AllianceBernstein International Growth (Formerly Worldwide Privatization) - Class R

The Fund's investment objective is long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80%, and normally substantially all, of its net assets in securities issued by enterprises that are under-going or have undergone privatizations and in securities of companies believed by Alliance to be beneficiaries or privatizations. The Fund takes advantage of investment opportunities, historically inaccessible to U.S. individual investors, that result from the privatization of state enterprises in both established and developing economies. Because privatizations are integral to a country's economic restructuring, securities sold in initial public offerings, often are attractively priced to secure the issuer's transition to private sector ownership. In addition, these enterprises often dominate their local markets and have the potential for significant managerial and operational efficiency gains.

FOR ADDITIONAL INFORMATION CONCERNING THE ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

THE ALLIANCEBERNSTEIN GROWTH FUNDS

AllianceBernstein Mid-Cap Growth - Class R

     The Fund's investment objective is long-term growth of capital and income primarily through investments in common stocks. The Fund normally invests substantially all of its assets in high-quality common stocks that Alliance expects to increase in value. Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of mid-capitalization of companies. For these purposes, "mid-capitalization companies" are those that, at the time of investment, have market capitalizations with the range of market capitalizations of companies constituting the Russell Midcap(R) Growth Index. The Fund typically invests in common stocks with market capitalizations between $1 billion and $15 billion at the time of purchase.

AllianceBernstein Small-Cap Growth - Class R

     The Fund's investment objective is growth of capital by pursuing aggressive investment policies. Current income is incidental to the Fund's objective. The Fund generally invests in a widely diversified portfolio of equity securities spread amount many industries that offer the possibility of above-average earnings growth. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of smaller companies. For those purposes, "smaller companies" are those that, at the time of investment, fall within the lowest 20% of the total U.S. equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million). Normally, the Fund invests in about 100-125 companies.

FOR ADDITIONAL INFORMATION CONCERNING THE ALLIANCEBERNSTEIN GROWTH FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE ALLIANCEBERNSTEIN GROWTH FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


THE ALLIANCEBERNSTEIN VALUE FUNDS

AllianceBernstein Focused Growth & Income - Class R

     The Fund's investment objective is long-term growth of capital through the application of a disciplined value-oriented investment process. The Fund invests primarily in the equity securities of U.S. companies that Alliance believes are undervalued. Alliance believes that, over time, a company's stock price will come to reflect its intrinsic economic value. Alliance uses a disciplined investment process to evaluate the companies in Alliance's extensive research universe and to identify the stocks of companies that offer the best combination of value and potential for price appreciation. The Fund may invest in companies of any size and in any industry. At different times, the Fund's investment may be in companies with significantly different market capitalizations and with a greater emphasis on particular industries. The Fund expects under normal circumstances to invest primarily in equity securities of about 75 U.S. companies. The Fund may also invest up to 15% of its total assets in securities of non-U.S. issuers.

AllianceBernstein Global Value - Class R

     The Fund's investment objective is long-term growth of capital. The Fund will invest primarily in a diversified portfolio of equity securities from around the world, including the United States. The Fund's investment policies emphasize investment in companies that are determined by Alliance to be undervalued, using the Bernstein's fundamental value approach. In selecting securities for the Fund's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

AllianceBernstein International Value - Class R

     The Fund's investment objective is long-term growth of capital. The Fund will invest primarily in a diversified portfolio of non-U.S. equity securities. The Fund's investment policies emphasize investment in companies that are determined by Alliance to be undervalued, using the Bernstein's fundamental value approach. In selecting securities for the Fund's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

AllianceBernstein Small/Mid Cap Value - Class R

     The Fund's investment objective is long-term growth of capital. The Fund invests primarily in a diversified portfolio of equity securities of small- to mid-capitalization U.S. companies. For purposes of this policy, "small- to mid-capitalization companies" are those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500(TM) Value Index and the greater of $5 billion or the market capitalization the largest company in the Russell 2500(TM) Value Index. Under normal circumstances, the Fund invests at least 80% of its net assets in these types of securities. The Fund's investment policies emphasize investment in companies that are determined by Alliance to be undervalued, using the Bernstein's fundamental value approach. In selecting securities for the Fund's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

AllianceBernstein Value - Class R

     The Fund's investment objective is longer-term growth of capital. The Fund invests primarily in a diversified portfolio of equity securities of U.S. companies with relatively large market capitalizations that Alliance believes are undervalued. The Fund's investment policies emphasize investment in companies that are determined by Alliance to be undervalued, using the fundamental value approach of Alliance's Bernstein unit ("Bernstein"). In selecting securities for the Fund's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power and dividend paying capability are not reflected in the current market price of their securities.

FOR ADDITIONAL INFORMATION CONCERNING THE ALLIANCEBERNSTEIN VALUE FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE ALLIANCEBERNSTEIN VALUE FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


ALLIANZ FUNDS

Allianz CCM Capital Appreciation - Class R
(Formerly PIMCO CCM Captial Appreciation)

     Seeks growth of capital. The Allianz CCM Capital Appreciation Fund invests primarily in a portfolio of fundamentally sound larger-cap companies with fair prices and strong growth potential. The fund employs a "growth-at-a-reasonable-price" philosophy, allowing it to invest in companies that exhibit both growth and value characteristics. The fund maintains a relatively low P/E ratio, allowing the fund to invest in companies with earnings that will be able to support their stock prices, which can be especially important in the face of market uncertainty.

Allianz CCM Mid Cap - Class Admin and Class R

     The investment seeks growth of capital. The fund primarily invests in common Stocks issued by companies with market capitalizations of at least $500 million. Each issue is screened and ranked using multiple computer models, including screens for dividend growth, equity growth, earnings growth, earnings momentum, and earnings surprise.

Allianz NFJ Dividend Value - Class Admin and Class R

     The investment seeks current income; long-term growth of capital is a secondary objective. The fund normally invests at least 80% assets in income producing common stocks of companies with market capitalizations of more than $2 billion at the time of investment. It typically invests in 40 to 50 securities. The fund may also invest in convertible securities and preferred stocks.

Allianz NFJ Small-Cap Value - Class R
(Formerly PIMCO NFJ Small-Cap Value)

     Seeks long-term growth of capital and income. The Allianz NFJ Small-Cap Value Fund invests primarily in undervalued small-capitalization securities. The managers adhere to a strict value discipline, seeking fundamentally sound, dividend-paying small-cap companies that the managers feel are undervalued. This strategy requires that all holdings pay a dividend, which can offer stability during periods of market fluctuation.

Allianz OCC Renaissance - Class R & Administrative Class
(Formerly PIMCO PEA Renaissance)

     Seeking to provide long-term growth of capital and income. The Allianz PEA Renaissance Fund seeks to achieve its investment objective by normally investing a majority of its assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion at the time of investment, it may invest in companies in any capitalization range. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) stocks.

Allianz OCC Value - Class R & Administrative Class
(Formerly PIMCO PEA Value)

     Seeking to provide long-term growth of capital and income. The Allianz PEA Value Fund seeks to achieve its investment objective by normally investing a majority of its assets in common stocks of companies with market capitalizations of more than $5 billion at the time of investment and below-average valuations whose business fundamentals are expected to improve. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

Allianz RCM Large-Cap Growth - Class R
(Formerly PIMCO RCM Large-Cap Growth)

     Seeks long-term capital appreciation. The Allianz RCM Large-Cap Growth Fund invests at least 80% of its total assets in equity securities of U.S. companies with at least $3 billion in market capitalization. The management team employs a "bottom-up" investment process. The investment process revolves around a company's growth, quality and valuation.

FOR MORE COMPLETE INFORMATION, INCLUDING INFORMATION ON CHARGES AND EXPENSES, CONCERNING THE ALLIANZ DRESDNER ASSET MANAGEMENT OF AMERICA PORTFOLIOS, PLEASE SEE THE ALLIANZ DRESDNER ASSET MANAGEMENT OF AMERICA FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING


AMERICAN CENTURY(R) CAPITAL PORTFOLIOS, INC.

American Century(R) Equity Income - Investor Class and Advisor Class

     Seeking current income and capital growth. The American Century(R) Equity Income Fund invests primarily in stocks with a favorable dividend-paying history that have prospects for dividend payments to continue or increase. Secondarily, the Fund managers look for the possibility that the stock price may increase. The Fund seeks to receive dividend payments that provide a yield that exceeds the yield of the stocks comprising the S&P 500 Index. Under normal market conditions, the managers intend to keep at least 85% of the Fund's assets invested in income-paying securities and at least 80% of its assets in equity securities.

American Century(R) Large Company Value - Advisor Class

     Seeking long-term capital growth. Income is a secondary objective. The fund managers of the American Century Large Company Value Fund look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up.

American Century(R) Real Estate - Advisor Class

     Long-term capital appreciation, with income as a secondary objective. The management team invests in common stocks of real estate investment trusts (REITs), which own income-producing properties such as offices, industrial properties, shopping centers, regional malls, outlet centers, apartments, manufactured homes, lodging/resorts, self storage, and diversified properties. The fund managers focus on individual companies using bottom-up, fundamental analysis including sophisticated earnings models and dividend discount models to identify potential stocks. Sector funds may experience greater short-term price volatility than more diversified equity funds, and are most suitable for the aggressive portion of an investment portfolio.

American Century(R) Small Cap Value  -  Advisor Class and Investor Class

     Seeking long-term capital growth. Income is a secondary objective. The American Century(R) Small Cap Value Fund invests primarily in stocks of smaller companies that the managers believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up. Under normal market conditions, the managers intend to keep at least 65% of the Fund's assets invested in U.S. equity securities at all times.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY CAPITAL PORTFOLIOS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE AMERICAN CENTURY CAPITAL PORTFOLIOS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AMERICAN CENTURY(R) EMERGING MARKETS FUND


American Century Emerging Markets - Advisor Class and Investor Class

     The investment seeks capital growth. The fund normally invests invest at least 80% of its assets in equity securities of companies located in emerging market countries and companies that derive a significant portion of their business from emerging market countries.The fund may invest the balance of assets in bonds, notes, and debt securities of companies, and in domestic and foreign government obligations. It may invest in securities of any maturity and credit quality.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY EMERGING MARKETS AND ITS PORTFOLIO, PLEASE SEE THE AMERICAN CENTURY EMERGING MARKETS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AMERICAN CENTURY(R) GINNIE MAE FUND

American Century(R) Ginnie Mae - Advisor Class

     Seeks high monthly income and low volatility. The American Century Ginnie Mae Fund invests 80% of its assets primarily in mortgage-backed securities issued by the Government National Mortgage Association (GNMA or Ginnie Mae). Total return investment strategy focuses on overall performance, compared to income strategies that will buy the highest yielding securities to boost income.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY GINNIE MAE FUND AND ITS PORTFOLIO, PLEASE SEE THE AMERICAN CENTURY GINNIE MAE FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.AMERICAN CENTURY(R) MUTUAL FUNDS, INC.

AMERICAN CENTURY(R) MUTUAL FUNDS, INC.

American Century(R) Equity Growth - Advisor

American Century_ Equity Growth Fund seeks capital appreciation. The fund primarily invests in common stocks drawn from a universe of the largest 1500 companies (ranked by market capitalization) traded in the United States. Smaller-capitalization stocks with appropriate growth potential may also be included. The advisor uses a quantitative method to construct a portfolio that may provide a total return greater than that of the S&P 500 Index. The fund may invest in foreign securities.

American Century(R) Growth - Advisor Class

Seeks long-term capital growth. The American Century Growth Fund invests in large-cap companies that exhibit sustainable accelerating earnings and revenue. The management team adheres to well-defined investment policies: 1) invests at least 75% of assets in large-cap companies, 2) maintains approximately 50-90 holdings, 3) top 10 holdings compose approximately 30% of portfolio assets, 4) non-U.S. holdings will account for less than 20% of assets and 5) a minimum of 90% of the portfolio will be invested in equity securities.

American Century(R) Heritage  - Advisor Class

     Seeking long-term capital growth. The fund managers of the American Century(R) Heritage Fund look for stocks of companies they believe will increase in value over time, using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. The managers make their investment decisions based primarily on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for sectors.

American Century(R) Inflation-Adjusted Bond - Advisor

American Century(R) Inflation-Adjusted Bond Fund seeks total return. The fund normally invests 80% of assets in inflation-adjusted securities that are backed by the full faith and credit of the U.S. government. These issues are indexed or otherwise structured by the U.S. Treasury to provide protection against inflation. It may invest up to 20% of assets in securities that are not inflation-adjusted and are issued by U.S. government agencies and government-sponsored organizations. The fund maintains no maturity or duration restrictions.

American Century(R) New Opportunities II - Advisor

American Century(R) New Opportunities II Fund seeks longterm capital growth. The fund normally invests in stocks of smaller-sized companies it believes will increase in value over time. Management looks for companies with earnings and revenues that are growing at a successively faster, or accelerating, pace. It also includes companies whose growth rates, although still negative, are less negative than prior periods.

American  Century(R)  Select  - Investor Class

     Seeking long-term capital growth. The American Century(R) Select Fund invests at least 75% of assets in large-cap companies and maintains approximately 80-120 holdings. Additionally, the management team considers S&P 500 sector weightings when constructing the portfolio. They use a bottom-up stock-picking approach that relies on a proven combination of proprietary technology and fundamental analysis. They invest mainly in U.S. large-cap companies that exhibit sustainable, accelerating earnings; and they attempt to remain fully invested at all times. They utilize a disciplined sell strategy based on deteriorating fundamentals, decelerating growth trends and emergence of more attractive alternate companies.

American Century(R) Ultra(R) - Advisor Class and Investor Class

     Seeking capital appreciation over time by investing in the common stocks of medium-and large-sized companies that exhibit accelerating growth. The American Century(R) Ultra(R) Fund invests primarily in large-sized companies whose operating earnings and revenue are accelerating. The management team builds positions in those companies it considers most likely to sustain earnings acceleration. This Fund may invest an unlimited amount of its assets in the securities of foreign issuers, primarily from developed markets. The Fund may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers and debt securities of foreign governments and their agencies.

American Century(R) Vista - Advisor

American Century_ Vista Fund seeks long-term capital growth. The fund invests primarily in companies that management believes will increase in value over time. This strategy looks for companies with earnings and revenues that are growing at an accelerating pace. It normally invests in companies that are medium-sized and smaller at the time of purchase, although it may purchase companies of any size. The fund typically invests in common stocks. It may also purchase domestic and foreign preferred stocks, non-leveraged stock index futures contracts and options, notes, bonds and debt securities. It will generally limit the purchase of debt securities to investment-grade obligations, except for convertible debt securities, which may be rated below investment grade.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY MUTUAL FUNDS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE AMERICAN CENTURY MUTUAL FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AMERICAN CENTURY(R) QUANTITATIVE EQUITY FUNDS, INC.

American  Century(R) Income & Growth - Investor Class

     Seeking long-term capital growth and income is secondary. The American Century(R) Income & Growth Fund invests in a diversified portfolio of domestic stocks in pursuit of its objective. The Fund is designed to provide a total return and dividend yield greater than the S&P 500 Index. Stocks are selected primarily from the 1,500 largest U.S. publicly traded companies, with no single industry accounting for more than 25% of total assets. Individuals cannot invest directly in any index.

American  Century(R)  Small  Company  - Advisor Class

     Seeking capital appreciation by investing primarily in common stocks of small companies. The American Century(R) Small Company Fund's investment strategy utilizes quantitative management techniques in a two-step process that draws on computer technology. In the first step, the fund managers rank stocks from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. In the second step, the managers use a technique called portfolio optimization, which they believe will provide the optimal balance between risk and expected return.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY(R) QUANTITATIVE EQUITY FUNDS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE AMERICAN CENTURY(R) QUANTITATIVE EQUITY FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AMERICAN CENTURY(R) STRATEGIC ASSET ALLOCATIONS, INC.

American  Century(R)  Strategic   Allocation:   Aggressive
 - Advisor Class and Investor Class

     Seeking to provide long-term capital growth with a small amount of income. The American Century(R) Strategic Allocation: Aggressive Fund asset allocation strategy diversifies investments among equity securities, bonds and cash-equivalent instruments. This investment option may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. American Century Strategic Allocation: Aggressive is generally allocated among the major asset classes as follows: 78% stocks, 20% bonds and 2% cash.

American  Century(R)  Strategic  Allocation:  Conservative
 - Advisor Class and Investor Class

     Seeking to provide regular income and moderate long-term growth. The American Century(R) Strategic Allocation: Conservative Fund's asset allocation strategy diversifies investments among equity securities, bonds and cash-equivalent instruments. This investment option may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. American Century Strategic Allocation: Conservative is generally allocated among the major asset classes as follows: 45% stocks, 45% bonds and 10% cash.

American Century(R) Strategic Allocation:  Moderate
 - Advisor Class and Investor Class

     Seeking to provide long-term capital growth and some regular income. The American Century(R) Strategic Allocation: Moderate Fund's asset allocation strategy diversifies investments among equity securities, bonds and cash-equivalent instruments. This investment option may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. American Century Strategic Allocation: Moderate is generally allocated among the major asset classes as follows: 63% stocks, 31% bonds and 6% cash.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

American Century(R) VP Capital Appreciation - Class I

     Seeking long-term capital growth. The American Century(R) VP Capital Appreciation Fund invests primarily in growth companies that the Fund's investment management believes are growing at an accelerated rate and have a record of at least three years of operation. Risk is spread across a variety of companies and industries. The Fund invests in common stocks (including securities convertible into common stocks and other equity equivalents). The Fund may invest in cash and cash equivalents temporarily or when it is unable to find securities meeting its criteria of selection.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. AND ITS PORTFOLIO, PLEASE SEE THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING

AMERICAN CENTURY(R) WORLD MUTUAL FUNDS, INC.

American Century(R)  International Growth  - Advisor Class and Investor Class

     Seeking capital growth by investing in equity securities in developed foreign countries. The American Century(R) International Growth Fund invests in common stocks of foreign companies that management considers to have potential for appreciation. The Fund invests primarily in stocks of companies that demonstrate sustainable earnings and growth acceleration of developed markets and attempts to stay fully invested at all times. Other securities the Fund may invest in are bonds, notes and debt securities of companies and obligations of domestic or foreign governments and their agencies.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY WORLD MUTUAL FUNDS, INC. AND ITS PORTFOLIO, PLEASE SEE THE AMERICAN CENTURY WORLD MUTUAL FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AMERICAN FUNDS(R)

American Funds(R) Capital World Growth & Income FundSM - Class R3 and R4

The fund's investment objective is to provide you with long-term growth of capital while providing current income. It invests, on a global basis, in common stocks that are denominated in U.S. dollars or other currencies.

American Funds(R) Intermediate Bond Fund of America(R) - Class R3 and R4

The fund's investment objective is to provide you with current
income   consistent  with  its  stated   maturity  and  quality   standards  and
preservation of capital. It invests primarily in intermediate-term debt securities with quality ratings of A or better (by either Standard & Poor's Corporation or Moody's Investors Service) or unrated but determined to be of equivalent quality, including securities issued and guaranteed by the U.S. government and securities backed by mortgages or other assets. The fund's aggregate portfolio will have an average effective maturity of no longer than five years.

American Funds(R) EuroPacific Growth Fund(R) - Class R3 and R4

The fund's investment objective is to provide you with long-term growth of capital. Normally, the fund will invest at least 80% of its assets in securities of issuers located in Europe and the Pacific Basin.


American Funds Fundamentals - Class R3 and Class R4

     The investment seeks growth of capital and income. The fund invests primarily in common stocks or securities convertible into common stocks. It may invest significantly in securities of issuers domiciled outside of the U.S. and not included in the S&P 500 Index. The fund may also hold cash or money market instruments.

American Funds(R) The Growth Fund of America(R) - Class R3 and R4

The fund's investment objective is to provide you with growth of capital. The fund invests primarily in common stocks.

American Funds(R) AMCAP Fund(R) - Class R3 and R4

The fund's investment objective is to provide you with long-term growth of capital. It invests primarily in stocks of issuers located in the U.S. but may invest in non-U.S. securities to a limited extent. The fund's investment adviser focuses primarily on companies with attributes that are associated with long-term growth, such as strong management, participation in a growing market and a history of above average growth in earnings, revenues, book value, cash flow and/or return on assets.

American Funds(R) American High-Income TrustSM - Class R3 and R4

The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation. The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba or below by Moody's Investors Service, Inc., or BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality), including those of non-U.S. issuers. The fund may also invest in equity securities that provide an opportunity for capital appreciation.

FOR  ADDITIONAL   INFORMATION   CONCERNING  AMERICAN  FUNDS(R),   INC.  AND  ITS
PORTFOLIOS, PLEASE SEE THE AMERICAN FUNDS(R) PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

ARIEL MUTUAL FUNDS, INC.

Ariel

     Seeking to provide long-term capital appreciation. The Ariel Fund seeks long-term capital appreciation by investing in undervalued smaller capitalization (small-cap) companies in consistent industries that show strong potential for growth. The Fund focuses on companies that share attributes that the Fund's investment adviser believes should result in capital appreciation over time. Those attributes include: quality products or services; experienced, dedicated management; strong balance sheets; and consistent earnings growth. To capture anticipated growth, the Fund generally holds investments for a relatively long period, usually three to five years. The Fund primarily invests in companies with market capitalizations between $500 million and $2.5 billion at the time of purchase.

Ariel Appreciation

     Seeking to provide long-term capital appreciation. The Ariel Appreciation Fund seeks long-term capital appreciation by investing in undervalued medium capitalization (mid-cap) firms with growth potential. The Fund focuses on companies that share attributes that the Fund's investment adviser believes should result in capital appreciation over time. Those attributes include: quality products or services; experienced, dedicated management; strong balance sheets; and consistent earnings growth. To capture anticipated growth, the Fund generally holds investments for a relatively long period, usually three to five years. The Fund primarily invests in companies with market capitalizations from $2.5 billion to $20 billion at the time of purchase.

FOR  ADDITIONAL   INFORMATION  CONCERNING  ARIEL  MUTUAL  FUNDS,  INC.  AND  ITS
PORTFOLIOS, PLEASE SEE THE ARIEL MUTUAL FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

CALVERT INCOME FUND

 Calvert Income - Class A

     Seeking to maximize income, to the extent consistent with prudent investment management and preservation of capital through investment in bonds and other income producing securities. The Calvert Income Fund invests in selected investment grade bonds. At least 65% of its assets are invested in fixed-income securities that received one of the following ratings: Aaa, Aa, A or Baa from Moody's Investor Services Inc., AAA, AA, A or BBB from Standard & Poor's Corp. or a comparable rating from Calvert Asset Management Company (CAMCO). These are un-rated securities whose value CAMCO considers comparable to one of the investment-grade ratings listed above. The remaining 35% of the assets may be invested in non-investment-grade securities. These securities involve greater risk of default or price declines (due to changes in the issuers' creditworthiness).

FOR ADDITIONAL INFORMATION CONCERNING CALVERT INCOME FUND AND ITS PORTFOLIO, PLEASE SEE THE CALVERT INCOME FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


CALVERT NEW VISION SMALL CAP FUND

Calvert New Vision Small Cap - Class A

     Seeking to provide long-term capital appreciation by investing primarily in small cap stocks that meet the fund's investment. At least 80% of the Calvert New Vision Small Cap Fund's assets will be invested in the common stocks of small-cap companies. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation). The Fund currently defines small-cap companies as those with market capitalization of $2 billion or less at the time the Fund initially invests. The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose


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products,  services and methods  enhance the human condition and the traditional
American   values  of  individual   initiative,   equality  of  opportunity  and
cooperative effort.

FOR ADDITIONAL INFORMATION CONCERNING CALVERT NEW VISION SMALL CAP FUND AND ITS PORTFOLIO, PLEASE SEE THE CALVERT NEW VISION SMALL CAP FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

CALVERT SOCIAL INVESTMENT FUND

Calvert Social  Investment  Equity - Class A

     Seeking to provide growth of capital through investment in equity securities of issuers within industries perceived to offer opportunities for potential capital appreciation.The Calvert Social Investment Equity Fund invests primarily in the common stocks of large-cap companies having, on average, market capitalization of at least $1 billon. Investment returns will be mostly from changes in the price of the underlying Fund's holdings (capital appreciation). The subadvisor looks for growing companies with a history of steady earnings growth. Companies are selected based on the subadvisor's opinion that the company has the ability to sustain growth through growing profitability and that the stock is favorably priced with respect to those growth expectations. The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.

FOR ADDITIONAL INFORMATION CONCERNING CALVERT SOCIAL INVESTMENT FUND AND ITS PORTFOLIO, PLEASE SEE THE CALVERT SOCIAL INVESTMENT FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

CALVERT VARIABLE SERIES, INC.

Calvert Social Mid-Cap Growth - Class A

     Seeking long-term capital appreciation. The Calvert Social Mid-Cap Growth Portfolio invests primarily in a non-diversified Portfolio of the stock securities of mid-sized companies that are undervalued but demonstrate a potential for growth. Investments may also include, but are not limited to, preferred stocks, foreign securities, convertible security bonds, notes and other debt securities. The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.

FOR ADDITIONAL INFORMATION CONCERNING CALVERT VARIABLE SERIES INC. AND THE CALVERT SOCIAL MID-CAP GROWTH PORTFOLIO, PLEASE SEE THE CALVERT VARIABLE SERIES, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


DREYFUS GROWTH AND VALUE FUNDS, INC.

Dreyfus Premier Future Leaders - Class T

     The Fund seeks capital growth. To pursue this goal, the Fund normally invests at least 80% of its assets in the stocks of companies the Advisor believes to be future leaders: small companies characterized by new or innovative products, services or processes having the potential to enhance earnings or revenue growth. Based on current market conditions, the Fund primarily invests in companies with market capitalizations of less than $2 billion at the time of purchase. However, since the Fund may continue to hold its securities as their market capitalizations grow, a substantial portion of the Fund's holdings can have market capitalizations in excess of $2 billion at any given time. The Fund's investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings. In choosing stocks, the Fund uses a blended approach, investing in a combination of growth and value stocks. The Fund managers use a sector management approach, supervising a team of sector managers who each make buy and sell recommendations within their respective areas of expertise.

Dreyfus Premier Structered MidCap - Class T

     The fund seeks long-term capital growth. To pursue this goal, the fund normally invests at least 80% of its assets in the stocks of companies included in the S&P 400 Midcap Index or the Russell Midcap Index at the time of purchase. The fund's stock investments may include common stocks, preferred stocks and convertible securities of U.S. and foreign issuers, including those purchased in initial public offerings. The portfolio managers select stocks through a bottom-up, structured approach that seeks to identify undervalued securities using a quantitative screening process. This process is driven by computer models that identify and rank stocks based on: fundamental momentum, relative value, future cash flow, and additional factors, such as trading by company insiders or stock pricing variables and historical information. Next, the portfolio managers select the most attractive of the top ranked securities. The fund will sell a stock which falls below the median ranking, and generally will reinvest the proceeds in a top-ranked security in order to remain fully invested. The fund may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The fund also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

FOR ADDITIONAL INFORMATION CONCERNING DREYFUS GROWTH AND VALUE FUNDS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE DREYFUS GROWTH AND VALUE FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


DREFUS PREMIER HEALTH CARE

Dreyfus Premier Health Care - Class R and Class T

     The investment seeks long-term capital appreciation. The fund normally invests at least 80% of its assets in stocks of companies in the health care and health care related sectors. Although the fund normally will invest in common stocks of U.S.-based companies, it may invest up to 35% of assets in foreign securities. The fund is non-diversified.

FOR ADDITIONAL INFORMATION CONCERNING DREYFUS PREMIER HEALTH CARE FUND AND ITS PORTFOLIO, PLEASE SEE THE DREYFUS PREMIER HEALTH CARE FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

DREYFUS PREMIER INTERNATIONAL EQUITY

Dreyfus Premier International Equity - Class R and Class T

     The investment seeks long term growth. It usually invests 80% in equity securities of coutries located in the Morgan Stanley Capital International Europe, Australia, and Far East (EAFE). The fund may also invest upto 20% of its net assets in high grade fixed-income securities and also 25% of its assets in emerging countries.

FOR ADDITIONAL INFORMATION CONCERNING DREYFUS PREMIER INTERNATIONAL EQUITY FUND AND ITS PORTFOLIO, PLEASE SEE THE DREYFUS PREMIER INTERNATIONAL FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

DREYFUS PREMIER NEW LEADERS, INC.

Dreyfus Premier New Leaders - Class T

     The Fund seeks to maximize capital appreciation. To pursue this goal, the Fund invests at least 80% of its assets in the stocks of small and midsize companies. Often, these companies are new leaders in their industry, and are characterized by new or innovative products, services or processes with the potential to enhance earnings growth. The Fund's stock investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings.

The Fund also may invest in foreign stocks. The Fund defines small and midsize companies as companies with market capitalizations of $10 billion or less at the time of investment. The Fund is not required to maintain an average or median market capitalization of investments within any particular range. In choosing stocks, the Fund uses a blended approach, investing in growth stocks, value stocks, or stocks that exhibit the characteristics of both.

FOR ADDITIONAL INFORMATION CONCERNING DREYFUS PREMIER NEW LEADERS, INC. AND ITS PORTFOLIO, PLEASE SEE THE DREYFUS PREMIER NEW LEADERS, INC PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

DREYFUS PREMIER WORLDWIDE GROWTH, INC.

Dreyfus Premier Worldwide Growth - Class T

     The fund seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. To pursue these goals, the fund normally invests at least 80% of its assets in the common stock of U.S. and foreign companies. The fund will normally invest at least 25% of its assets in foreign companies. The fund focuses on blue chip multinational companies with total market values of more than $5 billion. The fund employs a buy-and-hold investment strategy, and seeks to keep annual portfolio turnover below 15%. As a result, the fund invests for long-term growth rather than short-term profits.

FOR ADDITIONAL INFORMATION CONCERNING DREYFUS PREMIER WORLDWIDE GROWTH, INC. AND ITS PORTFOLIO, PLEASE SEE THE DREYFUS PREMIER WORLDWIDE GROWTH, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

THE DREYFUS/LAUREL FUNDS, INC.

Dreyfus Premier Small Cap Value - Class T

     The Fund seeks investment returns (consisting of capital appreciation and income) that are consistently superior to the Russell 2000 Value Index. To pursue its goal, the Fund normally invests at least 80% of its assets in stocks of small U.S. companies. The adviser uses a disciplined process that combines computer modeling techniques, fundamental analysis and risk management to select undervalued stocks for the Fund. The portfolio is constructed so that its sector weightings and risk characteristics are similar to those of the Russell 2000 Value.

FOR ADDITIONAL INFORMATION CONCERNING THE DREYFUS/LAUREL FUNDS, INC. AND ITS PORTFOLIO, PLEASE SEE THE DREYFUS/LAUREL FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

THE DREYFUS PREMIER THIRD CENTURY FUND, INC.

Dreyfus Premier Third Century - Class T

     The Fund seeks to provide capital growth, with current income as a secondary goal. The Fund may also invest in foreign securities. To pursue these goals, the Fund invests primarily in the common stocks of companies that, in the opinion of the Fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America. The Fund's investment strategy combines market economics and fundamental research with a proactive social screening process. The portfolio managers begin by assessing current economic conditions and forecasting economic expectations. Each industry sector of the S&P 500 Index is examined to determine the sector's market capitalized weighting and to estimate the performance of the sector relative to the S&P 500 as a whole. The portfolio managers then evaluate each stock considered to be a potential purchase candidate to determine whether the company enhances the quality of life in America by considering its record in the areas of: a) protection and improvement of the environment and the proper use of our natural resources; 2) occupational health and safety; 3) consumer protection and product purity; and 4) equal employment opportunity. Consistent with its consumer protection screen, the Fund will not purchase shares in a company that manufactures tobacco products.

FOR ADDITIONAL  INFORMATION  CONCERNING THE DREYFUS PREMIER THIRD CENTURY,  INC.
AND  ITS  PORTFOLIO,   PLEASE  SEE  THE  DREYFUS  PREMIER  THIRD  CENTURY,  INC.
PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


FIDELITY ADVISOR FUNDS

Fidelity(R)  Advisor  Diversified  International - Class T

     Capital growth. The Fidelity(R) Advisor Diversified International Fund normally invests primarily in non-U.S. securities, primarily in common stocks. The fund allocates its investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.

Fidelity(R)   Advisor  Dividend  Growth - Class T

     Seeks capital appreciation. The Fidelity(R) Advisor Dividend Growth Fund normally invests at least 80% of assets in equity securities, primarily in common stocks, investing primarily in companies that pay dividends or that Fidelity(R) Management & Research Company (FMR) believes have the potential to pay dividends in the future. FMR may invest the fund's assets in 'growth' stocks or 'value' stocks or both, and may invest in securities of foreign and domestic issuers.

Fidelity(R) Advisor Dynamic Capital Appreciation - Class T

     Seeks capital appreciation. The Fidelity(R) Advisor Capital Appreciation Fund normally invests primarily in common stocks of domestic and foreign issuers. The fund may invest in either 'growth' stocks or 'value' stocks or both. In buying and selling securities for the fund, Fidelity(R) Management & Research Company (FMR) relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

Fidelity(R) Advisor Equity Growth - Class T

     Seeks  capital  appreciation.  Fidelity(R)  Management  & Research  Company
(FMR)'s principal investment strategies include: Normally investing at least 80% of assets in equity securities. Normally investing primarily in common stocks. Investing in companies it believes have above-average growth potential (stocks of these companies are often called "growth" stocks). Investing in domestic and foreign issuers. Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Fidelity(R)  Advisor  Equity  Income - Class T

     Seeks a yield from dividend and interest income that exceeds the composite dividend yield of securities in the S&P 500. The fund will consider the potential for achieving capital appreciation. (Individuals cannot invest directly in any index.) The Fidelity(R) Advisor Equity Income Fund normally invests at least 80% of assets in equity securities, primarily in income-producing equity securities which tends to lead to investments in large cap 'value' stocks, potentially investing in other types of equity securities and debt securities, including lower-quality debt securities. Invests in domestic and foreign issuers.

Fidelity(R) Advisor Fifty Fund - Class A and Class T

     The investment seeks capital appreciation. The fund invests assets in common stock of companies that have great growth potential. It normally invests in 50 to 60 stocks. In addition to investing in securities of domestic issuers, the fund may invest in foreign securities. The fund may also engage in buying and selling of futures contacts. It is nondiversified.

Fidelity(R) Advisor Freedom 2010 - Class T

     Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Investing in a combination of Fidelity(R)equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010. Allocating assets among these underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market/short-term funds (approximately five to ten years after the year 2010).

Fidelity(R) Advisor Freedom 2015 - Class T

     Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Investing in a combination of Fidelity(R) equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015. Allocating assets among these underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market/short-term funds (approximately five to ten years after the year 2015).

Fidelity(R) Advisor Freedom 2020 - Class T

     Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Investing in a combination of Fidelity(R) equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020. Allocating assets among these underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market/short-term funds (approximately five to ten years after the year 2020).

Fidelity(R) Advisor Freedom 2025- Class T

     Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Investing in a combination of Fidelity(R) equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025. Allocating assets among these underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market/short-term funds (approximately five to ten years after the year 2025).

Fidelity(R) Advisor Freedom 2030 - Class T

     Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Investing in a combination of Fidelity(R) equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030. Allocating assets among these underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market/short-term funds (approximately five to ten years after the year 2030).

Fidelity(R) Advisor Freedom 2035 - Class T

     Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Investing in a combination of Fidelity(R) equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2035. Allocating assets among these underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market/short-term funds (approximately five to ten years after the year 2035).

Fidelity(R) Advisor Freedom 2040- Class T

     Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Investing in a combination of Fidelity(R) equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2040. Allocating assets among these underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market/short-term funds (approximately five to ten years after the year 2040).

Fidelity(R) Advisor Freedom Income - Class T

     Seeks high total return with a secondary objective of principal preservation. Invests in a combination of Fidelity equity, fixed-income, and money market funds (underlying Fidelity(R) funds) and allocates its assets among these funds according to a stable asset allocation strategy designed for investors already in retirement.

Fidelity(R)  Advisor Growth & Income - Class T

     High total return through a combination of capital appreciation and current income. The Fidelity(R) Advisor Growth & Income Fund normally invests a majority of its assets in common stocks of domestic and foreign issuers, with a focus on those that pay current dividends and show potential for capital appreciation. The fund may also invest in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. The fund may invest in either 'growth' stocks or 'value' stocks or both.

Fidelity(R) Advisor Growth Opportunities - Class T

     Seeks to provide capital growth. Normally investing primarily in common stocks of both domestic and foreign issuers. The fund may invest in either 'growth' stocks or 'value' stocks or both.


Fidelity(R) Advisor International Capital Appreciation - Class T

     Seeks capital appreciation. Normally invests primarily in non-U.S. securities, including securities of issuers located in emerging markets. The fund normally invests primarily in common stocks. The fund allocates its investments across different countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.

Fidelity(R) Advisor Leveraged Company Stock - Class A and Class T

     The investment seeks capital appreciation. The fund invests 65% of assets in stock. The fund normally invests in common stocks of leveraged companies (companies that issue lower-quality debt and other companies with leveraged capital structures). It typically invests in either "growth" stocks or "value" stocks or both. The fund is nondiversified.

Fidelity(R)  Advisor Mid Cap - Class T

Long-term growth of capital. The Fidelity(R) Advisor Mid Cap Fund normally invests primarily in common stocks. The fund normally invests at least 80% of assets in securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Mid Cap Index or the Standard & Poor's Mid Cap 400 Index (S&P MidCap 400). The fund invests in either "growth" stocks or "value" stocks or both. The fund invests in domestic and foreign issuers.

Fidelity Advisor New Insights - Class T

     Seeks  capital  appreciation.  Fidelity(R)  Management  & Research  Company
(FMR)'s principal investment strategies include: Normally investing primarily in common stocks. Investing in securities of companies whose value it believes is not fully recognized by the public. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Fidelity(R) Advisor Overseas - Class T

     Seeks long term growth of capital. Normally invests at least 80% of the fund's total assets in non-U.S. securities. The fund normally invests primarily in common stocks. The fund allocates investments across countries and regions with consideration to market size in each country and region relative to the size of the international markets as a whole.

Fidelity(R)  Advisor  Small Cap - Class T

     Seeks Long-term growth of capital. The Fidelity(R) Advisor Small Cap normally invests primarily in common stocks. The fund normally invests at least 80% of assets in securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Index or the Standard & Poor's SmallCap 600 Index). The fund invests in either "growth" stocks or "value" stocks or both. The fund invests in domestic and foreign issuers.

FOR  ADDITIONAL   INFORMATION  CONCERNING  FIDELITY(R)  ADVISOR  FUNDS  CLASS  T
PORTFOLIOS, PLEASE SEE THE FIDELITY(R) ADVISOR FUNDS CLASS T PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND

Fidelity(R) VIP Asset Manager(SM)Portfolio

     Seeking high total return with reduced risk over the long-term. Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include:
Allocating the fund's assets among stocks, bonds, and short-term and money market instruments; maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments; adjusting allocation among asset classes gradually within the following ranges- stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%); investing in domestic and foreign issuers; analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

Fidelity(R) VIP  Contrafund(R) Portfolio

     Seeks long-term capital appreciation. Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: Normally investing primarily in common stocks; investing in securities of companies whose value it believes is not fully recognized by the public; investing in domestic and foreign issuers; investing in either "growth" stocks or "value" stocks or both; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

Fidelity(R)  VIP  Equity-Income Portfolio

     Seeks reasonable income and will also consider the potential for capital appreciation. Seeks a yield that exceeds the composite yield on the securities comprising the Standard & Poor's 500(SM) Index. (Individuals cannot invest directly in any index.) Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: Normally investing at least 80% of assets in equity securities; normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap "value" stocks; potentially investing in other types of equity securities and debt securities, including lower-quality debt securities; investing in domestic and foreign issuers; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

Fidelity(R) VIP Growth Portfolio

     Seeks to achieve capital appreciation. Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: Normally investing primarily in common stocks; investing in companies that it believes have above-average growth potential (stocks of these companies are often called "growth" stocks); investing in domestic and foreign issuers; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

Fidelity(R)  VIP High Income Portfolio

     Seeks a high level of current income, while also considering growth of capital. Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities; potentially investing in non-income producing securities, including defaulted securities and common stocks; investing in companies in troubled or uncertain financial condition; investing in domestic and foreign issuers; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

Fidelity(R)  VIP  Overseas Portfolio

     Seeks long-term growth of capital. Fidelity(R) Management and Research Company (FMR)'s principal investment strategies include: Normally investing at least 80% of assets in non-U.S. securities; normally investing primarily in common stocks; allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

FOR ADDITIONAL INFORMATION CONCERNING FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND ("VIP") AND ITS PORTFOLIOS, PLEASE SEE THE VIP PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

FIFTH THIRD FUNDS

Fifth Third Mid Cap Growth - Class Advisor

Fifth Third Mid Cap Growth Fund seeks capital growth; income is secondary. The fund normally invests at least 80% of assets in common stocks of companies with market capitalizations between $500 million and $10 billion. Management selects investments on the basis of traditional research techniques, including earnings assessments, dividend growth, and volatility of the industry. To achieve its secondary objective of income, the fund may invest up to 20% of assets in common stocks of large capitalization companies, which may pay dividends, small cap companies, as well as convertible securities which pay interest.


Fifth Third Multi Cap Value - Class Advisor

Fifth Third Multi Cap Value Fund seeks total return. The fund normally invests at least 80% of assets in equity securities of multi-cap companies that management believes to be undervalued. Equity securities of multi-cap companies consist of common stock and securities convertible into common stock of companies with market capitalizations of any size. In selecting securities, management will give primary consideration to fundamental factors such as securities having relatively low ratios of share price-to-book value, net asset value, earnings and cash flow.


Fifth Third Quality Growth - Class Advisor

Fifth Third Quality Growth Fund seeks capital growth; income is secondary. The fund normally invests at least 65% of assets in high quality growth companies. The stocks are selected on the basis of historical and projected dividend and earnings growth, debt-to-capital ratios, and quality of management. Most of the companies in which the fund invests are U.S. companies with a market capitalization greater than $3 billion. It may invest up to 35% of assets in convertible securities and other investments to achieve its secondary objective of providing income.


Fifth Third Strategic Income - Class Advisor

Fifth Third Strategic Income Fund seeks a high level of income consistent with reasonable risk. Achieving capital appreciation is a secondary objective. The fund intends to invest in a wide variety of debt and equity securities, altering composition as economic and market trends change. It normally invests at least 80% of assets in income-producing securities.


Fifth Third Technology - Class Advisor

Fifth Third Technology Fund seeks long-term capital appreciation. The fund invests at least 80% of assets in equity securities of the U.S. and to a lesser extent, foreign technology companies. It invests in companies that are engaged in developing products, processes or services that provide technological advances. The fund generally takes a growth approach to selecting stocks, looking for established companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. It may also invest up to 20% of assets in other securities, such as corporate and government securities.

FOR ADDITIONAL INFORMATION CONCERNING THE FIFTH THIRD FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE FIFTH THIRD FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

FIRST AMERICAN INVESTMENT FUNDS, INC.

First American Funds Mid Cap Value - Class A and Class R

     The investment seeks capital appreciation. The fund normally invests at least 80% of assets in common stocks of mid-capitalization companies. These are defined as companies that constitute the Russell MidCap Index and with market capitalizations between $32 million and $20.5 billion. Management invests in securities it believes are undervalued relative to other securities in the same industry or market, exhibit good or improving fundamentals and exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

First American Funds Mid Cap Growth Opportunities - Class A and Class R

     The investment seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. The fund may invest up to 25% of assets in foreign securities.

First American Funds Small Cap Select - Class A and Class R

     The investment seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. Up to 25% of the funds total assets may be invested in securities of foreign issuers.

First American Funds Small Cap Value - Class A and Class R

     The investment seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. Up to 25% of the funds total assets may be invested in foreign securities.

First American Funds Strategy Growth Allocation - Class A and Class R

     The investment seeks capital growth with a moderate level of current income. The fund invests primarily in mutual funds, rather than directly in securities. It aims to invest 55% to 85% of assets in underlying equity funds, including small-company and international equities. The fund may invest 15% to 45% in the underlying fixed-income fund, and up to 30% in the prime obligations fund. It may engage in futures and options transactions. The fund is non-diversified.

FOR ADDITIONAL INFORMATION CONCERNING THE FIRST AMERICAN INVESTMENT FUNDS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE FIRST AMERICAN INVESTMENT FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

FRANKLIN CAPITAL GROWTH FUND

Franklin Capital Growth- R Class

     Seeks capital appreciation with a secondary goal of current income. Franklin Capital Growth Fund invests primarily in stocks of leading businesses with strong growth prospects. The fund looks for current and future market leaders, within small, medium- and large-sized companies that meet its investment criteria. Specifically, the fund targets established and emerging industry leaders, investing in stocks of companies it believes will grow at an accelerated pace--companies with solid profit models, visionary management and high barriers to entry such as proprietary, intellectual property and patents. The fund can also invest in some foreign company stocks.

FOR ADDITIONAL INFORMATION CONCERNING FRANKLIN ADVISERS, INC. PORTFOLIOS, PLEASE SEE THE FRANKLIN ADVISERS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

FRANKLIN FLEX CAP GROWTH FUND

Franklin Flex Cap Growth-  Class R

     Seeks capital appreciation. Under normal market conditions, the Franklin Flex Cap Growth Fund invests a majority of the net assets in equity securities of California companies. The Fund has the flexibility to invest in companies located in other states and outside the United States. The managers consider California companies as those that are headquartered or conducting a substantial portion of their operations in, or generating a substantial portion of their revenue from business within, the state of California. The Fund may invest in initial public offerings of securities, and may also invest a small portion of its assets in private or illiquid securities, such as late stage venture capital financings. A significant portion of the Fund's investments is in smaller and midsize companies.

FOR ADDITIONAL INFORMATION CONCERNING FRANKLIN ADVISERS, INC. PORTFOLIOS, PLEASE SEE THE FRANKLIN ADVISERS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

FRANKLIN SMALL-MID CAP GROWTH

Franklin Small-Mid Cap Growth - Class R

Franklin Small-Mid Cap Growth Fund seeks long-term capital growth. The fund normally invests at least 80% of assets in equity securities of companies that have market capitalizations not exceeding $8.5 billion. It may invest the balance of assets in equity securities of larger companies. The fund may also invest in IPO's, and can invest a very small portion of assets in private or illiquid securities.

FOR ADDITIONAL INFORMATION CONCERNING FRANKLIN ADVISERS, INC. PORTFOLIOS, PLEASE SEE THE FRANKLIN ADVISERS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

FRANKLIN STRATEGIC SERIES

Franklin Strategic Income - Class R

Seeks to provide a high level of current income, while maintaining a secondary focus on long-term capital appreciation. Franklin Strategic Income Fund follows a fundamental, value-oriented investment philosophy that seeks to provide investors with broad market exposure to domestic and international fixed income markets. The managers strategically allocate investments across many different sectors of the fixed income universe, including foreign and U.S. government bonds, high-yield and investment-grade corporate bonds, convertible securities and mortgage-backed securities.

FOR ADDITIONAL INFORMATION CONCERNING FRANKLIN ADVISERS, INC. PORTFOLIOS, PLEASE SEE THE FRANKLIN ADVISERS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

FRANKLIN VALUE INVESTORS TRUST

Franklin Small Cap Value - Class A and Class R

     The investment seeks total return. The fund invests at least 80% of assets in small capitalization companies with market capitalizations under $2.5 billion at the time of purchase. Management invests in securities believed to be undervalued, including common and preferred stocks, warrants, bonds, and notes. To select investments, management considers fundamental characteristics such as earnings growth, low P/E ratios relative to the market, low price relative to book value or cash flow, tax loss carry-forwards, and intangibles not reflected in the current stock prices. The fund is non-diversified.

FOR ADDITIONAL INFORMATION CONCERNING FRANKLIN VALUE INVESTORS TRUST AND ITS PORTFOLIO, PLEASE SEE THE FRANKLIN VALUE INVESTORS TRUST PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

GOLDMAN SACHS DOMESTIC EQUITY FUNDS

Goldman Sachs Strategic Growth - Institutional Class and Service Class

     The investment seeks long-term capital appreciation; current income is a secondary consideration. The fund normally invests at least 80% of assets in underlying equity funds. It primarily invests in the CORE Large Cap Growth, CORE Large Cap Value and CORE International Equity Funds.

Goldman Sachs Mid Cap Value - Institutional Class and Service Class

     The investment seeks long-term capital appreciation. The fund normally invests at least 80% of assets in equity securities, typically with market capitalizations within the range of the market capitalization of companies in the Russell Midcap Value Index. It may invest up to 25% of assets in foreign securities, including securities of issuers in emerging countries. The fund may also invest up to 20% of assets in companies with market capitalizations outside the range of companies in the Russell Midcap Value Index and in fixed-income securities, such as government, corporate and bank debt obligations.

Goldman Sachs Small Cap Value - Institutional Class and Service Class

     The investment seeks long-term growth of capital. The fund normally invests at least 80% of assets in equity securities in small-cap issuers with market capitalizations within the range of the market capitalization of companies in the Russell 2000 Value Index. It may invest up to 25% of assets in foreign securities, including securities of issuers in emerging countries. The fund may also invest up to 20% of assets in companies with market capitalizations outside the range of companies in the Russell 2000 Value Index and in fixed- income securities, such as government, corporate and bank debt obligations.

FOR ADDITIONAL INFORMATION CONCERNING GOLDMAN SACHS DOMESTIC EQUITY FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE GOLDMAN SACHS DOMESTIC EQUITY FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

GOLDMAN SACHS SPECIALTY FUNDS

Goldman Sachs Tollkeeper - Class I and Class S

     The investment seeks long-term growth of capital. The fund normally invests at least 80% of assets in equity securities. It primarily invests in U.S. equity investments with a focus on the media, telecommunications, technology and Internet sectors. The fund may also invest up to 25% of assets in foreign securities, including securities of issuers in emerging markets and securities quoted in foreign currencies.

FOR ADDITIONAL INFORMATION CONCERNING GOLDMAN SACHS SPECIALTY FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE GOLDMAN SACHS SPECIALTY FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

JANUS ADVISER SERIES

Janus Adviser Forty Fund(Formerly known as Janus Capital Appreciation Fund)- Class R

     The Fund seeks long-term growth of capital. The fund pursues its objective by investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Janus Adviser Growth and Income Fund - Class R

     The Fund seeks long-term capital growth and current income. The Fund pursues its objective by normally emphasizing investments and common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential. Equity securities make up part of all of this income component if they currently pay dividends of the portfolio manger believes they have potential for increasing or commencing dividend payments. Because of this investment strategy, the Fund is not designed for investors who need consistent income.

Janus Adviser INTECH Risk-Managed Growth - Class I

     Long-term growth of capital. The Fund primarily invests in large-sized companies selected for their growth potential, seeking to control risks by applying a mathematical management process and selecting stocks only from a predefined universe of the Fund's benchmark, Russell 1000(R) Growth Index. The mathematical-based management technique does not attempt to predict the direction of the market, nor does it have a particular view of any particular company in the Fund. Rather, investment decisions are governed by a mathematical investment process that aims to deliver long-term returns better than its benchmark while controlling the risk relative to the benchmark.

Janus Adviser Mid Cap Value - Class R

     The investment seeks capital appreciation. The fund normally invests at least 80% of assets in equity securities of mid-sized companies whose market capitalization is within the 12-month average of the capitalization range of the Russell Midcap index. It may invest in companies that have experienced significant business problems, but are believed to have favorable prospects for recovery. The fund may also invest up to 20% of assets in high-yield bonds, up to 15% of assets in illiquid investments and without limit in foreign equity and debt securities.

Janus Adviser Small Company Value Fund - Class I

     Seeks capital appreciation. The Janus Adviser Small Company Value Fund invests, under normal circumstances, at least 80% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000(R) Index. This average is updated monthly. The Fund primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued by the Fund's subadviser. For the Fund's 80% policy, net assets will take into account borrowings for investment purposes.

FOR ADDITIONAL INFORMATION CONCERNING JANUS ADVISER SERIES AND ITS PORTFOLIOS, PLEASE SEE THE JANUS ADVISER SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

JANUS ASPEN SERIES

Janus Aspen Series Flexible Bond Portfolio  Income -  Institutional  Class

     Seeking maximum total return consistent with preservation of capital. The Janus Aspen Series Flexible Bond Portfolio invests under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes in bonds, including, but not limited to, goverment bonds, corporate bonds, mortgage-backed securities and zero-coupon bonds. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will to limit its investments in high-yield/high-risk bonds to 35% or less of its net assets. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.

Janus Aspen Mid Cap Value - Class Service

     The investment seeks long-term growth of capital. The fund normally invests at least 80% of assets in equity securities of mid-sized companies whose market capitalization is within the 12-month average of the capitalization range of the Russell Midcap Growth Index. It may invest up to 20% of assets in high-yield bonds, up to 15% of assets in illiquid investments and without limit in foreign equity and debt securities. The fund is nondiversified.

Janus Aspen Series Worldwide Growth Portfolio - Institutional Class

     Seeking long-term capital growth in a manner consistent with preservation of capital. The Janus Aspen Series Worldwide Growth Portfolio invests primarily in common stocks companies of any size throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may , under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. The Portfolio will limit its investments in high-yield/high-risk securities to 35% or less of its net assets.


FOR ADDITIONAL INFORMATION CONCERNING JANUS ASPEN SERIES AND ITS PORTFOLIOS, PLEASE SEE THE JANUS ASPEN SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

LORD ABBETT BLEND TRUST

Lord Abbett Small-Cap Blend - Class P

     The Fund's investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies. The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small companies. A small company is defined as a company having a market capitalization at the time purchase that falls within the market capitalization range of companies in the Russell 2000 Index, a widely used benchmark for a small-cap stock performance.

FOR ADDITIONAL INFORMATION CONCERNING LORD ABBETT BLEND TRUST AND ITS PORTFOLIO, PLEASE SEE THE LORD ABBETT SMALL CAP BLEND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

LORD ABBETT DEVELOPING GROWTH, INC.

Lord Abbett Developing Growth - Class P

     The Fund's investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter. To pursue its goal, the Fund primarily invests in the common stocks of companies with above-average, long-term growth potential. The Fund uses a bottom-up stock selection process, which means that it focuses on the investment fundamentals of companies, rather than reacting to stock market events. The Fund is broadly diversified over many industries and economic sectors. Normally, the Fund invests at least 65% of its net assets in equity securities of small companies. Equity securities may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments.

FOR ADDITIONAL INFORMATION CONCERNING LORD ABBETT DEVELOPING GROWTH, INC. AND ITS PORTFOLIO, PLEASE SEE THE LORD ABBETT DEVELOPING GROWTH, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

LORD ABBETT MID-CAP VALUE, INC.

Lord Abbett Mid-Cap Value- Class P

     The Fund seeks capital appreciation through investments, primarily in equity securities, which the Advisor believes to be undervalued in the marketplace. To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies, those with a market capitalization of roughly $500 million to $10 billion, at the time of purchase. Equity securities in which the Fund may invest include common stocks, convertible bonds, convertible preferred stocks, warrants and similar instruments. In selecting investments, the Fund, using a value approach, tries to identify stocks of companies that have the potential for significant market appreciation, due to growing recognition of improvement in their financial results, or increasing anticipation of such improvement.

FOR ADDITIONAL INFORMATION CONCERNING LORD ABBETT MID-CAP VALUE AND ITS PORTFOLIO, PLEASE SEE THE LORD ABBETT MID-CAP VALUE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

LORD ABBETT RESEARCH FUND, INC.

Lord Abbett Growth Opportunities - Class P

     The Fund's investment objective is capital appreciation. To pursue this goal, the Fund normally invests at least 65% of its net assets in equity securities of mid-sized companies. A mid-sized company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Midcap Index, a widely used benchmark for madcap stock performance. Equity securities may include common stocks, preferred stocks, convertible securities, warrants and similar instruments. In selecting investments, the Fund follows a growth style of investing, which means that the Advisor favors companies that show the potential for strong revenue and earnings growth.

Lord Abbett Small-Cap Value - Class P

     The Fund's investment objective is long-term capital appreciation. To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations of less than $2 billion at the time of purchase. Equity securities in which the Fund may invest include common stocks, convertible bonds, convertible preferred stocks, warrants and similar instruments. In selecting investments, the Fund attempts to invest in the securities of smaller, less wellknown companies selling at reasonable prices in relation to our assessment of their potential value.

FOR ADDITIONAL INFORMATION CONCERNING LORD ABBETT RESEARCH FUND, INC. AND ITS PORTFOLIOS, PLEASE SEE THE LORD ABBETT RESEARCH FUND, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


Manning & Napier Fund, Inc. Pro-Blend Conservative Term Series

Pro-Blend Conservative Term

     The investment seeks preservation of capital; long-term growth of capital is secondary. The fund primarily invests in fixed-income securities. The advisor typically invests in securities with short to intermediate-term maturities of three to five years, but may also invest a portion of assets in longer-term securities. The fund may also invest in equity securities of both domestic and foreign issuers.

FOR ADDITIONAL INFORMATION CONCERNING MANNING & NAPIER FUND, INC. PRO-BLEND CONSERVATIVE TERM SERIES AND ITS PORTFOLIOS, PLEASE SEE THE MANNING & NAPIER FUND, INC. PRO-BLEND CONSERVATIVE TERM SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Manning & Napier Fund, Inc. Pro-Blend Extended Term Series

Pro-Blend Extended Term Series

     The investment seeks long-term growth of capital; preservation of capital is secondary. The fund primarily invests in stocks and convertible securities, although it may invest a significant portion of assets in fixed-income securities. It typically invests in long-term fixed-income securities with maturities of seven to 20 years, but may invest in securities of any maturity. The fund may also invest in American depositary receipts.

FOR ADDITIONAL INFORMATION CONCERNING MANNING & NAPIER FUND, INC. PRO-BLEND EXTENDED TERM SERIES AND ITS PORTFOLIOS, PLEASE SEE THE MANNING & NAPIER FUND, INC. PRO-BLEND EXTENDED TERM SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Manning & Napier Fund, Inc. Pro-Blend Maximum Term Series
Pro-Blend Maximum Term Series

     The investment seeks long-term growth of capital. The fund primarily invests in common stocks. It may invest a portion of assets in fixed-income securities, as well as in American depositary receipts and U.S. dollar denominated securities of foreign issuers.

FOR ADDITIONAL INFORMATION CONCERNING MANNING & NAPIER FUND, INC. PRO-BLEND MAXIMUM TERM SERIES AND ITS PORTFOLIOS, PLEASE SEE THE MANNING & NAPIER FUND, INC. PRO-BLEND MAXIMUM TERM SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Manning & Napier Fund, Inc. Pro-Blend Moderate Term Series
Pro-Blend Moderate Term Series

     The investment seeks long-term growth of capital and preservation of capital. The fund primarily invests in a combination of stocks and fixed-income securities. It typically invests in intermediate to long-term fixed-income securities with maturities of five to 10 years but may invest in securities of any maturity. The fund may also invest in American depositary receipts and U.S. dollar denominated securities of foreign issuers.

FOR ADDITIONAL INFORMATION CONCERNING MANNING & NAPIER FUND, INC. PRO-BLEND MODERATE TERM SERIES AND ITS PORTFOLIOS, PLEASE SEE THE MANNING & NAPIER FUND, INC. PRO-BLEND MODERATE TERM SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

MFS(R)  INTERNATIONAL NEW DISCOVERY FUND

MFS(R) International New Discovery - Class A

     Seeking to provide capital appreciation. The MFS(R) International New Discovery Fund invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts of foreign (including emerging market) issuers. The Fund may invest in companies of any size, including equity securities issued by foreign companies with relatively small market capitalizations that the Fund's investment adviser, Massachusetts Financial Services Company (MFS or the adviser), believes are early in their life cycle but have the potential to become major enterprises. Under normal market conditions, the Fund invests in at least three different countries.

FOR ADDITIONAL INFORMATION CONCERNING MFS(R) INTERNATIONAL NEW DISCOVERY FUND AND ITS PORTFOLIO, PLEASE SEE THE MFS(R) INTERNATIONAL NEW DISCOVERY FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

MFS(R)  MID CAP  GROWTH  FUND

MFS(R) Mid Cap Growth - Class A

     Seeking to provide long-term growth of capital. The MFS(R) Mid Cap Growth Fund invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities of companies with medium market capitalization which the Fund's investment adviser, Massachusetts Financial Services Company (referred to as MFS or the adviser), believes have above-average growth potential. Medium market capitalization companies are defined by the Fund as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap(TM) Growth Index range at the time of the Fund's investment.

FOR ADDITIONAL INFORMATION CONCERNING MFS(R) MID CAP GROWTH FUND AND ITS PORTFOLIO, PLEASE SEE THE MFS(R) MID CAP GROWTH FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


MFS(R)  STRATEGIC  VALUE  FUND

MFS(R)  Strategic  Value - Class A

     Seeking to provide capital appreciation. The MFS(R) Strategic Value Fund invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts of companies which the Fund's investment adviser, Massachusetts Financial Services Company (referred to as MFS or the adviser), believes are undervalued in the market relative to their long term potential. This Fund may invest in foreign securities through which it may have exposure to foreign currencies. This Fund has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

FOR ADDITIONAL INFORMATION CONCERNING MFS(R) STRATEGIC VALUE FUND AND ITS PORTFOLIO, PLEASE SEE THE MFS(R) STRATEGIC VALUE FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

MFS(R)  VALUE FUND

MFS(R) Value - Class A

     Seeking to provide capital appreciation and reasonable income. The MFS(R) Value Fund invests, under normal market conditions, at least 65% of its net assets in income producing equity securities of companies which Massachusetts Financial Services Company (referred to as MFS or the adviser) believes are undervalued in the market relative to their long term potential. Equity securities include common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. While the Fund may invest in companies of any size, the Fund generally focuses on undervalued companies with large market capitalizations. The Fund may invest in foreign securities through which it may have exposure to foreign currencies.

FOR ADDITIONAL INFORMATION CONCERNING MFS(R) VALUE FUND AND ITS PORTFOLIO, PLEASE SEE THE MFS(R) VALUE FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

NEUBERGER BERMAN LLC

Neuberger  Berman  Fasciano - Advisor Class

     Seeks long-term capital growth. Neuberger Berman Fasciano Fund seeks to invest in small, undervalued but growing companies, patiently holding them long term until they blossom. To find these stocks, the fund's manager looks for small companies that exhibit solid growth potential and present good value. The manager seeks to invest in companies with strong fundamentals, especially those that generate sufficient cash flow to self-fund their growth. The focus is on companies with easily understood products or services and proven business models. Since small companies tend to have higher volatility and lower liquidity than larger companies, Michael Fasciano seeks to offset these risks through diversification and careful portfolio construction.

Neuberger  Berman  Focus- Advisor  Class

     Seeks long-term capital growth. The Neuberger Berman Focus Fund seeks long-term growth of capital. The manager looks for undervalued companies. To pursue this goal, the fund invests principally in common stocks selected from 13 multi-industry sectors of the economy. Factors in identifying these firms may include above-average returns, an established market niche, and sound future business prospects. This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with investing in a small number of sectors.

Neuberger Berman Millennium - Advisor Class

     The Fund seeks growth of capital. To pursue this goal, the Fund invests mainly in common stocks of small capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after the issuer has grown beyond $1.5 billion. The Fund seeks to reduce risk by diversifying among many companies and industries. The managers take a growth approach to selecting stocks, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management.

Neuberger Berman Partners - Advsior Class

     The Fund seeks growth of capital. To pursue this goal, the Fund invests mainly in common stocks of mid- to large capitalization companies. The Fund seeks to reduce risk by diversifying among many companies and industries. The manager looks for well-managed companies whose stock prices are undervalued.

FOR  ADDITIONAL   INFORMATION   CONCERNING   NEUBERGER  BERMAN  MANAGEMENT  INC.
PORTFOLIOS, PLEASE SEE THE NEUBERGER BERMAN MANAGEMENT INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

OLD MUTUAL ADVISOR FUNDS II (Formerly PBHG Funds)

Old Mutual Emerging Growth Fund - Class Z (Formerly PBHG Emerging Growth Fund)

Seeking long-term growth of capital. Under normal market conditions, the Old Mutual Emerging Growth Fund invests at least 80% of its assets in securities of small sized companies with market capitalizations generally similar to companies in the Russell 2000(R) Growth Index at purchase and expects to focus on those growth securities whose market capitalizations or annual revenues are $500 million or less at the time of purchase. The securities in the Fund are primarily common stocks that Old Mutual Capital, Inc. believes have a strong historical earnings growth and expected earnings high than U.S. market as a whole.

Old Mutual  Growth Fund - Class Z (Formerly  PBHG  Growth  Fund)

The investment seeks capital appreciation. The fund normally invests at least 65% of assets in equities of small and medium sized companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell Midcap Growth Index. The fund primarily invests in companies that the advisor believes have outlooks for significant earnings growth and capital appreciation. It may invest, without limitation, in high-grade, U.S. dollar denominated debt securities and cash equivalents for temporary defensive purposes.

Old Mutual Large Cap Fund - Class Z (Formerly PBHG Large Cap Fund)

Seeking long-term growth of capital and income. Current income is a secondary objective. Under normal conditions, the Old Mutual Large Cap Fund invests at least 80% of its assets in equity securities, such as common stocks, issued by companies with market capitalizations similar to the companies in the S&P 500 Index at the time of purchase and expects to focus on equity securities whose market capitalizations are over $10 billion at the time of purchase. The securities in the Fund are primarily common stocks that Old Mutual Capital, Inc. believes have sustainable long-term growth prospects but are trading at modest relative valuations given certain financial measurements, such as their price-to-earnings rations, dividend income potential and earnings power.

FOR MORE COMPLETE INFORMATION, INCLUDING INFORMATION ON CHARGES AND EXPENSES, CONCERNING THE OLD MUTUAL ADVISOR FUNDS II FUNDS, PLEASE CALL 1-800-433-0051 OR WRITE THE OLD MUTUAL ADVISOR FUNDS II FUNDS, FOR A PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

OLD MUTUAL INSURANCE SERIES FUNDS (Formerly PBHG Insurance Series Funds)

Old Mutual Columbus Circle Technology & Communications Portfolio - Class Z (Formerly Liberty Ridge Technology & Communications Portfolio)

Seeking long-term growth of capital. Current income is incidental to the portfolio's goal. Under normal market conditions, the Old Mutual Columbus Circle Technology & Communications Portfolio, a non-diversified fund, will invest at least 80% of its assets in common stocks of companies doing business in the technology and communications sector of the market. In addition, the Portfolio is concentrated which means it will invest 25% or more of its total assets in the group of industries within the sector. The Portfolio invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments. The Portfolio's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances. Sector funds may experience greater short-term price volatility than more diversified equity funds and are most suitable for the aggressive portion of an investment portfolio.

Old Mutual  Growth II  Portfolio - Class Z
(Formerly  Liberty  Ridge  Growth II Portfolio)

Seeking capital appreciation. Under normal market conditions, the Old Mutual Growth II Portfolio invests at least 65% of its total assets in growth securities, such as common stocks, of small and medium sized companies with market capitalizations similar to the market capitalizations of companies in the Russell Midcap(R) Growth Index at the time of purchase and expects to focus on those growth securities whose market capitalization or annual revenues are between $500 million and $10 billion at the time of purchase. The securities in the Portfolio are primarily common stocks that Old Mutual Capital, Inc. believes have strong business momentum, earnings growth and capital appreciation potential.


FOR MORE COMPLETE INFORMATION, INCLUDING INFORMATION ON CHARGES AND EXPENSES, CONCERNING THE OLD MUTUAL INSURANCE SERIES FUND, PLEASE CALL 1-800-433-0051 OR WRITE THE OLD MUTUAL INSURANCE SERIES FUND FOR A PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

OPPENHEIMERFUNDS(R)

Oppenheimer Developing Markets - Class N

     The Fund aggressively seeks capital appreciation. The Fund invests mainly in common stocks of issuers in emerging and developing markets throughout the world. Under normal market conditions, the Fund will invest at least 80% of its net assets plus borrowings for investment purposes, in equity securities whose principal activities are in at least three developing markets. The fund can (but is not required to) invest up to 100% of its total assets in foreign securities. The Fund will emphasize investments in common stocks and other equity securities. The Fund will emphasize investment in growth companies, which can be in any market capitalization range.

Oppenheimer Global - Class N

     The Fund seeks capital appreciation. The Fund invests mainly in common stocks of U.S. and foreign companies. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Fund currently emphasizes its investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses it investment in mid- and large-cap companies. The Fund is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States). Typically, the Fund invests in a number of different countries.

Oppenheimer International Bond - Class N

     The Fund's primary objective is to seek total return. As a secondary objective, the Fund seeks income when consistent with total return. The Fund invests mainly in debt securities of foreign government and corporate issuers. Those debt securities generally referred to as "bonds," include long-term and short-term government bonds, participation interests in loans, corporate debt obligations, "structured" notes and other debt obligations. They may include "zero coupon" or "stripped" securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings from investment purposes) in "bonds" and invests in as least three countries other than the United States. The Fund's non-fundamental policy of investing at least 80% of its net assets in "bonds" will not be changed by the Fund's Board of Trustees without first providing shareholders 60 days written notice of the change. The Fund does not limit its investments to securities of issuers in a particular market capitalization or maturity range or rating category, and can hold rated and unrated securities below investment grade. The Fund can invest without limit in securities below investment grade (commonly called "junk bonds") to seek total return and higher income. Therefore, the Fund's credit risks are greater than those funds that buy only investment-grade bonds. The Fund invests in debt securities of issuers in both developed and emerging markets throughout the world.

Oppenheimer International Small Company - Class N

     The Fund seeks long-term capital appreciation. The Fund invests mainly in common stock of companies that are domiciled outside the United States or have their primary operations outside the U.S. and have market capitalizations of $2.5 billion or less. These are described as "small-cap companies." That capitalization parameter is subject to change as the relative market capitalizations of small-cap issuers change over time. The Fund measures that capitalization at the time the Fund buys a security, and it is not required to sell the security if the issuer's capitalization changes. The Fund focuses on stocks of companies that the portfolio managers believe have favorable growth prospects. Under normal circumstances; the Fund will invest at least 80% of its net assets plus borrowings for investment purposes, in equity securities of small-cap companies, and the Fund will invest at least 65% of its total assets in foreign securities. The Fund is not required to invest a set portion of its assets in a particular geographic region or regions or a particular industry or sector.

Oppenheimer Main Street Opportunity - Class N

     The Fund seeks long-term capital appreciation. The Fund invests primarily in common stocks of U.S. companies of small, medium and large capitalization ranges.

Oppenheimer Main Street Small Cap - Class A and Class N

     The investment seeks capital appreciation. The fund normally invests at least 80% of assets in common stocks and other equity securities of small-cap U.S. companies, defined by management as companies with market capitalizations of $3 billion or less. It can invest in companies that have been in operation less than three years. However, management does not intend to invest more than 20% of assets in such companies.

Oppenheimer Small/Mid Cap Value - Class N

The Fund's objective is to seek capital appreciation. The Fund invests mainly in common stocks of U.S. issuers that have market capitalizations under $3.0 billion. These are describes as 'small-cap' companies. Under normal market conditions it will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of 'small-cap' domestic and foreign issuers. The Fund emphasizes equity securities of companies that the portfolio managers believe are undervalued in the market-place.

Oppenheimer Small Cap Value - Class N

     The Fund aggressively seeks capital appreciation. The Fund invests mainly in common stocks of issuers in emerging and developing markets throughout the world. Under normal market conditions, the Fund will invest at least 80% of its net assets plus borrowings for investment purposes, in equity securities whose principal activities are in at least three developing markets. The fund can (but is not required to) invest up to 100% of its total assets in foreign securities. The Fund will emphasize investments in common stocks and other equity securities. The Fund will emphasize investment in growth companies, which can be in any market capitalization range.

FOR ADDITIONAL INFORMATION CONCERNING  OPPENHEIMERFUNDS  PORTFOLIOS,  PLEASE SEE
THE  OPPENHEIMERFUNDS   PROSPECTUS,   WHICH  SHOULD  BE  READ  CAREFULLY  BEFORE
INVESTING.

PACIFIC INVESTMENTS MANAGEMENT SERIES

PIMCO  High Yield  - Administrative Class &  Class R

     Seeking to provide maximum total return, consistent with preservation of capital and prudent investment management. The PIMCO High Yield Fund seeks to achieve its investment objective by investing, under normal circumstances, a majority of its assets in a diversified portfolio of high yield securities rated below investment grade but rated at least B by Moody's or S&P, or, if un-rated, determined by PIMCO to be of comparable quality. The remainder of the Fund's assets may be invested in investment grade fixed income instruments. The average portfolio duration of this Fund normally varies within a two- to six-year time frame based on PIMCO's forecast for interest rates. The Fund may invest a portion of its assets in euro-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers.

PIMCO Total Return - Class R

     Seeks maximum total return. The PIMCO Total Return Fund invests primarily in intermediate-term, high quality bonds. The manager employs a variety of value-added strategies to increase the opportunity for total return potential and help reduce portfolio risks. The fund may hold up to 20% of its assets in foreign securities, may at times use futures to replicate bond positions and may invest up to 10% in high-yield securities.

FOR ADDITIONAL INFORMATION CONCERNING PACIFIC INVESTMENTS MANAGEMENT SERIES AND ITS PORTFOLIOS, PLEASE SEE THE PACIFIC INVESTMENTS MANAGEMENT SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

PIONEER BOND FUND

Pioneer Bond - Class R

To provide current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. The fund also seeks a relatively stable level of dividends; however, the level of dividends will be maintained only if consistent with preserving the investment grade quality of the fund's portfolio. The fund invests primarily in; debt securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, debt securities, including convertible debt, of corporate and other issuers rated at least investment grade at the time of investment, and comparably rated commercial paper, cash and cash equivalents, certificates of deposit, repurchase agreements maturing in one week or less and bankers' acceptances.

FOR ADDITIONAL INFORMATION CONCERNING PIONEER BOND PORTFOLIO, PLEASE SEE THE PIONEER BOND FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

PIONEER EMERGING MARKETS FUND

Pioneer Emerging Markets - Class A

     The investment seeks long-term growth of capital. The fund normally invests at least 80% of assets in emerging-markets securities. These include securities issued by companies domiciled in, or primarily doing business in, emerging-market countries as well as debt issued by governments of these countries. The fund typically invests in at least six emerging-markets.

FOR ADDITIONAL INFORMATION CONCERNING PIONEER EMERGING MARKETS FUNDS PORTFOLIO, PLEASE SEE THE PIONEER EMERGING MARKET FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


PIONEER FUND

Pioneer Fund - Class R

     Reasonable income and capital growth. The fund invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The fund invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights and preferred stocks.

FOR ADDITIONAL INFORMATION CONCERNING PIONEER FUND PORTFOLIO, PLEASE SEE THE PIONEER FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

PIONEER HIGH YIELD

Pioneer High Yield - Class R

     Maximize total return through a combination of income and capital appreciation. Normally, the fund invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks. These high yield securities may be convertible into the equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.

FOR ADDITIONAL INFORMATION CONCERNING PIONEER HIGH YIELD PORTFOLIO, PLEASE SEE THE PIONEER HIGH YIELD PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

PIONEER MID-CAP VALUE

Pioneer Mid-Cap Value - Class R

     Capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.Normally, the fund invests at least 80% of its total assets in equity securities of mid-size companies, that is companies with market values within the range of market values of companies included in the Russell Midcap Value Index. The fund focuses on issuers with capitalizations within the $1 billion to $10 billion range, and that range will change depending on market conditions. The equity securities in which the fund principally invests are common stocks, preferred stocks, depositary receipts and convertible debt, but the fund may invest in other types of equity securities to a lesser extent, such as warrants and rights.

FOR ADDITIONAL INFORMATION CONCERNING PIONEER MID-CAP VALUE PORTFOLIO, PLEASE SEE THE PIONEER MID-CAP VALUE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

PIONEER OAK RIDGE LARGE CAP GROWTH

Pioneer Oak Ridge Large Cap Growth - Class R

     Capital appreciation. Normally, the fund invests at least 80% of its net assets in equity securities of large capitalization U.S. companies. Large capitalization companies have market capitalizations at the time of acquisition of $3 billion or more. The fund anticipates that the average weighted market capitalization of the companies in the fund's portfolio will be significantly higher than $3 billion. The equity securities in which the fund principally invests are common stocks, preferred stocks depositary receipts and convertible debt, but the fund may invest in other types of equity securities to a lesser extent, such as warrants and rights.

FOR  ADDITIONAL  INFORMATION  CONCERNING  PIONEER  OAK RIDGE  LARGE  CAP  GROWTH
PORTFOLIO, PLEASE SEE THE PIONEER OAK RIDGE LARGE CAP GROWTH PORTFOLIO PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

PIONEER PAPP SMALL AND MID CAP GROWTH

Pioneer Papp Small and Mid Cap Growth - Class R

     Long term capital growth. Normally, the fund invests at least 80% of its net assets in equity securities of small and mid-capitalization issuers, that is those with market values, at the time of investment, that do not exceed the market capitalization of the largest company within the S&P Mid Cap 400 Index. The size of the companies in the index may change dramatically as a result of market conditions and the composition of the index. The fund's investments will not be confined to securities issued by companies included in an index. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights and preferred stocks.

FOR ADDITIONAL INFORMATION CONCERNING PIONEER PAPP SMALL AND MID CAP GROWTH PORTFOLIO, PLEASE SEE THE PIONEER PAPP SMALL AND MID CAP GROWTH PORTFOLIO PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

PIONEER SMALL CAP VALUE

Pioneer Small Cap Value - Class R

Capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the fund invests at least 80% of its net assets in equity securities of small companies. Small companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell 2000 Index or the 3-year rolling average of the market capitalization of the largest company within the Russell 2000 Index as measured at the end of the preceding month. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The size of the companies in the index changes with market conditions and the composition of the index. Pioneer monitors the fund's portfolio so that, under normal circumstances, the capitalization range of the fund's portfolio is consistent with the inclusion of the fund in the Lipper Small-Cap category. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights, interests in real estate investment trusts (REITs) and preferred stocks.

FOR ADDITIONAL INFORMATION CONCERNING PIONEER SMALL CAP VALUE PORTFOLIO, PLEASE SEE THE PIONEER SMALL CAP VALUE PORTFOLIO PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


PIONEER VARIABLE LIFE CONTRACTS TRUST

Pioneer Fund VCT

     Reasonable income and capital growth. The portfolio invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights, interests in real estate investment trusts (REITs) and preferred stocks.

Pioneer Growth Opportunities VCT

     Growth of capital. The portfolio invests primarily in equity securities of companies that Pioneer Investment Management, Inc., the portfolio's investment adviser, considers to be reasonably priced or undervalued, with above average growth potential. For purposes of the portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, equity interests in real estate investment trusts (REITs), warrants, rights and preferred stocks.

FOR ADDITIONAL INFORMATION CONCERNING PIONEER VARIABLE LIFE CONTRACTS TRUST PORTFOLIOS, PLEASE SEE THE PIONEER VARIABLE LIFE CONTRACTS TRUST PORTFOLIO PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

LIFEPOINTS(R) FUNDS

Russell 2010 Strategy Fund - Class R3

     Seeks to provide capital growth and income consistent with its current asset allocation. The Fund pursues this objective by investing in a diversified portfolio initially consisting of approximately 45% stock funds and 55% fixed income funds, with an increasing allocation to fixed income funds over time.

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


The Fund's allocation to fixed income funds will be fixed at 80% approximately 20 years after the year 2010.

Russell 2020 Strategy Fund - Class R3

     Seeks to provide capital growth and income consistent with its current asset allocation. The Fund pursues this objective by investing in a diversified portfolio initially consisting of approximately 55% stock funds and 45% fixed income funds, with an increasing allocation to fixed income funds over time. The Fund's allocation to fixed income funds will be fixed at 80% approximately 20 years after the year 2020.

Russell 2030 Strategy Fund - Class R3

     Seeks to provide capital growth and income consistent with its current asset allocation. The Fund pursues this objective by investing in a diversified portfolio initially consisting of approximately 64% stock funds and 36% fixed income funds, with an increasing allocation to fixed income funds over time. The Fund's allocation to fixed income funds will be fixed at 80% approximately 20 years after the year 2030.

Russell 2040 Strategy Fund - Class R3

     Seeks to provide capital growth and income consistent with its current asset allocation. The Fund pursues this objective by investing in a diversified portfolio initially consisting of approximately 72% stock funds and 38% fixed income funds, with an increasing allocation to fixed income funds over time. The Fund's allocation to fixed income funds will be fixed at 80% approximately 20 years after the year 2040.


Russell LifePoints(R) Aggressive - Class R3

     Seeks longterm capital appreciation. The fund is a fund of funds that invests in other Russell funds. It pursues its investment objectives by investing in these underlying Russell funds: Diversified Equity Fund, Special Growth Fund, Quantitative Equity Fund, International Securities Fund, Real Estate Securities Fund, and the Emerging Markets Fund.


Russell Lifepoints(R) Balanced - Class R3 and Class E

     Seeks moderate levels of current income and long-term capital appreciation. The fund is a fund of funds that invests in other Russell funds. It pursues its investment objectives by investing in these underlying Russell funds:
Diversified Equity Fund, Special Growth Fund, Quantitative Equity Fund, International Securities Fund, Diversified Bond Fund, MultiStrategy Bond Fund, Real Estate Securities Fund, and the Emerging Markets Fund.


Russell Lifepoints(R) Conservative - Class R3 and Class E

     Seeks high levels of current income and, secondarily, capital appreciation. The fund is a fund of funds that invests in other Russell funds. It pursues its investment objectives by investing in these underlying Russell funds:
Diversified Equity Fund, Quantitative Equity Fund, International Securities Fund, Real Estate Securities Fund, Short-term Bond Fund and Emerging Markets Fund.

Russell Lifepoints(R) Equity Aggressive - Class R3 and Class E

     Seeks long-term capital appreciation. The fund is a fund of funds that invests in other Russell funds. It pursues its investment objectives by investing in these underlying funds: Russell Diversified Equity fund, Special Growth fund, Quantitative Equity fund, International Securities fund, Real Estate Securities fund, and the Emerging Markets Fund.


Russell Lifepoints(R) Moderate - Class R3 and Class E

     Seeks longterm capital appreciation and high levels of current income. The fund is a fund of funds that invests in other Russell funds. It pursues its investment objectives by investing in these underlying Russell funds:
Diversified Equity Fund, Quantitative Equity Fund, International Securities Fund, Short-term Bond Fund, Real Estate Securities Fund, and Emerging Markets Fund.

FOR ADDITIONAL INFORMATION CONCERNING LIFEPOINT(R) FUNDS, PLEASE SEE THE LIFEPOINT(R) FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

RUSSELL FUNDS

Russell Emerging Markets Fund - Class E

     The investment seeks total return primarily through capital appreciation. The fund primarily invests in equity securities issued by companies located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. Management uses a multi-manager approach whereby portions of the fund are allocated to different money managers who employ distinct investment styles. It may invest a portion of assets in illiquid securities.

Russell Equity I - Class E

Seeks to provide long term capital growth. The Equity I Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as those companies represented by the Russell 1000(R) Index.


Russell Equity Q - Class E

Seeks to provide long term capital growth. The Equity Q Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly US based. The Fund generally pursues a Market-Oriented Style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries.


Russell Equity II - Class E

Seeks to provide long term capital growth. The Equity II Fund invests primarily in common stocks of small and medium capitalization companies most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as those companies represented by the Russell 2500(R) Index.

Russell International Fund - Class E

Seeks to provide long term capital growth. The International Fund invests primarily in equity securities issued by companies domiciled outside the US and in depositary receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies.

Russell Real Estate Securities Fund - Class E

     The investment seeks curent income; capital appreciation is a secondary consideration. The fund generally invests in equity securities of companies that own and/or manage properties, known as real estate investment trusts (REITS). It may invest in equity and debt securities of other types of real estate-related companies. The fund primarily invests in companies based in the United States. Management uses a multi-style, multi-manager approach whereby portions of the fund are allocated to different money managers who employ distinct investment styles.

Russell Select Value Fund - Class E

     The investment seeks capital appreciation. The fund invests primarily in large and medium capitalization value stocks with some exposure to small capitalization stocks. It invests in stocks that appear to be undervalued on the basis of earnings, cash flow or private market value. The fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the United States. Small capitalization companies include all other U.S. companies.


FOR ADDITIONAL INFORMATION CONCERNING RUSSELL FUNDS, PLEASE SEE THE RUSSELL FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street  Equity 500 Index - Class A and Class R

     Seeking to match as closely as possible, before expenses, the performance of the Standard & Poor's 500 Index. (Investors cannot invest directly in an index.) The State Street Equity 500 Index Fund (the Fund) , seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding Portfolio of State Street Master Funds. The Fund intends to invest in all 500 stocks comprising the S&P 500 Index in proportion to their weightings in the S&P 500 Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, a sample of the stocks in the Index in proportions expected by the adviser to match generally the performance of the S&P 500 Index as a whole may be purchased.

FOR  ADDITIONAL  INFORMATION  CONCERNING  TRUST AND THE STATE STREET  EQUITY 500
INDEX  FUND,  PLEASE  SEE  THE  STATE  STREET  INSTITUTIONAL   INVESTMENT  TRUST
PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.

T. Rowe Price Blue Chip Growth -  Class R

     Seeks long-term growth of capital. Current income is a secondary objective. The fund manager of the T. Rowe Price Blue Chip Growth Fund invests primarily in common stocks of well-established large and medium-sized companies. The manager focuses on "blue chip" companies with the following characteristics a. leading market positions, b. seasoned management teams, c. strong financial fundamentals and d. above-average growth and profitability.

FOR ADDITIONAL INFORMATION CONCERNING T. ROWE PRICE BLUE CHIP GROWTH, INC. FUND AND ITS PORTFOLIO, PLEASE SEE THE T. ROWE PRICE BLUE CHIP GROWTH FUND, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

T. ROWE PRICE EQUITY INCOME FUND

T. Rowe Price Equity Income - Retail and Class R

     Seeking to provide a relatively conservative way to access substantial dividend income and long-term capital growth. The fund manager of the T. Rowe Price Equity Income Fund invests in common stocks of established companies expected to pay above-average dividends. The fund manager employs a value-oriented investment approach. He focuses on companies with an above-average dividend yield--a positive component of total return. The manager utilizes a thorough "bottom-up" fundamental research evaluation of each holding. Also, the manager will broadly diversify sector exposure seeking to reduce volatility.

FOR ADDITIONAL INFORMATION CONCERNING T. ROWE PRICE EQUITY INCOME FUND AND ITS PORTFOLIO, PLEASE SEE THE T. ROWE PRICE EQUITY INCOME FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

T. ROWE PRICE GROWTH STOCK, INC.

T.Rowe Price Growth Stock - Class R

     Seeking long-term growth of capital and, secondarily, increasing dividend income. The fund manager of the T. Rowe Price Growth Stock Fund invests primarily in common stocks of well-established growth companies. The fund manager focuses on companies having one or more of the following characteristics: 1) Superior growth in earnings and cash flow, 2) Ability to sustain earnings momentum even during economic slowdowns and/or 3) Occupy a lucrative niche in the economy and is able to expand even during times of slow economic growth.

FOR ADDITIONAL INFORMATION CONCERNING T. ROWE PRICE GROWTH STOCK CLASS, INC. AND ITS PORTFOLIO, PLEASE SEE THE T. ROWE PRICE GROWTH STOCK, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

T. ROWE PRICE INTERNATIONAL  FUNDS, INC.

T. Rowe  Price  European  Stock - Retail

     Seeking long-term growth of capital through investment primarily in common stocks of European companies. Current income is a secondary objective. The T.Rowe Price European Stock Fund invests primarily in European companies. Normally, at least five countries will be represented in the portfolio. Stock selection reflects a growth style. This investment option expects to make substantially all of its investments (normally at least 80% of net assets) in stocks of companies located in the countries listed below, as well as others as their markets develop: Austria, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Others: Belgium, Czech Republic, Greece, Hungary, Israel, Poland, Russia and Turkey.

T.Rowe Price International Growth & Income - Class R

     Seeking to provide long term growth of capital and reasonable income. The fund manager of the T. Rowe Price International Growth & Income Fund focuses on companies with favorable prospects for capital appreciation that exhibit value characteristics and investments primarily in common stocks of mature,
dividend-paying,   non-U.S.   companies.  The  fund  manager  looks  to  broadly
diversify, primarily among the world's developed countries. Securities are chosen based on "bottom-up" research. Country allocation is driven largely by
stock   selection.

T. Rowe Price International Stock -  Class R

     Seeks to provide long-term growth of capital. The fund manager of the T. Rowe Price International Stock Fund invests primarily in the common stocks of established non-U.S. companies, in both developed and emerging markets. The manager will 1) focus on companies capable of achieving and sustaining above-average, long-term earnings growth, 2) favor companies with leading market position, technological leadership or proprietary advantage, and seasoned management, and 3) choose securities based on "bottom-up" research.

FOR ADDITIONAL INFORMATION CONCERNING T. ROWE PRICE INTERNATIONAL FUNDS, INC. PORTFOLIOS, PLEASE SEE THE T. ROWE PRICE INTERNATIONAL FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

T. ROWE PRICE MID-CAP GROWTH FUND, INC.

T. Rowe Price Mid-Cap Growth - Class R

     Seeking long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth. The Fund will normally invest at least 80% of net assets in a diversified portfolio of common stocks of mid-cap companies whose earnings T. Rowe Price expects to grow at a faster rate than the average company. Mid-Cap companies are defined as those whose market 0capitalization falls within the range of either the S&P MidCap 400 Index or the Russell Midcap Growth Index. In selecting investments, management generally favors companies that have proven products or services; have a record of above-average earnings growth; have demonstrated potential to sustain earnings growth; operatein industries experiencing increasing demand; or have stock prices that appear to undervalue their growth prospects. While most of the assets will be invested in U.S. common stocks, the portfolio may hold other securities including foreign securities, futures and options in keeping with the Portfolio's objective.

FOR ADDITIONAL  INFORMATION  CONCERNING T. ROWE PRICE MID-CAP GROWTH FUND,  INC.
AND ITS PORTFOLIO, PLEASE SEE THE T. ROWE PRICE MID-CAP GROWTH FUND, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

T. ROWE PRICE MID-CAP VALUE FUND, INC.

T. Rowe Price  Mid-Cap  Value - Class R

Seeking long-term growth of capital. The fund manager of the T. Rowe Price Mid-Cap Value Fund invests primarily in the common stocks of mid-sized companies that appear to be undervalued. T. Rowe Price will invest at least 80% of net assets in companies whose market capitalization (number of shares multiplied by share price) falls within the range of the companies in the S&P 400 MidCap Index or the Russell Mid Cap Value Index. The manager focuses on companies with the following: 1) Attractive operating margins, 2) Sound balance sheets and financial management, 3) Stock ownership by management, 4) Significant cash generation and 5) Low stock price relative to assets, earnings, cash flow, or business franchise value.

FOR ADDITIONAL INFORMATION CONCERNING T. ROWE PRICE MID-CAP VALUE FUND, INC. AND ITS PORTFOLIO, PLEASE SEE THE T. ROWE PRICE MID-CAP VALUE, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

TEMPLETON FOREIGN FUND

Templeton  Foreign -  Class R

     Seeks long-term capital growth. Templeton Foreign Fund, under normal market conditions, invests at least 80% of its net assets mainly in the equity securities of companies located outside the U.S., including emerging markets. The fund may have significant investments in one or more countries or in particular sectors such as technology and financial institutions. Depending on current market conditions, the fund generally invests a portion of its total assets in debt securities of entities located anywhere in the world and may use various derivative strategies to protect its assets.

FOR ADDITIONAL INFORMATION CONCERNING TRUST AND THE TEMPLETON FOREIGN FUND, PLEASE SEE THE TEMPLETON FOREIGN FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

TEMPLETON GROWTH FUND

Templeton  Growth -  Class R

     Seeks long-term capital growth. Templeton Growth Fund, under normal market conditions, invests mainly in the equity securities of companies located anywhere in the world, including emerging markets. In addition to the fund's main investments, depending upon current market conditions, the fund may invest up to 25% of its total assets in debt securities, and the fund may use various derivative strategies seeking to protect its assets. The manager applies a "bottom up," value-oriented, long-term approach when choosing equity investments.

FOR ADDITIONAL INFORMATION CONCERNING TEMPLETON GROWTH FUND, PLEASE SEE THE TEMPLETON TEMPLETON GROWTH FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


THORNBURG INVESTMENT TRUST

Thornburg Core Growth - Class R

     The Fund seeks long term growth of capital by investing in equity securities selected for their growth potential. To pursue its goal, the Fund primarily invests in short- and intermediate-duration U.S. Government securities, and securities issued or guaranteed by government sponsored enterprises, which the Fund expects will produce a high level of income.

Thornburg International Value - Class R

     The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types. The secondary, nonfundamental goal of the Fund is to seek some current income. The Fund invests primarily in foreign securities and under normal market conditions, invests at least 75% of its net assets in foreign securities. The Fund ordinarily invests in stocks that may be depressed or reflect unfavorable market perceptions of company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations. Debt securities may be purchased when the Advisor believes them to be more attractive than equity alternatives. The Fund may purchase debt securities of any maturity and of any quality.

Thornburg Limited-Term Income - Class R

     The primary goal of the Fund is to provide as high a level of current income as is consistent, in the view of the Fund's investment adviser, with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share prices compared to longer term portfolios. The Fund will invest at least 65% of it's net assets in obligations of the U.S. Government, and debt securities rated at the time of purchase in one of the three highest ratings of Standard and Poor's or Moody's Investor Service.

Thornburg Limited-Term US Government - Class R

     The primary goal of the Fund is to provide as high a level of current income as is consistent with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share price compared to longer term portfolios.

Thornburg Value - Class R

     The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types. The Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected on a value basis. However, the Fund may own a variety of securities, including foreign equity and debt securities and domestic debt securities which, in the opinion of the Fund's investment adviser, offer prospects for meeting the Fund's investment goals. The Fund may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations. The Advisor anticipates that the Fund ordinarily will have a weighted average dividend yield, before Fund expense, that is higher than the yield of the Standard & Poor's Composite Index of 500 Stocks.

FOR ADDITIONAL INFORMATION CONCERNING THORNBURG INVESTMENT TRUST AND ITS PORTFOLIOS, PLEASE SEE THE THORNBURG INVESTMENT TRUST PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

VANGUARD  EXPLORER  FUND,  INC

Vanguard Explorer - Investor Class

     Seeking long-term capital growth. The Vanguard Explorer Fund invests primarily in a diversified group of small-capitalization companies with prospects for above average growth with little or no dividend income. The Fund is subject to market risk. Stock prices overall may decline over short or even extended periods. May invest as much as 20% of its assets in foreign securities and will not invest more than 25% of its assets in any one industry or 5% of the securities in any one company.

FOR ADDITIONAL INFORMATION CONCERNING VANGUARD EXPLORER FUND, INC. AND ITS PORTFOLIO, PLEASE SEE THE VANGUARD EXPLORER FUND, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

VANGUARD FIXED INCOME SECURITIES FUNDS

Vanguard  Short-Term  Federal - Investor  Class

     Seeking high level current income and preservation of principal. The Vanguard Short-Term Federal Fund invests at least 80% of its assets in short-term bonds issued by U.S. government agencies and instrumentalities, most of which are not backed by the full faith and credit of the U.S. government. The Fund is expected to maintain a dollar weighted average maturity between one and three years. This Fund is subject to interest rate risk, income risk and manager risk.

FOR ADDITIONAL INFORMATION CONCERNING VANGUARD FIXED INCOME SECURITIES FUNDS AND ITS PORTFOLIO, PLEASE SEE THE VANGUARD FIXED INCOME SECURITIES FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES AND POLICIES OF ANY OF THE FUNDS WILL BE ACHIEVED.


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

                                 THE CONTRACTS

GENERAL

The Contracts are offered for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code. Certain federal tax advantages are currently available to retirement programs that qualify as (1) self-employed individuals' retirement plans under Section 401, (2) pension or profit-sharing plans established by an Employer for the benefit of its employees under Section 401, (3) annuity purchase plans sponsored by certain tax-exempt organizations or public school organizations under Section 403(b), (4) individual retirement accounts or annuities, including traditional IRA, those established by an employer as a simplified employee pension plan or SIMPLE IRA plan, under Section 408, or a Roth IRA under Section 408A or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457 or 409A.

     A Contract is issued to the Owner. Generally, persons eligible to participate in the Owner's Plan are eligible to become Participants under the Contract. In certain Contracts, the Owner shall be responsible for determining persons who are eligible to become Participants and for designating such persons to AUL. For purposes of determining benefits under a Contract, an account called a Participant's Account is established for each Participant during the Accumulation Period. However, in some Contracts, Participant Accounts are not maintained.

     The Owner of the Contract is generally responsible for providing all communications and instructions concerning Participant Accounts to AUL. However, in some instances a Participant may communicate directly with AUL. For example, a Participant in a voluntary (not employer-sponsored) 403(b) Program may request a withdrawal directly from AUL. While the Owner generally is responsible for remitting contributions and instructions for Participants, the Participant may be permitted or required to make certain decisions and elections under the Contract, as specified by the Owner in the Plan, trust, or other appropriate document. The pertinent Plan document and, if applicable, the Employer's plan administrator should be consulted with any questions on benefits under the Contract.


        CONTRIBUTIONS AND CONTRACT VALUES DURING THE ACCUMULATION PERIOD

CONTRIBUTIONS UNDER THE CONTRACTS

Contributions under Recurring Contribution Contracts may be made by or on behalf of a Participant at any time during the Participant's life and before the Participant's Annuity Commencement Date. Contributions must be at least equal to the minimum required contribution under the Plan. In Single Contribution Contracts, the minimum contribution for each Participant is either $1,000 or $5,000, depending on the contract. AUL may change the minimum contributions permitted under a Contract, but any such change in the minimum required contribution shall apply only to Participant Accounts established on or after the effective date of the change. AUL may, at its discretion, waive any minimum required contribution.

     Annual contributions under any of the Plans are subject to maximum limits imposed by the Internal Revenue Code. See the Statement of Additional Information for a discussion of these limits, or consult the pertinent Plan document.

TEN-DAY FREE LOOK

Under 403(b), 408 and 408A Contracts, the Owner has the right to return the Contract for any reason within ten days of receipt. If a particular state requires a longer free look period, Owners in that state will be allowed the longer statutory period to return the Contract. If this right is exercised, the Contract will be considered void from its inception, and any contributions will be fully refunded. In certain contracts, as required by law, a Participant has the same free look period regarding a certificate issued under the Contract.

INITIAL AND SINGLE CONTRIBUTIONS

     Initial contributions received for a Participant will be credited to the Participant's Account no later than the end of the second Business Day after it is received by AUL at its Home Office if it is preceded or accompanied by the information necessary for opening the Participant's account. If AUL does not receive the necessary information, AUL will notify the Owner or individual that AUL does not have the necessary information to open the account. If the necessary information is not provided to AUL at the time AUL receives the contribution, AUL will return the contribution to the contributing party within five Business Days. However, in some Contracts, Code Section 401(a) funds received from a prior plan provider which cannot be allocated to Participant accounts will not be returned to the Owner or to the provider, but instead will be allocated to an Owner-level account and invested in those Investment Accounts or Fixed Interest Account ("FIA") approved by the Owner. When the allocation data is received from the prior plan provider, such funds (plus gains/minus losses) are transferred from the Owner-level account to the appropriate Participant account(s).


ALLOCATION OF CONTRIBUTIONS


     Initial and subsequent contributions under the Contracts will be allocated among the Investment Accounts of the Variable Account and the Fixed Interest Account as instructed by the Owner or Participant and as provided by the terms of the Contract. The investment allocation of the initial contribution is to be designated at the time the enrollment is completed to open an account for a Participant. Depending on the type of Contract, the enrollment application specifies that, in the absence of an investment allocation form or other instructions, initial and subsequent contributions shall be allocated to the OneAmerica Money Market Investment Account or to AUL's General Account. Allocation will be made to AUL's General Account only if the OneAmerica Money Market Investment

Option is not available under a particular Contract. A Participant's Account Value that has been initially allocated to the OneAmerica Money Market Investment Account or to AUL's General Account may be transferred to other available investment options upon receipt by AUL at its Home Office of written instructions requesting the transfer. Allocation to any Investment Account or the Fixed Interest Account must be made in 1% increments or in increments permitted by AUL. Neither the Fixed Interest Account nor all of the Investment Accounts may be available under a particular Contract. In addition, some of the Investment Accounts are not available for certain types of Contracts.

     Any change in allocation instructions will be effective upon receipt by AUL at its Home Office and will continue in effect until subsequently changed. Changes in the allocation of future contributions have no effect on amounts already contributed on behalf of a Participant. Such amounts, however, may be transferred among the Investment Accounts of the Variable Account or the Fixed Interest Account in the manner described in "Transfers of Account Value."

SUBSEQUENT CONTRIBUTIONS UNDER RECURRING CONTRIBUTION CONTRACTS

     When forwarding contributions to AUL, the amount being contributed on behalf of each Participant must be specified. The contributions shall be allocated among the Investment Accounts of the Variable Account that are available under a Contract and the Fixed Interest Account (if available) as described above in "Allocation of Contributions." Contributions (other than the initial contribution for each Participant) are credited as of the end of the Valuation Period in which they are received by AUL at its Home Office if AUL has received full payment for the contribution, the information needed to establish the Participant's account, and proper instructions regarding the application and allocation of the contributions among Participants.

     Contributions may also be forwarded to AUL electronically. When this method of contribution is used, an allocation list describing the contribution to be allocated to each Participant is sent to AUL by the Owner. AUL processes the allocation list and then initiates an ACH (Automated Clearinghouse) debit on the Owner's account for the amount of the contribution. Following receipt of the funds, a confirmation is sent to the Owner which lists the amount or amounts allocated to each Participant's account and the amount of the ACH debit to the Owner's account. ACH or other electronic payment methods generally allow more efficient and timely processing of contributions. AUL reserves the right to impose an annual charge on Owners who do not elect to use ACH or other electronic payment methods. The fee for manual processing will be $1,000.


TRANSFERS OF ACCOUNT VALUE

     All or part of a Participant's Variable Account Value may be transferred among the Investment Accounts of the Variable Account that are available under a Contract or to the Fixed Interest Account (if available under a Contract) at any time during the Accumulation Period upon receipt of a proper written request by AUL at its Home Office, through interactive voice response or through AUL's website.

     Generally, there are no limitations on the number of transfers between Investment Accounts available under a Contract or the Fixed Interest Account. See "The Fixed Interest Account" for restrictions on transfers from the Fixed Interest Account. In addition, no charges are currently imposed upon transfers. However, if AUL determines that transfers are being made on behalf of one or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted. AUL reserves the right, at a future date, to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or internet based transfers.

     Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.

ABUSIVE TRADING PRACTICES

LATE TRADING

     Some investors attempt to profit from trading in Investment Accounts after the close of the market, but before the Variable Account has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades with information that was not readily available to the market, thereby benefiting financially to the detriment of other Owners and Participants.

     AUL prohibits late trading in its Investment Accounts. The Variable Account dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's unit value. All trades received after this point will receive the next day's calculated unit value.

MARKET  TIMING

Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying fund performance and drive underlying fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.

AUL discourages market timing and excessive trading. If you intend to engage in such practices, do not invest in the Variable Account. AUL reserves the right to reject any request to purchase or redeem units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related contract owners, or a financial advisor with discretionary trading authority for multiple accounts).

AUL does not always know and cannot always reasonably detect such trading. However, AUL does monitor for excessive short-term trading within its separate accounts. A report is run daily to identify, at the omnibus level, net trades by Investment Account. Omnibus trades in an individual Investment Account that exceed a certain dollar amount or percentage of assets, as determined by a market timing task force, will identify potential abusive trading. Once a possible abuse is flagged, the individual trades for the previous ten days are reviewed to determine if a similar trade amount was executed in the opposite direction over that period.

If a purchase/redemption match is found, then the blotters for the two trade dates are analyzed to determine if the same Participant has ordered the purchase and redemption. If an individual is identified, the administrative area is notified. Participant trading history is reviewed to determine if the trading activity is indeed abusive short-term trading. If it is determined that the trading activity violates AUL's policy.

AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity for that entity while discouraging it for other Owners.

Some funds may charge a redemption fee for short term trading in their fund. Furthermore, some funds monitor trading at the omnibus level and enforce their own policies and procedures based on suspected abusive trading. AUL will cooperate and may share Participant level trading information with the funds to the extent necessary to assist in the enforcement of these policies. Please consult the funds' prospectuses for more details.


PARTICIPANT'S VARIABLE ACCOUNT VALUE

ACCUMULATION UNITS

     Contributions to be allocated to the Investment Accounts available under a Contract will be credited to the Participant's Account in the form of Accumulation Units. Except for allocation of a Participant's initial contribution, the number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account at the end of the Valuation Period in which the contribution is received by AUL at its Home Office. The number of Accumulation Units so credited to the account shall not be changed by a subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment Account and charges against the Investment Account.

ACCUMULATION UNIT VALUE

     AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. The Accumulation Unit value for each Investment Account is established on the inception date. Subsequently, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.

NET INVESTMENT FACTOR

     The Net Investment Factor is used to measure the investment performance of an Investment Account from one Valuation Period to the next. For any Investment Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) and then subtracting (c) from the result where

   (a) is equal to:

     (1) the net asset value per share of the Portfolio of the Fund in which the Investment Account invests, determined as of the end of the Valuation Period, plus

     (2) the per share amount of any dividend or other distribution, if any, paid by the Portfolio during the Valuation Period, plus or minus

     (3) a credit or charge with respect to taxes paid, if any, or reserved for by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no federal income taxes are applicable under present law and no such charge is currently assessed).

   (b) is the net asset value per share of the Portfolio, determined as of the end of the preceding Valuation Period; and

   (c) is a daily charge factor determined by AUL to reflect the fee assessed against the assets of the Investment Account for the Asset Charge.


DOLLAR COST AVERAGING PROGRAM

     Contract Owners and Participants who wish to purchase units of an Investment Account over a period of time may do so through the Dollar Cost Averaging ("DCA") Program.The theory of DCA is that greater numbers of Accumulation Units are purchased at times when the unit prices are relatively lower than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the DCA Program does not assure a Contract Owner or Participant of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

Under a DCA Program, the owner deposits premiums into the OneAmerica Money Market Investment Account ("MMIA") or the Fixed Interest Account (if available under the Contract) and then authorizes AUL to transfer a specific dollar amount for a specific length of time from such Account into one or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually on the last business day of such period. These transfers will continue automatically until the earliest of: the date AUL receives notice to discontinue the Program; until there is not enough money in the MMIA or the

Fixed Interest Account to continue the Program; until the expiration of the length of time selected; or if the transfers are being drawn from the Fixed Interest Account, until the time a transfer would exceed the 20% or 90-day equity wash limitations on transfers from the Fixed Interest Account, if a particular Contract contains the 20% or 90-day restriction.

     Currently, the minimum required amount of each transfer is $100, although AUL reserves the right to change this minimum transfer amount in the future. DCA transfers to the Fixed Interest Account and to the MMIA are not permitted under the DCA Program. At least ten days advance written notice to AUL is required before the date of the first proposed transfer under the DCA Program. AUL offers the DCA Program to Contract Owners and Participants at no charge, and the Company reserves the right to temporarily discontinue, terminate, or change the Program at any time. Contract Owners and Participants may discontinue participation in the Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five days before a previously scheduled transfer is to occur.

Contract Owners or Participants may initially elect to participate in the DCA Program, and if this election is made at the time the Contract is applied for, the Program will take effect on the first monthly, quarterly, semi-annual, or annual transfer date following the premium receipt by AUL at its Home Office. The Contract Owner or Participant may select the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on the last business day of such period. To participate in the Program, a minimum balance of $10,000 in the MMIA or in the Fixed Interest Account is required.

                  CASH WITHDRAWALS AND THE DEATH BENEFIT

CASH WITHDRAWALS


     During the lifetime of the Participant, at any time before the Annuity Commencement Date and subject to the limitations under the applicable Plan and applicable law, a withdrawal may be taken from a Participant's Account Value. A withdrawal request will be effective as of the end of the Valuation Date that a proper written request in a form acceptable to AUL is received by AUL at its Home Office.

     A withdrawal of a Participant's entire Variable Account Value will result in a withdrawal payment equal to the value of the Participant's Variable Account Value as of the end of the Valuation Period during which a proper withdrawal request is received by AUL at its Home Office, minus any applicable withdrawal charge.

     A withdrawal may be requested for a specified percentage or dollar amount of a Participant's Variable Account Value. In some Contracts, the minimum amount that may be withdrawn from a Participant's Variable Account Value in an Investment Account is the lesser of $500 or the Participant's entire Account Value in the Investment Account as of the date the withdrawal request is received by AUL. A request for a withdrawal will result in a payment by AUL equal to the amount specified in the withdrawal request. Upon payment, the Participant's Variable Account Value will be reduced by an amount equal to the payment and any applicable withdrawal charge, subject to any Market Value Adjustment. If a withdrawal is requested that would leave a Participant's Variable Account Value in any Investment Account less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the Investment Account.

     The amount of a withdrawal will be taken from the Investment Accounts and the Fixed Interest Account as instructed. A withdrawal will not be effected until proper instructions are received by AUL at its Home Office.

     A withdrawal may result in the deduction of a withdrawal charge and application of a Market Value Adjustment. See "Withdrawal Charge" and "The Fixed Interest Account."

     In addition, distributions under certain retirement programs may result in a tax penalty. See "Tax Penalty."

SYSTEMATIC WITHDRAWAL SERVICE FOR 403(b), 408, 408A, 457 and 409A PROGRAMS

     A Participant in a Contract used in connection with a 403(b) plan (other than an Employer Sponsored 403(b) plan) or 408 or 408A Program who is at least age 59 1/2 can generally arrange to have systematic cash withdrawals from his or her Account Value paid on a regular monthly, quarterly, or annual basis. Systematic cash withdrawals are also available for Participants in a Contract used in connection with a 457 or 409A Program, but there is no age limitation. Each withdrawal payment must be at least equal to $100. An application form containing details of the service is available upon request from AUL. The service is voluntary and can be terminated at any time by the Participant or Owner. AUL does not currently deduct a service charge for withdrawal payments, but reserves the right to do so in the future and, similarly, reserves the right to increase the minimum required amount for each withdrawal payment. Systematic withdrawals are not available for some 403(b) Contracts due to the Benefit Responsive features of the Contracts.

     Participants will pay a withdrawal charge in connection with the systematic cash withdrawals to the extent the withdrawal charge is applicable. See "Withdrawal Charge" and "Federal Tax Matters."

CONSTRAINTS ON WITHDRAWALS

GENERAL

     Since the Contracts offered by this Prospectus will be issued in connection with retirement programs that meet the requirements of Section 401, Section 403(b), Section 408, 408A, 409A or Section 457 of the Internal Revenue Code, reference should be made to the terms of the particular Plan or Contract for any limitations or restrictions on cash withdrawals. A withdrawal that results in receipt of proceeds by a Participant may result in receipt of taxable income to the Participant and, in some instances, in a tax penalty. The tax consequences of a withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."

403(b) PROGRAMS

     Section 403(b) of the Internal Revenue Code permits public school employees and employees of certain types of charitable, educational, and scientific organizations specified in Section 501(c)(3) of the Internal Revenue Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax deferred annuity contracts meeting the requirements of Section 403(b) that apply to tax years beginning on or after January 1, 1989.

     Section 403(b) requires that distributions from Section 403(b) tax deferred annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement not begin before the employee reaches age 59 1/2, severs employment, dies, becomes disabled, or incurs a hardship. Furthermore, distributions of income or gainsattributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, paying certain tuition expenses, or prevention of foreclosure or eviction.


     A Participant in a Contract purchased as a tax-deferred Section 403(b) annuity contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Account Value attributable to contributions made under a salary reduction agreement or any income or gains credited to such Participant after December 31, 1988 under the Contract unless one of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a
Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Participant's December 31, 1988 account balance under the old contract, provided that the amounts transferred between contracts qualifies as a tax-free exchange under the Internal Revenue Code. A Participant's Account Withdrawal in a Contract may be able to be transferred to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an Employer's Section 403(b) arrangement.

TEXAS OPTIONAL RETIREMENT PROGRAM

     AUL intends to offer the Contract within the Texas Optional Retirement Program. Under the terms of the Texas Optional Retirement Program, if a Participant makes the required contribution, the State of Texas will contribute a specified amount to the Participant's Account. If a Participant does not commence the second year of participation in the plan as a "faculty member," as defined in Title 110B of the State of Texas Statutes, AUL will return the State's contribution. If a Participant does begin a second year of participation, the Employer's first-year contributions will then be applied as a contribution under the Contract, as will the Employer's subsequent contributions.


     The Attorney General of the State of Texas has ruled that under Title 110B of the State of Texas Statutes, withdrawal benefits of contracts issued under the Optional Retirement Program are available only in the event of a participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. A Participant under a Contract issued in connection with the Texas Optional Retirement Program will not, therefore, be entitled to exercise the right of withdrawal to receive the Account Value credited to such Participant unless one of the foregoing conditions has been satisfied. The Withdrawal Value of such Participant's Account may, however, be transferred to other contracts or other carriers during the period of participation in the program.


THE DEATH BENEFIT

     If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary upon receipt of due proof of the Participant's death and instructions regarding payment to the Beneficiary. If there is no designated Beneficiary living on the date of death of the Participant, AUL will pay the death benefit in one sum to the estate of the Participant upon receipt of due proof of death of both the Participant and the designated Beneficiary and instructions regarding payment. If the death of the Participant occurs on or after the Annuity Commencement Date, no death benefit will be payable under the Contract except as may be provided under the Annuity Option elected.

     The amount of the death benefit equals the vested portion of the Participant's Account Value minus any outstanding loan balances and any due and unpaid charges on those loans. Under Contracts acquired in connection with 408 and 408A Programs and 403(b) Programs other than Employer Sponsored 403(b) Programs, the vested portion of a Participant's Account Value shall be the Participant's entire Account Value. Under Employee Benefit Plans, 409A or 457 Programs and Employer Sponsored 403(b) Programs, the vested portion of a Participant's Account Value is the amount to which the Participant is entitled upon death or separation from service under a vesting schedule contained in the pertinent Plan. If the death benefit is less than a Participant's Account Value, the death benefit shall be paid pro rata from the Investment Accounts and the Fixed Interest Account, and the remainder of the Account Value shall be distributed to the Owner or as directed by the Owner. Prior to such distribution, any remaining Account Value in the Investment Accounts shall be transferred to AUL's General Account or if the Contract so directs, to the OneAmerica Money Market Investment Account. Certain Contracts have a death benefit which is the greater of the Participant's Account Value as of the date the death benefit is calculated or a Guaranteed Minimum Death Benefit ("GMDB") on the Contract anniversary immediately preceding the date of death. In this calculation, the GMDB is increased by any contributions made since the last Contract anniversary and is reduced proportionately to reflect any withdrawals made since the last Contract anniversary. The GMDB is reset on each Contract anniversary  and  is  the  greater  of  (1)  the  GMDB  on  the  prior  Contract anniversary, increased by any prior year contributions, and reduced proportionately to reflect any prior

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

year withdrawals, and (2) if the Participant is younger than age 81, the Participant's Account Value on the current Contract anniversary. As of the Participant's death, the GMDB will cease to increase or decrease in value.

     The death benefit will be paid to the Beneficiary in a single sum or under one of the Annuity Options, as directed by the Participant or as elected by the Beneficiary. If the Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.


TERMINATION BY THE OWNER

An Owner of a Contract funding an Employee Benefit Plan, 409A or 457 Plan, or an Employer-Sponsored 403(b) Plan may terminate the Contract by sending proper written notice to AUL's Home Office. Termination is effective as of the end of the Valuation Date that the notice is received by AUL. Proper notice of termination must include an election of the method of payment, an indication of the person(s) to whom payment is to be made, and the Owner's (and, in some Contracts, the Plan Sponsor's) agreement that AUL will not be held responsible for any losses or claims that may arise against AUL in connection with making the termination payout as requested by the Owner (provided that such an agreement is not prohibited by the Contract or an amendment).

     Upon termination of such a Contract, the Owner may direct AUL to pay an amount equal to the Contract's aggregate Variable Account Withdrawal Value (determined as of the end of the Valuation Date that the termination is effective) in a lump-sum.

For Contracts funding Employee Benefit Plans, 409A or 457 Plan, the Owner may direct AUL to pay the Contract's Fixed Interest Account Withdrawal Value in a lump sum [subject to an Investment Liquidation Charge ("ILC") or Market Value Adjustment ("MVA") (see discussion below)] or in seven approximately equal installments over six years (for certain Employee Benefit Plan Contracts) or six approximately equal annual installments over five years (for other Employee Benefit Plan Contracts and for 409A or 457 Plan Contracts).

     For Contracts issued prior to 1999 which fund Employer-Sponsored 403(b) Plans, the Owner may direct AUL to pay the Contract's Fixed Interest Account Withdrawal Value in seven approximately equal annual installments over six years.

     In Contracts issued prior to 1999 which fund an Employee Benefit Plan or an Employer-Sponsored 403(b) Plan, the Owner may terminate the Contract and elect to receive (within 90 days of written notice by the Owner, and without penalty as defined by law) either:

(1) a lump-sum equal to the Contract's aggregate General Account Withdrawal Value, plus or minus an MVA to the extent allowed, which is determined by AUL as of the calculation date by multiplying a specified percentage times the aggregate General Account Withdrawal Value being paid, or

(2) all amounts invested under the Contract in AUL's General Account as of the date of calculation, excluding any amounts previously used or set aside to purchase annuities, in 11 approximately equal annual installments over a 10-year period (without application of the General Account Withdrawal Charge or an MVA).

     Further details regarding options (1) and (2) above and their applicability to a given Contract may be found in a Contract Supplement.

     Similar provisions (without application of an MVA) regarding Participant withdrawals apply to some Contracts issued prior to 1999 which fund SEP and SIMPLE IRA Plans.

     For some Contracts issued after 1998 that fund Employer-Sponsored 403(b) Plans, no Fixed Interest Account or General Account Withdrawal Value lump-sum option is available, only installment payments. However, AUL may amend these Contracts to permit lump-sum payouts of Fixed Interest Account or General Account funds, subject to a Withdrawal Charge and an MVA, or may otherwise allow such lump-sum payouts if the dollar-weighted average rate of interest AUL credits to amounts withdrawn from the Fixed Interest Account or General Account equals or exceeds the current interest rate credited to new contributions. Termination options may be negotiated with individual Plan sponsors depneding on unique or special circumstances.


     Until all of the terminating Contract's funds invested in AUL's Fixed Interest Account or General Account have been paid by AUL under any of the installment payments discussed above, the interest rate determined under the Contract will be credited to the remaining Withdrawal Values. Interest will be paid with each installment payment.

     When making lump-sum payouts of Fixed Interest Account or General Account funds, AUL applies an ILC or MVA, depending on the Contract. The ILC or MVA is equal to a certain percentage, as described in the Contract, multiplied by the Fixed Interest Account or General Account Withdrawal Value. In some Contracts, the ILC percentage is 6(x - y), where "x" is the Current Rate of Interest being credited by AUL to new Contributions as of the date of calculation and "y" is the average rate of interest being credited by AUL to various portions of the aggregate Fixed Interest Account or General Account Account Value as of the date of calculation. In some Contracts, the MVA percentage is 5(x - y) when "x" exceeds "y," and is deducted from the amount paid. The MVA percentage is 4(y - x) when "y" exceeds "x," and is added to the amount paid. Payment of Fixed Interest Account or General Account amounts may be delayed for up to six months after the effective date of termination.


TERMINATION BY AUL


AUL  has  the  right,   subject  to  applicable  state  law,  to  terminate  any
Participant's Account established under a Contract acquired in connection with an Employee Benefit Plan, a 457 or 409A Program, or an Employer Sponsored 403(b) Program at any time during the Contract Year if the Participant's Account Value falls below $300 ($200 for an Employer Sponsored 403(b) Program or for a Contract with both 403(b) and 401(a) funds)



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

during the first Contract Year, or $500 ($400 for an Employer Sponsored 403(b) Program or for a Contract with both 403(b) and 401(a) funds) during any subsequent Contract Year, provided that at least six months have elapsed since the Owner's last contribution to the Contract. AUL will give notice to the Owner and the Participant that the Participant's Account is to be terminated.
Termination shall be effective six months from the date that AUL gives such notice, provided that any contributions made during the six-month notice period are insufficient to bring the Participant's Account Value up to the applicable minimum. Single Contribution Contracts have a minimum required contribution of $5,000.

     Upon termination of a Participant's Account by AUL, AUL will pay an amount equal to the Participant's Account Value as of the close of business on the effective date of termination (or, if the termination effective date is not a Valuation Date, on the next Valuation Date).Payment of this amount will be made within seven days from such effective date of termination.


     AUL may, at its option, terminate any Contract if there are no Participant Accounts in existence under the Contract.

PAYMENTS FROM THE VARIABLE ACCOUNT

     Payment of an amount from the Variable Account resulting from a cash withdrawal, transfer from a Participant's Variable Account Value, payment of the death benefit, or payment upon termination by the Owner will be made within seven days from the date a proper request is received at AUL's Home Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible only for any period: (a) during which the New York Stock Exchange is closed other than customary week-end and holiday closings, (b) during which trading on the New York Stock Exchange is restricted as determined by the SEC, (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account, or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Interest Account, see "The Fixed Interest Account" and "Termination by the Owner."


                             CHARGES AND DEDUCTIONS

PREMIUM TAX CHARGE

     Various states impose a tax on premiums received by insurance companies. Whether or not a premium tax is imposed will depend on, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and AUL's status in a particular state. Premium tax rates currently range from 0% to 3.5%, but are subject to change by such governmental entities. AUL may assess a premium tax charge on certain Contracts at the time of annuitiation to reimburse itself for such premium taxes incurred, which are directly related to amounts received for the Participant from the balance applied to purchase an annuity.


WITHDRAWAL CHARGE

No deduction for sales charges is made from contributions for a Contract. However, if a cash withdrawal is made or the Contract is terminated by the Owner, then, depending on the type of Contract, a withdrawal charge (which may also be referred to as a contingent deferred sales charge) may be assessed by AUL if the Participant's Account (or, in some Contracts, the Contract) has not been in existence for a certain period of time. For some Contracts, for the first two Contract Years that a Participant's Account exists, the amount withdrawn during a Contract Year that will not be subject to a withdrawal charge is 10% of: (1) the total of all contributions made during the year that the withdrawal is being made, plus (2) the Participant's Account Value at the beginning of the Contract Year. After the first two Contract Years, and until the withdrawal charge has decreased to 0%, the amount withdrawn during a Contract Year that will not be subject to an otherwise applicable withdrawal charge is 10% of the Participant's Account Value at the beginning of the Contract Year in which the withdrawal is being made. Certain Recurring Contribution 403(b) Contracts and Contracts used with 409A and 457 Programs do not contain provisions allowing the 10% free-out since they are "Benefit Responsive" in nature.

The withdrawal charge varies based on the Contract. The maximum withdrawal charge is 8% of Account Value in excess of any 10% free-out in Contracts containing a 10% free-out provision, for the first five years; 4% of Account Value in excess of any applicable 10% free-out, for the next five years; and no withdrawal charge beyond the tenth year. Your charges may be less than the charges described. Please consult your Contract for more details.

     Withdrawal  charges are not imposed for payment of benefits for  retirement provided under "Benefit Responsive" Contracts. Under a Benefit Responsive Contract, withdrawal charges are not imposed for payment of benefits for retirement, death, disability, most terminations of employment, hardship (or unforeseeable emergencies, depending on the Contract), loan, age 70 1/2 required minimum distributions, or benefits upon attainment of age 59 1/2 (provided that the age 59 1/2 benefit is a taxable distribution paid to the Participant and not to any other person or entity, including any alternative or substitute funding medium). Notwithstanding the above, for some 403(b) Benefit Responsive Contracts, withdrawal charges will not be waived if the amount withdrawn is transferred directly by us to another tax-deferred annuity funding vehicle at the Participant's direction.

Under a modified Benefit Responsive Contract, withdrawal charges are not imposed for cash lump-sum payments of death benefits, or, provided the Participant has
(1) attained age 55 and has 10 years of service with the employer identified in the Plan, or (2) attained age 62, for the Plan benefits listed in the previous paragraph.

However, even in Benefit Responsive or modified Benefit Responsive Contracts, withdrawal charges (and a Market Value Adjustment in some Employee Benefit Plan and Employer



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

Sponsored 403(b) Contracts) will be applied to any withdrawal to pay a termination of employment Plan benefit prior to notification of Contract termination if the benefit is payable because of, or the underlying reason for payment of the benefit results in, the termination or partial termination of the Plan, as determined under applicable IRS guidelines. In some Contracts, withdrawal charges and a Market Value Adjustment will apply if the termination of employment occurs after the Plan Sponsor files for bankruptcy protection or ceases operations, or if such benefits exceed 20% of the Contract's Value as of the first day of the Contract Year.

     In no event will the amount of any withdrawal charge, when added to any withdrawal charges previously assessed against any amount withdrawn from a Participant's Account, exceed 8.5% of the contributions made by or on behalf of a Participant under a Contract. In addition, no withdrawal charge will be imposed upon payment of a death benefit under the Contract.

     The withdrawal charge will be used to recover certain expenses relating to sales of the Contracts, including commissions paid to sales personnel and other promotional costs. AUL reserves the right to increase the withdrawal charge for any Participant Accounts established on or after the effective date of the change.

ASSET CHARGE

AUL deducts a daily charge from the assets of each Investment Account. The charge is equal to an annual rate of 0.00%, 0.25%, 0.50%, 0.75%, 1.00% or 1.25%
of the average daily net assets of each Investment Account. (Please refer to your Contract for details regarding the Asset Charge applicable to you.) This amount is intended to compensate AUL for its professional services, administrative services (including systems recordkeeping and Investment Account accounting), case acquisition costs, compliance support, sales office expenses, overhead, sales commissions, annuity purchase rate guarantees, reasonable profit, and other related costs. AUL may use any profit derived from this charge for any lawful purpose, including contract distribution.

VARIABLE INVESTMENT PLUS

     Certain Contracts may have a portion of the Asset Charge offset, but never increased, by Variable Investment Plus (VIP) credits. The credit is calculated each month-end, is applied by AUL to purchase Accumulation Units for each Participant under the Contract, and is reported to Participants as Earnings.

     The level of the credit, as a percentage of Investment Account assets, will depend on the aggregate Investment Account assets for the Contract at the end of each month, the amount of the contributions (both first year and for subsequent years), the level of sales expenses under the Contract, and other charges that the Owner has agreed in writing to pay to AUL. Please consult your Contract to determine whether a Variable Investment Plus credit applies to your Contract and, if it does apply, what the factors are for determining the credit.


     AUL reserves the right to change the credit factors upon 60 day's notice of such change.


ADMINISTRATIVE CHARGE

AUL may deduct an administrative charge from each Participant's Account equal to a maximum of $50 per year, deducted quarterly if the account exists on the quarterly Contract anniversary. For some Contracts, the administrative charge may be waived completely. The charge is only assessed during the Accumulation Period. When a Participant annuitizes or surrenders on any day other than a quarterly Contract anniversary, a pro rata portion of the charge for that portion of the quarter will be assessed. The charge is deducted proportionately from the Participant's Account Value allocated among the Investment Accounts and the Fixed Interest Account. An administrative charge will not be imposed under certain Contracts if the value of a Participant's Account is equal to or more than $35,000 ($25,000 in some Contracts) on the quarterly Contract anniversary. The purpose of this charge is to reimburse AUL for the expenses associated with administration of the Contracts and operation of the Variable Account.

ADDITIONAL CHARGES AND FEES

     Some Contracts may also contain the following fees:

(1) Loan Initiation Fees: AUL may assess a Loan Initiation Fee of up to $100 against the Account of any Participant for whom a Plan loan withdrawal is requested.

(2) Charge for Non-Electronic Transfers: AUL may charge a service fee of up to $5 for non-electronic transfers between Investment Options, which will either be billed to the Owner or deducted from the Participant's Account.

(3) Distribution Fee: AUL may bill the Owner for a Distribution Fee of up to $40 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump-sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.


(4) Brokerage Window: AUL may bill the Owner or deduct from the Participant's account an annual fee of up to $100 for a Brokerage Window, available in some employer sponsored plans, which provides the Participant the ability to invest a portion of his or her Account Value in a brokerage account, to be invested in a wide range of mutual funds or other investment vehicles.

(5) Contract Termination Individual Participant Check Fee: AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon Contract termination. This Fee will not apply to a lump-sum payment to the Owner upon Contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(6) Investment Advice Provider Fee: AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. There is no cost to the Participant when using the basic investment advice service. AUL may also assess an acccount management fee directly against the Account of each Participant who


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


     utilizes the more detailed, hands-on managed accounts service. The fee for the managed account service is one percent of the total account value, paid in .25 percent quarterly installments. AUL will forward a portion of the fee to the investment advice provider and may retain a portion of the fee for administrative and distribution services.

(7) Guaranteed Minimum Death Benefit: AUL may charge a maximum of 0.20% of the Account Value for a Guaranteed Minimum Death Benefit. Some Contracts offer this benefit at no charge. Please consult your Contract for details regarding this benefit and the applicable charge.

(8) Plan Sponsor Investment Option Advisory Fee: AUL may bill the Owner for a Plan Sponsor Investment Option Fee. If this option is chosen, Ibbottson will recommend a plan level investment portfolio based on the Plan Sponsor's unique employee profile. A maximum fee of $1,500 applies, depending on plan assets. Plans with assets greater than $20,000,000 must contact AUL to determine the applicable fee.


(9)  Redemption Fee: A redemption fee may be charged by the underlying  funds to
     reimburse  fund  shareholders  for  expenses   associated  with  short-term
     trading. Please consult the funds' prospectuses for more details.

(10) Non-Electronic Transfer Fee: AUL may bill the Participant a fee of not more than $5 for non-electronic transfers.

(11) Non-Electronic Contribution Fee: AUL may bill the Owner a fee of not more than $1,000 for non-electronic contributions.

OTHER CHARGES

AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed. In certain Contracts, unpaid charges due AUL (for which the Plan is responsible and which the Owner has, in writing, agreed to pay) will be deducted from Participant Accounts if not paid by the Owner in a timely manner. An Investment Liquidation Charge or a Market Value Adjustment, which applies only to Participants' Fixed Interest Account Values under a Contract, may be imposed upon termination by an Owner of some Contracts acquired in connection with an Employee Benefit Plan, Employer Sponsored 403(b), 409A or 457 Program and upon certain withdrawals in an Employee Benefit Plan Contract. See "Termination by the Owner" and "The Fixed Interest Account."

VARIATIONS IN CHARGES

     AUL may reduce or waive the amount of the withdrawal charge, the administrative charge, or the Asset Charge for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. A reduction in the Asset Charge will generally be made by offsetting the charge by applying the Variable Investment Plus Option. As an example, these charges may be reduced in connection with acquisition of the Contract in exchange for another annuity contract or in exchange for another annuity contract issued by AUL. AUL may also reduce or waive these charges on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.

GUARANTEE OF CERTAIN CHARGES


     AUL guarantees that the Asset Charge shall not increase on in-force Contracts. However, the Asset Charge may be increased on future Contracts. AUL also guarantees that the administrative charge will increase only to the extent necessary to recover the expenses associated with administration of the Contracts and operation of the Variable Account.

EXPENSES OF THE FUNDS

     Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding Portfolio of one of the Funds. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are more fully described in the Funds' Prospectuses.

                                 ANNUITY PERIOD

GENERAL

     On the Annuity Commencement Date, the adjusted value of the Participant's Account may be applied to provide an annuity under one of the options described below. The adjusted value will be equal to the value of the Participant's Account as of the Annuity Commencement Date, reduced by any applicable premium or similar taxes and any outstanding loan balances and unpaid expense charges on those loans.

     Generally, the Contracts provide for five annuity options, any one of which may be elected if permitted by the particular Plan or applicable law. A lump-sum distribution may also be elected under most Plans. Other Annuity Options may be available upon request at the discretion of AUL. All Annuity Options are fixed and the annuity payments remain constant throughout the Annuity Period. Annuity payments are based upon annuity rates that vary with the Annuity Option selected and the age of the Annuitant (except that in the case of Option 5, the Fixed Period Option, age is not a consideration). The annuity rates are based upon an assumed interest rate indentified in the Contracts.

     Once annuity payments have commenced, a Participant cannot surrender his or her annuity and receive a lump-sum settlement in lieu thereof and cannot change the Annuity Option. If, under any option, monthly payments are less than $25 each, AUL has the right to make either a lump-sum settlement or to make larger payments at quarterly, semi-annual, or annual intervals. AUL also reserves the right to change the minimum payment amount. AUL will not allow annuitization of a Participant's Account if the total Account

Value is less than the amount specified in the Contract. Should this occur, a Participant will receive the Account Value in a lump-sum settlement.

     Annuity payments will begin on the Annuity Commencement Date. No withdrawal charge will be applied on this Date.

A Participant or, depending on the Contract, an Owner on behalf of a Participant, may designate an Annuity Commencement Date, Annuity Option, contingent Annuitant, and Beneficiary on an Annuity Election Form that must be received by AUL at its Home Office at least 30 days prior to the Annuity Commencement Date. AUL may also require additional information before annuity payments commence. During the lifetime of the Participant and up to 30 days prior to the Annuity Commencement Date, the Annuity Option, the Annuity Commencement Date, or the designation of a contingent Annuitant or Beneficiary, if any, under an Annuity Option may be changed. To help ensure timely receipt of the first annuity payment, on the date AUL receives an annuity purchase request, it will transfer the value of a Participant's Account to the Fixed Interest Account if it is available as an Investment Option, or to the OneAmerica Money Market Investment Account if the Fixed Interest Account is not available under the Contract. The Participant's Account Value will remain in the Fixed Interest Account or the Money Market Account (depending on the Contract) until the full Account Value (reflecting gains and losses) is applied to purchase the annuity on the last business day of the month preceding the Annuity Commencement Date. As of the date the annuity is purchased, a Participant's funds are no longer maintained under the Contract.


ANNUITY OPTIONS

OPTION 1 - LIFE ANNUITY

     An annuity payable monthly during the lifetime of the Annuitant that ends with the last monthly payment before the death of the Annuitant.

OPTION 2 - CERTAIN AND LIFE ANNUITY

     An annuity payable monthly during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen, or twenty years, as elected, annuity payments will be continued during the remainder of such period to the Beneficiary.

OPTION 3 - SURVIVORSHIP ANNUITY

An annuity payable monthly during the lifetime of the Annuitant, and, after the death of the Annuitant, an amount equal to 50%, 66 2/3%, or 100% (as specified in the election) of such annuity will be paid to the contingent Annuitant named in the election if and so long as such contingent Annuitant lives.


     In some Contracts, an election of this option is automatically cancelled if either the Participant or the contingent Annuitant dies before the Annuity Commencement Date. Another form of benefit would then be elected by the survivor.


OPTION 4 - INSTALLMENT REFUND LIFE ANNUITY

     An annuity payable monthly during the lifetime of the Annuitant except, that at the death of the Annuitant, the Beneficiary will receive additional annuity payments until the amount paid to purchase the annuity has been distributed.


OPTION 5 - FIXED PERIODS

     An annuity payable monthly for a fixed period (not less than 5 years or more than 30 years) as elected, with the guarantee that if, at the death of the Annuitant, payments have been made for less than the selected fixed period, annuity payments will be continued during the remainder of said period to the Beneficiary. This option is not available in all Contracts.

SELECTION OF AN OPTION

Participants should carefully review the Annuity Options with their financial or tax advisors, and reference should be made to the terms of a particular Plan for pertinent limitations respecting annuity payments and other matters. For instance, under requirements for retirement plans that qualify for treatment under Sections 401, 403(b), 408, 409A or 457 of the Internal Revenue Code, annuity payments generally must begin no later than April 1 of the calendar year following the calendar year in which the Participant reaches age 70 1/2, provided the Participant is no longer employed. For Options 2 and 5, the period elected for receipt of annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 70 1/2 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's spouse and is more than 10 years younger than the Annuitant. Under Option 3, if the contingent Annuitant is not the Annuitant's spouse and is more than 10 years younger than the Annuitant, the 66 2/3% and 100% elections specified above may not be available.



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

                           THE FIXED INTEREST ACCOUNT

Contributions or transfers to the Fixed Interest Account become part of AUL's General Account. The General Account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts or certificates issued under the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Interest Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Interest Account has not been registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Interest Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Interest Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Variable Account and contains only selected information regarding the Fixed Interest Account. For more information regarding the Fixed Interest Account, see the Contract.

INTEREST


     A Participant's Fixed Interest Account Value earns interest at fixed rates that are paid by AUL. The Account Value in the Fixed Interest Account earns interest at one or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed to be at least an annual effective rate ("Guaranteed Rate") specified in the Contract. AUL will determine a Current Rate from time to time, and any Current Rate that exceeds the Guaranteed Rate will be in effect for a period of at least one year. If AUL determines a Current Rate in excess of the Guaranteed Rate, contributions or transfers to a Participant's Account which are credited to the Fixed Interest Account during the time the Current Rate is in effect are guaranteed to earn interest at that particular Current Rate for at least one year. AUL may declare a different Current Rate for a particular Contract based on costs of acquisition to AUL or the level of service provided by AUL. Transfers from other AUL annuity contracts may be transferred at a rate of interest different than the Current Rate.


     Except for transfers from other AUL annuity contracts, amounts contributed or transferred to the Fixed Interest Account earn interest at the Current Rate then in effect. Amounts transferred from other AUL annuity contracts may not earn the Current Rate, but may, at AUL's discretion, continue to earn the rate of interest which was paid under the former Contract. If AUL changes the Current Rate, such amounts contributed or transferred on or after the effective date of the change earn interest at the new Current Rate; however, amounts contributed or transferred prior to the effective date of the change may earn interest at the prior Current Rate or other Current Rate determined by AUL. Therefore, at any given time, various portions of a Participant's Fixed Interest Account Value may be earning interest at different Current Rates for different periods of time, depending upon when such portions were originally contributed or transferred to the Fixed Interest Account. AUL bears the investment risk for Participant's Fixed Interest Account Values and for paying interest at the Current Rate on amounts allocated to the Fixed Interest Account.

     For certain Contracts, AUL reserves the right at any time to change the Guaranteed Rate of interest for any Participant Accounts established on or after the effective date of the change, although once a Participant Account is established, the Guaranteed Rate may not be changed for the duration of that Account.

WITHDRAWALS AND TRANSFERS

     A Participant (or a Contract Owner on behalf of a Participant) may withdraw his or her Fixed Interest Account ("FIA") value, subject to the provisions of the Contract. This FIA value is determined as of the day the withdrawal is effected, minus any applicable withdrawal charge, plus or minus a Market Value Adjustment in certain Contracts, and minus the Participant's outstanding loan balance(s), if any, and any expense charges due thereon.

  A withdrawal  may be
requested for a specified percentage or dollar amount of the Participant's FIA value. Where a Participant has outstanding loans under a Contract, a withdrawal will be permitted only to the extent that the Participant's remaining FIA Withdrawal Value equals twice the total of the outstanding loans under the Participant's Account.

In some Contracts, the minimum amount that may be withdrawn from a Participant's FIA value is the lesser of $500 or the Participant's entire FIA value as of the date the withdrawal request is received by AUL at its Home Office. If a withdrawal is requested that would leave the Participant's FIA value less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the FIA. In other Contracts, withdrawals from a Participant's Account Value may not be made in an amount less than the smaller of $5,000 or the Participant's entire Account Value. In these Contracts, AUL reserves the right to pay out the Participant's remaining Account Value if a withdrawal reduces the Participant's remaining Account Value to an amount less than $5,000.

  If a Participant has more than one Account, then the Account from which the withdrawal is to be taken must be specified and any withdrawal restrictions shall be effective at an Account level. For a further discussion of withdrawals as generally applicable to a Participant's Variable Account Value and FIA value, see "Cash Withdrawals."

     A Participant's FIA value may be transferred from the FIA to the Variable Account subject to certain limitations. Where a Participant has outstanding loans under a Contract, a transfer will be permitted only to the extent that the Participant's remaining FIA Withdrawal Value in the FIA equals twice the total of the outstanding loans under the Participant's Account. A Participant may transfer part or all of his or her FIA value (subject to the outstanding loan provision mentioned above) to one or more of the available Investment Accounts during the Accumulation Period, provided, however, that if a Participant's FIA value is $2,500 or more on the first day of a Contract Year, then amounts transferred from the FIA to an Investment Account during any given Contract Year cannot exceed 20% of the Participant's FIA value as of the beginning of that Contract Year. Transfers and withdrawals of a Participant's FIA values will be effected on a first-in, first-out basis. If a Participant has more than one Account, then the Account from which the transfer is to be taken must be specified and any transfer restrictions shall be effective at an Account level.

The 20% restriction on transfers during any given Contract Year from the FIA to an Investment Account shall not apply to some Contracts funding Employer Sponsored 403(b) Programs, Employee Benefit Plans, or 408 SEP or SIMPLE IRA Contracts if: (1) the Owner (or Plan Sponsor) selects the FIA as an Investment Option to Participants under the Contract; and(2) the Owner (or Plan Sponsor) does not select either the OneAmerica Money Market or the Vanguard Short-Term Federal Bond Investment Accounts as available Investment Options to Participants under the Contract. Then, in lieu of the 20% restriction, and following a transfer from the FIA to the Variable Account by a Participant, a transfer back to the FIA shall be allowed only after 90 days have elapsed since the last previous transfer from the FIA.

Except as noted previously, generally, there are no limitations on the number of transfers between Investment Accounts available under a Contract or the FIA. However, if AUL determines that transfers are being made on behalf of one or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted.

AUL reserves the right, at a future date, to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or Internet-based transfers.

In addition, in some Contracts, Owner-directed transfers from the FIA are subject to a Market Value Adjustment.

Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.

TRANSFER OF INTEREST OPTION

     Participants may elect to use interest earned in their Fixed Interest Account to purchase Accumulation Units in one or more Variable Accounts. Upon receipt at AUL's Home Office of properly executed written instructions to do so, AUL will, on the last business day of each month and monthly thereafter, use the interest earned in the Fixed Interest Account during that month to purchase Accumulation Units at the corresponding Accumulation Unit Value on each date that a purchase is made. To elect this Option, the Participant must have previously provided AUL with instructions specifying the Variable Investment Account or Accounts to be purchased and a percentage allocation among Investment Accounts if more than one Investment Account has been elected. If no such instructions are received by AUL, then the Participant's prior investment allocation instructions will be used by AUL to allocate purchases under this Option.

     To participate in this Option, a Participant's Fixed Interest Account Value must be greater than $10,000 and the Participant's Account must have been in existence for a period of at least one year. Amounts transferred out of the Fixed Interest Account under this Option will be considered a part of the 20% maximum amount that can be transferred from the Fixed Interest Account to a Variable Account during any given Contract Year.

CONTRACT CHARGES


     The withdrawal charge will be the same for amounts withdrawn from a Participant's Fixed Interest Account Value as for amounts withdrawn from a Participant's Variable Account Value. In addition, the administrative charge will be the same whether or not a Participant's Account Value is allocated to the Variable Account or the Fixed Interest Account. The Asset Charge will not be assessed against the Fixed Interest Account, and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the Fixed Interest Account. In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Participants to the extent the Account Value is allocated to the Fixed Interest Account; however, such Participants will not participate in the investment experience of the Variable Account. See "Charges and Deductions."


     An investment liquidation charge or Market Value Adjustment, depending on the Contract, may be imposed upon termination by an Owner of a Contract and upon certain withdrawals in certain Contracts. See "Termination by the Owner" and "The Fixed Interest Account."

PAYMENTS FROM THE FIXED INTEREST ACCOUNT

Withdrawals and transfers from the Fixed Interest Account and payment of a death benefit based upon a Participant's Fixed Interest Account Value may be delayed for up to six months after a written request in proper form is received by AUL at its Home Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Participant's Fixed Interest Account Value. For information on payment upon termination by the Owner of a Contract acquired in connection with an Employee Benefit Plan, an Employer Sponsored 403(b) Program, or a 409A or 457 Program, see "Termination by the Owner."

LOANS FROM THE FIXED INTEREST ACCOUNT

     A Participant under a 403(b) Program, other than an Employer Sponsored 403(b) Program, who has a Participant Account Value in the Fixed Interest Account may borrow money from AUL using his or her Fixed Interest Account Value as the only security for the loan by submitting a proper written request to AUL's Home Office. A loan may be taken any time prior to the Annuity Commencement Date. The minimum loan that can be taken at any time is $2,000, unless a lower minimum loan amount is specified by state law or Department of Labor regulations. The maximum amount that can be borrowed at any time is an amount which, when combined with the largest loan balance during the prior 12 months, does not exceed the lesser of (1) 50% of the Participant's Withdrawal Value in the Fixed Interest Account, or (2) $50,000. The Participant's Withdrawal Value in the Fixed Interest Account, which must be at least twice the amount of the outstanding loan balance, shall serve as security for the loan, and shall continue to earn interest as described under "Interest." Payment by AUL of the loan amount may be delayed for up to six months. If a Participant has more than one Participant Account invested in the Fixed Interest Account, then the account in which funds are to be held as security for the loan must be specified, and any loan restrictions shall be effective at an Account level.

     Interest will be charged for the loan, and will accrue on the loan balance from the effective date of any loan. The interest rate will be declared by AUL at the beginning of each calendar quarter, or, with respect to Contracts or Participants in some states, annually. The interest charged will be determined under a procedure specified in the loan provision of the Contract; the interest rate generally follows the Moody's Corporate Bond Yield Average-Monthly Average Corporates as published by Moody's Investors Service. However, no change from a previously established rate will be made in an amount less than .50% in any periodic adjustment. The Contract should be consulted for more information. The loan balance shall also be subject to a loan expense charge equal to 2% of each loan repayment unless such a charge is prohibited by state law.

     Loans to Participants must be repaid within a term of five years, unless the Participant certifies to AUL that the loan is to be used to acquire a principal residence for the Participant, in which case the term may be longer. Loan repayments must be made at least quarterly. Upon receipt of a repayment, AUL will deduct the 2% expense charge from the repayment and will apply the balance first to any accrued interest and then to the outstanding loan principal.


     If a loan either remains unpaid at the end of its term, or if at any time during the Accumulation Period, 102% of the total of all the Participant's loan balances equals the Participant's Withdrawal Value allocated to the Fixed
Interest Account, then AUL will deduct these loan balances, as well as an expense charge equal to 2% of the outstanding loan balances, from the Participant's Fixed Interest Account Value to the extent permitted by law. If a Participant has outstanding loans, then withdrawals or transfers to the Variable Account will be permitted only to the extent that the remaining Participant's Withdrawal Value in the Fixed Interest Account equals or exceeds twice the total of any outstanding loans under the Contract. All loan balances plus the 2% expense charge must be paid or satisfied in full before any amount based upon a Participant's Fixed Interest Account Value is paid as a withdrawal, as a death benefit, upon annuitization, or other permitted distribution.


     The restrictions or limitations stated above may be modified, or new restrictions and limitations added, to the extent necessary to comply with
Section 72(p) of the Internal Revenue Code or its regulations, under which a loan will not be treated as a distribution under a 403(b) Program, or other applicable law as determined by AUL. It should be noted that the Internal Revenue Service has issued regulations which cause the outstanding balance of a loan to be treated as a taxable distribution if the loan is not repaid in a timely manner.

                              MORE ABOUT THE CONTRACTS

DESIGNATION AND CHANGE OF BENEFICIARY

     The Beneficiary designation will remain in effect until changed. Payment of benefits to any Beneficiary are subject to the specified Beneficiary surviving the Participant. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Participant prior to the Annuity Commencement Date, the Participant's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Commencement Date, upon the death of the Annuitant, the Annuitant's estate is the Beneficiary.

     Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Participant is living by filing with AUL a written beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at its Home Office. When it is so received, the change or revocation will be effective as of the date on which the beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.

     Reference should be made to the terms of the particular Plan and any applicable law for any restrictions on the beneficiary designation. For instance, under an Employee Benefit Plan or Employer Sponsored 403(b) Program, the Beneficiary (or contingent Annuitant) must be the Participant's spouse if the Participant is married, unless the spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the spouse.

ASSIGNABILITY


     In some Contracts, no benefit or privilege under a Contract may be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person or entity other than AUL.



PROOF OF AGE AND SURVIVAL

     AUL may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS

     If the age of an Annuitant or contingent Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Participant's Account Value would have provided for the correct age.



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

TERMINATION OF RECORDKEEPING SERVICES

     AUL generally provides Plan recordkeeping services when all of a Plan's funds are held under a Contract. AUL reserves the right to terminate an administrative services agreement for a Plan or a Contract if the Owner elects to allocate Plan assets to investments other than an AUL Contract, or if in AUL's judgment, the Plan's recordkeeping practices impose an administrative or financial burden on AUL. If AUL ceases to provide Plan recordkeeping for any reason, any administrative services agreement between the Owner and AUL regarding the Owner's Plan, then AUL's responsibilities under such administrative services agreement will automatically cease. Likewise, if an administrative services agreement is terminated by AUL for any reason, individual Participant Accounts will not continue to be maintained under the Contract.

                              FEDERAL TAX MATTERS

INTRODUCTION

The Contracts described in this Prospectus are designed for use by Employer, association, and other group retirement plans under the provisions of Sections 401, 403, 408, 408A, 409A and 457 of the Internal Revenue Code ("Code"). The
ultimate effect of federal income taxes on values under a Contract, the Participant's Account, on annuity payments, and on the economic benefits to the Owner, the Participant, the Annuitant, and the Beneficiary or other payee may depend upon the type of Plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the particular circumstances of the Plan or individual involved, any person contemplating the purchase of a Contract, or becoming a Participant under a Contract, or receiving annuity payments under a Contract should consult a qualified tax advisor.

AUL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR PARTICIPANT'S ACCOUNT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

TAX STATUS OF THE COMPANY AND THE VARIABLE ACCOUNT

     AUL is taxed as a life insurance company under Part I, Subchapter L of the Code. Because the Variable Account is not taxed as a separate entity and its operations form a part of AUL, AUL will be responsible for any federal income taxes that become payable with respect to the income of the Variable Account. However, each Investment Account will bear its allocable share of such liabilities. Under current law, no item of dividend income, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

     Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated investment company" under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. Were such a Fund not to so qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

     Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55% of the total assets of a Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers.

TAX TREATMENT OF RETIREMENT PROGRAMS

     The Contracts described in this Prospectus are offered for use with several types of retirement programs as described in "The Contracts." The tax rules applicable to Participants in such retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of retirement programs. Participants under such programs, as well as Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

     Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or Employer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Commencement Date.

     The amounts that may be contributed to the Plans are subject to limitations that may vary depending on the type of Plan. In addition, early distributions from most Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Plan to be disqualified. Furthermore, distributions from most Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Participant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Participants and their Beneficiaries.

     Below are brief descriptions of various types of retirement programs and the use of the Contracts in connection therewith.

EMPLOYEE BENEFIT PLANS

     Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

     If a Participant under an Employee Benefit Plan receives a lump-sum distribution, the portion of the distribution equal to any contribution that was taxable to the Participant in the year when paid is received tax free. The balance of the distribution will be treated as ordinary income. Special ten-year averaging and a capital-gains election may be available to a Participant who reached age 50 before 1986.

     Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to contributions that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant's investment. The portion so excluded is determined at the time the payments commence by dividing the Participant's investment in the Contract by the expected return. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant's investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Participant made no contributions that were taxable to the Participant in the year made, there would be no portion excludable.

403(b) PROGRAMS

     Code Section 403(b) permits public school systems and certain types of charitable, educational, and scientific organizations specified in Code Section 501(c)(3) to purchase annuity contracts on behalf of their employees, and, subject to certain limitations, allows employees of those organizations to exclude the amount of contributions from gross income for federal income tax purposes.


     If a Participant under a 403(b) Program makes a withdrawal, the Participant will realize income taxable at ordinary tax rates on the full amount received. See "Constraints on Withdrawal - 403(b) Programs." Since, under a 403(b) Program, contributions generally are excludable from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when annuity payments commence.


408 and 408A PROGRAMS

     1. Individual Retirement Annuities

Code Sections 219 and 408 permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plans, a Simple IRA plan and a traditional Individual Retirement Annuity/Account ("IRA"). These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRA's may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.

     If a Participant under a 408 Program makes a withdrawal from the Participant's Account, the Participant generally will realize income taxable at ordinary tax rates on the full amount received. Since, under a 408 Program, contributions generally are deductible from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when annuity payments commence.

  2. Roth IRA


     A Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. A Roth IRA allows an individual to contribute non-deductible contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed certain limits. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.


409A and 457 PROGRAMS

Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code (excluding churches) to defer a portion of their compensation without paying current taxes in either a 457(b) eligible plan or a 457(f) ineligible plan.

If the Employer sponsoring a 457(b) Program requests and receives a withdrawal for an eligible employee in connection with the Program, then the amount received by the employee will be taxed as ordinary income. Since, under a 457(b) Program, contributions are excludable from the taxable income of the employee, the full amount received will be taxable as ordinary income when annuity payments commence or other distribution is made (governmental) or when paid or made available (non-governmental).

In a 457(f) ineligible plan, contributions to the Plan are includible in the employee's gross income when these amounts are no longer subject to substantial risk of forfeiture (i.e., no longer conditioned upon future performance of substantial services).

The nonqualified deferred compensation plan of any employer who is not eligible to establish a 457 plan - and any 457(f) plan - are subject to Section 409A of the Code. A Section 409A Plan may allow an employee to defer a portion of his compensation without paying current taxes. Such deferrals are taxable when they are no longer subject to a substantial risk of forfeiture.

TAX PENALTY

Any distribution made to a Participant from an Employee Benefit Plan, 403(b) Program or a 408 Program other than on account of one or more of the following events will be subject to a 10% penalty tax on the amount distributed:

   (a) the Participant has attained age 59 1/2;
   (b) the Participant has died; or
   (c) the Participant is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10% penalty tax on the amount distributed to a Participant after separation from service after attainment of age 55. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to a penalty tax. Certain amounts paid for medical care also may not be subject to a penalty tax.


     Any permitted distribution from a Participant Account under a 403(b) Program will be subject to a 10% excise tax unless the Participant satisfies one of the exemptions listed above for Employee Benefit Plans. See "Constraints on Withdrawals - 403(b) Programs."


WITHHOLDING

     Distributions from an Employee Benefit Plan under Code Section 401(a) or a 403(b) Program to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump-sum settlement or periodic annuity payments for a fixed period of fewer than 10 years, are subject to mandatory federal income tax withholding of 20% of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another eligible retirement program. The taxable amount is the amount of the distribution, less the amount allocable to after-tax contributions.

     All other types of distributions from Employee Benefit Plans and 403(b) Programs, and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20% withholding) pursuant to the recipient's withholding certificate. If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10% rate.

     Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.


                                OTHER INFORMATION

VOTING OF SHARES OF THE FUNDS

     AUL is the legal owner of the shares of the Portfolios of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the 1940 Act.

     AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

     The person having the voting interest under a Contract is the Owner or the Participant, depending on the type of Plan. Generally, a Participant will have a voting interest under a Contract to the extent of the Vested portion of his or her Account Value. AUL shall send to each Owner or Participant a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Funds' shares. In the case of a Contract acquired in connection with an Employee Benefit Plan or an Employer Sponsored 403(b) Program, AUL may furnish the Owner with sufficient Fund proxy materials and voting instruction forms for all Participants under a Contract with any voting interest.

     Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Funds, the number of Fund shares of a particular Portfolio as to which voting instructions may be given to AUL is determined by dividing the value of all of the Accumulation Units of the corresponding Investment Account attributable to a Contract or a Participant's Account on a particular date by the net asset value per share of that Portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.


     Voting rights attributable to the Contracts or Participant Accounts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts and Participant Accounts participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers its shares to any insurance company separate account that funds variable life insurance contracts or if otherwise required by applicable law, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts and Participant Accounts participating in the Investment Account.

     Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.

SUBSTITUTION OF INVESTMENTS

     AUL reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Variable Account or any Investment Account or that the Variable Account or any Investment Account may purchase. If shares of any or all of the Portfolios of a Fund should become unavailable for investment, or if, in the judgment of AUL's management, further investment in shares of any or all Portfolios of a Fund should become inappropriate in view of the purposes of the Contracts, AUL may substitute shares of another Portfolio of a Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contracts. AUL may also purchase, through the Variable Account, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners or as permitted by federal law.

     Where required under applicable law, AUL will not substitute any shares attributable to an Owner's interest in an Investment Account or the Variable Account without notice, Owner or Participant approval, or prior approval of the SEC or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.

     AUL also reserves the right to establish additional Investment Accounts of the Variable Account that would invest in a new Portfolio of a Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. New Investment Accounts may be established in the sole discretion of AUL, and any new Investment Account will be made available to existing Owners on a basis to be determined by AUL. Not all Investment Accounts may be available under a particular Contract. AUL may also eliminate or combine one or more Investment Accounts or cease permitting new allocations to an Investment Account if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     Subject to any required regulatory approvals, AUL reserves the right to transfer assets of any Investment Account of the Variable Account to another separate account or Investment Account.

     In the event of any such substitution or change, AUL may, by appropriate endorsement, make such changes in these and other Contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by AUL to be in the best interests of persons having voting rights under the Contracts, the Variable Account may be operated as a management investment company under the 1940 Act or any other form permitted by law, it may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one or more Investment Accounts and may establish a committee, board, or other group to manage one or more aspects of the operation of the Variable Account.


REDEMPTION FEES

     Some Funds may charge a redemption fee for short-term trading in their Fund. AUL will assess any applicable fee against the Account Value and forward the fee on to the Fund company. Please consult the Fund prospectus to determine whether redemption fees apply to the Fund and for details regarding the fee.



CHANGES TO COMPLY WITH LAW AND AMENDMENTS

     AUL reserves the right, without the consent of Owners or Participants, to make any change to the provisions of the Contracts to comply with, or to give Owners or Participants the benefit of, any federal or state statute, rule, or regulation, including, but not limited to, requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

     AUL reserves the right to make certain changes in the Contracts. Depending on the Contract, AUL has the right at any time to change the Guaranteed Rate of interest credited to amounts allocated to the Fixed Interest Account for any Participant Accounts established on or after the effective date of the change, although once a Participant's Account is established, the Guaranteed Rate may not be changed for the duration of the Account.

     Depending on the Contract, after the fifth anniversary of a Contract, AUL has the right to change any annuity tables included in the Contract, but any such change shall apply only to Participant Accounts established on or after the effective date of such a change. AUL also has the right to change the withdrawal charge and, within the limits described under "Guarantee of Certain Charges," the administrative charge.

RESERVATION OF RIGHTS

     AUL reserves the right to refuse to accept new contributions under a Contract and to refuse to accept new Participants under a Contract.

PERIODIC REPORTS

     AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the Contract or to the Participant's Account, as the case may be. AUL will also send statements reflecting transactions in a Participant's

Account as required by applicable law. In addition, every person having voting rights will receive such reports or Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.

LEGAL PROCEEDINGS

     There are no legal proceedings pending to which the Variable Account is a party, or which would materially affect the Variable Account.

LEGAL MATTERS

     Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the Contracts under Indiana law, and the validity of the forms of the Contracts under Indiana law have been passed upon by John C. Swhear, Assistant General Counsel of AUL.

     Legal matters relating to the federal securities and federal income tax laws have been passed upon by Dechert LLP, Washington, D.C.




                       STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY...........................................    3
DISTRIBUTION OF CONTRACTS.................................................    3
CUSTODY OF ASSETS.........................................................    3
LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS...............................    3
  403(b) Programs.........................................................    3
  408 and 408A Programs...................................................    4
  457(b)Programs..........................................................    4
  Employee Benefit Plans..................................................    4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.............................    4
FINANCIAL STATEMENTS......................................................    5

A Statement of Additional Information may be obtained by calling or writing AUL at the telephone number and address set forth in the front of this Prospectus.

================================================================================



          No dealer, salesman or any other person is authorized by the AUL American Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.


          AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Unit Trust, AUL and its variable annuities, please reference the Registration statement and the exhibits filed with it or incorporated into it. All contracts referred to in this prospectus are also included in that filing.


          The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.


================================================================================



                             AUL AMERICAN UNIT TRUST

                        Group Variable Annuity Contracts
                                     Sold By

                                 AMERICAN UNITED
                            LIFE INSURANCE COMPANY(R)


                               One American Square
                           Indianapolis, Indiana 46282


                                   PROSPECTUS



                             Dated: December 8, 2006




================================================================================

                       STATEMENT OF ADDITIONAL INFORMATION



                                December 8, 2006



                             AUL American Unit Trust
                        Group Variable Annuity Contracts

                                   Offered By


                    American United Life Insurance Company(R)
                               One American Square
                           Indianapolis, Indiana 46282


                                 (800) 249-6269




                   Annuity Service Office Mail Address:
                 P.O. Box 6148, Indianapolis, Indiana 46206-6148



         This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL American Unit Trust, dated December 8, 2006.


         A Prospectus is available without charge by calling or writing to American United Life Insurance Company(R) at the telephone number or address shown above or by mailing the Business Reply Mail card included in this Statement of Additional Information.

                                TABLE OF CONTENTS


Description                                                                Page
GENERAL INFORMATION AND HISTORY...........................................    3
DISTRIBUTION OF CONTRACTS.................................................    3
CUSTODY OF ASSETS.........................................................    3
LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS...............................    3
  403(b) Programs.........................................................    3
  408 and 408A Programs...................................................    4
  457 Programs............................................................    4
  Employee Benefit Plans..................................................    4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.............................    4
FINANCIAL STATEMENTS......................................................    4

                         GENERAL INFORMATION AND HISTORY

     For a general description of AUL and AUL American Unit Trust (the "Variable Account"), see the section entitled "Information about AUL, The Variable Account, and The Funds" in the Prospectus.

                            DISTRIBUTION OF CONTRACTS

     OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the "Contracts") described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

     AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and members of the National Association of Securities Dealers, Inc.

     OneAmerica Securities, Inc. serves as the Principal Underwriter without compensation from the Variable Account.

                                CUSTODY OF ASSETS

     The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of Funds offered hereunder.


                   LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS

403(b) PROGRAMS


     Contributions to a 403(b) Program are excludable from a Participant's gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Participant's salary reduction contributions to a 403(b) Program to to $14,000 a year for 2005 and $15,000 for 2006. The limit may be reduced by salary reduction contributions to another type of retirement plan. A Participant with at least 15 years of service for a "qualified organization" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years.



     Section 415(c) also provides an overall limit on the amount of Employer and Participant's salary reduction contributions to a Section 403(b) Program that will be excludable from an employee's gross income in a given year. The Section 415(c) limit is the lesser of (a) $40,000, or (b) 100% of the Participant's annual compensation. This limit will be reduced if a Participant also participates in an Employee Benefit Plan maintained by a business that he or she controls.

     The limits described above do not apply to amounts "rolled over" from another eligible retirement program. A Participant who receives an "eligible rollover distribution" will be permitted either to roll over such amount to another eligible retirement program or an IRA within 60 days of receipt or to make a direct rollover to another eligible retirement program or an IRA without recognition of income. An "eligible rollover distribution" means any distribution to a Participant of all or any taxable portion of the balance to his credit under an eligible retirement program, other than a required minimum distribution to a Participant who has reached age 70 1/2 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life or life expectancy of the Participant or his beneficiary or (2) over a specified period of 10 years or more. Provisions of the Internal Revenue Code require that 20% of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 AND 408A PROGRAMS


     Contributions to the individual retirement annuity/account of a Participant under a 408 or 408A Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on contributions to individual retirement accounts under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions to an individual retirement annuity/account are limited to the lesser of of $4,000 per year (for the years 2005 through 2007; $5,000 per year for the year 2008 and thereafter) or the Participant's annual compensation. In the case of a participant who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year increases by $500 for 2005 and $1,000 for 2006 and thereafter. If a married couple files a joint return, each spouse may, in a great majority of cases, make contributions to his or her IRA up to the $4,000 limit (for 2005 through 2007; $5,000 for 2008 and thereafter). The extent to which a Participant may deduct contributions to this type of 408 Program depends on his or her spouse's gross income for the year and whether either participate in another employer-sponsored retirement plan.


     Withdrawals   from  Roth   IRAs  may  be  made   tax-free   under   certain
circumstances. Please consult your tax advisor for more details.


     Contributions to a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Employer contributions and Participant salary reduction contributions (if permitted) to a simplified employee pension plan to the lesser of (a) 15% of the Participant's compensation, or (b) $40,000. Salary reduction contributions, if any, are subject to additional annual limits.

457 PROGRAMS

     Deferrals by a  Participant  to a 457 Program  generally  are limited under
Section 457(b) of the Internal Revenue Code to the lesser of (a) $14,000 for 2005 and $15,000 for 2006, or (b) 100% of the Participant's includable compensation. If the Participant participates in more than one 457 Program, this limit applies to contributions to all such programs. The Section 457(b) limit is increased during the last three years ending before the Participant reaches his normal retirement age under the 457 Program.


EMPLOYEE BENEFIT PLANS

     The applicable annual limits on contributions to an Employee Benefit Plan depend upon the type of plan. Total contributions on behalf of a Participant to all defined contribution plans maintained by an Employer are limited under
Section 415(c) of the Internal Revenue Code to the lesser of (a) $40,000, or (b) 100% of a Participant's annual compensation. Salary reduction contributions to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits. Contributions to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participants will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer's defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and (c) of the Internal Revenue Code are further reduced for a Participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated balance sheets for OneAmerica Financial Partners, Inc. at December 31, 2005 and 2004 and the related combined statements of operations, changes in shareholder's equity and comprehensive income and statements of cash flows for the years then ended, appearing herein have been audited by
PricewaterhouseCoopers LLP, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. The statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights for the AUL American Unit Trust at December 31, 2005 appearing herein have been audited by PricewaterhouseCoopers LLP, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                     FINANCIAL STATEMENTS OF THE REGISTRANT

     The financial statements of the AUL American Unit Trust as of December 31, 2005 are included in this Statement of Additional Information.

A Message
From
The President & Chief Executive Officer of
American United Life Insurance Company(R)

To Participants in AUL American Unit Trust

As we move into a new year, I would like to take a few moments to reflect on events that impacted the marketplace during 2005. The economy continued to expand at a healthy pace while longer-term interest rates remained at historically low levels and corporate earnings continued to advance. There was also the possibility that the Federal Reserve would end its monetary tightening during 2006.

Despite this backdrop of generally supportive economic news, investors faced many difficulties last year. The United States experienced the most devastating hurricane season in history which pushed oil prices up to $70 per barrel. The Federal Reserve continued to raise short-term interest rates, which increased borrowing costs for consumers and businesses alike. And the international outlook remained unsettled.

Given this environment, it is not surprising that equity returns were lackluster last year. The Dow Jones Industrial Average ended the year with a 1.7 percent total return. The broader market, as measured by the S&P 500, performed slightly better, posting a 4.9 percent return for the twelve months. Near the end of the year, it seemed that the equity market might experience a rally. But this upward momentum was short lived as investors began to focus on the implications of an inverted yield curve.

Bonds were not the favored asset class heading into 2005. The Lehman Aggregate provided a meager 2.4 percent calendar return which was paltry compared to the federal funds rate of 4.25 percent in December and the returns of less risky money market investments.

The  outlook  for  2006  remains  challenging.  However,  major  equity  indices exhibited strong upward momentum during the beginning of January. This performance improvement represented a welcomed change after the downbeat finish of 2005. The bond market is expected to provide modest returns in 2006 given expectations of a less aggressive Federal Reserve.

Thank you for your continued investment and confidence in American United Life Insurance Company.

                                          /s/Dayton Melondorp,CLU
                                          President & Chief Executive Officer of
                                          American United Life Insurance Company
Indianapolis, Indiana
February 28, 2006

Report of Independent Registered Public Accounting Firm

The Contract Owners of
AUL American Unit Trust and
Board of Directors of
American United Life Insurance Company(R)



In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AUL American Unit Trust (the "Trust") at December 31, 2005, and the results of its operations, changes in its net assets, and the financial highlights (hereafter referred to as "financial statements") for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the mutual funds, provide a reasonable basis for our opinion.




/S/ PricewaterhouseCoopers LLP

Indianapolis, Indiana
February 28, 2006


                             AUL American Unit Trust
                            STATEMENTS OF NET ASSETS
                                December 31, 2005

                                                                                 OneAmerica(R) Funds
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                                                                Investment                       Asset Director
                                            Value (1) (2)     Money Market      Grade Bond     Asset Director(2)     (Advisor)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                       $   100,531,876    $   30,077,010    $   29,501,041    $   63,869,008    $    1,097,713
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net assets                                 $   100,531,876    $   30,077,010    $   29,501,041    $   63,869,008    $    1,097,713
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                 $    95,483,744    $   30,077,010    $   29,501,041    $   63,746,532    $    1,097,713
Units outstanding                               17,500,653        20,497,268        12,343,459        15,641,018           726,297
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $          5.46    $         1.47    $         2.39    $         4.08    $         1.51
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Class S
Net assets                                 $     5,048,132    $            -    $            -    $      122,476    $            -
Units outstanding                                  159,807                 -                 -            74,923                 -
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $         31.59    $            -    $            -    $         1.63    $            -
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================


                                                  OneAmerica(R) Funds                                 Fidelity
                                          ----------------------------------- ----------------------------------------------------
                                          ----------------------------------- ----------------------------------------------------
                                          Investment Grade        Value           Money Market        VIP              VIP
                                             Bond (Advisor)     (Advisor)         (Advisor)        High Income        Growth
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                       $       467,002    $      986,868    $      393,496    $   23,355,062    $  133,176,326
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------  ----------------
Net assets                                 $       467,002    $      986,868    $      393,496    $   23,355,062    $  133,176,326
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                 $       467,002    $      986,868    $      393,496    $   23,355,062    $  133,176,326
Units outstanding                                  444,127           567,709           394,611        14,635,686        49,590,284
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $          1.05    $         1.74    $         1.00    $         1.60    $         2.69
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Class S
Net assets                                 $             -    $            -    $            -    $            -    $            -
Units outstanding                                        -                 -                 -                 -                 -
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $             -    $            -    $            -    $            -    $            -
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================


(1) (2) See Note 1, Reorganizations, Accummulation Unit Classes

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                December 31, 2005


                                                                                 Fidelity
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                                               VIP Asset        VIP Equity-                           Advisor
                                             VIP Overseas        Manager          Income      VIP Contrafund(R) Diversified Int'l
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                       $    34,746,716    $   97,667,678    $   28,495,386    $  107,861,536    $      475,532
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net assets                                 $    34,746,716    $   97,667,678    $   28,495,386    $  107,861,536    $      475,532
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                 $    34,746,716    $   97,667,678    $   28,495,386    $  107,861,536    $      475,532
Units outstanding                               15,890,022        47,580,876        11,535,651        30,816,784           243,824
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $          2.19    $         2.05    $         2.47    $         3.50    $         1.95
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Class S
Net assets                                 $             -    $            -    $            -    $            -    $            -
Units outstanding                                        -                 -                 -                 -                 -
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $             -    $            -    $            -    $            -    $            -
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================


                                                                                 Fidelity
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                           Advisor Dividend    Advisor Equity    Advisor Growth
                                                 Growth            Income        Opportunities  Advisor Mid Cap   Advisor Overseas
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                       $       356,618    $      211,915    $       51,727    $      322,566    $       47,510
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net assets                                 $       356,618    $      211,915    $       51,727    $      322,566    $       47,510
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                 $       356,618    $      211,915    $       51,727    $      322,566    $       47,510
Units outstanding                                  281,087           142,901            43,832           188,332            35,351
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $          1.27    $         1.48    $         1.18    $         1.71    $         1.34
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Class S
Net assets                                 $             -    $            -    $            -    $            -    $            -
Units outstanding                                        -                 -                 -                 -                 -
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $             -    $            -    $            -    $           -     $            -
                                          ================= ================= ================ =================  =================
                                          ================= ================= ================ =================  =================

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                December 31, 2005

                                                                                 Fidelity
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                            Advisor Small    Advisor Equity      Advisor Int'l     Advisor New     Advisor Freedom
                                                 Cap             Growth      Captial Appreciation   Insights             2025
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                       $     1,720,245    $        1,856    $        1,606    $       35,264    $       21,970
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net assets                                 $     1,720,245    $        1,856    $        1,606    $       35,264    $       21,970
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                 $     1,720,245    $        1,856    $        1,606    $       35,264    $       21,970
Units outstanding                                  951,945             1,663             1,204            30,002            20,815
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $          1.81    $         1.12    $         1.33    $         1.18    $         1.06
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Class S
Net assets                                 $             -    $            -    $           -     $           -     $            -
Units outstanding                                        -                 -                -                 -                  -
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $             -    $            -    $           -     $           -     $            -
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================


                                                                         Fidelity
                                          ----------------------------------------------------------------------
                                          ----------------------------------------------------------------------
                                           Advisor Freedom     Advisor Freedom   Advisor Freedom  Advisor Freedom
                                                2035                2010              2020            2030
                                          ----------------- ----------------- ---------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------
Assets:
Investments at value                       $        19,840    $       20,995    $       41,791    $       23,983
                                          ----------------- ----------------- ---------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------
Net assets                                 $        19,840    $       20,995    $       41,791    $       23,983
                                          ================= ================= ================ =================
                                          ================= ================= ================ =================

Net asset value per accumulation unit:
Class O
Net assets                                 $        19,840    $        20,995   $       41,791    $       23,983
Units outstanding                                   18,695             20,259           39,697            22,605
                                          ----------------- ----------------- ---------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------
Accumulation unit value                    $          1.06    $          1.04   $         1.05    $         1.06
                                          ================= ================= ================ =================
                                          ================= ================= ================ =================

Class S
Net assets                                 $             -    $            -    $            -    $            -
Units outstanding                                        -                 -                 -    $            -
                                          ----------------- ----------------- ---------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------
Accumulation unit value                    $             -    $            -    $            -    $            -
                                          ================= ================= ================ =================
                                          ================= ================= ================ =================


    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                December 31, 2005

                                                     Fidelity                              State Street
                                          ----------------------------------- -----------------------------------
                                          ----------------------------------- -----------------------------------
                                         Advisor Freedom     Advisor Freedom                    Equity 500 Index
                                                2040                2015      Equity 500 Index     Class R
                                          ----------------- ----------------- ---------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------
Assets:
Investments at value                       $        17,990    $       98,382    $  195,777,418    $      104,219
                                          ----------------- ----------------- ---------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------
Net assets                                 $        17,990    $       98,382    $  195,777,418    $      104,219
                                          ================= ================= ================ =================
                                          ================= ================= ================ =================

Net asset value per accumulation unit:
Class O
Net assets                                 $        17,990    $       98,382    $  195,777,418    $      104,219
Units outstanding                                   16,925            93,903        66,509,154           100,014
                                          ----------------- ----------------- ---------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------
Accumulation unit value                    $          1.06    $         1.05    $         2.94    $         1.04
                                          ================= ================= ================ =================
                                          ================= ================= ================ =================

Class S
Net assets                                 $             -    $            -    $            -    $            -
Units outstanding                                        -                 -                 -    $            -
                                          ----------------- ----------------- ---------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------
Accumulation unit value                    $             -    $            -    $            -    $            -
                                          ================= ================= ================ =================
                                          ================= ================= ================ =================


                                                                                 American Century
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                            VP Capital                                                            International
                                           Appreciation      Equity Income    Small Cap Value  Income & Growth        Growth
                                          ----------------- ----------------  ---------------- ----------------- -----------------
                                          ----------------- ----------------  ---------------- ----------------- -----------------
Assets:
Investments at value                       $    10,947,454    $    3,153,680    $    7,056,968    $      283,768    $    1,014,524
                                          ----------------- ----------------  ---------------- ----------------- -----------------
                                          ----------------- ----------------  ---------------- ----------------- -----------------
Net assets                                 $    10,947,454    $    3,153,680    $    7,056,968    $      283,768    $    1,014,524
                                          ================= ================  ================ ================= =================
                                          ================= ================  ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                 $    10,947,454    $    3,153,680    $    7,056,968    $      283,768    $    1,014,524
Units outstanding                                6,566,358         2,170,834         3,772,575           256,142           481,271
                                          ----------------- ----------------  ---------------- ----------------- -----------------
                                          ----------------- ----------------  ---------------- ----------------- -----------------
Accumulation unit value                    $          1.67    $         1.45    $         1.87    $         1.11    $         2.11
                                          ================= ================  ================ ================= =================
                                          ================= ================  ================ ================= =================

Class S
Net assets                                 $             -    $           -     $           -     $           -     $            -
Units outstanding                                        -                -                 -                 -                  -
                                          ----------------- ----------------  ---------------- ----------------- -----------------
                                          ----------------- ----------------  ---------------- ----------------- -----------------
Accumulation unit value                    $             -    $           -     $           -     $           -     $            -
                                          ================= ================  ================ ================= =================
                                          ================= ================  ================ ================= =================



    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                December 31, 2005
                                                                                 American Century
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                                                              Strategic Alloc.   Strategic Alloc.  Strategic Alloc.
                                                 Ultra             Select       Agressive (2)    Conservative (2)    Moderate (2)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                       $       721,054    $       42,449    $    3,034,704    $    1,515,895    $    6,017,199
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net assets                                 $       721,054    $       42,449    $    3,034,704    $    1,515,895    $    6,017,199
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                 $       721,054    $       42,449    $    2,239,459    $      850,947    $    4,247,246
Units outstanding                                  309,375            20,250         1,753,672           728,536         3,412,427
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $          2.33    $         2.10    $         1.28    $         1.17    $         1.24
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Class S
Net assets                                 $             -    $            -    $      795,245    $      664,948    $    1,769,953
Units outstanding                                        -                 -           655,082           507,401         1,377,901


                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $             -    $            -    $         1.21    $         1.31    $         1.28
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================


                                                                                 American Century
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                                             Strategic Alloc.  Strategic Alloc. Strategic Alloc.
                                            Small Company       Agressive        Conservative       Moderate        Equity Growth
                                              (Advisor)         (Advisor)         (Advisor)        (Advisor)         (Advisor)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                       $       116,932    $      750,429    $      242,941    $    1,850,505    $      367,797
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net assets                                 $       116,932    $      750,429    $      242,941    $    1,850,505    $      367,797
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                 $       116,932    $      750,429    $      242,941    $    1,850,505    $      367,797
Units outstanding                                   57,584           509,829           197,157         1,347,923           302,561
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $          2.03    $         1.47    $         1.23    $         1.37    $         1.22
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Class S
Net assets                                 $             -    $            -    $            -    $            -    $            -
Units outstanding                          $             -    $            -    $            -    $            -    $            -
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $             -    $            -    $            -    $            -    $            -
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================


(2) See Note 1, Accummulation Unit Classes
    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                December 31, 2005
                                                                                 American Century
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                            Equity Income      Ginnie Mae                     Inflation Adjusted    Large Company
                                              (Advisor)         (Advisor)     Growth (Advisor)   Bond (Advisor)     Value (Advisor)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                       $       543,782    $      184,433    $      113,772    $     961,993     $      757,622
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net assets                                 $       543,782    $      184,433    $      113,772    $     961,993     $      757,622
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                 $       543,782    $      184,433    $      113,772    $     961,993     $      757,622
Units outstanding                                  392,670           177,276            95,130          896,882            510,254
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $          1.39    $         1.04    $         1.20    $        1.07     $         1.48
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Class S
Net assets                                 $             -    $            -    $            -    $            -    $            -
Units outstanding                          $             -    $            -    $            -    $            -    $            -
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $             -    $            -    $            -    $            -    $            -
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================


                                                                               American Century
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                                 New
                                           Opportunities II    Real Estate      Small Cap Value
                                              (Advisor)         (Advisor)         (Advisor)      Vista (Advisor)   Ultra (Advisor)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                       $        62,452    $      361,265    $      233,536    $      162,131    $      521,684
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net assets                                 $        62,452    $      361,265    $      233,536    $      162,131    $      521,684
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                 $        62,452    $      361,265    $      233,536    $      162,131    $      521,684
Units outstanding                                   51,638           191,151           131,828           134,549           394,020
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $          1.21    $         1.89    $         1.77    $         1.21    $         1.32
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Class S
Net assets                                 $             -    $            -    $            -    $            -    $            -
Units outstanding                          $             -    $            -    $            -    $            -    $            -
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $             -    $            -    $            -    $            -    $            -
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                December 31, 2005
                                                           Alger                                              Calvert
                                          ----------------------------------------------------   ----------------------------------
                                          ----------------------------------------------------   ----------------------------------
                                                                American          American       Social Mid-Cap
                                           American Growth      Balanced      Leveraged AllCap       Growth           Income
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                       $    89,548,882    $    5,144,331    $    2,598,323    $   12,360,123    $    5,637,401
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------  ----------------
Net assets                                 $    89,548,882    $    5,144,331    $    2,598,323    $   12,360,123    $    5,637,401
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                 $    89,548,882    $    5,144,331    $    2,598,323    $   12,360,123    $    5,637,401
Units outstanding                               35,493,177         5,309,729         4,587,833         5,906,245         4,664,735
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $          2.52    $         0.97    $         0.57    $         2.09    $         1.21
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Class S
Net assets                                 $             -    $            -    $            -    $            -    $            -
Units outstanding                                        -                 -                 -                 -                 -
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $             -    $            -    $            -    $            -    $            -
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================


                                                      Calvert                                       T. Rowe Price
                                          ---------------------------------  -----------------------------------------------------
                                          ---------------------------------  -----------------------------------------------------
                                          Social Investment  New Vision Small                                     Int'l Growth &
                                                Equity             Cap           Equity Income   European Stock      Income
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                       $       405,932    $      122,008    $   90,607,471    $      141,352    $    1,365,058
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------  ----------------
Net assets                                 $       405,932    $      122,008    $   90,607,471    $      141,352    $    1,365,058
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                 $       405,932    $      122,008    $   90,607,471    $      141,352    $    1,365,058
Units outstanding                                  359,921           124,291        32,074,795           111,311           705,104
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $          1.13    $         0.98    $         2.82    $         1.27    $         1.94
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Class S
Net assets                                 $             -    $            -    $            -    $            -    $            -
Units outstanding                                        -                 -                 -                 -                 -
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $             -    $            -    $            -    $            -    $            -
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                December 31, 2005
                                                                                  T. Rowe Price
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------

                                                             Equity Income R    Growth Stock    Mid-Cap Growth
                                            Mid-Cap Value         Class         Fund R Class       R Class       Blue Chip Growth
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                       $     1,209,488    $    1,335,987    $    4,830,590    $    1,421,495    $       39,496
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net assets                                 $     1,209,488    $    1,335,987    $    4,830,590    $    1,421,495    $       39,496
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                 $     1,209,488    $    1,335,987    $    4,830,590    $    1,421,495    $       39,496
Units outstanding                                  686,738           906,125         3,399,338           805,493            32,347
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $          1.76    $         1.47    $         1.42    $         1.76    $         1.22
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Class S
Net assets                                 $             -    $            -    $            -    $            -    $            -
Units outstanding                          $             -    $            -    $            -    $            -    $            -
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $             -    $            -    $            -    $            -    $            -
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================


                                            T. Rowe Price                                  Old Mutual
                                          -----------------   --------------------------------------------------------------------
                                          -----------------   --------------------------------------------------------------------
                                            International                        Technology &
                                                Stock            Growth II     Communications  Large Cap Value    Emerging Growth
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                       $           489    $    4,010,740    $    5,117,045    $      407,946    $          443
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------  ----------------
Net assets                                 $           489    $    4,010,740    $    5,117,045    $      407,946    $          443
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                 $           489    $    4,010,740    $    5,117,045    $      407,946    $          443
Units outstanding                                      339         3,765,269         5,741,050           449,026               647
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $          1.44    $         1.07    $         0.89    $         0.91    $         0.68
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Class S
Net assets                                 $             -    $            -    $            -    $            -    $            -
Units outstanding                                        -                 -                 -                 -                 -
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $             -    $            -    $            -    $            -    $            -
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================


    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                December 31, 2005

                                                                                 Janus
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                                                                                                   Advisor Risk-
                                             Worldwide                          Advisor Forty    Advisor Growth    Managed Large
                                              Growth          Flexible Income       Fund         & Inome Fund       Cap Growth
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                       $    45,286,976    $   17,009,736    $        4,715    $      202,714    $       33,450
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net assets                                 $    45,286,976    $   17,009,736    $        4,715    $      202,714    $       33,450
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                 $    45,286,976    $   17,009,736    $        4,715    $      202,714    $       33,450
Units outstanding                               30,895,367        10,936,764             4,181           180,358            26,577
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $          1.47    $         1.56    $         1.13    $         1.12    $         1.26
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Class S
Net assets                                 $             -    $            -    $            -    $            -    $            -
Units outstanding                          $             -    $            -    $            -    $            -    $            -
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $             -    $            -    $            -    $            -    $            -
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================


                                               Janus                                  Pioneer
                                          -----------------   --------------------------------------------------------------------
                                          -----------------   --------------------------------------------------------------------
                                            Advisor Small                          Growth                          Mid Cap Value
                                              Cap Value       Pioneer Fund      Opportunities   High Yield Fund         Fund
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                       $         3,442    $    6,577,766    $   25,304,525    $        1,954    $       72,635
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------  ----------------
Net assets                                 $         3,442    $    6,577,766    $   25,304,525    $        1,954    $       72,635
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                 $         3,442    $    6,577,766    $   25,304,525    $        1,954    $       72,635
Units outstanding                                    2,594         5,368,751        14,203,577             1,839            68,685
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $          1.33    $         1.23    $         1.78    $         1.06    $         1.06
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Class S
Net assets                                 $             -    $            -    $            -    $            -    $            -
Units outstanding                                        -                 -                 -                 -                 -
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $             -    $            -    $            -    $            -    $            -
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                December 31, 2005

                                                                                 AIM
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------

                                                                Financial       Global Health
                                              Dynamics          Services            Care        Technology(3)         Energy
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                       $       246,880    $      117,620    $      331,676    $      210,566    $      754,680
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net assets                                 $       246,880    $      117,620    $      331,676    $      210,566    $      754,680
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                 $       246,880    $      117,620    $      331,676    $      179,446    $      754,680
Units outstanding                                  104,346            99,628           287,496           261,489           368,789
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $          2.37    $         1.18    $         1.15    $         0.69    $         2.05
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Class S
Net assets                                 $             -    $            -    $            -    $       31,120    $            -
Units outstanding                          $             -    $            -    $            -    $      184,203    $            -
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $             -    $            -    $            -    $         0.17    $            -
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

                                                                                 AIM
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------

                                                               Mid Cap Core      Small Cap      Basic Value R
                                             Basic Value          Equity          Growth            Class         Energy Class A
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                       $       300,003    $      945,539    $       87,997    $       11,762    $       56,673
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net assets                                 $       300,003    $      945,539    $       87,997    $       11,762    $       56,673
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                 $       300,003    $      945,539    $       87,997    $       11,762    $       56,673
Units outstanding                                  261,303           748,926            72,139             9,269            23,062
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $          1.15    $         1.26    $         1.22    $         1.27    $         2.46
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Class S
Net assets                                 $             -    $            -    $            -    $            -    $            -
Units outstanding                                        -                 -                 -                 -                 -
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $             -    $            -    $            -    $            -    $            -
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================


(3) See Note 1, Reorganizations, Accumulastion Unit Classes
    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                December 31, 2005

                                                                                 AIM
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------

                                            Mid Cap Core       Small Cap      Techology Class  Financial Service  Global Equitiy
                                           Equity R Class    Growth R Class          A              Class A           Class A
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                       $       497,364    $       33,923    $       11,358    $        2,991    $      176,922
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net assets                                 $       497,364    $       33,923    $       11,358    $        2,991    $      176,922
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                 $       497,364    $       33,923    $       11,358    $        2,991    $      176,922
Units outstanding                                  391,507            28,170             7,904             2,129           121,156
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $          1.27    $         1.20    $         1.44    $         1.41    $         1.46
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================
Class S
Net assets                                 $             -    $            -    $            -    $            -    $            -
Units outstanding                                        -                 -                 -                 -                 -
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $             -    $            -    $            -    $            -    $            -
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================



                                                       Vanguard                          Ariel                          MFS(R)
                                          ----------------------------------  ---------------------------------  ------------------
                                          ----------------------------------  ---------------------------------  ------------------
                                                                                                   Ariel         International New
                                           Short-Term Bond       Explorer           Ariel      Appreciation            Discovery
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                       $       751,493    $    6,490,276    $    1,671,755    $    1,621,767    $    1,935,922
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net assets                                 $       751,493    $    6,490,276    $    1,671,755    $    1,621,767    $    1,935,922
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                 $       751,493    $    6,490,276    $    1,671,755    $    1,621,767    $    1,935,922
Units outstanding                                  489,769         2,243,478         1,297,362         1,338,481         1,076,469
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $          1.53    $         2.89    $         1.29    $         1.21    $         1.80
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Class S
Net assets                                 $             -    $            -    $            -    $            -    $            -
Units outstanding                                        -                 -                 -                 -                 -
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $             -    $            -    $            -    $            -    $            -
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                December 31, 2005

                                                        MFS(R)                                        Allianz
                                          ----------------------------------  ----------------------------------------------------
                                          ----------------------------------  ----------------------------------------------------

                                           Mid-Cap Growth    Strategic Value        Value       PEA Renaissance       PEA Value
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                       $        69,362    $      267,510    $      137,941    $    4,823,203    $      378,489
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net assets                                 $        69,362    $      267,510    $      137,941    $    4,823,203    $      378,489
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                 $        69,362    $      267,510    $      137,941    $    4,823,203    $      378,489
Units outstanding                                   62,270           232,125           111,238         3,997,575           305,559
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $          1.11    $         1.15    $         1.24    $         1.21    $         1.24
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Class S
Net assets                                 $             -    $            -    $            -    $            -    $            -
Units outstanding                                        -                 -                 -                 -                 -
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $             -    $            -    $            -    $            -    $            -
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================


                                                       Allianz                                       PIMCO
                                          ----------------------------------  ----------------------------------------------------
                                          ----------------------------------  ----------------------------------------------------
                                            NJF Small Cap     PEA Value R       CCM Captial                          High Yield R
                                            Value R Class        Class         Appreciation       High Yield            Class
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                       $     1,104,379    $      306,215    $      145,766    $     270,958     $      274,274
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net assets                                 $     1,104,379    $      306,215    $      145,766    $     270,958     $      274,274
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                 $     1,104,379    $      306,215    $      145,766    $     270,958     $      274,274
Units outstanding                                  754,647           229,125           114,696          203,927            234,537
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $          1.46    $         1.34    $         1.27    $        1.33     $         1.17
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Class S
Net assets                                 $             -    $            -    $            -    $            -    $            -
Units outstanding                                        -                 -                 -                 -                 -
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $             -    $            -    $            -    $            -    $            -
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================


    The accompanying notes are an integral part of the financial statements.

                                  AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                December 31, 2005

                                                       PIMCO                                    Nueberger Berman
                                          ----------------------------------  ----------------------------------------------------
                                          ----------------------------------  ----------------------------------------------------
                                            Total Return        Fasciano          Millenium        Partners
                                               R Class          (Advisor)         (Advisor)        (Advisor)       Focus (Advisor)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                       $     1,052,047    $      164,689    $         584     $      302,186    $          952
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net assets                                 $     1,052,047    $      164,689    $         584     $      302,186    $          952
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                 $     1,052,047    $      164,689    $         584     $      302,186    $          952
Units outstanding                                  998,132           133,264              497            256,671               865
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $          1.05    $         1.24    $        1.18     $         1.18    $         1.10
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Class S
Net assets                                 $             -    $            -    $            -    $            -    $            -
Units outstanding                                        -                 -                 -                 -                 -
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $             -    $            -    $            -    $            -    $            -
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================


                                                                                 Franklin Templeton
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                                                                                                   Small-Mid Cap
                                            Flex Cap Growth   Stragic Income       Foreign          Growth             Growth
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                       $       241,712    $      165,915    $     435,067     $    3,492,092    $        7,764
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net assets                                 $       241,712    $      165,915    $     435,067     $    3,492,092    $        7,764
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                 $       241,712    $      165,915    $     435,067     $    3,492,092    $        7,764
Units outstanding                                  187,889           144,184          311,886          2,545,865             6,061
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $          1.29    $         1.15     $        1.40    $         1.37    $         1.28
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Class S
Net assets                                 $             -    $            -    $            -    $            -    $            -
Units outstanding                                        -                 -                 -                 -                 -
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $             -    $            -    $            -    $            -    $            -
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================


    The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                December 31, 2005

                                                                                 Frank Russell
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                               Lifepoint         Lifepoint     Lifepoint Equity     Lifepoint        Lifepoint
                                               Agressive         Balanced         Agressive         Moderate        Conservative
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                       $       656,539    $    1,195,695    $     163,322     $      400,075    $      177,886
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net assets                                 $       656,539    $     1,195,695   $     163,322     $      400,075    $      177,886
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                 $       656,539    $    1,195,695    $     163,322     $      400,075    $      177,886
Units outstanding                                  532,194         1,007,366          127,242            359,112           168,264
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $          1.23    $         1.19    $        1.28     $         1.11    $         1.06
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Class S
Net assets                                 $             -    $            -    $            -    $            -    $            -
Units outstanding                                        -                 -                 -                 -                 -
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $             -    $            -    $            -    $            -    $            -
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================



                                                                    Frank Russell                                    Fifth Third
                                          -----------------------------------------------------------------------  ---------------
                                          -----------------------------------------------------------------------  ---------------
                                            Russell 2010     Russell 2020       Russell 2030     Russell 2040      Multi Cap Value
                                           Strategy Fund     Strategy Fund     Strategy Fund     Strategy Fund       (Advisor)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                       $       105,992    $       86,750    $       27,225    $        2,186    $        5,935
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------  ----------------
Net assets                                 $       105,992    $       86,750    $       27,225    $        2,186    $        5,935
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                 $       105,992    $       86,750    $       27,225    $        2,186    $        5,935
Units outstanding                                  102,187            82,986            25,849             2,065             5,091
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $          1.04    $         1.05    $         1.05    $         1.06    $         1.17
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Class S
Net assets                                 $             -    $            -    $            -    $            -    $            -
Units outstanding                                        -                 -                 -                 -                 -
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $             -    $            -    $            -    $            -    $            -
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================


    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                December 31, 2005

                                                      Fifth Third                                           Dreyfus
                                          ----------------------------------------------------   ----------------------------------
                                          ----------------------------------------------------   ----------------------------------
                                           Mid Cap Growth    Strategic Income    Technology     Premier New        Premier Third
                                             (Advisor)          (Advisor)         (Advisor)        Leader               Century
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                       $         2,849    $          632    $       49,303    $       66,129    $        2,165
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------  ----------------
Net assets                                 $         2,849    $          632    $       49,303    $       66,129    $        2,165
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                 $         2,849    $          632    $       49,303    $       66,129    $        2,165
Units outstanding                                    2,316               585            42,128            57,612             2,120
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $          1.23    $         1.08    $         1.17    $         1.15    $         1.02
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Class S
Net assets                                 $             -    $            -    $            -    $            -    $            -
Units outstanding                                        -                 -                 -                 -                 -
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $             -    $            -    $            -    $            -    $            -
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================



                                                       Dreyfus                                    Lord Abbett
                                          ----------------------------------  ----------------------------------------------------
                                          ----------------------------------  ----------------------------------------------------
                                               Premier
                                             Structered        Premier Small
                                               Midcap            Cap Value       Mid-Cap Value    Small-Cap Blend  Small-Cap Value
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                       $       107,410    $          257    $       2,371     $      311,042    $       74,917
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net assets                                 $       107,410    $          257    $       2,371     $      311,042    $       74,917
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                 $       107,410    $          257    $       2,371     $      311,042    $       74,917
Units outstanding                                   96,426               246            2,177            267,565            64,939
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $          1.11    $         1.04    $        1.09     $         1.16    $         1.15
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Class S
Net assets                                 $             -    $            -    $            -    $            -    $            -
Units outstanding                                        -                 -                 -                 -                 -
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $             -    $            -    $            -    $            -    $            -
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================


    The accompanying notes are an integral part of the financial statements.


                             AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                December 31, 2005

                                                      Thornburg                                    Oppenheimer
                                          ----------------------------------  ----------------------------------------------------
                                          ----------------------------------  ----------------------------------------------------
                                                                                                                   International
                                                              International      Developing      International     Small Company
                                             Core Growth          Value          Market Fund      Bond Fund            Fund
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                       $       389,387    $      917,466    $     321,244     $        3,260    $        3,972
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net assets                                 $       389,387    $      917,466    $     321,244     $        3,260    $        3,972
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                 $       389,387    $      917,466    $     321,244     $        3,260    $        3,972
Units outstanding                                  316,462           754,674          235,406              3,034             3,097
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $          1.23    $         1.22    $        1.36     $         1.08    $         1.28
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Class S
Net assets                                 $             -    $            -    $            -    $            -    $            -
Units outstanding                                        -                 -                 -                 -                 -
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $             -    $            -    $            -    $            -    $            -
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================



                                                      Oppenheimer                                  AllianceBernstein
                                          ----------------------------------  ----------------------------------------------------
                                          ----------------------------------  ----------------------------------------------------

                                             Main Street     Small Cap Value   International      Global Value R      Value Fund R
                                           Opportunity Fund        Fund        Value R Class         Class               Class
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Assets:
Investments at value                       $         2,951    $        3,240    $       2,150     $      372,370    $        3,365
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net assets                                 $         2,951    $        3,240    $       2,150     $      372,370    $        3,365
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Net asset value per accumulation unit:
Class O
Net assets                                 $         2,951    $        3,240    $       2,150     $      372,370    $        3,365
Units outstanding                                    2,741             2,877            1,819            324,509             3,197
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $          1.08    $         1.13    $        1.18     $         1.15    $         1.05
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

Class S
Net assets                                 $             -    $            -    $            -    $            -    $            -
Units outstanding                                        -                 -                 -                 -                 -
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Accumulation unit value                    $             -    $            -    $            -    $            -    $            -
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================


    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                            STATEMENTS OF OPERATIONS
                      For the year ended December 31, 2005

                                                                                 OneAmerica(R) Funds
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                                                               Investment Grade                  Asset Director
                                               Value            Money Market         Bond     Asset Director (1)    (Advisor)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                            $     1,112,530    $      788,440    $    1,185,226    $    1,108,463    $       16,958
Mortality & expense charges                      1,178,272           365,431           367,717           732,432             8,997
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                       (65,742)          423,009           817,509           376,031             7,961
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Gain (loss) on investments:
Net realized gain (loss)                         3,427,003                 -             3,516           673,335             (155)
Realized gain distributions                      5,991,753                 -                 -         2,233,693            38,549
Net change in unrealized appreciation
(depreciation)                                  (2,924,155)                -          (600,347)          (65,463)           10,889
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                  6,494,601                 -          (596,831)        2,841,565            49,283
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Increase (decrease)  in
net assets from operations                 $     6,428,859    $      423,009    $      220,678    $    3,217,596    $       57,244
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================



                                                     OneAmerica(R) Funds                                  Fidelity
                                          ---------------------------------------------------  -----------------------------------
                                          ---------------------------------------------------  -----------------------------------
                                            Investment Grade                    Money Market
                                             Bond (Advisor)   Value (Advisor)    (Advisor)      VIP High Income       VIP Growth
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                            $        17,152    $        9,226    $        3,472    $    3,558,194    $      661,617
Mortality & expense charges                          3,236             3,626             1,533           298,353         1,641,934
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                        13,916             5,600             1,939         3,259,841          (980,317)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Gain (loss) on investments:
Net realized gain (loss)                              (340)            6,507                 -           542,876        (9,698,572)
Realized gain distributions                              -            58,676                 -                -                 -
Net change in unrealized appreciation
(depreciation)                                     (12,585)          (34,628)              (74)       (3,481,569)       16,237,736
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                    (12,925)           30,555               (74)       (2,938,693)        6,539,164
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Increase (decrease)  in
net assets from operations                 $           991    $       36,155    $        1,865    $      321,148    $    5,558,847
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                      For the year ended December 31, 2005

                                                                                 Fidelity
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                                                VIP Asset          VIP Equity-                       Advisor
                                             VIP Overseas        Manager             Income    VIP Contrafund(R) Diversified Int'l
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                            $       186,802    $    2,703,091    $      470,914    $      256,650    $        2,968
Mortality & expense charges                        367,064         1,237,288           356,288         1,151,341             5,494
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                      (180,262)        1,465,803           114,626          (894,691)           (2,526)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Gain (loss) on investments:
Net realized gain (loss)                           843,251        (2,183,261)          (11,526)        1,026,656            16,442
Realized gain distributions                        146,192            34,655         1,034,849            16,040            20,584
Net change in unrealized appreciation
(depreciation)                                   4,279,834         3,241,123            99,923        13,691,973            37,065
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                  5,269,277         1,092,517         1,123,246        14,734,669            74,091
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Increase (decrease)  in
net assets from operations                 $     5,089,015    $    2,558,320    $    1,237,872    $   13,839,978    $       71,565
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================



                                                                                 Fidelity
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                           Advisor Dividend   Advisor Equity     Advisor Growth
                                                Growth           Income          Opportunities  Advisor Mid Cap  Advisor Overseas
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                            $             -    $        1,402    $           10    $            -    $          293
Mortality & expense charges                          2,017             2,017               448             3,363               537
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                        (2,017)             (615)             (438)           (3,363)             (244)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Gain (loss) on investments:
Net realized gain (loss)                             1,318               180                26             2,589               458
Realized gain distributions                              -            10,442                 -            34,291               709
Net change in unrealized appreciation
(depreciation)                                      12,737             1,259             3,650          (11,399)             5,214
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                     14,055            11,881             3,676            25,481             6,381
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Increase (decrease)  in
net assets from operations                 $        12,038    $       11,266    $        3,238    $       22,118    $        6,137
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================


    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                      For the year ended December 31, 2005

                                                                                 Fidelity
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                                                               Adisor Int'l
                                           Advisor Small   Advisor Equity        Captial          Advisor New     Advisor Freedom
                                                Cap            Growth         Appreciation          Insights            2025
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                            $             -    $            -    $           13    $            -    $          195
Mortality & expense charges                         10,692                17                15               117                45
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                       (10,692)              (17)               (2)             (117)              150
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Gain (loss) on investments:
Net realized gain (loss)                            16,572                53                (1)                4                 -
Realized gain distributions                        112,853                 -               199                 -                36
Net change in unrealized appreciation
(depreciation)                                     (58,658)               108              (49)            1,948               482
                                          ----------------- ---------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                     70,767               161               149             1,952               518
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Increase (decrease)  in
net assets from operations                 $        60,075    $          144      $        147    $        1,835    $          668
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================


                                                                          Fidelity
                                          ----------------------------------------------------------------------
                                          ----------------------------------------------------------------------
                                          Advisor Freedom   Advisor Freedom     Advisor Freedom  Advisor Freedom
                                               2035              2010                2020               2030
                                          ----------------- ----------------- ---------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------
Investment income:
Dividend income                            $           154    $          280    $          403    $          161
Mortality & expense charges                             47                38                89                58
                                          ----------------- ----------------- ---------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------
Net investment income (loss)              ----------------------------------------------------------------------
                                                       107               242               314               103
                                          ----------------------------------------------------------------------

                                          ----------------- ----------------- ---------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------

Gain (loss) on investments:
Net realized gain (loss)                                 -                34                (2)                -

Realized gain distributions                             32                17                66                55
Net change in unrealized appreciation
(depreciation)                                         351                47             1,036               819
                                          ----------------- ----------------- ---------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------
Net gain (loss)                                        383                98             1,100               874
                                          ----------------- ----------------- ---------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------

Increase (decrease)  in
net assets from operations                 $           490    $          340    $        1,414    $          977
                                          ================= ================= ================ =================
                                          ================= ================= ================ =================



    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                      For the year ended December 31, 2005

                                                         Fidelity                        State Street
                                          ----------------------------------  ---------------------------------
                                          ----------------------------------  ---------------------------------
                                           Advisor Freedom   Advisor Freedom                  Equity 500 Index
                                                2040              2015        Equity 500 Index    Class R
                                          ----------------- ----------------- ---------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------
Investment income:
Dividend income                            $           132    $        1,077    $    3,052,176    $          726
Mortality & expense charges                             34               228         2,384,041               326


                                          ----------------- ----------------- ---------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------
Net investment income (loss)                            98               849           668,135               400
                                          ----------------- ----------------- ---------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------

Gain (loss) on investments
Net realized gain (loss)                                 -                 1            23,097                41
Realized gain distributions                             39               168                 -                 -
Net change in unrealized appreciation
(depreciation)                                         395             2,680         5,558,414             1,696
                                          ----------------- ----------------- ---------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------
Net gain (loss)                                        434             2,849         5,581,511             1,737
                                          ----------------- ----------------- ---------------- -----------------
                                          ----------------- ----------------- ---------------- -----------------

Increase (decrease)  in
net assets from operations                 $           532    $        3,698    $    6,249,646    $        2,137
                                          ================= ================= ================ =================
                                          ================= ================= ================ ================= =



                                                                                 American Century
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                             VP Capital                                                           International
                                            Appreciation     Equity Income    Small Cap Value  Income & Growth        Growth
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                            $             -    $       63,896    $       41,563    $        5,278    $       17,304
Mortality & expense charges                        109,479            37,427            79,835             3,431            10,609
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                      (109,479)           26,469           (38,272)            1,847             6,695
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Gain (loss) on investments:
Net realized gain (loss)                          (140,724)          101,590           351,590            15,889            20,659
Realized gain distributions                              -           124,288           858,225            10,918                 -
Net change in unrealized appreciation
(depreciation)                                   1,939,230          (213,633)         (686,526)          (19,364)           79,738
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                  1,798,506            12,245           523,289             7,443           100,397
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Increase (decrease)  in
net assets from operations                 $     1,689,027    $       38,714      $    485,017    $        9,290    $      107,092
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                      For the year ended December 31, 2005

                                                                                 American Century
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                                                               Strategic Alloc.  Strategic Alloc. Strategic Alloc.
                                                Ultra             Select         Agressive (2)   Conservative (2)     Moderate (2)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                            $           855    $          283    $       32,439    $       27,809    $       82,629
Mortality & expense charges                          8,494               447            28,346            15,586            60,143
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                        (7,639)             (164)            4,093            12,223            22,486
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Gain (loss) on investments:
Net realized gain (loss)                            25,009                65            59,921            20,981            60,771
Realized gain distributions                              -                 -           123,798            46,979           283,806
Net change in unrealized appreciation
(depreciation)                                      (9,926)              222           (26,533)          (24,218)         (102,327)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                     15,083               287           157,186            43,742           242,250
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Increase (decrease)  in
net assets from operations                 $         7,444    $          123    $      161,279    $       55,965    $      264,736
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

                                                                          American Century
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                                                              Strategic Alloc.
                                           Small Company    Strategic Alloc.    Conservative     Strategic Alloc.  Equity Growth
                                               (Adv.)       Agressive (Adv.)      (Adv.)          Moderate (Adv.)      (Adv.)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                            $             -    $        6,178    $        3,158    $       18,714    $        1,773
Mortality & expense charges                           1,362            6,313             1,780            14,714             2,640
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                        (1,362)             (135)            1,378             4,000              (867)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Gain (loss) on investments:
Net realized gain (loss)                             4,621             4,195               144            11,803               272
Realized gain distributions                         12,340            30,449             7,310            84,944             1,534
Net change in unrealized appreciation
(depreciation)                                      (8,634)            5,802            (3,449)          (23,614)           15,180
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                      8,327            40,446             4,005            73,133            16,986
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Increase (decrease)  in
net assets from operations                 $         6,965    $       40,311    $        5,383    $       77,133    $       16,119
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

(2) See Note 1, Portfolio substitution

    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                      For the year ended December 31, 2005

                                                                                 American Century
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------

                                           Equity Income       Ginnie Mae                     Inflation Adjusted  Large Company
                                             (Advisor)          (Advisor)      Growth (Advisor)  Bond (Advisor)  Value (Advisor)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                            $         5,322    $        7,719      $        233    $       27,664    $        7,872
Mortality & expense charges                          1,316             2,199             1,230             6,373             6,270
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                         4,006             5,520             (997)            21,291             1,602
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Gain (loss) on investments:
Net realized gain (loss)                              (530)             (273)               28              (721)            2,714
Realized gain distributions                         20,867                 -                 -             1,961            17,521
Net change in unrealized appreciation
(depreciation)                                     (19,713)           (2,901)            5,280           (17,036)             (615)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                        624            (3,174)            5,308           (15,796)           19,620
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Increase (decrease)  in
net assets from operations                 $         4,630    $        2,346    $        4,311    $        5,495    $        21,222
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================



                                                                                 American Century
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------

                                           New Oppor. II      Real Estate     Small Cap Value
                                             (Advisor)          (Advisor)        (Advisor)       Vista (Advisor)   Ultra (Advisor)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                            $             -    $        6,295    $          714    $            -    $            -
Mortality & expense charges                            647             2,258             2,243             1,239             2,678
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                          (647)            4,037            (1,529)           (1,239)           (2,678)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Gain (loss) on investments:
Net realized gain (loss)                                75             1,689               766               359             1,379
Realized gain distributions                          1,818            30,463            27,710                 -                 -
Net change in unrealized appreciation
(depreciation)                                       1,585            (4,722)          (13,817)           13,082            16,100
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                      3,478            27,430            14,659            13,441            17,479
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Increase (decrease)  in
net assets from operations                 $         2,831    $       31,467    $       13,130    $       12,202    $       14,801
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================


    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                      For the year ended December 31, 2005

                                                                   Alger                                      Calvert
                                          ---------------------------------------------------- ----------------------------------
                                          ---------------------------------------------------- ----------------------------------
                                                                American          American         Social Mid-Cap
                                           American Growth      Balanced        Leveraged AllCap      Growth          Income
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                            $       197,266    $       82,473    $            -    $            -    $      180,122
Mortality & expense charges                      1,062,793            61,853            27,265           156,826            62,674
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                      (865,527)           20,620           (27,265)         (156,826)          117,448
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------

Gain (loss) on investments:
Net realized gain (loss)                        (5,195,173)           30,804             3,147            96,693            (5,549)
Realized gain distributions                              -                 -                 -                -             70,221
Net change in unrealized appreciation
(depreciation)                                  14,759,628           283,544           314,863          (50,207)           (56,207)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                  9,564,455           314,348           318,010           46,486              8,465
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Increase (decrease)  in
net assets from operations                 $      8,698,928   $      334,968    $      290,745   $      (110,340)   $      125,913
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================

                                                       Calvert                                        T.Rowe Price
                                          -----------------------------------  ---------------------------------------------------
                                          -----------------------------------  ---------------------------------------------------
                                          Social Investment  New Vision Small                                      Int'l Growth &
                                               Equity              Cap         Equity Income      Eurpean Stock         Income
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                            $             -    $            -    $    1,364,359    $        2,075    $       11,864
Mortality & expense charges                          5,320             1,356         1,076,064             1,438             4,626
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                        (5,320)           (1,356)          288,295               637             7,238
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Gain (loss) on investments:
Net realized gain (loss)                            28,362             4,560        13,540,936             3,956            21,108
Realized gain distributions                          6,916            12,410         4,212,862            26,968             9,365
Net change in unrealized appreciation
(depreciation)                                     (17,647)          (26,709)      (15,697,896)          (22,385)           27,725
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                     17,631            (9,739)        2,055,902             8,539            58,198
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Increase (decrease)  in
net assets from operations                 $        12,311    $      (11,095)   $    2,344,197    $        9,176    $       65,436
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================





    The accompanying notes are an integral part of the financial statements.

                              AUL American Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                      For the year ended December 31, 2005


                                                                                 T. Rowe Price
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                                             Equity Income R      Growth Stock   Mid-Cap Growth
                                            Mid-Cap Value         Class          Fund R Class       R Class       Blue Chip Growth
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                            $         2,934    $       10,485    $            -    $            -    $            -
Mortality & expense charges                         12,782             6,850            21,247            11,520               154
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                        (9,848)            3,635           (21,247)          (11,520)             (154)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Gain (loss) on investments:
Net realized gain (loss)                             5,514             4,517            12,602            9,234                 11
Realized gain distributions                         60,647            56,872                 -           73,957                  -
Net change in unrealized appreciation
(depreciation)                                      11,570           (40,604)          128,177           90,133              2,254
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                     77,731            20,785           140,779          173,324              2,265
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Increase (decrease)  in
net assets from operations                 $        67,883    $       24,420      $    119,532    $     161,804     $        2,111
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================



                                           T. Rowe Price                                        Old Mutual
                                          -----------------  ---------------------------------------------------------------------
                                          -----------------  ---------------------------------------------------------------------
                                          International                          Technology &
                                              Stock              Growth II      Communications   Large Cap Value  Emerging Growth
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                            $             4    $            -    $            -    $        2,347    $            -
Mortality & expense charges                              1            47,393            60,888             5,632                 4
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                             3           (47,393)          (60,888)           (3,285)               (4)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Gain (loss) on investments:
Net realized gain (loss)                                 -           665,775         1,536,385            48,201                81
Realized gain distributions                              1                 -                 -                -                  -
Net change in unrealized appreciation
(depreciation)                                          26          (262,383)       (1,143,535)          (41,284)              (52)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                         27           403,392           392,850             6,917                29
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Increase (decrease)  in
net assets from operations                 $            30    $      355,999    $      331,962    $        3,632    $           25
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================



    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                      For the year ended December 31, 2005


                                                                                 Janus
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                                                                                                   Advisor Risk-
                                             Worldwide                          Advisor Forty    Advisor Growth    Managed Large
                                              Growth          Flexible Income       Fund         & Inome Fund       Cap Growth
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                            $       627,922    $      923,777    $            -    $           78    $          656
Mortality & expense charges                        574,289           209,975                 7                75               282
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                        53,633           713,802                (7)                3               374
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Gain (loss) on investments:
Net realized gain (loss)                        (3,774,084)          (34,686)              (12)              144               104
Realized gain distributions                             -            509,262                 -               709               863
Net change in unrealized appreciation
(depreciation)                                   5,637,821        (1,065,025)               81               173               468
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                  1,863,737          (590,449)               69             1,026             1,435
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Increase (decrease)  in
net assets from operations                 $     1,917,370    $      123,353    $           62    $        1,029    $        1,809
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================


                                                Janus                                         Pioneer
                                          -----------------   --------------------------------------------------------------------
                                          -----------------   --------------------------------------------------------------------
                                            Advisor Small                          Growth                          Mid Cap Value
                                              Cap Value       Pioneer Fund      Opportunities   High Yield Fund         Fund
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                            $            54    $       88,299    $            -    $           14     $          77
Mortality & expense charges                              9            82,858           306,114                 2                95
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                            45             5,441          (306,114)               12               (18)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Gain (loss) on investments:
Net realized gain (loss)                                 -            37,103            73,037                 -                60

Realized gain distributions                             64                 -                 -                64             2,528
Net change in unrealized appreciation
(depreciation)                                         (60)          257,962         1,480,604               (66)             (743)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                         4            295,065         1,553,641               (2)             1,845
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Increase (decrease)  in
net assets from operations                 $           49     $      300,506    $    1,247,527    $           10    $        1,827
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================



    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                      For the year ended December 31, 2005



                                                                                 AIM
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                                                                                 Financial       Global Health
                                              Dynamics          Services            Care        Technology(3)         Energy
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                            $             -    $        1,527    $            -    $            -    $            -
Mortality & expense charges                          3,187             2,282             3,935             2,497             4,820
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                        (3,187)             (755)           (3,935)           (2,497)           (4,820)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Gain (loss) on investments:
Net realized gain (loss)                            28,181             7,425            37,459            10,414            28,253
Realized gain distributions                              -            11,121            13,917                 -            37,494
Net change in unrealized appreciation
(depreciation)                                      (2,052)          (20,251)          (23,875)           (6,068)           66,916
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                     26,129            (1,705)           27,501             4,346           132,663
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Increase (decrease)  in
net assets from operations                 $        22,942    $       (2,460)   $       23,566    $        1,849    $      127,843
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================


                                                                                 AIM
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------

                                                               Mid Cap Core      Small Cap      Basic Value R
                                             Basic Value          Equity          Growth            Class         Energy Class A
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                            $             -    $            -    $            -    $            -    $            -
Mortality & expense charges                          3,303            10,519               719                65               462
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                        (3,303)          (10,519)             (719)              (65)             (462)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Gain (loss) on investments:
Net realized gain (loss)                            22,034            27,412             1,022                 5             5,115
Realized gain distributions                              -            68,783             6,475                 -             3,083
Net change in unrealized appreciation
(depreciation)                                      (5,976)          (31,974)           (1,832)              553             3,950
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                     16,058            64,221             5,665               558            12,148
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Increase (decrease)  in
net assets from operations                 $        12,755    $       53,702    $        4,946    $          493    $       11,686
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================


    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                      For the year ended December 31, 2005)


                                                                                 AIM
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------

                                            Mid Cap Core       Small Cap      Techology Class  Financial Service  Global Equitiy
                                           Equity R Class    Growth R Class          A              Class A           Class A
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                            $             -    $            -    $            -    $           37    $        1,276
Mortality & expense charges                          4,197               327               101                13               521
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                        (4,197)             (327)             (101)               24               755
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Gain (loss) on investments:
Net realized gain (loss)                               418                894             (368)               (1)                1
Realized gain distributions                         35,585              2,550                -               276            13,710
Net change in unrealized appreciation
(depreciation)                                      (6,924)             (730)              565              (108)           (9,625)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                     29,079             2,714               197               167             4,086
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Increase (decrease)  in
net assets from operations                 $        24,882    $        2,387      $         96    $          191    $        4,841
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================



                                                    Vanguard                             Ariel                          MFS(R)
                                          ----------------------------------  ---------------------------------  ------------------
                                          ----------------------------------  ---------------------------------  ------------------
                                                                                                   Ariel         International New
                                           Short-Term Bond       Explorer           Ariel      Appreciation            Discovery
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                            $        22,220    $       18,161    $        4,949    $        4,575    $        9,541
Mortality & expense charges                          8,542            63,748            18,947            17,707            16,402
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                        13,678           (45,587)          (13,998)          (13,132)           (6,861)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Gain (loss) on investments:
Net realized gain (loss)                            (7,402)          206,901           164,386           101,025           112,128
Realized gain distributions                             -            490,029           106,680            71,773           123,859
Net change in unrealized appreciation
(depreciation)                                      (2,455)         (371,103)         (289,940)         (138,927)           44,545
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                     (9,857)          325,827           (18,874)           33,871           280,532
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Increase (decrease)  in
net assets from operations                 $        3,821     $      280,240    $      (32,872)   $       20,739    $      273,671
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================



    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                      For the year ended December 31, 2005)

>
                                                        MFS(R)                                        Allianz
                                          ----------------------------------  ----------------------------------------------------
                                          ----------------------------------  ----------------------------------------------------

                                           Mid-Cap Growth    Strategic Value        Value       PEA Renaissance       PEA Value
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                            $             -    $          831    $          719    $            -    $        4,909
Mortality & expense charges                            681             2,785               434            56,891             4,280
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                          (681)           (1,954)              285           (56,891)              629
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Gain (loss) on investments:
Net realized gain (loss)                             2,790             6,409               367            84,861            23,705
Realized gain distributions                              -            32,846             6,186           771,776            50,429
Net change in unrealized appreciation
(depreciation)                                        (156)          (38,670)           (6,041)       (1,001,173)          (65,831)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                      2,634               585               512          (144,536)            8,303
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Increase (decrease)  in
net assets from operations                 $         1,953    $       (1,369)   $          797    $     (201,427)   $        8,932
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================



                                                        Allianz                                       PIMCO
                                          ----------------------------------  ----------------------------------------------------
                                          ----------------------------------  ----------------------------------------------------
                                             NJF Small Cap     PEA Value R       CCM Captial                          High Yield R
                                             Value R Class        Class         Appreciation       High Yield            Class
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                            $        17,689    $        2,839    $           80    $        6,190    $        9,099
Mortality & expense charges                         12,879             2,607               282             1,107             1,747
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                         4,810               232              (202)            5,083             7,352
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Gain (loss) on investments:
Net realized gain (loss)                            31,752            (4,551)              309               167               321
Realized gain distributions                         80,397            39,000                 -                48               124
Net change in unrealized appreciation
(depreciation)                                     (83,735)          (28,913)            1,946            (2,898)           (3,388)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                     28,414             5,536             2,255            (2,683)           (2,943)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Increase (decrease)  in
net assets from operations                 $        33,224    $        5,768    $        2,053    $        2,400    $        4,409
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================



    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                      For the year ended December 31, 2005)

>

                                                         PIMCO                                    Nueberger Berman
                                          ----------------------------------  ----------------------------------------------------
                                          ----------------------------------  ----------------------------------------------------
                                              Total Return        Fasciano          Millenium        Partners
                                                 R Class          (Advisor)         (Advisor)        (Advisor)     Focus (Advisor)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                            $        15,454    $            -    $            -    $          134    $            -
Mortality & expense charges                          6,030             1,294                 1               899                 4
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                         9,424            (1,294)               (1)             (765)               (4)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Gain (loss) on investments:
Net realized gain (loss)                              (651)             (201)                -             1,691                 -
Realized gain distributions                          7,395             5,889                 -             9,214               115
Net change in unrealized appreciation
(depreciation)                                     (11,013)             (675)               24             3,884              (100)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                     (4,269)            5,013                24            14,789                15
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Increase (decrease)  in
net assets from operations                 $         5,155    $        3,719    $           23    $       14,024    $           11
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================



                                                                                 Franklin Templeton
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------

                                                                                                                   Small-Mid Cap
                                            Flex Cap Growth   Strategic Income     Foreign          Growth             Growth
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                            $             -    $        4,151    $        5,579    $       48,366    $            4
Mortality & expense charges                          2,112             1,002             3,904            21,831                59
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                        (2,112)            3,149             1,675            26,535               (55)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Gain (loss) on investments:
Net realized gain (loss)                             1,244              (117)            2,544             2,121                 -
Realized gain distributions                              -                 -            20,471           176,388                 -
Net change in unrealized appreciation
(depreciation)                                      11,867            (1,457)            8,589           (14,240)              783
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                     13,111            (1,574)           31,604           164,269               783
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Increase (decrease)  in
net assets from operations                 $        10,999    $        1,575    $       33,279    $      190,804    $          728
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================






    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                      For the year ended December 31, 2005)


                                                                                 Frank Russell
                                          ----------------------------------------------------------------------------------------
                                          ----------------------------------------------------------------------------------------
                                              Lifepoint         Lifepoint     Lifepoint Equity     Lifepoint        Lifepoint
                                               Agressive         Balanced         Agressive         Moderate        Conservative
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                            $         5,872    $       10,999    $          860    $        3,937    $        2,334
Mortality & expense charges                          3,922             4,874               752             1,688             1,062
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                         1,950             6,125               108             2,249             1,272
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Gain (loss) on investments:
Net realized gain (loss)                             1,234               607               294               124               (15)
Realized gain distributions                          3,255             6,481             1,065             2,478             1,073
Net change in unrealized appreciation
(depreciation)                                      25,792            23,793             6,936             1,923              (600)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                     30,281            30,881             8,295             4,525               458
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Increase (decrease)  in
net assets from operations                 $        32,231    $       37,006    $        8,403    $        6,774    $        1,730
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================




                                                                    Frank Russell                                    Fifth Third
                                          -----------------------------------------------------------------------  ---------------
                                          -----------------------------------------------------------------------  ---------------
                                            Russell 2010     Russell 2020       Russell 2030     Russell 2040      Multi Cap Value
                                           Strategy Fund     Strategy Fund     Strategy Fund     Strategy Fund       (Advisor)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                            $           957    $          910    $          268    $           15    $            6
Mortality & expense charges                            336               522               115                 3                47
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                           621               388               153                12               (41)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Gain (loss) on investments:
Net realized gain (loss)                                 -             1,164                 -                 -                19
Realized gain distributions                              -                38                 -                 -               482
Net change in unrealized appreciation
(depreciation)                                         719             1,973               422                 9              (195)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                        719             3,175               422                 9               306
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Increase (decrease)  in
net assets from operations                 $         1,340    $        3,563    $          575    $           21    $          265
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================




    The accompanying notes are an integral part of the financial statements.

                         AUL American Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                      For the year ended December 31, 2005)

                                                      Fifth Third                                           Dreyfus
                                          ----------------------------------------------------   ----------------------------------
                                          ----------------------------------------------------   ----------------------------------
                                           Mid Cap Growth    Strategic Income    Technology     Premier New         Premier Third
                                             (Advisor)          (Advisor)         (Advisor)        Leader              Century
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                            $             -    $            4    $           -     $          145    $            -
Mortality & expense charges                              8                 -               102                41                 6
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                            (8)                4              (102)              104                (6)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Gain (loss) on investments:
Net realized gain (loss)                                 -                 -                 7                 -                 -

Realized gain distributions                             33                 1                 -             2,405                 -
Net change in unrealized appreciation
(depreciation)                                          55                 1             2,408            (2,773)               19
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                         88                 2             2,415              (368)               19
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Increase (decrease)  in
net assets from operations                 $            80    $            6    $        2,313    $         (264)   $           13
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================






                                                       Dreyfus                                    Lord Abbett
                                          ----------------------------------  ----------------------------------------------------
                                          ----------------------------------  ----------------------------------------------------
                                               Premier
                                             Structered        Premier Small
                                               Midcap            Cap Value       Mid-Cap Value    Small-Cap Blend  Small-Cap Value
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                            $             -    $            -    $            9    $            -    $            -
Mortality & expense charges                            556                 -                 3               226               507
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                          (556)                -                 6              (226)             (507)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Gain (loss) on investments:
Net realized gain (loss)                               140                 -                 -                90               371
Realized gain distributions                          2,021                 2               134               588             6,857
Net change in unrealized appreciation
(depreciation)                                       5,725                (4)              (82)           (2,952)            2,581
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                      7,886                (2)               52            (2,274)            9,809
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Increase (decrease)  in
net assets from operations                 $         7,330    $           (2)   $           58    $       (2,500)   $        9,302
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================


    The accompanying notes are an integral part of the financial statements.

                         AUL American Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                      For the year ended December 31, 2005)


                                                       Thornburg                                    Oppenheimer
                                          ----------------------------------  ----------------------------------------------------
                                          ----------------------------------  ----------------------------------------------------
                                                                                                                   International
                                                              International      Developing      International     Small Company
                                             Core Growth          Value          Market Fund      Bond Fund            Fund
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                            $             -    $        1,653    $        3,013    $           70     $           -
Mortality & expense charges                            475             2,341               723                 4                 8
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                          (475)             (688)            2,290                66                (8)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Gain (loss) on investments:
Net realized gain (loss)                             1,531             5,895               (83)                -                 -
Realized gain distributions                          1,185             6,490             8,555                13               297
Net change in unrealized appreciation
(depreciation)                                      13,476            38,886            23,235               (75)              (92)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                     16,192            51,271            31,707               (62)              205
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Increase (decrease)  in
net assets from operations                 $        15,717    $       50,583    $      33,997     $            4    $          197
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================


                                                      Oppenheimer                                  AllianceBernstein
                                          ----------------------------------  ----------------------------------------------------
                                          ----------------------------------  ----------------------------------------------------
                                            Main Street     Small Cap Value    International      Global Value R      Value Fund R
                                           Opportunity Fund        Fund        Value R Class         Class               Class
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Investment income:
Dividend income                            $             6    $            -    $           23    $          241    $           29
Mortality & expense charges                              6                 6                 2               159                 2
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)                             -                (6)               21                82                27
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Gain (loss) on investments:
Net realized gain (loss)                                 -                 -                 -                 -                 -
Realized gain distributions                             99               171                98               731               121
Net change in unrealized appreciation
(depreciation)                                         (23)              (99)              (33)             (357)             (157)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Net gain (loss)                                         76                72                65               374               (36)
                                          ----------------- ----------------- ---------------- ----------------- -----------------
                                          ----------------- ----------------- ---------------- ----------------- -----------------
Increase (decrease)  in
net assets from operations                 $            76    $           66    $           86    $          456    $          (9)
                                          ================= ================= ================ ================= =================
                                          ================= ================= ================ ================= =================



    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 OneAmerica(R) Funds
                                      ----------------------------------------------------------------------------------------------
                                      ----------------------------------------------------------------------------------------------
                                               Value                         Money Market               Investment Grade Bond
                                      ------------------------------- ------------------------------- ------------------------------
                                      ------------------------------- ------------------------------- ------------------------------

                                           Year            Year             Year            Year            Year           Year
                                           ended          ended            ended           ended           ended          ended
                                        12/31/2005      12/31/2004       12/31/2005      12/31/2004      12/31/2005     12/31/2004
                                      -------------- ---------------- --------------- --------------- --------------- --------------
                                      -------------- ---------------- --------------- --------------- --------------- --------------

Increase (decrease) in net assets
from operations:
Net investment income (loss)          $     (65,742)  $    (337,200)  $     423,009    $   (123,041)   $    817,509   $    729,922

Net realized gain (loss)                  3,427,003       2,001,275               -               -           3,516        111,203

Realized gain distributions               5,991,753       3,878,724               -               -               -              -
Net change in unrealized appreciation
 (depreciation)                          (2,924,155)      5,173,758               -               -        (600,347)        (4,779)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------

Increase (decrease) in net assets
 from operations                          6,428,859      10,716,557         423,009        (123,041)        220,678        836,346
Contract owner transactions:
Proceeds from units sold                 26,912,653      29,759,981      24,102,110      24,307,793       6,675,176      9,629,068
Cost of units redeemed                  (25,584,227)    (19,609,217)    (25,180,773)    (25,246,095)     (7,685,680)   (10,696,622)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease)                       1,328,426      10,150,764      (1,078,663)       (938,302)     (1,010,504)    (1,067,554)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                   7,757,285      20,867,321        (655,654)     (1,061,343)       (789,826)      (231,208)
Net assets, beginning                    92,774,591      71,907,270      30,732,664      31,794,007      30,290,867     30,522,075
                                      ---------------- --------------- --------------- --------------- --------------- ------------
                                      ---------------- --------------- --------------- --------------- --------------- ------------
Net assets, ending                    $ 100,531,876   $  92,774,591    $ 30,077,010    $ 30,732,664    $ 29,501,041   $ 30,290,867
                                      ===============  =============== =============== =============== =============== =============
                                      ===============  =============== =============== =============== =============== =============
Units sold                                4,977,255       5,848,983      16,607,722      16,823,272       2,837,426      4,290,861
Units redeemed                           (4,925,244)     (4,480,664)    (17,357,572)    (17,471,642)     (3,280,282)    (4,753,053)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                      52,011       1,368,319        (749,850)       (648,370)       (442,856)      (462,192)
Units outstanding, beginning             17,608,449      16,240,130      21,247,118      21,895,488      12,786,315     13,248,507
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Units outstanding, ending                17,660,460      17,608,449      20,497,268      21,247,118      12,343,459     12,786,315
                                     =============== =============== =============== =============== =============== ===============
                                     =============== =============== =============== =============== =============== ===============


                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                                                 OneAmerica(R) Funds
                                      ----------------------------------------------------------------------------------------------
                                      ----------------------------------------------------------------------------------------------
                                              Asset Director (1)         Asset Director (Advisor)    Investment Grade Bond (Advisor)
                                      ------------------------------- ------------------------------- ------------------------------
                                      ------------------------------- ------------------------------- ------------------------------

                                           Year            Year             Year            Year            Year           Year
                                           ended          ended            ended           ended           ended          ended
                                        12/31/2005      12/31/2004       12/31/2005      12/31/2004      12/31/2005     12/31/2004
                                      -------------- ---------------- --------------- --------------- --------------- --------------
                                      -------------- ---------------- --------------- --------------- --------------- --------------

Increase (decrease) in net assets
from operations:
Net investment income (loss)          $     376,031  $      249,761   $       7,961    $      1,379    $     13,916   $      2,796

Net realized gain (loss)                    673,335         469,718            (155)              1            (340)             -

Realized gain distributions               2,233,693       2,291,375          38,549           4,007               -              -
Net change in unrealized appreciation
 (depreciation)                             (65,463)      2,100,468          10,889          (3,759)        (12,585)        (2,696)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
 from operations                          3,217,596       5,111,322          57,244           1,628             991            100
Contract owner transactions:
Proceeds from units sold                 12,327,548      17,846,485         792,002         338,773         551,951         83,736
Cost of units redeemed                   (8,839,698)    (12,459,085)        (91,796)           (138)       (169,776)             -
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease)                       3,487,850       5,387,400         700,206         338,635         382,175         83,736
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                   6,705,446      10,498,722         757,450         340,263         383,166         83,836
Net assets, beginning                    57,163,562      46,664,840         340,263               -          83,836              -
                                      ---------------- --------------- --------------- --------------- --------------- -------------
                                      ---------------- --------------- --------------- --------------- --------------- -------------
Net assets, ending                    $  63,869,008  $   57,163,562   $   1,097,713    $    340,263    $    467,002   $     83,836
                                      ===============  =============== =============== =============== =============== =============
                                      ===============  =============== =============== =============== =============== =============
Units sold                                3,074,584       5,219,264         551,254         238,659         525,164         80,102
Units redeemed                           (2,302,400)     (3,706,156)        (63,519)            (97)       (161,139)             -
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                     772,184       1,513,108         487,735         238,562         364,025         80,102
Units outstanding, beginning             14,943,757      13,430,649         238,562               -          80,102              -
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Units outstanding, ending                15,715,941      14,943,757         726,297         238,562         444,127         80,102
                                     =============== =============== =============== =============== =============== ===============
                                     =============== =============== =============== =============== =============== ===============

(1) See Note 1, Portfolio substitution.

                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                   OneAmerica(R) Funds                                            Fidelity
                                      -------------------------------------------------------------- -------------------------------
                                      -------------------------------------------------------------- -------------------------------
                                                                               Money Market
                                              Value (Advisor)                   (Advisor)                      VIP High Income
                                      ------------------------------- ------------------------------- ------------------------------
                                      ------------------------------- ------------------------------- ------------------------------
                                                      For the Period
                                           Year       From 05/17/04                Year                     Year           Year
                                           ended      (commencement)               ended                   ended          ended
                                        12/31/2005     to 12/31/2004             12/31/2005              12/31/2005     12/31/2004
                                      -------------- ----------------         ---------------         --------------- --------------
                                      -------------- ----------------         ---------------         --------------- --------------

Increase (decrease) in net assets
from operations:
Net investment income (loss)          $       5,600  $            1            $       1,939           $  3,259,841   $  1,731,233

Net realized gain (loss)                      6,507               -                        -                542,876        473,458
Realized gain distributions                  58,676               7                        -                      -              -
Net change in unrealized appreciation
 (depreciation)                             (34,628)             27                      (74)            (3,481,569)      (242,380)
                                      --------------- ---------------         ---------------         --------------- --------------
                                      --------------- ---------------         ---------------         --------------- --------------
Increase (decrease) in net assets
 from operations                             36,155              35                    1,865                321,148      1,962,311
Contract owner transactions:
Proceeds from units sold                  1,035,062             156                  868,788              3,358,595      4,832,775
Cost of units redeemed                      (84,540)              -                 (477,157)            (5,670,813)    (6,333,084)
                                      --------------- ---------------         ---------------         --------------- --------------
                                      --------------- ---------------         ---------------         --------------- --------------
Increase (decrease)                         950,522             156                  391,631             (2,312,218)    (1,500,309)
                                      --------------- ---------------         ---------------         --------------- --------------
                                      --------------- ---------------         ---------------         --------------- --------------
Net increase (decrease)                     986,677             191                  393,496             (1,991,070)       462,002
Net assets, beginning                           191               -                        -             25,346,132     24,884,130
                                      ---------------- ---------------       ---------------          --------------- --------------
                                      ---------------- ---------------       ---------------          --------------- --------------
Net assets, ending                    $     986,868  $          191            $     393,496           $ 23,355,062   $ 25,346,132
                                      ================ ===============       ===============          =============== =============
                                      ================ ===============       ===============          =============== =============
Units sold                                  616,816             119                  875,494              2,143,240      3,481,232
Units redeemed                              (49,226)              -                 (480,883)            (3,618,119)    (4,489,577)
                                      --------------- ---------------         ---------------         --------------- -------------
                                      --------------- ---------------         ---------------         --------------- -------------
Net increase (decrease)                     567,590             119                  394,611             (1,474,879)    (1,008,345)
Units outstanding, beginning                    119               -                        -             16,110,565     17,118,909
                                      --------------- ---------------         ---------------         --------------- -------------
                                      --------------- ---------------         ---------------         --------------- -------------
Units outstanding, ending                   567,709             119                  394,611             14,635,686     16,110,565
                                     =============== ===============          ===============         =============== =============
                                     =============== ===============          ===============         =============== =============


                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                                 Fidelity
                                      ----------------------------------------------------------------------------------------------
                                      ----------------------------------------------------------------------------------------------
                                                VIP Growth                    VIP Overseas                   VIP Asset Manager
                                      ------------------------------- ------------------------------- ------------------------------
                                      ------------------------------- ------------------------------- ------------------------------

                                           Year            Year             Year            Year            Year           Year
                                           ended          ended            ended           ended           ended          ended
                                        12/31/2005      12/31/2004       12/31/2005      12/31/2004      12/31/2005     12/31/2004
                                      -------------- ---------------- --------------- --------------- --------------- --------------
                                      -------------- ---------------- --------------- --------------- --------------- --------------

Increase (decrease) in net assets
from operations:
Net investment income (loss)          $    (980,317) $   (1,395,341)   $   (180,262)   $    (46,876)   $  1,465,803   $  1,435,376

Net realized gain (loss)                 (9,698,572)     (5,065,847)        843,251         291,394      (2,183,261)    (2,087,676)
Realized gain distributions                       -               -         146,192               -          34,655              -
Net change in unrealized appreciation
 (depreciation)                          16,237,736       8,956,417       4,279,834       2,806,155       3,241,123      4,785,425
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
 from operations                          5,558,847       2,495,229       5,089,015       3,050,673       2,558,320      4,133,125
Contract owner transactions:
Proceeds from units sold                 16,778,665      37,786,049       8,905,036      11,837,198       9,750,019     27,911,510
Cost of units redeemed                  (32,263,066)    (34,407,278)     (9,032,062)     (9,018,035)    (21,397,509)   (27,835,758)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease)                     (15,484,401)      3,378,771        (127,026)      2,819,163     (11,647,490)        75,752
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                  (9,925,554)      5,874,000       4,961,989       5,869,836      (9,089,170)     4,208,877
Net assets, beginning                   143,101,880     137,227,880      29,784,727      23,914,891     106,756,848    102,547,971
                                      ---------------- --------------- --------------- --------------- --------------- ------------
                                      ---------------- --------------- --------------- --------------- --------------- ------------
Net assets, ending                    $ 133,176,326  $  143,101,880    $ 34,746,716    $ 29,784,727    $ 97,667,678   $106,756,848
                                      ================ =============== =============== =============== =============== =============
                                      ================ =============== =============== =============== =============== =============
Units sold                                6,559,969      15,678,631       4,647,378       7,163,196       4,976,148     15,310,430
Units redeemed                          (12,648,266)    (14,510,731)     (4,771,890)     (5,579,125)    (10,836,111)   (15,339,350)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                  (6,088,297)      1,167,900        (124,512)      1,584,071      (5,859,963)       (28,920)
Units outstanding, beginning             55,678,581      54,510,681      16,014,534      14,430,463      53,440,839     53,469,759
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Units outstanding, ending                49,590,284      55,678,581      15,890,022      16,014,534      47,580,876     53,440,839
                                     =============== =============== =============== =============== =============== ===============
                                     =============== =============== =============== =============== =============== ===============


                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                                          Fidelity
                                      ----------------------------------------------------------------------------------------------
                                      ----------------------------------------------------------------------------------------------
                                              VIP Equity-Income             VIP Contrafund(R)      Advisor Diversified International
                                      ------------------------------- ------------------------------- ------------------------------
                                      ------------------------------- ------------------------------- ------------------------------
                                                                                                                     For the period
                                           Year            Year             Year            Year            Year      from 05/17/04
                                           ended          ended            ended           ended           ended      (commencement)
                                        12/31/2005      12/31/2004       12/31/2005      12/31/2004      12/31/2005   to 12/31/2004
                                      -------------- ---------------- --------------- --------------- --------------- --------------
                                      -------------- ---------------- --------------- --------------- --------------- --------------

Increase (decrease) in net assets
from operations:
Net investment income (loss)          $     114,626  $       74,602    $   (894,691)   $   (677,387)   $     (2,526)  $     (1,489)
Net realized gain (loss)                    (11,526)       (278,776)      1,026,656         372,765          16,442            962
Realized gain distributions               1,034,849          99,460          16,040               -          20,584          1,700
Net change in unrealized appreciation
 (depreciation)                              99,923       2,830,651      13,691,973      10,387,115          37,065         51,598
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
 from operations                          1,237,872       2,725,937      13,839,978      10,082,493          71,565         52,771
Contract owner transactions:
Proceeds from units sold                  3,322,959       4,457,375      25,066,336      19,761,882         127,435        595,222
Cost of units redeemed                   (5,661,921)     (4,360,167)    (15,627,567)    (11,112,160)       (115,441)      (256,020)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease)                      (2,338,962)         97,208       9,438,769       8,649,722          11,994        339,202
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                  (1,101,090)      2,823,145      23,278,747      18,732,215          83,559        391,973
Net assets, beginning                    29,596,476      26,773,331      84,582,789      65,850,574         391,973              -
                                      ---------------- --------------- --------------- --------------- --------------- ------------
                                      ---------------- --------------- --------------- --------------- --------------- ------------
Net assets, ending                    $  28,495,386  $   29,596,476    $107,861,536    $ 84,582,789    $    475,532   $    391,973
                                      ================ =============== =============== =============== =============== =============
                                      ================ =============== =============== =============== =============== =============
Units sold                                1,419,394       2,079,318       7,854,021       7,201,605          78,033        407,324
Units redeemed                           (2,410,791)     (2,033,913)     (4,946,198)     (4,071,823)        (69,734)      (171,799)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                    (991,398)         45,405       2,907,823       3,129,782           8,299        235,525
Units outstanding, beginning             12,527,048      12,481,643      27,908,961      24,779,179         235,525              -
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Units outstanding, ending                11,535,651      12,527,048      30,816,784      27,908,961         243,824        235,525
                                     =============== =============== =============== =============== =============== ===============
                                     =============== =============== =============== =============== =============== ===============


                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                                                  Fidelity
                                      ----------------------------------------------------------------------------------------------
                                      ----------------------------------------------------------------------------------------------
                                         Advisor Dividend Growth        Advisor Equity Income           Advisor Growth Opportunities
                                      ------------------------------- ------------------------------- ------------------------------
                                      ------------------------------- ------------------------------- ------------------------------
                                                                                                                     For the period
                                           Year            Year             Year            Year            Year       from 5/17/04
                                           ended          ended            ended           ended           ended      (commencement)
                                        12/31/2005      12/31/2004       12/31/2005      12/31/2004      12/31/2005   to 12/31/2004
                                      -------------- ---------------- --------------- --------------- --------------- --------------
                                      -------------- ---------------- --------------- --------------- --------------- --------------

Increase (decrease) in net assets
from operations:
Net investment income (loss)          $      (2,017) $          178    $       (615)   $        153   $        (438)  $         50
Net realized gain (loss)                      1,318              43             180               -              26             (3)
Realized gain distributions                       -               -          10,442             764               -              -
Net change in unrealized appreciation
 (depreciation)                              12,737           3,283           1,259             678           3,650            507
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
 from operations                             12,038           3,504          11,266           1,595           3,238            554
Contract owner transactions:
Proceeds from units sold                    335,851          39,797         150,596          57,888          25,064         23,990
Cost of units redeemed                      (34,026)           (546)         (9,430)              -          (1,119)             -
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease)                         301,825          39,251         141,166          57,888          23,945         23,990
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                     313,863          42,755         152,432          59,483          27,183         24,544
Net assets, beginning                        42,755               -          59,483               -          24,544              -
                                      ---------------- --------------- --------------- --------------- --------------- ------------
                                      ---------------- --------------- --------------- --------------- --------------- ------------
Net assets, ending                    $     356,618  $       42,755    $    211,915    $     59,483   $      51,727   $     24,544
                                      ================ =============== =============== =============== =============== =============
                                      ================ =============== =============== =============== =============== =============
Units sold                                  274,345          34,733         107,647          42,044          22,598         22,265
Units redeemed                              (27,547)           (444)         (6,790)              -          (1,031)             -
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                     246,798          34,289         100,857          42,044          21,567         22,265
Units outstanding, beginning                 34,289               -          42,044               -          22,265              -
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Units outstanding, ending                   281,087          34,289         142,901          42,044          43,832         22,265
                                     =============== =============== =============== =============== =============== ===============
                                     =============== =============== =============== =============== =============== ===============


                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                                  Fidelity
                                      ----------------------------------------------------------------------------------------------
                                      ----------------------------------------------------------------------------------------------
                                              Advisor Mid Cap                  Advisor Overseas                 Advisor Small Cap
                                      ------------------------------- ------------------------------- ------------------------------
                                      ------------------------------- ------------------------------- ------------------------------
                                                      For the period                  For the period                For the period
                                           Year       from 05/17/04       Year        from 05/17/04        Year       from 05/17/04
                                           ended      (commencement)      ended       (commencement)       ended     (commencement)
                                        12/31/2005     to 12/31/2004    12/31/2005    to 12/31/2004      12/31/2005   to 12/31/2004
                                      -------------- ---------------- --------------- --------------- --------------- --------------
                                      -------------- ---------------- --------------- --------------- --------------- --------------

Increase (decrease) in net assets
from operations:
Net investment income (loss)          $      (3,363) $         (627)   $       (244)   $        (25)  $     (10,692)  $       (427)
Net realized gain (loss)                      2,589              94             458               -          16,572            155
Realized gain distributions                  34,291           4,120             709               2         112,853              -
Net change in unrealized appreciation
 (depreciation)                             (11,399)         24,237           5,214             894         (58,658)        20,606
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
 from operations                             22,118          27,824           6,137             871          60,075         20,334
Contract owner transactions:
Proceeds from units sold                    107,052         194,390          14,436          31,932       1,704,597        248,499
Cost of units redeemed                      (26,478)         (2,340)         (5,866)              -        (312,165)        (1,095)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease)                          80,574         192,050           8,570          31,932       1,392,432        247,404
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                     102,692         219,874          14,707          32,803       1,452,507        267,738
Net assets, beginning                       219,874               -          32,803               -         267,738              -
                                      ---------------- --------------- --------------- --------------- --------------- ------------
                                      ---------------- --------------- --------------- --------------- --------------- ------------
Net assets, ending                    $     322,566  $      219,874    $     47,510    $     32,803   $   1,720,245   $    267,738
                                      ================ =============== =============== =============== =============== =============
                                      ================ =============== =============== =============== =============== =============
Units sold                                   67,840         138,777          12,278          27,501         975,482        157,529
Units redeemed                              (16,624)         (1,660)         (4,428)              -        (180,387)          (679)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                      51,216         137,117           7,850          27,501         795,095        156,850
Units outstanding, beginning                137,117               -          27,501               -         156,850              -
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Units outstanding, ending                   188,332         137,117          35,351           27,501        951,945        156,850
                                     =============== =============== =============== =============== =============== ===============
                                     =============== =============== =============== =============== =============== ===============


                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                                  Fidelity
                                      ----------------------------------------------------------------------------------------------
                                      ----------------------------------------------------------------------------------------------
                                                      Advisor Int'l
                                     Advisor Equity     Capital         Advisor New Advisor Freedom Advisor Freedom Advisor Freedom
                                         Growth       Appreciation       Insights         2025            2035            2010
                                      -------------- ---------------- -------------- ---------------- ------------- ----------------
                                      -------------- ---------------- -------------- ---------------- ------------- ----------------
                                      For the period  For the period  For the period  For the period  For the period For the period
                                      from 5/17/05     from 5/17/05     from 5/20/05   from 3/01/05    from 3/01/05  from 3/01/05
                                     (commencement)  (commencement)    (commencement) (commencement)  (commencement)(commencement)
                                      to 12/31/2005   to 12/31/2005    to 12/31/2005  to 12/31/2005   to 12/31/2005  to 12/31/2005
                                      -------------- ---------------- --------------- --------------- --------------- --------------
                                      -------------- ---------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
from operations:
Net investment income (loss)          $         (17) $           (2)   $       (117)   $        150   $         107   $        242
Net realized gain (loss)                         53              (1)              4               -               -             34
Realized gain distributions                       -             199               -              36              32             17
Net change in unrealized appreciation
 (depreciation)                                 108             (49)          1,948             482             351             47
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
 from operations                                144             147           1,835             668             490            340
Contract owner transactions:
Proceeds from units sold                      2,397           1,621          33,515          21,302          19,350         22,319
Cost of units redeemed                         (685)           (162)            (86)              -               -         (1,664)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease)                           1,712           1,459          33,429          21,302          19,350         20,655
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                       1,856           1,606          35,264          21,970          19,840         20,995
Net assets, beginning                             -               -               -               -               -              -
                                      ---------------- --------------- --------------- --------------- --------------- -------------
                                      ---------------- --------------- --------------- --------------- --------------- -------------
Net assets, ending                    $       1,856  $        1,606    $     35,264     $    21,970   $      19,840   $     20,995
                                      ================ =============== =============== =============== =============== =============
                                      ================ =============== =============== =============== =============== =============
Units sold                                    2,267           1,334          30,079          20,815          18,695         21,863
Units redeemed                                 (604)           (130)            (76)              -               -         (1,604)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                       1,663           1,204          30,002          20,815          18,695         20,259
Units outstanding, beginning                      -               -               -               -               -              -
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Units outstanding, ending                     1,663           1,204          30,002          20,815          18,695         20,259
                                     =============== =============== =============== =============== =============== ===============
                                     =============== =============== =============== =============== =============== ===============


                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                                                      Fidelity                                 State Street
                                      --------------------------------------------------------------- ------------------------------
                                      --------------------------------------------------------------- ------------------------------

                                     Advisor Freedom   Advisor Freedom  Advisor Freedom  Advisor Freedom
                                         2020              2030             2040            2015            Equity 500 Index
                                      -------------- ---------------- -------------- ---------------- -----------------------------
                                      -------------- ---------------- -------------- ---------------- -----------------------------
                                      For the period  For the period  For the period  For the period
                                      from 3/01/05     from 3/01/05     from 3/01/05   from 3/01/05
                                     (commencement)  (commencement)    (commencement) (commencement)    Year ended      Year ended
                                      to 12/31/2005   to 12/31/2005    to 12/31/2005  to 12/31/2005      12/31/2005     12/31/2004
                                      -------------- ---------------- --------------- --------------- --------------- --------------
                                      -------------- ---------------- --------------- --------------- --------------- --------------

Increase (decrease) in net assets
from operations:
Net investment income (loss)          $         314  $          103    $         97    $        849   $     668,135   $  2,072,054
Net realized gain (loss)                         (2)              -               -               1          23,097       (831,610)
Realized gain distributions                      66              55              40             168               -              -
Net change in unrealized appreciation
 (depreciation)                               1,036             819             395           2,680       5,558,414     15,576,418
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
 from operations                              1,414             977             532           3,698       6,249,646     16,816,862
Contract owner transactions:
Proceeds from units sold                     40,836          23,006          17,489          94,713      28,260,537     47,714,700
Cost of units redeemed                         (459)              -             (31)            (29)    (39,199,432)   (46,162,433)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease)                          40,377          23,006          17,458          94,684     (10,938,895)     1,552,268
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                      41,791          23,983          17,990          98,382      (4,689,249)    18,369,129
Net assets, beginning                             -               -               -               -     200,466,667    182,097,538
                                      ---------------- --------------- --------------- --------------- --------------- -------------
                                      ---------------- --------------- --------------- --------------- --------------- -------------
Net assets, ending                    $      41,791  $       23,983    $     17,990    $     98,382   $ 195,777,418   $200,466,667
                                      ================ =============== =============== =============== =============== =============
                                      ================ =============== =============== =============== =============== =============
Units sold                                   40,151          22,605          16,955          93,931       9,677,292     18,718,741
Units redeemed                                 (454)              -             (30)            (28)    (13,665,985)   (18,145,715)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                      39,697          22,605          16,925          93,903      (3,988,693)       573,026
Units outstanding, beginning                      -               -               -               -      70,497,846     69,924,821
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Units outstanding, ending                    39,697          22,605          16,925          93,903      66,509,154     70,497,847
                                     =============== =============== =============== =============== =============== ===============
                                     =============== =============== =============== =============== =============== ===============


                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                       State Street                          American Century
                                      --------------- --------------------------------------------------------------
                                      --------------- --------------------------------------------------------------
                                     Equity 500 Index
                                         R Class           VP Capital Appreciation         Equity Income
                                      -------------- -------------------------------  ------------------------------
                                      -------------- -------------------------------  ------------------------------
                                      For the period
                                      from 6/03/05
                                     (commencement)     Year ended       Year ended     Year ended        Year ended
                                      to 12/31/2005     12/31/2005       12/31/2005     12/31/2005        12/31/2005
                                      -------------- ---------------- --------------- --------------- ---------------
                                      -------------- ---------------- --------------- --------------- ---------------

Increase (decrease) in net assets
from operations:
Net investment income (loss)          $         400  $     (109,479)   $    (94,583)   $     26,469   $      26,505
Net realized gain (loss)                         41        (140,724)       (421,981)        101,590          19,535
Realized gain distributions                       -               -               -         124,288         125,578
Net change in unrealized appreciation
 (depreciation)                               1,696       1,939,230          982,382       (213,633)         70,024
                                      --------------- --------------- --------------- --------------- ---------------
                                      --------------- --------------- --------------- --------------- ---------------
Increase (decrease) in net assets
 from operations                              2,137       1,689,027          465,818         38,714         241,642
Contract owner transactions:
Proceeds from units sold                    108,718       3,712,567        1,954,651      1,163,065       1,318,770
Cost of units redeemed                       (6,636)     (2,481,271)      (2,100,406)      (668,659)       (358,815)
                                      --------------- --------------- --------------- --------------- ---------------
                                      --------------- --------------- --------------- --------------- ---------------
Increase (decrease)                         102,082       1,231,296         (145,755)       494,406         959,955
                                      --------------- --------------- --------------- --------------- ---------------
                                      --------------- --------------- --------------- --------------- ---------------
Net increase (decrease)                     104,219       2,920,323          320,063        533,120       1,201,597
Net assets, beginning                             -       8,027,131        7,707,068      2,620,560       1,418,963
                                      ---------------- --------------- --------------- --------------- ---------------
                                      ---------------- --------------- --------------- --------------- ---------------
Net assets, ending                    $     104,219   $  10,947,454    $   8,027,131   $  3,153,680   $   2,620,560
                                      ================ =============== =============== =============== ===============
                                      ================ =============== =============== =============== ===============
Units sold                                  106,513        2,298,682       1,539,524        813,210         995,688
Units redeemed                               (6,499)      (1,536,627)     (1,656,281)      (467,667)       (268,812)
                                      --------------- --------------- --------------- --------------- ---------------
                                      --------------- --------------- --------------- --------------- ---------------
Net increase (decrease)                     100,014          762,055        (116,757)       345,543         726,876
Units outstanding, beginning                      -        5,804,303       5,921,060      1,825,291       1,098,415
                                      --------------- --------------- --------------- --------------- ---------------
                                      --------------- --------------- --------------- --------------- ---------------
Units outstanding, ending                   100,014        6,566,358       5,804,303      2,170,834       1,825,291
                                     =============== =============== =============== =============== ===============
                                     =============== =============== =============== =============== ===============


                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                                  American Century
                                      ----------------------------------------------------------------------------------------------
                                      ----------------------------------------------------------------------------------------------
                                                Small Cap Value                   Income & Growth            International Growth
                                      ------------------------------- ------------------------------- ------------------------------
                                           Year            Year             Year            Year            Year         Year
                                           ended           ended            ended           ended           ended       ended
                                        12/31/2005      12/31/2004       12/31/2005      12/31/2004      12/31/2005    12/31/2004
                                      -------------- ---------------- --------------- --------------- --------------- --------------
                                      -------------- ---------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
from operations:
Net investment income (loss)          $     (38,272) $      (32,583)   $      1,847    $      2,026   $       6,695   $     (2,548)
Net realized gain (loss)                    351,590          75,198          15,889           1,541          20,659         66,200
Realized gain distributions                 858,225         428,264          10,918               -               -              -
Net change in unrealized appreciation
 (depreciation)                            (686,526)        233,750         (19,364)         23,013          79,738         30,533
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
 from operations                            485,017         704,629           9,290          26,580         107,092         94,185
Contract owner transactions:
Proceeds from units sold                  3,262,228       3,629,223          73,288         173,719         250,749        253,727
Cost of units redeemed                   (1,948,285)     (1,023,767)        (74,382)        (29,100)        (84,053)      (328,584)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease)                       1,313,943       2,605,454          (1,094)        144,619         166,696        (74,857)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                   1,798,960       3,310,083           8,196         171,199         273,788         19,328
Net assets, beginning                     5,258,008       1,947,925         275,572         104,373         740,736        721,408
                                      ---------------- --------------- --------------- --------------- --------------- -------------
                                      ---------------- --------------- --------------- --------------- --------------- -------------
Net assets, ending                    $   7,056,968  $    5,258,008    $    283,768    $    275,572   $   1,014,524   $    740,736
                                      ================ =============== =============== =============== =============== =============
                                      ================ =============== =============== =============== =============== =============
Units sold                                1,908,584       2,355,866          67,967         178,697         127,901        149,978
Units redeemed                           (1,145,334)       (687,689)        (69,256)        (30,058)        (39,966)      (192,882)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                     763,250       1,668,177          (1,289)        148,639          87,935        (42,904)
Units outstanding, beginning              3,009,325       1,341,148         257,431         108,792         393,336        436,240
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Units outstanding, ending                 3,772,575       3,009,325         256,142         257,431         481,271        393,336
                                     =============== =============== =============== =============== =============== ===============
                                     =============== =============== =============== =============== =============== ===============


                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                                  American Century
                                      ----------------------------------------------------------------------------------------------
                                      ----------------------------------------------------------------------------------------------
                                                Ultra                             Select             Strategic Alloc. Agressive (2)
                                      ------------------------------- ------------------------------- ------------------------------
                                           Year            Year             Year            Year            Year         Year
                                           ended           ended            ended           ended           ended       ended
                                        12/31/2005      12/31/2004       12/31/2005      12/31/2004      12/31/2005    12/31/2004
                                      -------------- ---------------- --------------- --------------- --------------- --------------
                                      -------------- ---------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
from operations:
Net investment income (loss)          $      (7,639) $      (10,604)   $       (164)   $     (2,341)  $       4,093   $      1,278
Net realized gain (loss)                     25,009          73,855              65          29,314          59,921         20,600
Realized gain distributions                       -               -               -               -         123,798              -
Net change in unrealized appreciation
 (depreciation)                              (9,926)         (5,224)            222         (31,973)        (26,533)       125,274
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
 from operations                              7,444          58,027             123          (5,000)        161,279        147,152
Contract owner transactions:
Proceeds from units sold                    178,457         613,914          13,206          29,884       1,899,376      1,675,282
Cost of units redeemed                     (126,485)       (856,280)         (1,935)       (207,631)       (803,308)      (798,050)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease)                          51,972        (242,366)         11,271        (177,747)      1,096,068        877,232
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                      59,416        (184,339)         11,394        (182,747)      1,257,347      1,024,384
Net assets, beginning                       661,638         845,977          31,055         213,802       1,777,357        752,973
                                      ---------------- --------------- --------------- --------------- --------------- -------------
                                      ---------------- --------------- --------------- --------------- --------------- -------------
Net assets, ending                    $     721,054  $      661,638    $     42,449    $     31,055   $   3,034,704   $  1,777,357
                                      ================ =============== =============== =============== =============== =============
                                      ================ =============== =============== =============== =============== =============
Units sold                                   76,333         293,480           6,447          14,963       1,556,333      1,533,300
Units redeemed                              (53,205)       (407,422)           (954)       (107,909)       (652,674)      (738,776)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                      23,128        (113,942)          5,493         (92,945)        903,659        794,524
Units outstanding, beginning                286,247         400,189          14,757         107,703       1,505,095        710,571
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Units outstanding, ending                   309,375         286,247          20,250          14,757       2,408,754      1,505,095
                                     =============== =============== =============== =============== =============== ===============
                                     =============== =============== =============== =============== =============== ===============

(2) See Note 1, Portfolio substitution.


                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                                  American Century
                                      ----------------------------------------------------------------------------------------------
                                      ----------------------------------------------------------------------------------------------
                                      Strategic Alloc. Conservative (2)   Strategic Alloc. Moderate(2)       Small Company (Adv.)
                                      ------------------------------- ------------------------------- ------------------------------
                                           Year            Year             Year            Year            Year         Year
                                           ended           ended            ended           ended           ended       ended
                                        12/31/2005      12/31/2004       12/31/2005      12/31/2004      12/31/2005    12/31/2004
                                      -------------- ---------------- --------------- --------------- --------------- --------------
                                      -------------- ---------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
from operations:
Net investment income (loss)          $      12,223  $        3,257    $     22,486    $      6,309   $      (1,362)  $       (698)
Net realized gain (loss)                     20,981           9,682          60,771          19,425           4,621            109
Realized gain distributions                  46,979          37,540         283,806          60,324          12,340          3,355
Net change in unrealized appreciation
 (depreciation)                             (24,218)          5,623        (102,327)        194,840          (8,634)        11,842
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
 from operations                             55,965          56,102         264,736         280,898           6,965         14,608
Contract owner transactions:
Proceeds from units sold                    878,298         791,631       2,902,712       3,256,739          48,489         75,512
Cost of units redeemed                     (480,535)       (448,617)     (1,202,043)     (1,561,298)        (28,499)        (1,773)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease)                         397,763         343,014       1,700,669       1,695,442          19,990         73,739
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                     453,728         399,116       1,965,405       1,976,339          26,955         88,347
Net assets, beginning                     1,062,167         663,051       4,051,794       2,075,455          89,977          1,630
                                      ---------------- --------------- --------------- --------------- --------------- -------------
                                      ---------------- --------------- --------------- --------------- --------------- -------------
Net assets, ending                   $    1,515,895  $    1,062,167    $  6,017,199    $  4,051,794   $     116,932   $     89,977
                                      ================ =============== =============== =============== =============== =============
                                      ================ =============== =============== =============== =============== =============
Units sold                                  783,133         692,202       2,443,228       2,913,432          25,339         46,828
Units redeemed                             (419,795)       (385,728)     (1,039,671)     (1,395,104)        (14,457)        (1,196)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                     363,338         306,474       1,403,557       1,518,328          10,882         45,632
Units outstanding, beginning                872,599         566,125       3,386,771       1,868,443          46,702          1,070
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Units outstanding, ending                 1,235,937         872,599       4,790,328       3,386,771          57,584         46,702
                                     =============== =============== =============== =============== =============== ===============
                                     =============== =============== =============== =============== =============== ===============

(2) See Note 1, Portfolio substitution.


                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                                  American Century
                                      ----------------------------------------------------------------------------------------------
                                      ----------------------------------------------------------------------------------------------
                                                                         Strategic Alloc. Conservative
                                      Strategic Alloc. Agressive (Adv.)            (Adv.)           Strategic Alloc. Moderate (Adv.)
                                      ------------------------------- ------------------------------- ------------------------------
                                           Year            Year             Year            Year            Year         Year
                                           ended           ended            ended           ended           ended       ended
                                        12/31/2005      12/31/2004       12/31/2005      12/31/2004      12/31/2005    12/31/2004
                                      -------------- ---------------- --------------- --------------- --------------- --------------
                                      -------------- ---------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
from operations:
Net investment income (loss)          $        (135) $          732    $      1,378    $        240   $       4,000   $      1,140
Net realized gain (loss)                      4,195              99             144              75          11,803            292
Realized gain distributions                  30,449               -           7,310           2,335          84,944          9,393
Net change in unrealized appreciation
 (depreciation)                               5,802          30,273          (3,449)          1,206         (23,614)        36,139
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
 from operations                             40,311          31,104           5,383           3,856          77,133         46,964
Contract owner transactions:
Proceeds from units sold                    422,669         329,015         182,650          85,417       1,361,506        725,062
Cost of units redeemed                      (71,614)         (1,056)        (30,751)         (3,614)       (354,607)        (5,553)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease)                         351,055         327,959         151,899          81,803       1,006,899        719,509
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                     391,366         359,063         157,282          85,659       1,084,032        766,473
Net assets, beginning                       359,063               -          85,659               -         766,473              -
                                      ---------------- --------------- --------------- --------------- --------------- -------------
                                      ---------------- --------------- --------------- --------------- --------------- -------------
Net assets, ending                    $     750,429  $      359,063    $    242,941    $     85,659   $   1,850,505   $    766,473
                                      ================ =============== =============== =============== =============== =============
                                      ================ =============== =============== =============== =============== =============
Units sold                                  302,015         259,841         151,601          74,212       1,032,409        590,741
Units redeemed                              (51,233)          (794)         (25,562)         (3,094)       (270,825)        (4,402)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                     250,782         259,047         126,039          71,118         761,584        586,339
Units outstanding, beginning                259,047               -          71,118               -         586,339              -
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Units outstanding, ending                   509,829         259,047         197,157          71,118       1,347,923        586,339
                                     =============== =============== =============== =============== =============== ===============
                                     =============== =============== =============== =============== =============== ===============



                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                                  American Century
                                      ----------------------------------------------------------------------------------------------
                                      ----------------------------------------------------------------------------------------------
                                            Equity Growth (Adv.)             Equity Income (Adv.)           Ginnie Mae (Adv.)
                                      ------------------------------- ------------------------------- ------------------------------
                                                     For the period from             For the period from        For the period from
                                           Year           05/17/04         Year          05/17/04          Year       05/17/04
                                           ended        (commencement)     ended      (commencement)      ended     (commencement)
                                        12/31/2005      to 12/31/2004    12/31/2005   to 12/31/2004     12/31/2005   to 12/31/2004
                                      -------------- ---------------- --------------- --------------- --------------- --------------
                                      -------------- ---------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
from operations:
Net investment income (loss)          $        (867) $            -    $      4,006    $          1   $       5,520   $      1,497
Net realized gain (loss)                        272               -            (530)              -            (273)          (104)
Realized gain distributions                   1,534               -          20,867               6               -              -
Net change in unrealized appreciation
 (depreciation)                              15,180             (22)        (19,713)              2          (2,901)          (887)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
 from operations                             16,119             (22)          4,630               9           2,346            506
Contract owner transactions:
Proceeds from units sold                    365,739          55,306         643,890             115          37,808        334,824
Cost of units redeemed                      (69,345)              -        (104,862)              -         (22,228)      (168,823)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease)                         296,394          55,306         539,028             115          15,580        166,001
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                     312,513          55,284         543,658             124          17,926        166,507
Net assets, beginning                        55,284               -             124               -         166,507              -
                                      ---------------- --------------- --------------- --------------- --------------- -------------
                                      ---------------- --------------- --------------- --------------- --------------- -------------
Net assets, ending                       $  367,797  $       55,284    $    543,782    $        124   $     184,433   $    166,507
                                      ================ =============== =============== =============== =============== =============
                                      ================ =============== =============== =============== =============== =============
Units sold                                  313,947          48,039         468,577              91          36,760        327,226
Units redeemed                              (59,425)              -         (75,997)              -         (21,540)      (165,169)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                     254,522          48,039         392,580              91          15,220        162,057
Units outstanding, beginning                 48,039               -              91               -         162,057              -
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Units outstanding, ending                   302,561          48,039         392,670              91         177,276        162,057
                                     =============== =============== =============== =============== =============== ===============
                                     =============== =============== =============== =============== =============== ===============



                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                                  American Century
                                      ---------------------------------------------------------------------------------------------
                                      ---------------------------------------------------------------------------------------------
                                               Growth (Adv.)            Inflation Adjusted Bond (Adv.)  Large Company Value (Adv.)
                                      ------------------------------- ------------------------------- -----------------------------
                                                                                    For the period from
                                           Year            Year         Year            05/17/04          Year             Year
                                           ended           ended        ended        (commencement)      ended            ended
                                        12/31/2005      12/31/2004    12/31/2005      to 12/31/2004    12/31/2005       12/31/2004
                                      -------------- ---------------- --------------- --------------- --------------- -------------
                                      -------------- ---------------- --------------- --------------- --------------- -------------
Increase (decrease) in net assets
from operations:
Net investment income (loss)          $        (997) $          (42)   $     21,291    $        414   $       1,602   $        606
Net realized gain (loss)                         28               1            (721)              -           2,714              2
Realized gain distributions                       -               -           1,961               7          17,521             21
Net change in unrealized appreciation
 (depreciation)                               5,280           1,166         (17,036)            919            (615)         3,483
                                      --------------- --------------- --------------- --------------- --------------- -------------
                                      --------------- --------------- --------------- --------------- --------------- -------------
Increase (decrease) in net assets
 from operations                              4,311           1,125           5,495           1,340          21,222          4,112
Contract owner transactions:
Proceeds from units sold                     29,818          78,518       1,086,382         287,623         900,440        160,981
Cost of units redeemed                            -               -        (418,847)              -        (328,075)        (1,058)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease)                          29,818          78,518         667,535         287,623         572,365        159,924
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                      34,129          79,643         673,030         288,963         593,587        164,035
Net assets, beginning                        79,643               -         288,963               -         164,035              -
                                      ---------------- --------------- --------------- --------------- --------------- -------------
                                      ---------------- --------------- --------------- --------------- --------------- -------------
Net assets, ending                    $     113,772  $       79,643    $    961,993    $    288,963   $     757,622   $    164,035
                                      ================ =============== =============== =============== =============== =============
                                      ================ =============== =============== =============== =============== =============
Units sold                                   26,432          69,557       1,018,622         271,957         625,233        114,020
Units redeemed                                    -            (859)       (393,697)              -        (228,268)          (731)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                      26,432          68,698         624,925         271,957         396,965        113,289
Units outstanding, beginning                 68,698               -         271,957               -         113,289              -
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Units outstanding, ending                    95,130          68,698         896,882         271,957         510,254        113,289
                                     =============== =============== =============== =============== =============== ===============
                                     =============== =============== =============== =============== =============== ===============



                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                                  American Century
                                      ----------------------------------------------------------------------------------------------
                                      ----------------------------------------------------------------------------------------------
                                          New Oppor. II (Adv.)                   Real Estate (Adv.)       Small Cap Value (Adv.)
                                      ------------------------------- ------------------------------- ------------------------------
                                                     For the period from             For the period from        For the period from
                                           Year           05/17/04         Year          05/17/04          Year       05/17/04
                                           ended        (commencement)     ended      (commencement)      ended     (commencement)
                                        12/31/2005      to 12/31/2004    12/31/2005   to 12/31/2004     12/31/2005   to 12/31/2004
                                      -------------- ---------------- --------------- --------------- --------------- --------------
                                      -------------- ---------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
from operations:
Net investment income (loss)          $        (647) $          (22)   $      4,037    $         36   $      (1,529)   $      (509)
Net realized gain (loss)                         75               1           1,689               3             766             27
Realized gain distributions                   1,818              47          30,463             250          27,710         10,588
Net change in unrealized appreciation
 (depreciation)                               1,585             802          (4,722)           (136)        (13,817)         7,450
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
 from operations                              2,831             828          31,467             153          13,130         17,556
Contract owner transactions:
Proceeds from units sold                     17,853          43,030         295,850          84,033         109,070        113,504
Cost of units redeemed                       (1,977)           (113)        (50,070)           (167)        (19,413)          (311)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease)                          15,876          42,917         245,780          83,865          89,657        113,193
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                      18,707          43,745         277,247          84,018         102,787        130,749
Net assets, beginning                        43,745               -          84,018               -         130,749              -
                                      ---------------- --------------- --------------- --------------- --------------- -------------
                                      ---------------- --------------- --------------- --------------- --------------- -------------
Net assets, ending                    $      62,452  $       43,745    $    361,265   $      84,018   $     233,536   $    130,749
                                      ================ =============== =============== =============== =============== =============
                                      ================ =============== =============== =============== =============== =============
Units sold                                   15,906          37,521         169,148          50,914          64,505         78,913
Units redeemed                               (1,692)            (97)        (28,797)           (114)        (11,398)          (191)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                      14,214          37,424         140,351          50,800          53,107         78,721
Units outstanding, beginning                 37,424               -          50,800               -          78,721              -
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Units outstanding, ending                    51,638          37,424         191,151          50,800         131,828         78,721
                                     =============== =============== =============== =============== =============== ===============
                                     =============== =============== =============== =============== =============== ===============



                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                        American Century                                         Alger
                                      --------------------------------------------------------------- ------------------------------
                                      --------------------------------------------------------------- ------------------------------
                                               Vista (Adv.)                  ULtra (Adv.)                    American Growth
                                      ------------------------------- ------------------------------- ------------------------------
                                                     For the period from             For the period from
                                           Year           05/17/04         Year          05/17/04          Year          Year
                                           ended        (commencement)     ended      (commencement)      ended          ended
                                        12/31/2005      to 12/31/2004    12/31/2005   to 12/31/2004     12/31/2005    12/31/2004
                                      -------------- ---------------- --------------- --------------- --------------- --------------
                                      -------------- ---------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
from operations:
Net investment income (loss)          $      (1,239) $          (31)   $     (2,678)   $        (42)  $    (865,527)   $(1,043,605)
Net realized gain (loss)                        359               1           1,379               3      (5,195,173)    (5,477,469)
Realized gain distributions                       -               -               -               -               -              -
Net change in unrealized appreciation
 (depreciation)                              13,082           1,493          16,100           1,643      14,759,628      9,898,067
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
 from operations                             12,202           1,463          14,801           1,604       8,698,928      3,376,993
Contract owner transactions:
Proceeds from units sold                    125,453          39,754         496,125          50,260      13,256,205     14,759,358
Cost of units redeemed                      (16,741)              -         (41,106)              -     (18,749,564)   (16,709,630)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease)                         108,712          39,754         455,019          50,260      (5,493,359)    (1,950,272)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                     120,914          41,217         469,820          51,864       3,205,56       1,426,721
Net assets, beginning                        41,217               -          51,864               -     86,343,313      84,916,592
                                      ---------------- --------------- --------------- --------------- --------------- -------------
                                      ---------------- --------------- --------------- --------------- --------------- -------------
Net assets, ending                    $     162,131  $       41,217    $    521,684    $     51,864   $ 89,548,882    $ 86,343,313
                                      ================ =============== =============== =============== =============== =============
                                      ================ =============== =============== =============== =============== =============
Units sold                                  112,635          36,669         386,059          39,386      5,650,349       6,924,021
Units redeemed                              (14,755)              -         (31,425)              -     (8,023,063)     (7,857,655)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                      97,880          36,669         354,634          39,386     (2,372,714)       (933,634)
Units outstanding, beginning                 36,669               -          39,386               -     37,865,891      38,799,525
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Units outstanding, ending                   134,549          36,669         394,020          39,386     35,493,177      37,865,891
                                     =============== =============== =============== =============== =============== ===============
                                     =============== =============== =============== =============== =============== ===============



                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                   Alger                                         Calvert
                                      ------------------------------------------------------------------ ---------------------------
                                      ------------------------------------------------------------------ ---------------------------
                                           American Balanced                American Leveraged AllCap     Social Mid-Cap Growth
                                      ------------------------------- ------------------------------- ------------------------------
                                           Year            Year             Year            Year            Year         Year
                                           ended           ended            ended           ended           ended       ended
                                        12/31/2005      12/31/2004       12/31/2005      12/31/2004      12/31/2005    12/31/2004
                                      -------------- ---------------- --------------- --------------- --------------- --------------
                                      -------------- ---------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
from operations:
Net investment income (loss)          $      20,620  $        9,866    $    (27,265)   $    (20,006)  $    (156,826)   $ (145,790)
Net realized gain (loss)                     30,804         (35,308)          3,147         (14,060)         96,693       (24,143)
Realized gain distributions                       -               -               -               -               -              -
Net change in unrealized appreciation
 (depreciation)                             283,544         192,751         314,863         158,900         (50,207)     1,104,114
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
 from operations                            334,968         167,309         290,745         124,834        (110,340)       934,181
Contract owner transactions:
Proceeds from units sold                  1,008,714       1,360,440         625,666         658,224       2,365,865      2,920,687
Cost of units redeemed                   (1,273,840)       (699,177)       (226,417)       (292,866)     (2,945,844)    (1,642,071)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease)                        (265,126)        661,263         399,249         365,358        (579,979)     1,278,616
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                      69,842         828,572         689,994         490,192        (690,319)     2,212,797
Net assets, beginning                     5,074,489       4,245,917       1,908,329       1,418,137      13,050,442     10,837,645
-                                      ---------------- --------------- --------------- --------------- --------------- -----------
                                      ---------------- --------------- --------------- --------------- --------------- -------------
Net assets, ending                    $   5,144,331  $    5,074,489    $  2,598,323    $  1,908,329   $  12,360,123   $ 13,050,442
                                      ================ =============== =============== =============== =============== =============
                                      ================ =============== =============== =============== =============== =============
Units sold                                1,104,493       1,672,986       1,225,447       1,448,706       1,146,448      1,484,042
Units redeemed                           (1,403,182)       (910,875)       (446,045)       (664,072)     (1,424,805)      (845,095)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                    (298,689)        762,111         779,402         784,634        (278,357)       638,947
Units outstanding, beginning              5,608,418       4,846,307       3,808,431       3,023,797       6,184,602      5,545,655
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Units outstanding, ending                 5,309,729       5,608,418       4,587,833       3,808,431       5,906,245      6,184,602
                                     =============== =============== =============== =============== =============== ===============
                                     =============== =============== =============== =============== =============== ===============



                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                                 Calvert
                                      ---------------------------------------------------------------------------------------------
                                      ---------------------------------------------------------------------------------------------
                                                  Income                  Social Investment Equity           New Vision Small Cap
                                      ------------------------------- ------------------------------- ------------------------------
                                           Year            Year             Year            Year            Year         Year
                                           ended           ended            ended           ended           ended       ended
                                        12/31/2005      12/31/2004       12/31/2005      12/31/2004      12/31/2005    12/31/2004
                                      -------------- ---------------- --------------- --------------- --------------- --------------
                                      -------------- ---------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
from operations:
Net investment income (loss)          $     117,448  $       84,170    $     (5,320)   $     (4,743)  $      (1,356)  $      (816)
Net realized gain (loss)                     (5,549)         11,900          28,362           9,366           4,560          2,394
Realized gain distributions                  70,221         106,358           6,916               -          12,410          2,978
Net change in unrealized appreciation
 (depreciation)                             (56,207)        (72,040)        (17,647)         18,172         (26,709)         2,704
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
 from operations                            125,913         130,388          12,311          22,795         (11,095)         7,260
Contract owner transactions:
Proceeds from units sold                  1,668,489       7,798,858          80,293         438,162          47,629         68,072
Cost of units redeemed                     (522,328)     (4,046,437)       (129,482)       (379,721)        (21,101)        (8,142)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease)                       1,146,161       3,752,421         (49,189)         58,441          26,528         59,931
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                   1,272,074       3,882,809         (36,878)         81,237          15,433         67,191
Net assets, beginning                     4,365,327         482,518         442,810         361,573         106,575         39,384
                                      ---------------- --------------- --------------- --------------- --------------- -------------
                                      ---------------- --------------- --------------- --------------- --------------- -------------
Net assets, ending                    $   5,637,401  $    4,365,327    $    405,932    $    442,810   $     122,008   $    106,575
                                      ================ =============== =============== =============== =============== =============
                                      ================ =============== =============== =============== =============== =============
Units sold                                1,414,816       6,735,920          75,114         429,053          48,083         66,843
Units redeemed                             (441,117)     (3,505,301)       (118,992)       (372,739)        (21,521)        (7,998)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                     973,699       3,230,619         (43,878)         56,314          26,562         58,845
Units outstanding, beginning              3,691,036         460,417         403,799         347,485          97,729         38,884
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Units outstanding, ending                 4,664,735       3,691,036         359,921         403,799         124,291         97,729
                                     =============== =============== =============== =============== =============== ===============
                                     =============== =============== =============== =============== =============== ===============



                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                                 T.Rowe Price
                                      ---------------------------------------------------------------------------------------------
                                      ---------------------------------------------------------------------------------------------
                                              Equity Income                    European Stock              Int'l Growth & Income
                                      ------------------------------- ------------------------------- ------------------------------
                                           Year            Year             Year            Year            Year         Year
                                           ended           ended            ended           ended           ended       ended
                                        12/31/2005      12/31/2004       12/31/2005      12/31/2004      12/31/2005    12/31/2004
                                      -------------- ---------------- --------------- --------------- --------------- --------------
                                      -------------- ---------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
from operations:
Net investment income (loss)          $     288,295  $      266,131    $        637    $        388   $       7,238   $       (384)
Net realized gain (loss)                 13,540,936         219,819           3,956           2,922          21,108            440
Realized gain distributions               4,212,862       1,784,897          26,968              45           9,365            142
Net change in unrealized appreciation
 (depreciation)                         (15,697,896)      7,542,547         (22,385)          6,479          27,725         27,845
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
 from operations                          2,344,197       9,813,394           9,176           9,834          65,436         28,043
Contract owner transactions:
Proceeds from units sold                 18,575,641      20,543,043          52,305          53,438       1,236,448        148,819
Cost of units redeemed                  (15,391,006)    (12,175,117)        (11,733)        (11,825)       (122,807)        (3,655)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease)                       3,184,635       8,367,926          40,572          41,614       1,113,641        145,164
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                   5,528,832      18,181,320          49,748          51,449       1,179,077        173,207
Net assets, beginning                    85,078,639      66,897,319          91,604          40,155         185,981         12,774
                                      ---------------- --------------- --------------- --------------- --------------- -------------
                                      ---------------- --------------- --------------- --------------- --------------- -------------
Net assets, ending                    $  90,607,471  $   85,078,639    $    141,352    $     91,604   $   1,365,058   $    185,981
                                      ================ =============== =============== =============== =============== =============
                                      ================ =============== =============== =============== =============== =============
Units sold                                6,906,201       8,577,455          43,413          50,083         666,987        102,842
Units redeemed                           (5,741,290)     (5,250,677)         (9,712)        (11,586)        (71,323)        (2,522)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                   1,164,911       3,326,778          33,701          38,497         595,664        100,320
Units outstanding, beginning             30,909,884      27,583,106          77,610          39,113         109,440          9,120
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Units outstanding, ending                32,074,795      30,909,884         111,311          77,610         705,104        109,440
                                     =============== =============== =============== =============== =============== ===============
                                     =============== =============== =============== =============== =============== ===============



                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                                 T.Rowe Price
                                      ---------------------------------------------------------------------------------------------
                                      ---------------------------------------------------------------------------------------------
                                              Mid-Cap Value                Equity Income R Class          Growth Stock Fund R Class
                                      ------------------------------- ------------------------------- ------------------------------
                                           Year            Year             Year            Year            Year         Year
                                           ended           ended            ended           ended           ended       ended
                                        12/31/2005      12/31/2004       12/31/2005      12/31/2004      12/31/2005    12/31/2004
                                      -------------- ---------------- --------------- --------------- --------------- --------------
                                      -------------- ---------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
from operations:
Net investment income (loss)          $      (9,848) $         (438)   $      3,635    $        338   $     (21,247)  $     (1,561)
Net realized gain (loss)                      5,514           4,635           4,517             100          12,602            264
Realized gain distributions                  60,647          40,409          56,872           2,409               -              -
Net change in unrealized appreciation
 (depreciation)                              11,570          20,267         (40,604)         10,322         128,177         48,874
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
 from operations                             67,883          64,873          24,420          13,169         119,532         47,577
Contract owner transactions:
Proceeds from units sold                    491,947       1,273,159       1,359,703         115,608       5,031,344        705,509
Cost of units redeemed                     (165,951)      ( 523,737)       (176,078)           (835)     (1,056,722)       (16,651)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease)                         325,996         749,422       1,183,625         114,773       3,974,622        688,858
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                     393,879         814,295       1,208,045         127,942       4,094,154        736,436
Net assets, beginning                       815,609           1,314         127,942               -         736,436              -
                                      ---------------- --------------- --------------- --------------- --------------- -------------
                                      ---------------- --------------- --------------- --------------- --------------- -------------
Net assets, ending                    $   1,209,488  $      815,609    $  1,335,987    $    127,942   $   4,830,590   $    736,436
                                      ================ =============== =============== =============== =============== =============
                                      ================ =============== =============== =============== =============== =============
Units sold                                  299,986         831,150         937,139          89,472       3,669,592        555,670
Units redeemed                             (103,537)       (341,797)       (119,894)           (592)       (812,888)       (13,036)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                     196,449         489,353         817,245          88,880       2,856,704        542,634
Units outstanding, beginning                490,289             936          88,880               -         542,634              -
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Units outstanding, ending                   686,738         490,289         906,125          88,880       3,399,338        542,634
                                     =============== =============== =============== =============== =============== ===============
                                     =============== =============== =============== =============== =============== ===============



                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                T.Rowe Price                                   Old Mutual
                                      --------------------------------------------------------------- -----------------------------
                                      --------------------------------------------------------------- -----------------------------
                                                                                       International
                                           Mid-Cap Growth R Class     Blue Chip Growth     Stock                  Growth II
                                      ------------------------------- ----------------- ------------- ------------------------------
                                                      For the period    For the period  For the period
                                           Year        from 05/17/04    from 04/20/05    from 04/20/05       Year         Year
                                           ended      (commencement)   (commencement)   (commencement)       ended       ended
                                        12/31/2005     to 12/31/2004  to  12/31/2005    to 12/31/2005      12/31/2005   12/31/2004
                                      -------------- ---------------- --------------- --------------- --------------- --------------
                                      -------------- ---------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
from operations:
Net investment income (loss)          $     (11,520) $       (2,669)   $       (154)   $          3   $     (47,393)  $    (48,451)
Net realized gain (loss)                      9,234           1,881              11               -         665,775       (447,070)
Realized gain distributions                  73,957           9,811               -               1               -              -
Net change in unrealized appreciation
 (depreciation)                              90,133          46,488           2,254              26        (262,383)       690,954
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
 from operations                            161,804          55,511           2,111              30         355,999        195,433
Contract owner transactions:
Proceeds from units sold                    767,050         651,422          37,587             459         783,249        923,750
Cost of units redeemed                      (93,230)       (121,062)           (202)              -      (1,154,872)    (1,230,753)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease)                         673,820         530,360          37,385             459        (371,623)      (307,003)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                     835,624         585,871          39,496             489         (15,624)      (111,570)
Net assets, beginning                       585,871               -               -               -       4,026,364      4,137,934
                                      ---------------- --------------- --------------- --------------- --------------- -------------
                                      ---------------- --------------- --------------- --------------- --------------- -------------
Net assets, ending                    $   1,421,495  $      585,871    $     39,496    $        489   $   4,010,740   $  4,026,364
                                      ================ =============== =============== =============== =============== =============
                                      ================ =============== =============== =============== =============== =============
Units sold                                  493,512         460,461          32,516             339         788,573      1,009,807
Units redeemed                              (62,729)        (85,751)           (169)              -      (1,180,362)    (1,350,867)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                     430,783         374,710          32,347             339        (391,789)      (341,060)
Units outstanding, beginning                374,710               -               -               -       4,157,058      4,498,118
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Units outstanding, ending                   805,493         374,710          32,347             339       3,765,269      4,157,058
                                     =============== =============== =============== =============== =============== ===============
                                     =============== =============== =============== =============== =============== ===============



                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                                 Old Mutual
                                      ---------------------------------------------------------------------------------------------
                                      ---------------------------------------------------------------------------------------------
                                         Technology & Communications            Large Cap                    Emerging Growth
                                      ------------------------------- ------------------------------- ------------------------------
                                           Year            Year             Year            Year            Year         Year
                                           ended           ended            ended           ended           ended       ended
                                        12/31/2005      12/31/2004       12/31/2005      12/31/2004      12/31/2005    12/31/2004
                                      -------------- ---------------- --------------- --------------- --------------- --------------
                                      -------------- ---------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
from operations:
Net investment income (loss)          $     (60,888) $      (67,950)   $     (3,285)   $        (44)  $          (4)  $         (4)
Net realized gain (loss)                  1,536,385        (440,715)         48,201          (2,489)             81             13
Realized gain distributions                       -               -               -               -               -              -
Net change in unrealized appreciation
 (depreciation)                          (1,143,535)        817,392         (41,284)         25,779             (52)           (12)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
 from operations                            331,962         308,727           3,632          23,246              25             (3)
Contract owner transactions:
Proceeds from units sold                  1,356,377       2,457,574          80,342         286,418              74            103
Cost of units redeemed                   (2,742,670)     (1,807,161)       (134,399)       (106,147)              -           (113)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease)                      (1,386,293)        650,413         (54,057)        180,272              74             10
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                  (1,054,331)        959,140         (50,425)        203,518              99            (13)
Net assets, beginning                     6,171,376       5,212,236         458,371         254,853             344            357
                                      ---------------- --------------- --------------- --------------- --------------- -------------
                                      ---------------- --------------- --------------- --------------- --------------- -------------
Net assets, ending                    $   5,117,045  $    6,171,376    $    407,946    $    458,371   $         443    $       344
                                      ================ =============== =============== =============== =============== =============
                                      ================ =============== =============== =============== =============== =============
Units sold                                1,679,022       3,249,881          90,898         334,287             122            156
Units redeemed                           (3,454,182)     (2,405,460)       (149,708)       (124,204)              -           (183)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                  (1,775,160)        844,422         (58,810)        210,083             122            (27)
Units outstanding, beginning              7,516,210       6,671,788         507,836         297,753             525            552
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Units outstanding, ending                 5,741,050       7,516,210         449,026         507,836             647            525
                                     =============== =============== =============== =============== =============== ===============
                                     =============== =============== =============== =============== =============== ===============



                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                                 Janus
                                      ---------------------------------------------------------------------------------------------
                                      ---------------------------------------------------------------------------------------------
                                                                                                         Advisor     Advisor Growth
                                              Worldwide Growth                Flexible Income           Forty Fund    & Income Fund
                                      ------------------------------- ------------------------------- --------------- --------------

                                                                                                     For the period For the period
                                           Year            Year             Year            Year      from 05/20/05  from 05/20/05
                                           ended           ended            ended           ended     (commencement) (commencement)
                                        12/31/2005      12/31/2004       12/31/2005      12/31/2004    to 12/31/2005  to 12/31/2005
                                      -------------- ---------------- --------------- --------------- --------------- --------------
                                      -------------- ---------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
from operations:
Net investment income (loss)          $      53,633  $     (107,351)   $    713,802    $    748,741   $          (7)  $          3
Net realized gain (loss)                 (3,774,084)     (2,446,175)        (34,686)        144,033             (12)           144
Realized gain distributions                       -               -         509,262         127,208               -            709
Net change in unrealized appreciation
 (depreciation)                           5,637,821       4,184,915      (1,065,025)       (572,042)             81            173
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
 from operations                          1,917,370       1,631,389         123,353         447,940              62          1,029
Contract owner transactions:
Proceeds from units sold                  6,930,873      10,554,742       3,687,431       4,868,933           5,443        207,477
Cost of units redeemed                  (13,655,146)    (10,678,330)    ( 3,378,897)    ( 4,820,836)           (790)        (5,792)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease)                      (6,724,273)       (123,588)        308,534          48,097           4,653        201,685
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                  (4,806,903)      1,507,801         431,887         496,037           4,715        202,714
Net assets, beginning                    50,093,879      48,586,078      16,577,849      16,081,812               -              -
                                      ---------------- --------------- --------------- --------------- --------------- -------------
                                      ---------------- --------------- --------------- --------------- --------------- -------------
Net assets, ending                    $  45,286,976  $   50,093,879    $ 17,009,736    $ 16,577,849   $       4,715   $    202,714
                                      ================ =============== =============== =============== =============== =============
                                      ================ =============== =============== =============== =============== =============
Units sold                                4,967,757       8,238,104       2,419,637       3,257,422           4,930        185,556
Units redeemed                           (9,802,888)     (8,368,099)     (2,220,824)     (3,214,900)           (749)        (5,198)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                  (4,835,131)       (129,995)        198,813          42,522           4,181        180,358
Units outstanding, beginning             35,730,498      35,860,493      10,737,951      10,695,429               -              -
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Units outstanding, ending                30,895,367      35,730,498      10,936,764      10,737,951           4,181        180,358
                                     =============== =============== =============== =============== =============== ===============
                                     =============== =============== =============== =============== =============== ===============



                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                   Janus                                       Pioneer
                                      ---------------------------------------------------------------------------------------------
                                      ---------------------------------------------------------------------------------------------
                                       Advisor Risk-
                                       Managed Large   Advisor Small
                                       Cap Growth       Cap Value              Pioneer Fund                Growth Opportunities
                                      -------------- ---------------- ------------------------------- ----------------------------
                                           Year            Year             Year            Year           Year         Year
                                           ended           ended            ended           ended         ended         ended
                                        12/31/2005      12/31/2005       12/31/2005      12/31/2004     12/31/2005    12/31/2004
                                      -------------- ---------------- --------------- --------------- --------------- --------------
                                      -------------- ---------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
from operations:
Net investment income (loss)          $         374  $           45    $      5,441    $     (7,297)  $    (306,114)  $   (265,370)
Net realized gain (loss)                        104               -          37,103        (749,524)         73,037      4,549,039
Realized gain distributions                     863              64               -               -               -              -
Net change in unrealized appreciation
 (depreciation)                                 468             (60)        257,962       1,198,487       1,480,604        (58,881)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
 from operations                              1,809              49         300,506         441,666       1,247,527      4,224,788
Contract owner transactions:
Proceeds from units sold                     34,227           3,393       1,147,453       2,225,778       5,200,068      8,211,274
Cost of units redeemed                       (2,586)              -      (2,219,033)     (1,904,210)     (6,707,996)    (5,719,836)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease)                          31,641           3,393      (1,071,580)        321,568      (1,507,928)     2,491,438
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                      33,450           3,442        (771,074)        763,234        (260,401)     6,716,227
Net assets, beginning                             -               -       7,348,840       6,585,606      25,564,926     18,848,699
                                      ---------------- --------------- --------------- --------------- --------------- -------------
                                      ---------------- --------------- --------------- --------------- --------------- -------------
Net assets, ending                    $      33,450  $        3,442    $  6,577,766    $  7,348,840   $   25,304,525  $ 25,564,926
                                      ================ =============== =============== =============== =============== =============
                                      ================ =============== =============== =============== =============== =============
Units sold                                   28,692           2,594         976,297       2,215,501        3,085,835     5,554,943
Units redeemed                               (2,115)              -      (1,896,586)     (1,920,811)      (4,001,766    (3,902,393)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                      26,577           2,594        (920,289)        294,690         (915,931)    1,652,549
Units outstanding, beginning                      -               -       6,289,040       5,994,350       15,119,508    13,466,958
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Units outstanding, ending                    26,577           2,594       5,368,751       6,289,040       14,203,577    15,119,508
                                     =============== =============== =============== =============== =============== ===============
                                     =============== =============== =============== =============== =============== ===============



                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                   Pioneer                                      AIM
                                      ---------------------------------------------------------------------------------------------
                                      ---------------------------------------------------------------------------------------------
                                       High Yield     Mid Cap Value
                                          Fund            Fund                   Dynamcis                  Financial Services
                                      -------------- ---------------- ------------------------------- -----------------------------
                                      For the period    For the period
                                       from 04/20/05    from 04/20/05        Year          Year           Year           Year
                                      (commencement)   (commencement)        ended         ended          ended          ended
                                      to 12/31/2005    to 12/31/2005       12/31/2005    12/31/2004     12/31/2005     12/31/2004
                                      -------------- ---------------- --------------- --------------- --------------- --------------
                                      -------------- ---------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
from operations:
Net investment income (loss)          $          12  $          (18)   $     (3,187)   $     (2,264)  $        (755)  $       (456)
Net realized gain (loss)                          -              60          28,181            (361)          7,425          3,393
Realized gain distributions                      64           2,528               -               -          11,121         19,830
Net change in unrealized appreciation
 (depreciation)                                 (66)           (743)         (2,052)         24,622         (20,251)        (7,225)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
 from operations                                 10           1,827          22,942          21,997          (2,460)        15,542
Contract owner transactions:
Proceeds from units sold                      1,944          79,186          68,265         186,118          39,497        114,817
Cost of units redeemed                            -          (8,378)        (87,621)       (117,556)       (173,835)       (33,561)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease)                           1,944          70,808         (19,356)         68,563        (134,338)        81,256
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                       1,954          72,635           3,586          90,560        (136,798)        96,798
Net assets, beginning                             -               -         243,294         152,734         254,418        157,620
                                      ---------------- --------------- --------------- --------------- --------------- -------------
                                      ---------------- --------------- --------------- --------------- --------------- -------------
Net assets, ending                    $       1,954  $       72,635    $    246,880    $    243,294   $     117,620   $    254,418
                                      ================ =============== =============== =============== =============== =============
                                      ================ =============== =============== =============== =============== =============
Units sold                                    1,839          76,994          30,702          91,581          38,031        106,301
Units redeemed                                    -          (8,309)        (38,431)        (57,294)       (162,452)       (31,045)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                       1,839          68,685          (7,729)         34,288        (124,420)        75,256
Units outstanding, beginning                      -               -         112,075          77,788         224,049        148,793
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Units outstanding, ending                     1,839          68,685         104,346         112,075          99,628        224,049
                                     =============== =============== =============== =============== =============== ===============
                                     =============== =============== =============== =============== =============== ===============



                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                                 AIM
                                      ---------------------------------------------------------------------------------------------
                                      ---------------------------------------------------------------------------------------------
                                             Global Health Care               Technology(3)                      Energy
                                      ------------------------------- ------------------------------- -----------------------------
                                            Year            Year             Year            Year           Year         Year
                                           ended           ended            ended           ended         ended         ended
                                        12/31/2005      12/31/2004       12/31/2005      12/31/2004     12/31/2005    12/31/2004
                                      -------------- ---------------- --------------- --------------- --------------- --------------
                                      -------------- ---------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
from operations:
Net investment income (loss)          $      (3,935) $       (3,306)   $     (2,497)   $     (2,208)  $      (4,820)  $       (909)
Net realized gain (loss)                     37,459           4,915          10,414           9,492          28,253         17,200
Realized gain distributions                  13,917               -               -               -          37,494              -
Net change in unrealized appreciation
 (depreciation)                             (23,875)         12,758          (6,068)         (2,329)         66,916            393
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
 from operations                             23,566          14,367           1,849           4,955         127,843         16,684
Contract owner transactions:
Proceeds from units sold                    100,170         230,604          51,328         220,422         611,055         84,859
Cost of units redeemed                     (114,673)        (77,350)        (43,608)       (156,789)        (78,020)       (60,493)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease)                         (14,503)        153,254           7,720          63,633         533,035         24,367
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                       9,063         167,620           9,569          68,588         660,878         41,050
Net assets, beginning                       322,613         154,993         200,997         132,409          93,802         52,752
                                      ---------------- --------------- --------------- --------------- --------------- -------------
                                      ---------------- --------------- --------------- --------------- --------------- -------------
Net assets, ending                    $     331,676  $      322,613    $    210,566    $    200,997   $     754,680   $     93,802
                                      ================ =============== =============== =============== =============== =============
                                      ================ =============== =============== =============== =============== =============
Units sold                                   76,680         225,548         194,306         432,523         346,277         69,396
Units redeemed                              (90,870)        (75,996)       (132,912)       (290,440)        (47,191)       (52,586)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                     (14,190)        149,552          61,394         142,083         299,086         16,810
Units outstanding, beginning                301,686         152,134         384,298         242,215          69,703         52,892
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Units outstanding, ending                   287,496         301,686         445,692         384,298         368,789         69,703
                                     =============== =============== =============== =============== =============== ===============
                                     =============== =============== =============== =============== =============== ===============
(3) See Note 1, Portfolio substitution.


                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                                 AIM
                                      ---------------------------------------------------------------------------------------------
                                      ---------------------------------------------------------------------------------------------
                                                 Basic Value                  Mid Cap Core Equity            Small Cap Growth
                                      ------------------------------- ------------------------------- -----------------------------
                                            Year            Year             Year            Year           Year         Year
                                           ended           ended            ended           ended         ended         ended
                                        12/31/2005      12/31/2004       12/31/2005      12/31/2004     12/31/2005    12/31/2004
                                      -------------- ---------------- --------------- --------------- --------------- --------------
                                      -------------- ---------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
from operations:
Net investment income (loss)          $      (3,303) $       (3,113)    $   (10,519)   $     (5,568)  $        (719)  $       (348)
Net realized gain (loss)                     22,034          12,834          27,412          40,466           1,022            740
Realized gain distributions                       -               -          68,783          43,699           6,475              -
Net change in unrealized appreciation
 (depreciation)                              (5,976)         13,795         (31,974)        (15,144)         (1,832)         1,765
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
 from operations                             12,755          23,516          53,702          63,453           4,946          2,157
Contract owner transactions:
Proceeds from units sold                     85,948         346,869         343,059         692,455          48,608         15,887
Cost of units redeemed                      (72,788)       (304,167)       (137,189)       (387,414)         (2,212)        (3,395)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease)                          13,160          42,702         205,870         305,041          46,396         12,491
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                      25,915          66,218         259,572         368,494          51,342         14,649
Net assets, beginning                       274,088         207,870         685,967         317,473          36,655         22,006
                                      ---------------- --------------- --------------- --------------- --------------- -------------
                                      ---------------- --------------- --------------- --------------- --------------- -------------
Net assets, ending                    $     300,003  $      274,088    $    945,539    $    685,967   $      87,997   $     36,655
                                      ================ =============== =============== =============== =============== =============
                                      ================ =============== =============== =============== =============== =============
Units sold                                   78,671         340,740         285,530         634,602          41,867         15,035
Units redeemed                              (66,161)       (298,599)       (113,007)       (358,061)         (1,884)        (3,242)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                      12,510          42,141         172,523         276,541          39,983         11,793
Units outstanding, beginning                248,793         206,652         576,403         299,862          32,156         20,363
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Units outstanding, ending                   261,303         248,793         748,926         576,403          72,139         32,156
                                     =============== =============== =============== =============== =============== ===============
                                     =============== =============== =============== =============== =============== ===============



                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                                 AIM
                                      ---------------------------------------------------------------------------------------------
                                      ---------------------------------------------------------------------------------------------
                                             Basic Value R Class              Energy Class A            Mid Cap Core Equity R Class
                                      ------------------------------- ------------------------------- -----------------------------
                                            Year            Year             Year            Year           Year         Year
                                           ended           ended            ended           ended         ended         ended
                                        12/31/2005      12/31/2004       12/31/2005      12/31/2004     12/31/2005    12/31/2004
                                      -------------- ---------------- --------------- --------------- --------------- --------------
                                      -------------- ---------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
from operations:
Net investment income (loss)          $         (65) $           (1)   $       (462)   $         (1)  $      (4,197)  $       (421)
Net realized gain (loss)                          5               -           5,115               -             418            141
Realized gain distributions                       -               -           3,083               -          35,585          6,494
Net change in unrealized appreciation
 (depreciation)                                 553              44           3,950               1          (6,924)         3,449
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
 from operations                                493              43          11,686               -          24,882          9,663
Contract owner transactions:
Proceeds from units sold                     10,484             743          51,090             758         387,181        150,815
Cost of units redeemed                            -               -          (6,861)              -         (73,401)        (1,776)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease)                          10,484             743          44,229             758         313,780        149,040
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                      10,977             785          55,915             758         338,662        158,702
Net assets, beginning                           785               -             758               -         158,702              -
                                      ---------------- --------------- --------------- --------------- --------------- -------------
                                      ---------------- --------------- --------------- --------------- --------------- -------------
Net assets, ending                    $      11,762  $          785   $      56,673    $        758   $     497,364   $    158,702
                                      ================ =============== =============== =============== =============== =============
                                      ================ =============== =============== =============== =============== =============
Units sold                                    8,626             643          26,126             469         319,867        133,653
Units redeemed                                    -               -          (3,533)              -         (60,496)        (1,517)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                       8,626             643          22,593             469         259,371        132,136
Units outstanding, beginning                    643               -             469               -         132,136              -
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Units outstanding, ending                     9,269             643          23,062             469         391,507        132,136
                                     =============== =============== =============== =============== =============== ===============
                                     =============== =============== =============== =============== =============== ===============

                                       64


                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                                 AIM
                                      ---------------------------------------------------------------------------------------------
                                      ---------------------------------------------------------------------------------------------
                                                                                                       Financial      Global Equity
                                          Small Cap Growth R Class             Technology Class A    Service Class A     Class A
                                      ------------------------------- ------------------------------- -------------- --------------
                                                      For the period
                                            Year       from 05/17/04          Year            Year           Year         Year
                                           ended      (commencement)         ended           ended         ended         ended
                                        12/31/2005     to 12/31/2004       12/31/2005      12/31/2004     12/31/2005    12/31/2004
                                      -------------- ---------------- --------------- --------------- --------------- --------------
                                      -------------- ---------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
from operations:
Net investment income (loss)          $        (327) $          (34)   $       (101)   $         (3)  $          24   $        755
Net realized gain (loss)                        894               2            (368)              -              (1)             1
Realized gain distributions                   2,550               -               -               -             276         13,710
Net change in unrealized appreciation
 (depreciation)                                (730)          1,350             565             128            (108)        (9,625)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
 from operations                              2,387           1,318              96             125             191          4,841
Contract owner transactions:
Proceeds from units sold                     20,378          13,395           4,929           6,208           2,800        172,090
Cost of units redeemed                       (3,555)              -               -               -               -             (9)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease)                          16,823          13,395           4,929           6,208           2,800        172,081
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                      19,210          14,713           5,025           6,333           2,991        176,922
Net assets, beginning                        14,713               -           6,333               -               -              -
                                      ---------------- --------------- --------------- --------------- --------------- -------------
                                      ---------------- --------------- --------------- --------------- --------------- -------------
Net assets, ending                    $      33,923  $       14,713    $     11,358    $      6,333   $       2,991   $    176,922
                                      ================ =============== =============== =============== =============== =============
                                      ================ =============== =============== =============== =============== =============
Units sold                                   18,268          13,033           3,482           4,422           2,129        121,163
Units redeemed                               (3,131)              -               -               -               -             (7)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                      15,137          13,033           3,482           4,422           2,129        121,156
Units outstanding, beginning                 13,033               -           4,422               -               -              -
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Units outstanding, ending                    28,170          13,033           7,904           4,422           2,129        121,156
                                     =============== =============== =============== =============== =============== ===============
                                     =============== =============== =============== =============== =============== ===============



                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                      Vanguard
                                      ---------------------------------------------------------------------------------------------
                                      ---------------------------------------------------------------------------------------------
                                             Short-Term Bond                     Explorer                        Ariel
                                      ------------------------------- ------------------------------- -----------------------------
                                            Year            Year             Year            Year           Year         Year
                                           ended           ended            ended           ended         ended         ended
                                        12/31/2005      12/31/2004       12/31/2005      12/31/2004     12/31/2005    12/31/2004
                                      -------------- ---------------- --------------- --------------- --------------- --------------
                                      -------------- ---------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
from operations:
Net investment income (loss)          $      13,678  $       10,124    $    (45,587)   $    (56,973)  $     (13,998)  $    (14,093)
Net realized gain (loss)                     (7,402)         (2,005)        206,901         179,834         164,386         20,116
Realized gain distributions                       -           1,498         490,029           5,255         106,680         64,197
Net change in unrealized appreciation
 (depreciation)                              (2,455)         10,215        (371,103)        379,038        (289,940)       189,230
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
 from operations                              3,821            (598)        280,240         507,153         (32,872)       259,450
Contract owner transactions:
Proceeds from units sold                    246,225         435,045       4,349,084       8,854,657         886,046      1,622,694
Cost of units redeemed                     (267,098)       (167,930)     (3,597,217)     (8,122,499)     (1,236,415)      (214,513)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease)                         (20,873)        267,114         751,867         732,156        (350,369)     1,408,181
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- -------------- --------------- --------------- --------------- --------------
Net increase (decrease)                     (17,052)        266,517       1,032,107       1,239,310        (383,241)     1,667,631
Net assets, beginning                       768,545         502,028       5,458,169       4,218,860       2,054,996        387,365
                                      ---------------- --------------- --------------- --------------- --------------- -------------
                                      ---------------- --------------- --------------- --------------- --------------- -------------
Net assets, ending                    $     751,493  $      768,545    $  6,490,276    $  5,458,169   $   1,671,755   $  2,054,996
                                      ================ =============== =============== =============== =============== =============
                                      ================ =============== =============== =============== =============== =============
Units sold                                  161,364         284,622       1,577,372       3,607,402         687,949      1,413,596
Units redeemed                             (175,468)       (110,796)     (1,370,940)     (3,338,899)       (980,131)      (184,988)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                     (14,104)        173,826         206,432         268,503        (292,182)     1,228,608
Units outstanding, beginning                503,873         330,047       2,037,046       1,768,543       1,589,544        360,936
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Units outstanding, ending                   489,769         503,873       2,243,478       2,037,046       1,297,362      1,589,544
                                     =============== =============== =============== =============== =============== ===============
                                     =============== =============== =============== =============== =============== ===============



                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                   Ariel                                          MFS(R)
                                      ---------------------------------------------------------------------------------------------
                                      ---------------------------------------------------------------------------------------------
                                            Ariel Appreciation         International New Discovery            Mid Cap Growth
                                      ------------------------------- ------------------------------- -----------------------------
                                            Year            Year             Year            Year           Year         Year
                                           ended           ended            ended           ended         ended         ended
                                        12/31/2005      12/31/2004       12/31/2005      12/31/2004     12/31/2005    12/31/2004
                                      -------------- ---------------- --------------- --------------- --------------- --------------
                                      -------------- ---------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
from operations:
Net investment income (loss)          $     (13,132) $      (11,955)   $     (6,861)  $      (6,761)  $        (681)  $       (236)
Net realized gain (loss)                    101,025          23,122         112,128          13,824           2,790            923
Realized gain distributions                  71,773          35,510         123,859          40,779               -              -
Net change in unrealized appreciation
 (depreciation)                            (138,927)         94,680          44,545          80,118            (156)         3,088
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
 from operations                             20,739         141,357         273,671         127,960           1,953          3,775
Contract owner transactions:
Proceeds from units sold                    637,404       1,050,333       1,155,439         722,702          44,382         40,057
Cost of units redeemed                     (580,554)       (274,338)       (351,947)       (304,671)        (27,894)        (3,851)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease)                          56,850         775,995         803,492         418,031          16,488         36,205
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- -------------- --------------- --------------- --------------- --------------
Net increase (decrease)                      77,589         917,352       1,077,163         545,991          18,441         39,980
Net assets, beginning                     1,544,178         626,826         858,759         312,768          50,921         10,941
                                      ---------------- --------------- --------------- --------------- --------------- -------------
                                      ---------------- --------------- --------------- --------------- --------------- -------------
Net assets, ending                    $   1,621,767  $    1,544,178    $  1,935,922    $    858,759   $      69,362   $     50,921
                                      ================ =============== =============== =============== =============== =============
                                      ================ =============== =============== =============== =============== =============
Units sold                                  554,327         961,249         704,599         547,858          42,081         39,371
Units redeemed                             (511,234)       (253,256)       (194,955)       (234,540)        (26,322)        (4,123)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                      43,093         707,993         509,644         313,318          15,759         35,248
Units outstanding, beginning              1,295,388         587,395         566,825         253,507          46,511         11,263
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Units outstanding, ending                 1,338,481       1,295,388       1,076,469         566,825          62,270         46,511
                                     =============== =============== =============== =============== =============== ===============
                                     =============== =============== =============== =============== =============== ===============



                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                 MFS(R)                                          Allianz
                                      ---------------------------------------------------------------------------------------------
                                      ---------------------------------------------------------------------------------------------
                                              Strategic Value                    Value                      PEA Renaissance
                                      ------------------------------- ------------------------------- -----------------------------
                                            Year            Year             Year            Year           Year         Year
                                           ended           ended            ended           ended         ended         ended
                                        12/31/2005      12/31/2004       12/31/2005      12/31/2004     12/31/2005    12/31/2004
                                      -------------- ---------------- --------------- --------------- --------------- --------------
                                      -------------- ---------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
from operations:
Net investment income (loss)          $      (1,954) $         (162)   $        285    $          -   $     (56,891)  $    (45,158)
Net realized gain (loss)                      6,409             761             367               5          84,861         91,804
Realized gain distributions                  32,846           3,974           6,186               -         771,776              -
Net change in unrealized appreciation
 (depreciation)                             (38,670)         10,354          (6,041)            251      (1,001,173)       364,408
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
 from operations                             (1,369)         14,927             797             257        (201,427)       411,054
Contract owner transactions:
Proceeds from units sold                    172,111          60,907         147,808           1,059       1,096,067      8,133,600
Cost of units redeemed                      (28,629)         (2,710)        (13,138)              -        (962,063)    (3,995,256)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease)                         143,482          58,197         134,670           1,059         134,004      4,138,344
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- -------------- --------------- --------------- --------------- --------------
Net increase (decrease)                     142,113          73,124         135,467           1,316         (67,423)     4,549,398
Net assets, beginning                       125,397          52,273           2,474           1,158       4,890,626        341,228
                                      ---------------- --------------- --------------- --------------- --------------- -------------
                                      ---------------- --------------- --------------- --------------- --------------- -------------
Net assets, ending                    $     267,510  $      125,397    $    137,941    $      2,474   $   4,823,203   $  4,890,626
                                      ================ =============== =============== =============== =============== =============
                                      ================ =============== =============== =============== =============== =============
Units sold                                  150,268          57,378         119,816             979          975,486     6,986,374
Units redeemed                              (24,867)         (2,456)        (10,671)              -         (840,399)   (3,431,733)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                     125,401          54,922         109,145             979          135,087     3,554,641
Units outstanding, beginning                106,724          51,802           2,093           1,114        3,862,488       307,847
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Units outstanding, ending                   232,125         106,724         111,238           2,093        3,997,575     3,862,488
                                     =============== =============== =============== =============== =============== ===============
                                     =============== =============== =============== =============== =============== ===============



                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                                 Allianz
                                      ---------------------------------------------------------------------------------------------
                                      ---------------------------------------------------------------------------------------------
                                                   PEA Value             NFJ Small Cap Value R Class        PEA Value R Class
                                      ------------------------------- ------------------------------- -----------------------------
                                            Year            Year             Year            Year           Year         Year
                                           ended            ended            ended           ended         ended         ended
                                        12/31/2005        12/31/2004      12/31/2005      12/31/2004     12/31/2005    12/31/2004
                                      -------------- ---------------- --------------- --------------- --------------- -------------
                                      -------------- ---------------- --------------- --------------- --------------- -------------
Increase (decrease) in net assets
from operations:
Net investment income (loss)          $         629  $       (2,251)   $      4,810    $        841   $         232   $         69
Net realized gain (loss)                     23,705           4,652          31,752              (1)         (4,551)             6
Realized gain distributions                  50,429           7,836          80,397           3,869          39,000          1,083
Net change in unrealized appreciation
 (depreciation)                             (65,831)         19,750         (83,735)         (2,006)        (28,913)         2,811
                                      --------------- --------------- --------------- --------------- --------------- -------------
                                      --------------- --------------- --------------- --------------- --------------- -------------
Increase (decrease) in net assets
 from operations                              8,932          29,987          33,224           2,703           5,768          3,969
Contract owner transactions:
Proceeds from units sold                    150,542         202,032       1,388,520         229,031         222,367        143,798
Cost of units redeemed                     (104,354)         (9,477)       (549,091)             (7)        (69,687)             -
                                      --------------- --------------- --------------- --------------- --------------- -------------
                                      --------------- --------------- --------------- --------------- --------------- -------------
Increase (decrease)                          46,188         192,554         839,429         229,023         152,680        143,798
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                      55,120         222,541         872,653         231,726         158,448        147,767
Net assets, beginning                       323,369         100,828         231,726               -         147,767              -
                                      ---------------- --------------- --------------- --------------- --------------- -------------
                                      ---------------- --------------- --------------- --------------- --------------- -------------
Net assets, ending                    $     378,489  $      323,369    $  1,104,379    $    231,726   $     306,215   $    147,767
                                      ================ =============== =============== =============== =============== =============
                                      ================ =============== =============== =============== =============== =============
Units sold                                  127,434         177,361         954,296         171,940         171,767        111,878
Units redeemed                              (87,071)         (7,960)       (371,584)             (5)        (54,520)             -
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                      40,362         169,401         582,712         171,935         117,247        111,878
Units outstanding, beginning                265,197          95,796         171,935               -         111,878              -
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Units outstanding, ending                   305,559         265,197         754,647         171,935         229,125        111,878
                                     =============== =============== =============== =============== =============== ===============
                                     =============== =============== =============== =============== =============== ===============



                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                    Allianz                                         PIMCO
                                      ---------------------------------------------------------------------------------------------
                                      ---------------------------------------------------------------------------------------------
                                           CCM Capital Appreciation             High Yield                  High Yield R Class
                                      ------------------------------- ------------------------------- -----------------------------
                                            Year            Year             Year            Year           Year         Year
                                           ended            ended            ended           ended         ended         ended
                                        12/31/2005        12/31/2004      12/31/2005      12/31/2004     12/31/2005    12/31/2004
                                      -------------- ---------------- --------------- --------------- --------------- --------------
                                      -------------- ---------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
from operations:
Net investment income (loss)          $        (202) $            1    $      5,083    $        426   $       7,352   $        904
Net realized gain (loss)                        309               -             167               8             321              5
Realized gain distributions                       -               -              48               -             124              -
Net change in unrealized appreciation
 (depreciation)                               1,946              90          (2,898)            791          (3,388)         2,021
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
 from operations                              2,053              91           2,400           1,225           4,409          2,930
Contract owner transactions:
Proceeds from units sold                    153,435           1,342         286,882          28,076         246,420         51,245
Cost of units redeemed                      (11,155)              -         (47,446)           (179)        (30,731)             -
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease)                         142,280           1,342         239,436          27,897         215,689         51,245
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                     144,333           1,433         241,836          29,122         220,098         54,176
Net assets, beginning                         1,433               -          29,122               -          54,176              -
                                      ---------------- --------------- --------------- --------------- --------------- -------------
                                      ---------------- --------------- --------------- --------------- --------------- -------------
Net assets, ending                    $     145,766  $        1,433    $    270,958    $     29,122   $     274,274   $    54,176
                                      ================ =============== =============== =============== =============== =============
                                      ================ =============== =============== =============== =============== =============
Units sold                                  122,905           1,210         217,739          22,694         213,510         47,551
Units redeemed                               (9,419)              -         (36,366)           (139)        (26,524)             -
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                     113,486           1,210         181,372          22,555         186,986         47,551
Units outstanding, beginning                  1,210               -          22,555               -          47,551              -
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Units outstanding, ending                   114,696           1,210         203,927          22,555         234,537         47,551
                                     =============== =============== =============== =============== =============== ===============
                                     =============== =============== =============== =============== =============== ===============



                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                    PIMCO                                   Neuberger Berman
                                      ---------------------------------------------------------------------------------------------
                                      ---------------------------------------------------------------------------------------------
                                                                                                        Millenium       Partners
                                           Total Return R Class            Fasciano (Advisor)           (Advisor)       (Advisor)
                                      ------------------------------- ------------------------------- --------------- -------------
                                            Year            Year             Year            Year           Year         Year
                                           ended            ended            ended           ended         ended         ended
                                        12/31/2005        12/31/2004      12/31/2005      12/31/2004     12/31/2005    12/31/2004
                                      -------------- ---------------- --------------- --------------- --------------- --------------
                                      -------------- ---------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
from operations:
Net investment income (loss)          $       9,424  $          414    $     (1,294)   $        (11)  $          (1)  $       (765)
Net realized gain (loss)                       (651)            148            (201)              -               -          1,691
Realized gain distributions                   7,395           7,851           5,889              79               -          9,214
Net change in unrealized appreciation
 (depreciation)                             (11,013)         (5,996)           (675)            172              24          3,884
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
 from operations                              5,155           2,417           3,719             240              23         14,024
Contract owner transactions:
Proceeds from units sold                    930,507         450,509         141,279          46,862             561        406,947
Cost of units redeemed                     (151,749)       (184,791)        (27,349)            (62)              -       (118,785)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease)                         778,758         265,717         113,930          46,800             561        288,162
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                     783,913         268,134         117,649          47,040             584        302,186
Net assets, beginning                       268,134               -          47,040               -               -              -
                                      ---------------- --------------- --------------- --------------- --------------- -------------
                                      ---------------- --------------- --------------- --------------- --------------- -------------
Net assets, ending                    $   1,052,047  $      268,134    $    164,689    $     47,040   $         584   $    302,186
                                      ================ =============== =============== =============== =============== =============
                                      ================ =============== =============== =============== =============== =============
Units sold                                  886,201         434,841         117,760          38,484             497        372,615
Units redeemed                             (144,393)       (178,517)        (22,928)            (51)              -       (115,944)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                     741,808         256,324          94,831          38,433             497        256,671
Units outstanding, beginning                256,324               -          38,433               -               -              -
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Units outstanding, ending                   998,132         256,324         133,264          38,433             497        256,671
                                     =============== =============== =============== =============== =============== ===============
                                     =============== =============== =============== =============== =============== ===============



                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                      Newberger Berman                                            Fidelity
                                      ---------------- -----------------------------------------------------------------------------
                                      ---------------- ----------------------------------------------------------------------------
                                      Focus (Advisor)                Flex Cap Growth                            Strategic Income
                                      ----------------  ----------------------------------------------   --------------------------
                                      ---------------- -----------------------------------------------   --------------------------
                                           Year                Year                Year                    Year            Year
                                           ended               Ended               ended                  ended           ended
                                        12/31/2005           12/31/2005          12/31/2005             12/31/2005      12/31/2004
                                      ----------------     ----------------     ----------------      ---------------- ------------
                                      ----------------     ----------------     ----------------      ---------------- ------------
Increase (decrease) in net assets
from operations:
Net investment income (loss)           $         (4)   $     (2,112)             $      (207)        $        3,149    $        3
Net realized gain (loss)                          -           1,244                    1,485                   (117)            -
Realized gain distributions                     115               -                        -                      -             -
Net change in unrealized appreciation
 (depreciation)                                (100)         11,848                    4,425                 (1,457)           13
                                      --------------- ---------------         ---------------         --------------- --------------
                                      --------------- ---------------         ---------------         --------------- --------------
Increase (decrease) in net assets
 from operations                                 11          10,980                    5,703                  1,575            16
Contract owner transactions:
Proceeds from units sold                        941         140,482                  178,312                225,524          1,126
Cost of units redeemed                            -         (23,566)                 (70,199)               (62,325)            (1)
                                      --------------- ---------------         ---------------         --------------- --------------
                                      --------------- ---------------         ---------------         --------------- --------------
Increase (decrease)                             941         116,916                  108,113                163,199          1,125
                                      --------------- ---------------         ---------------         --------------- --------------
                                      --------------- ---------------         ---------------         --------------- --------------
Net increase (decrease)                         952         127,896                  113,816                164,774          1,141
Net assets, beginning                             -         113,816                        -                  1,141              -
                                      ---------------- ---------------       ---------------          --------------- --------------
                                      ---------------- ---------------       ---------------          --------------- --------------
Net assets, ending                    $         952    $    241,712              $  113,816          $      165,915        $ 1,141
                                      ================ ===============       ===============          =============== =============
                                      ================ ===============       ===============          =============== =============
Units sold                                      865         115,092                 153,336                 198,254            992
Units redeemed                                    -         (19,747)                (60,792)                (55,061)            (1)
                                      --------------- ---------------         ---------------         --------------- --------------
                                      --------------- ---------------         ---------------         --------------- --------------
Net increase (decrease)                         865          95,345                  92,544                 143,192            991
Units outstanding, beginning                      -          92,544                       -                     991              -
                                      --------------- ---------------         ---------------         --------------- --------------
                                      --------------- ---------------         ---------------         --------------- --------------
Units outstanding, ending                       865         187,889                  92,544                 144,184            991
                                     =============== ===============          ===============         =============== ==============
                                     =============== ===============          ===============         =============== ==============


                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                                 Franklin Templeton
                                      ---------------------------------------------------------------------------------
                                      ---------------------------------------------------------------------------------
                                                                                                         Small-Mid Cap
                                                  Foreign                           Growth                  Growth
                                      ------------------------------- ------------------------------- -----------------
                                                      For the period                   For the period   For the period
                                            Year       from 05/17/04          Year      from 05/17/04   from 05/17/04
                                           ended      (commencement)         ended      (commencement)  (commencement)
                                        12/31/2005     to 12/31/2004       12/31/2005    to 12/31/2004  to 12/31/2005
                                      -------------- ---------------- --------------- --------------- ---------------
                                      -------------- ---------------- --------------- --------------- ---------------
Increase (decrease) in net assets
from operations:
Net investment income (loss)          $       1,675  $          327    $     26,535    $      1,221   $         (55)
Net realized gain (loss)                      2,544             229           2,121               6               -
Realized gain distributions                  20,471              47         176,388           4,169               -
Net change in unrealized appreciation
 (depreciation)                               8,589           4,851         (14,240)          4,184             783
                                      --------------- --------------- --------------- --------------- ---------------
                                      --------------- --------------- --------------- --------------- ---------------
Increase (decrease) in net assets
 from operations                             33,279           5,454         190,804           9,580             728
Contract owner transactions:
Proceeds from units sold                    256,523         199,901       3,213,993         324,567           7,036
Cost of units redeemed                      (57,280)         (2,810)       (246,852)              -               -
                                      --------------- --------------- --------------- --------------- ---------------
                                      --------------- --------------- --------------- --------------- ---------------
Increase (decrease)                         199,243         197,091       2,967,141         324,567           7,036
                                      --------------- --------------- --------------- --------------- ---------------
                                      --------------- --------------- --------------- --------------- ---------------
Net increase (decrease)                     232,522         202,545       3,157,945         334,147           7,764
Net assets, beginning                       202,545               -         334,147               -               -
                                      ---------------- --------------- --------------- --------------- ---------------
                                      ---------------- --------------- --------------- --------------- ---------------
Net assets, ending                    $     435,067  $      202,545    $  3,492,092    $    334,147   $       7,764
                                      ================ =============== =============== =============== ===============
                                      ================ =============== =============== =============== ===============
Units sold                                  198,101         160,527       2,473,947         259,477           6,061
Units redeemed                              (44,441)         (2,301)       (187,559)              -               -
                                      --------------- --------------- --------------- --------------- ---------------
                                      --------------- --------------- --------------- --------------- ---------------
Net increase (decrease)                     153,660         158,226       2,286,388         259,477           6,061
Units outstanding, beginning                158,226               -         259,477               -               -
                                      --------------- --------------- --------------- --------------- ---------------
                                      --------------- --------------- --------------- --------------- ---------------
Units outstanding, ending                   311,886         158,226       2,545,865         259,477           6,061
                                     =============== =============== =============== =============== ===============
                                     =============== =============== =============== =============== ===============



                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                                 Frank Russell
                                      ---------------------------------------------------------------------------------------------
                                      ---------------------------------------------------------------------------------------------
                                             Lifepoint Agressive           Lifepoint Balanced           Lifepoint Equity Agressive
                                      ------------------------------- ------------------------------- -----------------------------
                                                        For the period                 For the period               For the period
                                           Year         from 05/17/04      Year       from  05/17/04      Year      from 05/17/04
                                           ended        (commencement)     ended      (commencement)      ended     (commencement)
                                        12/31/2005      to 12/31/2004    12/31/2005   to 12/31/2004     12/31/2005   to 12/31/2004
                                      -------------- ---------------- --------------- --------------- --------------- --------------
                                      -------------- ---------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
from operations:
Net investment income (loss)          $       1,950  $          116    $      6,125    $        524   $         108   $          9
Net realized gain (loss)                      1,234               -             607               1             294              -
Realized gain distributions                   3,255               -           6,481             148           1,065              -
Net change in unrealized appreciation
 (depreciation)                              25,792             260          23,793             565           6,936             76
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
 from operations                             32,231             376          37,006           1,238           8,403             85
Contract owner transactions:
Proceeds from units sold                    637,899          13,953       1,210,606          61,220         161,408          1,670
Cost of units redeemed                      (27,920)              -       ( 114,375)              -          (8,244)             -
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease)                         609,979          13,953       1,096,231          61,220         153,164          1,670
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                     642,210          14,329       1,133,237          62,458         161,567          1,755
Net assets, beginning                        14,329               -          62,458               -           1,755              -
                                      ---------------- --------------- --------------- --------------- --------------- -------------
                                      ---------------- --------------- --------------- --------------- --------------- -------------
Net assets, ending                    $     656,539  $       14,329    $  1,195,695    $     62,458   $     163,322   $      1,755
                                      ================ =============== =============== =============== =============== =============
                                      ================ =============== =============== =============== =============== =============
Units sold                                  543,220          12,397       1,053,011          55,364         132,527          1,485
Units redeemed                              (23,423)              -        (101,009)              -          (6,770)             -
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                     519,797          12,397         952,001          55,364         125,757          1,485
Units outstanding, beginning                 12,397               -          55,364               -           1,485              -
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Units outstanding, ending                   532,194          12,397       1,007,366          55,364         127,242          1,485
                                     =============== =============== =============== =============== =============== ===============
                                     =============== =============== =============== =============== =============== ===============



                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                                 Frank Russell
                                      ---------------------------------------------------------------------------------------------
                                      ---------------------------------------------------------------------------------------------
                                                                        Lifepoint     Russell 2010     Russell 2020   Russell 2030
                                             Lifepoint Moderate        Conservative   Strategy Fund    Strategy Fund  Strategy Fund
                                      ------------------------------- -------------- ---------------- ---------------- ------------
                                                       For the period               For the period  For the period   For the period
                                           Year        from 05/17/04       Year       from 3/01/05   from 3/01/05    from 3/01/05
                                           ended       (commencement)     ended      (commencement)  (commencement)  (commencement)
                                        12/31/2005     to 12/31/2004    12/31/2005   to 12/31/2005    to 12/31/2005  to 12/31/2005
                                      -------------- ---------------- --------------- --------------- --------------- --------------
                                      -------------- ---------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
from operations:
Net investment income (loss)          $       2,249  $          144    $      1,272    $        621   $         388   $        153
Net realized gain (loss)                        124               -             (15)              -           1,164              -
Realized gain distributions                   2,478              63           1,073               -              38              -
Net change in unrealized appreciation
 (depreciation)                               1,923             120            (600)            719           1,973            422
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
 from operations                              6,774             327           1,730           1,340           3,563            575
Contract owner transactions:
Proceeds from units sold                    380,144          24,362         178,733         125,956         224,749         31,870
Cost of units redeemed                      (11,532)              -          (2,577)        (21,304)       (141,562)        (5,220)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease)                         368,612          24,362         176,156         104,652          83,187         26,650
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                     375,386          24,689         177,886         105,992          86,750         27,225
Net assets, beginning                        24,689               -               -               -               -              -
                                      ---------------- --------------- --------------- --------------- --------------- -------------
                                      ---------------- --------------- --------------- --------------- --------------- -------------
Net assets, ending                    $     400,075  $       24,689    $    177,886    $    105,992   $      86,750   $     27,225
                                      ================ =============== =============== =============== =============== =============
                                      ================ =============== =============== =============== =============== =============
Units sold                                  346,836          22,813         170,739         123,055         221,009         30,930
Units redeemed                              (10,537)              -          (2,475)        (20,868)       (138,021)        (5,081)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                     336,299          22,813         168,264         102,187          82,986         25,849
Units outstanding, beginning                 22,813               -               -               -               -              -
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Units outstanding, ending                   359,112          22,813         168,264         102,187          82,986         25,849
                                     =============== =============== =============== =============== =============== ===============
                                     =============== =============== =============== =============== =============== ===============



                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                      Frank Russell                                               Fifth Third
                                      ---------------- -----------------------------------------------------------------------------
                                      ---------------- ----------------------------------------------------------------------------
                                      Russell 2040        Mid Cap Value         Mid Cap Growth        Strategic Income  Technology
                                      Strategy Fund         (Advisor)            (Advisor)              (Advisor)        (Advisor)
                                      ----------------  ----------------        ----------------    ---------------- ---------------
                                      ----------------  ----------------        ----------------    ---------------- ---------------
                                      For the period
                                        from 3/01/05            Year                Year                    Year            Year
                                      (commencement)           Ended               ended                  ended           ended
                                       to 12/31/2005         12/31/2005          12/31/2005             12/31/2005      12/31/2005
                                      ----------------     ----------------     ----------------      ---------------- ------------
                                      ----------------     ----------------     ----------------      ---------------- ------------
Increase (decrease) in net assets
from operations:
Net investment income (loss)          $          12  $          (41)             $        (8)         $           4   $       (102)
Net realized gain (loss)                          -              19                        -                      -              7
Realized gain distributions                       -             482                       33                      1              -
Net change in unrealized appreciation
 (depreciation)                                   9            (195)                      55                      1          2,408
                                      --------------- ---------------         ---------------         --------------- --------------
                                      --------------- ---------------         ---------------         --------------- --------------
Increase (decrease) in net assets
 from operations                                 21             265                       80                      6          2,313
Contract owner transactions:
Proceeds from units sold                      2,165           6,314                    2,769                    626         46,990
Cost of units redeemed                            -            (644)                       -                      -              -
                                      --------------- ---------------         ---------------         --------------- --------------
                                      --------------- ---------------         ---------------         --------------- --------------
Increase (decrease)                           2,165           5,670                    2,769                    626         46,990
                                      --------------- ---------------         ---------------         --------------- --------------
                                      --------------- ---------------         ---------------         --------------- --------------
Net increase (decrease)                       2,186           5,935                    2,849                    632         49,303
Net assets, beginning                             -               -                        -                      -              -
                                      ---------------- ---------------       ---------------          --------------- --------------
                                      ---------------- ---------------       ---------------          --------------- --------------
Net assets, ending                    $       2,186  $        5,935              $     2,849          $         632   $     49,303
                                      ================ ===============       ===============          =============== =============
                                      ================ ===============       ===============          =============== =============
Units sold                                    2,065           5,667                    2,316                    585         42,128
Units redeemed                                    -            (576)                       -                      -              -
                                      --------------- ---------------         ---------------         --------------- --------------
                                      --------------- ---------------         ---------------         --------------- --------------
Net increase (decrease)                       2,065           5,091                    2,316                    585         42,128
Units outstanding, beginning                      -               -                        -                      -              -
                                      --------------- ---------------         ---------------         --------------- --------------
                                      --------------- ---------------         ---------------         --------------- --------------
Units outstanding, ending                     2,065           5,091                    2,316                    585         42,128
                                     =============== ===============          ===============         =============== ==============
                                     =============== ===============          ===============         =============== ==============


                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                          Dreyfus                                        Lord Abbett
                                      ---------------------------------------------------------------------------------------------
                                      ---------------------------------------------------------------------------------------------
                                                                         Premier
                                      Premier New     Premier Third   Structured Mid  Premier Small
                                        Leader           Century           Cap         Cap Value    Mid Cap Value   Small-Cap Blend
                                      -------------- --------------  -------------- --------------  --------------   --------------
                                           Year            Year            Year            Year          Year             Year
                                          ended            ended          ended           ended          ended            ended
                                        12/31/2005      12/31/2005      12/31/2005      12/31/2005     12/31/2005      12/31/2005
                                      -------------- ---------------- --------------- --------------- --------------- -------------
                                      -------------- ---------------- --------------- --------------- --------------- -------------
Increase (decrease) in net assets
from operations:
Net investment income (loss)          $         104  $           (6)   $       (556)   $          -   $           6   $       (226)
Net realized gain (loss)                          -               -             140               -               -             90
Realized gain distributions                   2,405               -           2,021               2             134            588
Net change in unrealized appreciation
 (depreciation)                              (2,773)             19           5,725              (4)            (82)        (2,952)
                                      --------------- --------------- --------------- --------------- --------------- -------------
                                      --------------- --------------- --------------- --------------- --------------- -------------
Increase (decrease) in net assets
 from operations                               (264)             13           7,330              (2)             58         (2,500)
Contract owner transactions:
Proceeds from units sold                     66,394           2,152         147,739             259           2,313        506,646
Cost of units redeemed                           (1)              -         (47,659)              -               -       (193,104)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease)                          66,393           2,152         100,080             259           2,313        313,542
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                      66,129           2,165         107,410             257           2,371        311,042
Net assets, beginning                             -               -               -               -               -              -
                                      ---------------- --------------- --------------- --------------- --------------- -------------
                                      ---------------- --------------- --------------- --------------- --------------- -------------
Net assets, ending                    $      66,129  $        2,165    $    107,410    $        257   $       2,371   $    311,042
                                      ================ =============== =============== =============== =============== =============
                                      ================ =============== =============== =============== =============== =============
Units sold                                   57,614           2,120         144,127             246           2,177        431,877
Units redeemed                                   (2)              -         (47,701)              -               -       (164,312)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                      57,612           2,120          96,426             246           2,177        267,565
Units outstanding, beginning                      -               -               -               -               -              -
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Units outstanding, ending                    57,612           2,120          96,426             246           2,177        267,565
                                     =============== =============== =============== =============== =============== ===============
                                     =============== =============== =============== =============== =============== ===============

                                       77




                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                       Lord Abbett              Thornburg                              Oppenheimer
                                      ------------- --------------------------------- ---------------------------------------------
                                      ------------- --------------------------------- ---------------------------------------------
                                                                                                                     International
                                       Small-Cap                      International   Developing    International    Small Company
                                          Value       Core Growth         Value       Market Fund     Bond Fund           Fund
                                      -------------- --------------  -------------- --------------  --------------   --------------
                                                                                      For the period For the period  For the period
                                           Year            Year            Year        from 5/20/05    from 5/20/05   from 5/20/05
                                          ended            ended          ended      (commencement)   (commencement)  (commencement)
                                        12/31/2005      12/31/2005      12/31/2005     to 12/31/05    to 12/31/05      to 12/31/05
                                      -------------- ---------------- --------------- --------------- --------------- --------------
                                      -------------- ---------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
from operations:
Net investment income (loss)          $        (507) $         (475)   $       (688)   $      2,290   $          66   $         (8)
Net realized gain (loss)                        371           1,531           5,895             (83)              -              -
Realized gain distributions                   6,857           1,185           6,490           8,555              13            297
Net change in unrealized appreciation
 (depreciation)                               2,581          13,476          38,886          23,235             (75)           (92)
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease) in net assets
 from operations                              9,302          15,717          50,583          33,997               4            197
Contract owner transactions:
Proceeds from units sold                    120,782         404,365       1,017,074         303,870           3,256          3,775
Cost of units redeemed                      (55,167)        (30,695)       (150,191)        (16,623)              -              -
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Increase (decrease)                          65,615         373,670         866,883         287,247           3,256          3,775
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                      74,917         389,387         917,466         321,244           3,260          3,972
Net assets, beginning                             -               -               -               -               -              -
                                      ---------------- --------------- --------------- --------------- --------------- -------------
                                      ---------------- --------------- --------------- --------------- --------------- -------------
Net assets, ending                    $      74,917  $      389,387    $    917,466    $    321,244   $       3,260   $      3,972
                                      ================ =============== =============== =============== =============== =============
                                      ================ =============== =============== =============== =============== =============
Units sold                                  120,933         342,223         890,971         249,657           3,034          3,097
Units redeemed                              (55,994)        (25,761)       (136,297)        (14,251)              -              -
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Net increase (decrease)                      64,939         316,462         754,674         235,406           3,034          3,097
Units outstanding, beginning                      -               -               -               -               -              -
                                      --------------- --------------- --------------- --------------- --------------- --------------
                                      --------------- --------------- --------------- --------------- --------------- --------------
Units outstanding, ending                    64,939         316,462         754,674         235,406           3,034          3,097
                                     =============== =============== =============== =============== =============== ===============
                                     =============== =============== =============== =============== =============== ===============


                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                Oppenheimer                                                AllianceBernstein
                                      ------------------------------------------------------------ --------------------------------
                                      ------------------------------------------------------------ -------------------------------
                                       Main Street       Small Cap Value         International       Global Value R  Value Fund
                                      Opportunity Fund        Fund               Value R Class            Class         R Class
                                      ----------------  ----------------        ----------------    ---------------- ---------------
                                      ----------------  ----------------        ----------------    ---------------- ---------------
                                      For the period      For the period        For the period        For the period  For the period
                                       from 5/20/05        from 5/20/05           from 5/20/05         from 5/20/05    from 5/20/05
                                      (commencement)       (commencement)       (commencement)        (commencement) (commencement)
                                       to 12/31/2005       to 12/31/2005         to 12/31/2005        to 12/31/2005   to 12/31/2005
                                      ----------------     ----------------     ----------------      ---------------- ------------
                                      ----------------     ----------------     ----------------      ---------------- ------------
Increase (decrease) in net assets
from operations:
Net investment income (loss)          $           -       $      (6)             $        21          $          82   $         27
Net realized gain (loss)                          -               -                        -                      -              -
Realized gain distributions                      99             171                       98                    731            121
Net change in unrealized appreciation
 (depreciation)                                 (23)            (99)                     (33)                  (357)          (157)
                                      --------------- ---------------         ---------------         --------------- --------------
                                      --------------- ---------------         ---------------         --------------- --------------
Increase (decrease) in net assets
 from operations                                 76              66                       86                    456             (9)
Contract owner transactions:
Proceeds from units sold                      2,875           3,174                    2,064                371,914          3,374
Cost of units redeemed                            -               -                        -                      -              -
                                      --------------- ---------------         ---------------         --------------- --------------
                                      --------------- ---------------         ---------------         --------------- --------------
Increase (decrease)                           2,875           3,174                    2,064                371,914          3,374
                                      --------------- ---------------         ---------------         --------------- --------------
                                      --------------- ---------------         ---------------         --------------- --------------
Net increase (decrease)                       2,951           3,240                    2,150                372,370          3,365
Net assets, beginning                             -               -                        -                      -              -
                                      ---------------- ---------------       ---------------          --------------- --------------
                                      ---------------- ---------------       ---------------          --------------- --------------
Net assets, ending                    $       2,951  $        3,240              $    2,150           $     372,370   $      3,365
                                      ================ ===============       ===============          =============== =============
                                      ================ ===============       ===============          =============== =============
Units sold                                    2,741           2,877                   1,819                 324,509          3,197
Units redeemed                                    -               -                       -                       -              -
                                      --------------- ---------------         ---------------         --------------- --------------
                                      --------------- ---------------         ---------------         --------------- --------------
Net increase (decrease)                       2,741           2,877                   1,819                 324,509          3,197
Units outstanding, beginning                      -               -                       -                       -              -
                                      --------------- ---------------         ---------------         --------------- --------------
                                      --------------- ---------------         ---------------         --------------- --------------
Units outstanding, ending                     2,741           2,877                   1,819                 324,509          3,197
                                     =============== ===============          ===============         =============== ==============
                                     =============== ===============          ===============         =============== ==============

                            AUL American Unit Trust
                          NOTES TO FINANCIAL STATEMENTS


1.   Summary of Significant Accounting Policies

The AUL American Unit Trust (Variable Account) was established by American United Life Insurance Company(R) (AUL) on August 17, 1989, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account of AUL and invests exclusively in shares of mutual fund portfolios offered by OneAmerica(R) Funds, Inc. (OneAmerica(R) Funds); Fidelity Variable Insurance Products Fund, Fidelity Advisor Funds (Fidelity); American Century Variable Portfolios, Inc., American Century Capital Portfolios, Inc., American Century Quantitative Equity Funds, Inc., American Century World Mutual Funds, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc., American Century Ginnie Mae Fund, American Century Government Income Trust (American Century); Alger American Funds (Alger); Calvert Variable Series, Calvert Income Fund, Calvert Social Investment Fund, Calvert New Vision Small Cap Fund (Calvert); T. Rowe Price Equity Income Fund, T. Rowe Price International Fund, Inc., T. Rowe Price Growth Stock Fund,
T. Rowe Price International  Growth & Income Funds, T. Rowe Price Mid Cap Value,
T. Rowe Price Mid-Cap Growth, T. Rowe Price Blue Chip Growth Fund (T. Rowe Price); Old Mutual Insurance Series Funds, Inc., Old Mutual Funds, Inc. (Old Mutual); Janus Aspen Series, Janus Advisor Series (Janus); Pioneer Fund, Pioneer Bond Fund, Pioneer High Yield, Pioneer Mid-Cap Value, Pioneer Oak Ridge Large Cap Growth, Pioneer Papp Small and Mid Cap Growth, Pioneer Small Cap Value, and Pioneer Variable Life Contracts Trust (Pioneer); State Street Institutional Investment Trust (State Street); AIM Stock Funds, Inc., AIM Sector Funds, Inc., AIM Growth Series (AIM); Vanguard Explorer Fund, Inc., Vanguard Fixed Income Securities Funds (Vanguard); Ariel Mutual Funds, Inc. (Ariel); MFS(R) Value Fund, MFS(R) Mid Cap Growth Fund, MFS(R) Strategic Value Fund, MFS(R) International New Discovery Fund (MFS(R) ); Pacific Investment Management Series (PIMCO), Allianz Funds (Allianz); Neuberger Berman LLC (Neuberger Berman); Franklin Capital Growth Fund, Franklin Flex Cap Growth Fund, Franklin Strategic Series, Templeton Foreign Fund, Templeton Growth Fund (Franklin and Templeton); Russell Funds, LifePoints Funds (Frank Russell); Fifth Third Funds (Fifth Third); Dreyfus Growth and Value Funds, Inc. (Dreyfus); Lord Abbett Developing Growth, Inc., Lord Abbett Research Fund, Inc., Lord Abbett Mid-Cap Value, Inc., Lord Abbett Blend Trust (Lord Abbett); Thornburg Investment Trust (Thornburg); Oppenheimer Funds (Oppenheimer); and AllianceBernstein Value Funds, and Alliance Bernstein Growth Funds (AllianceBernstein).

Reorganizations

     On October 21, 2003, a meeting of the shareholders of AIM Telecommunication Fund (Closing Fund) approved an Agreement and Plan of Reorganization (Agreement) under which all of the assets of the AIM Telecommunications Fund were transferred to AIM Technology Fund (Buying Fund).

     Effective   at  the  close  of   business  on  November   24,   2003,   AIM
     Telecommunications  Fund assets were  transferred to AIM Technology Fund.

     As a result of the Agreement, Class S units and accumulation unit value were established in the AIM Technology Fund, Class S units represent those units that were previously issued by the AIM Telecommunication Fund. The units that existed in the AIM Technology Fund prior to the Agreement are now classified as Class O.

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (Continued)



1.  Summary of Significant Accounting Policies (continued)

     On September 22, 2003, the Board of Managers of AUL Pooled Equity Fund B (Fund B) and the Board of Directors of OneAmerica Funds, Inc. approved a Reorganization Plan (Plan) of Fund B. The Participants of Fund B also approved the Plan. The Plan provided for a transfer of all assets and liabilities of Fund B (adjusted for liabilities relating to insurance charges) to purchase Class O shares of the OneAmerica Value Subaccount (Value Subaccount). Immediately after the reorganization, interests in the Value Subaccount had a value identical to the value of the Participants' interests in Fund B immediately before the reorganization. Obligations under variable annuity contracts ("Contracts") issued by AUL and formerly supported by the assets of Fund B are supported by the assets of the Value Subaccount after the reorganization.

     As of December 10, 2004, the Safeco RST Core Equity merged with the Pioneer VCT Portfolio and the Safeco RST Growth Opportunities became the Pioneer Growth Opportunities. As of October 15, 2004 all the INVESCO Investments Funds became AIM Funds.

ACCUMULATION UNIT CLASSES

     OneAmerica Funds, Inc.

         Value Portfolio

          Class O - Represents those units that were originally issued by the sub account.

          Class S - Represents those units that were substituted October 29,
                    2004 through a reorganization of AUL Pooled Equity Fund B.

         Asset Director Portfolio

          Class O - Represents those units that were originally issued by the subaccount.

          Class S - Represents those units that were substituted November 1,
                    2002 through a reorganization of OneAmerica Tactical Asset Allocation Portfolio.

     American Century Funds:
         Strategic Allocation Aggressive Portfolio
         Strategic Allocation Conservative Portfolio
         Strategic Allocation Moderate Portfolio

          Class O - Represents those units that were originally issued by the subaccount.


          Class S - Represents those units that were substituted on November 1, 2002 through a reorganization of OneAmerica Conservative Investor, Aggressive Investor and Moderate Investor Portfolios.

    AIM Funds:
         Technology Portfolio

               Class O -Represents  those units that were  originally  issued by the sub account.

               Class  S -Represents  those  units  that  were  substituted  on
                        November   24,   2003   through   a    reorganization
                        of AIM Telecommunications Portfolio.

                             AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (Continued)


Security Valuation, Transactions and Related Investment Income

The value of the investments is based on the Net Asset Value (NAV) reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.


Related Party Transactions

AUL, the sponsor of the Variable Account, also serves as the investment advisor for OneAmerica Funds, a mutual fund offered by the Variable Account. OneAmerica Funds is comprised of Value, Money Market, Asset Director, and Investment Grade Bond portfolios. OneAmerica Funds also holds four advisor portfolios, Value (Advisor), Money Market (Advisor), Asset Director (Advisor), and Investment Grade Bond (Advisor). OneAmerica Funds has an investment advisory agreement with AUL. Under the investment advisory agreement, the investment advisor is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each portfolio as follows:

     Value         0.50%            Investment Grade Bond                0.50%
     Money Market  0.40%            Asset Director                       0.50%

Such fees are included in the calculation of the Net Asset Value per share of the underlying mutual funds.

As well, the OneAmerica Advisor Funds pay a 12b-1 fee to the American United Life Insurance Company equal to .30%.

Taxes

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                             AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (Continued)

2. Account Charges

AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities.

AUL deducts an annual administrative charge from each participant's account, which may not exceed $50 per year. The charge is assessed every quarter on a participant's account if it is in existence on the quarterly contract anniversary, and the charge is assessed only during the accumulation period. Administration charges are waived if the account balance exceeds a certain amount. The charges incurred during the year ended December 31, 2005 and December 31, 2004 were $187,626 and $290,154, respectively.

On certain contracts, AUL may assess a withdrawal charge on withdrawals that exceed 10% of the participant's account value as of the last contract anniversary preceding the request for the withdrawal. However, the contract owner has a right to a full refund of the contributions made under a contract for any reason within ten days of the original contract purchase. The amount of the withdrawal charge varies depending upon the contract and the number of years the participant's account has been in existence. The withdrawal charge for a recurring contribution contract is as follows:


         Account Year                                     Withdrawal Charge
           1 - 5                                                 8%
           6 - 10                                                4%
        11 or more                                               0%

The aggregate withdrawal charges will not exceed 8.5% of the contributions made by or on behalf of a participant under a contract. On other contracts, AUL may assess withdrawal charges ranging from 7% to 0%, depending on the account year. The charges incurred during the year ended December 31, 2005 and the year ended December 31, 2004 were $517,593 and $707,923 respectively. The account charges are recorded as redemption in the accompanying statement of changes in net assets.

Mortality and Expense Risk Charges

AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charge is equal, on an annual basis, to not greater than 1.25% of the average daily net assets of each investment account. AUL guarantees that the mortality and expense charge shall not increase. The charges incurred during the periods ended December 31, 2005 and December 31, 2004 were $14,632,205 and $13,644,075, respectively. In addition to these fees, AUL may assess account charges as described above.

3. Accumulation Unit Value

A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                             AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (Continued)

3. Accumulation Unit Value - (continued)
                                                                                 Expenses as a
                                                      Unit        Net Assets     % of Average         Total
                                                      Value         (000s)        Net Assets          Return
                                                   ------------ --------------- ----------------    -----------

---------------------------------------------------------------------------------------------------------------
                                                   Class O
---------------------------------------------------------------------------------------------------------------
OneAmerica Funds:
     Value(1)

                           December 31, 2005      $   5.46        $100,532           1.25%                8.5%
                                        2004          5.03          87,636           1.25%               13.5%
                                        2003          4.43          71,907           1.25%               34.7%
                                        2002          3.29          52,224           1.25%               -8.1%
                                        2001          3.58          50,118           1.25%                9.9%

     Money Market

                           December 31, 2005          1.47          30,077           1.25%                1.4%
                                        2004          1.45          30,733           1.25%                0.0%
                                        2003          1.45          31,794           1.25%               -0.7%
                                        2002          1.46          33,035           1.25%                0.1%
                                        2001          1.46          30,945           1.25%                2.3%

     Investment Grade Bond

                           December 31, 2005          2.39          29,501           1.25%                0.8%
                                        2004          2.37          30,291           1.25%                3.0%
                                        2003          2.30          30,522           1.25%                3.6%
                                        2002          2.22          31,218           1.25%                6.6%
                                        2001          2.09          22,518           1.25%                5.7%

     Asset Director(2)

                           December 31, 2005          4.08          63,869           1.25%                6.5%
                                        2004          3.83          57,088           1.25%               10.1%
                                        2003          3.48          46,623           1.25%               26.1%
                                        2002          2.76          36,320           1.25%               -3.8%
                                        2001          2.87          36,622           1.25%                9.2%

     Asset Director (Advisor)

                           December 31, 2005          1.51           1,098           1.25%                5.6%
                                        2004          1.43             340           1.25%                0.7%
                                        2003          1.42               -              -                32.7%
                                 May 1, 2003*         1.07               -              -                 0.0%
     Value (Advisor)

                           December 31, 2005          1.74             987           1.25%                8.1%
                                        2004          1.61               -           1.25%               23.8%
                                        2003          1.30               -              -                23.8%
                                 May 1, 2003*         1.05               -              -                 0.0%

     Investment Grade Bond (Advisor)

                           December 31, 2005          1.05             467           1.25%                0.0%
                                        2004          1.05              84           1.25%                2.9%
                                        2003          1.02               -              -                 1.0%
                                 May 1, 2003*         1.01               -              -                 0.0%

     Money Market (Advisor)

                           December 31, 2005          1.00             393           1.25%                2.0%
                                        2004          0.98               -              -               - 1.0%
                                        2003          0.99               -              -               - 1.0%
                                 May 1, 2003*         1.00               -              -                 0.0%




                             AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (Continued)


3. Accumulation Unit Value - Class O (continued)

                                                                                 Expenses as a
                                                      Unit        Net Assets     % of Average         Total
                                                      Value         (000s)        Net Assets          Return
                                                   ------------ --------------- ----------------    -----------
Fidelity:
     VIP High Income
                           December 31, 2005      $   1.60        $ 23,355           1.25%                1.9%
                                        2004          1.57          25,346           1.25%                8.3%
                                        2003          1.45          24,844           1.25%               25.0%
                                        2002          1.16          18,514           1.25%                2.0%
                                        2001          1.13          17,819           1.25%              -12.8%
     VIP Growth
                           December 31, 2005          2.69         133,176           1.25%                4.7%
                                        2004          2.57         143,102           1.25%                2.0%
                                        2003          2.52         137,228           1.25%               31.3%
                                        2002          1.92         100,027           1.25%              -31.0%
                                        2001          2.78         141,930           1.25%              -18.7%
     VIP Overseas
                           December 31, 2005          2.19          34,747           1.25%               17.7%
                                        2004          1.86          29,785           1.25%               12.0%
                                        2003          1.66          23,915           1.25%               41.9%
                                        2002          1.17          15,759           1.25%              -21.3%
                                        2001          1.49          18,651           1.25%              -22.2%
     VIP Asset Manager
                           December 31, 2005          2.05          97,668           1.25%                2.5%
                                        2004          2.00         106,757           1.25%                4.2%
                                        2003          1.92         102,548           1.25%               16.4%
                                        2002          1.65          87,615           1.25%               -9.9%
                                        2001          1.83          95,701           1.25%               -5.3%
     VIP Equity-Income
                           December 31, 2005          2.47          28,495           1.25%                4.7%
                                        2004          2.36          29,596           1.25%                9.8%
                                        2003          2.15          26,773           1.25%               28.7%
                                        2002          1.67          20,326           1.25%              -17.9%
                                        2001          2.03          25,139           1.25%               -6.1%
     VIP Contrafund(R)
                           December 31, 2005          3.50         107,862           1.25%               15.5%
                                        2004          3.03          84,583           1.25%               13.9%
                                        2003          2.66          65,851           1.25%               27.3%
                                        2002          2.09          48,121           1.25%              -10.5%
                                        2001          2.34          50,724           1.25%              -13.3%

     Advisor Diversified International
                           December 31, 2005          1.95             476           1.25%               17.5%
                                        2004          1.66             392           1.25%               16.9%
                                        2003          1.42               -              -                36.5%
                                 May 1, 2003 *        1.04               -              -                 0.0%
     Advisor Dividend Growth
                           December 31, 2005          1.27             357           1.25%                1.6%
                                        2004          1.25              43           1.25%                4.2%
                                        2003          1.20               -              -                17.6%
                                 May 1, 2003 *        1.02               -              -                 0.0%

                             AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (Continued)

3. Accumulation Unit Value - Class O (continued)
                                                                                 Expenses as a
                                                      Unit        Net Assets     % of Average         Total
                                                      Value         (000s)        Net Assets          Return
                                                 ------------ --------------- ----------------    -----------
Fidelity: (continued)
     Advisor Equity Income
                           December 31, 2005      $   1.48       $     212           1.25%                5.0%
                                        2004          1.41              59           1.25%               10.2%
                                        2003          1.28               -              -                24.3%
                                 May 1, 2003 *        1.03               -              -                 0.0%
     Advisor Growth Opportunities
                           December 31, 2005          1.18              52           1.25%                7.3%
                                        2004          1.10              25           1.25%               10.0%
                                 May 1, 2004 *        1.00               -              -                 0.0%
     Advisor Mid Cap
                           December 31, 2005          1.71             323           1.25%                6.9%
                                        2004          1.60             220           1.25%               14.3%
                                        2003          1.40               -              -                34.6%
                                 May 1, 2003 *        1.04               -              -                 0.0%
     Advisor Overseas
                           December 31, 2005          1.34              48           1.25%               12.6%
                                        2004          1.19              33           1.25%               19.0%
                                 May 1, 2004 *        1.00               -              -                 0.0%
     Advisor Small Cap
                           December 31, 2005          1.81           1,720           1.25%                5.8%
                                        2004          1.71             268           1.25%               22.1%
                                        2003          1.40               -              -                34.6%
                                 May 1, 2003 *        1.04               -              -                 0.0%
     Advisor Equity Growth
                           December 31, 2005          1.12               2           1.25%                4.7%
                                        2004          1.07               -              -                 7.0%
                                May 17, 2004 *        1.00               -              -                 0.0%

     Advisor International Capital Appreciation
                           December 31, 2005          1.33               2           1.25%               33.0%
                                May 17, 2004 *        1.00               -              -                 0.0%
     Advisor New Insights
                           December 31, 2005          1.18              35           1.25%               18.0%
                                May 20, 2005 *        1.00               -              -                 0.0%
     Advisor Freedom 2025
                           December 31, 2005          1.06              22           1.25%                6.0%
                               March 1, 2005 *        1.00               -              -                 0.0%
     Advisor Freedom 2035
                           December 31, 2005          1.06              20           1.25%                6.0%
                               March 1, 2005 *        1.00               -              -                 0.0%
     Advisor Freedom 2010
                           December 31, 2005          1.04              21           1.25%                4.0%
                               March 1, 2005 *        1.00               -              -                 0.0%



                             AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (Continued)

3. Accumulation Unit Value - Class O (continued)
                                                                                 Expenses as a
                                                      Unit        Net Assets     % of Average         Total
                                                      Value         (000s)        Net Assets          Return
                                                   ------------ --------------- ----------------    -----------
     Advisor Freedom 2020
                           December 31, 2005      $   1.05        $     42           1.25%                5.0%
                              March 1, 2005 *         1.00               -              -                 0.0%
     Advisor Freedom 2030
                           December 31, 2005          1.06              24           1.25%                6.0%
                              March 1, 2005 *         1.00               -              -                 0.0%
     Advisor Freedom 2040
                           December 31, 2005          1.06              18           1.25%                6.0%
                              March 1, 2005 *         1.00               -              -                 0.0%
     Advisor Freedom 2015
                           December 31, 2005          1.05              98           1.25%                5.0%
                               March 1, 2005 *        1.00               -              -                 0.0%
State Street:
     Equity 500 Index
                           December 31, 2005          2.94         195,777           1.25%                3.5%
                                        2004          2.84         200,467           1.25%                9.2%
                                        2003          2.60         182,098           1.25%               26.8%
                                        2002          2.05         136,608           1.25%              -23.3%
                                        2001          2.68         171,750           1.25%              -13.3%
     Equity 500 Index R-Class
                           December 31, 2005          1.04             104           1.25%                4.0%
                                June 3, 2005 *        1.00               -              -                 0.0%
American Century:
     VP Capital Appreciation
                           December 31, 2005          1.67          10,947           1.25%               21.0%
                                        2004          1.38           8,027           1.25%                6.2%
                                        2003          1.30           7,707           1.25%               19.3%
                                        2002          1.09           6,076           1.25%              -22.2%
                                        2001          1.41           7,288           1.25%              -29.0%
     Equity Income

                           December 31, 2005          1.45           3,154           1.25%                0.7%
                                        2004          1.44           2,621           1.25%               11.6%
                                        2003          1.29           1,419           1.25%               22.9%
                                        2002          1.05             485           1.25%               -6.2%
                                        2001          1.12              12           1.25%                6.9%
                                 May 1, 2001 *        1.05               -              -                 0.0%
     Small Cap Value
                           December 31, 2005          1.87           7,057           1.25%                6.9%
                                        2004          1.75           5,258           1.25%               20.7%
                                        2003          1.45           1,948           1.25%               34.3%
                                        2002          1.08             557           1.25%              -12.5%
                                        2001          1.24              21           1.25%               13.9%
                                 May 1, 2001 *        1.08               -              -                 0.0%

                             AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (Continued)

3. Accumulation Unit Value - Class O (continued)
                                                                                 Expenses as a
                                                      Unit        Net Assets     % of Average         Total
                                                      Value         (000s)        Net Assets          Return
                                                   ------------ --------------- ----------------    -----------

American Century: (continued)
     Income & Growth

                           December 31, 2005      $   1.11        $    284           1.25%                3.7%
                                        2004          1.07             276           1.25%               11.5%
                                        2003          0.96             104           1.25%               28.0%
                                        2002          0.75              54           1.25%              -20.4%
                                        2001          0.94               1           1.25%               -8.0%
                                 May 1, 2001 *        1.02               -              -                 0.0%

     International Growth
                           December 31, 2005          2.11           1,015           1.25%               12.2%
                                        2004          1.88             741           1.25%               13.9%
                                        2003          1.65             721           1.25%               23.1%
                                        2002          1.34             174           1.25%              -20.3%
                                        2001          1.68               -              -               -17.1%
                                 May 1, 2001 *        2.02               -              -                 0.0%
     Ultra
                           December 31, 2005          2.33             721           1.25%                0.9%
                                        2004          2.31             662           1.25%                9.5%
                                        2003          2.11             846           1.25%               24.1%
                                        2002          1.70             539           1.25%              -24.1%
                                        2001          2.24               -              -                -7.6%
                                 May 1, 2001 *        2.43               -              -                 0.0%
     Select
                           December 31, 2005          2.10              42           1.25%                0.0%
                                        2004          2.10              31           1.25%                5.5%
                                        2003          1.99             214           1.25%               23.6%
                                        2002          1.61             148           1.25%              -23.7%
                                        2001          2.11               -              -               -12.4%
                                 May 1, 2001 *        2.41               -              -                 0.0%

     Strategic Alloc. Aggressive(2)
                           December 31, 2005          1.28           3,035           1.25%                6.7%
                                        2004          1.20           1,202           1.25%               10.1%
                                        2003          1.09             347           1.25%               26.7%
                                        2002          0.86              21           1.25%              -13.7%
                                June 1, 2002 *        1.00               -              -                 0.0%
     Strategic Alloc. Conservative(2)
                           December 31, 2005          1.17           1,516           1.25%                2.6%
                                        2004          1.14             436           1.25%                6.5%
                                        2003          1.07             159           1.25%               13.8%
                                        2002          0.94              31           1.25%               -5.6%
                                June 1, 2002 *        1.00               -              -                 0.0%
     Strategic Alloc. Moderate(2)
                           December 31, 2005          1.24           6,017           1.25%                5.1%
                                        2004          1.18           2,681           1.25%                8.3%
                                        2003          1.09           1,054           1.25%               21.1%
                                        2002          0.90             185           1.25%               -9.8%
                                June 1, 2002 *        1.00               -              -                 0.0%

                             AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (Continued)

3. Accumulation Unit Value - Class O (continued)
                                                                                 Expenses as a
                                                      Unit        Net Assets     % of Average         Total
                                                      Value         (000s)        Net Assets          Return
                                                   ------------ --------------- ----------------    -----------
American Century: (continued)
     Small Company (Advisor)
                           December 31, 2005      $   2.03        $    117           1.25%                5.2%
                                        2004          1.93              90           1.25%               27.0%
                                        2003          1.52               2           1.25%               44.8%
                                 May 1, 2003 *        1.05               -              -                 0.0%

     Strategic Allocation Aggressive (Advisor)
                           December 31, 2005          1.47             750           1.25%                5.8%
                                        2004          1.39             359           1.25%               10.3%
                                        2003          1.26               -              -                22.3%
                                 May 1, 2003 *        1.03               -              -                 0.0%
     Strategic Allocation Conservative (Advisor)
                           December 31, 2005          1.23             243           1.25%                2.5%
                                        2004          1.20              86           1.25%                6.2%
                                        2003          1.13               -              -               10.8%
                                 May 1, 2003 *        1.02               -              -                 0.0%
     Strategic Allocation Moderate (Advisor)
                           December 31, 2005          1.37           1,851           1.25%                4.6%
                                        2004          1.31             766           1.25%                8.3%
                                        2003          1.21               -              -                17.5%
                                 May 1, 2003 *        1.03               -              -                 0.0%
     Equity Growth (Advisor)
                           December 31, 2005          1.22             368           1.25%                6.1%
                                        2004          1.15              55           1.25%               15.0%
                                May 17, 2004 *        1.00               -              -                 0.0%
     Equity Income (Advisor)
                           December 31, 2005          1.39             544           1.25%                1.5%
                                        2004          1.37               -           1.25%               10.5%
                                        2003          1.24               -              -                20.4%
                                 May 1, 2003 *        1.03               -              -                 0.0%
     Ginnie Mae (Advisor)
                           December 31, 2005          1.04             184           1.25%                1.0%
                                        2004          1.03             167           1.25%                2.0%
                                        2003          1.01               -              -                0.0%
                             October 1, 2003 *        1.01               -              -                 0.0%
     Growth (Advisor)
                           December 31, 2005          1.20             114           1.25%                3.4%
                                        2004          1.16              80           1.25%                8.4%
                                        2003          1.07               -              -                12.6%
                             October 1, 2003 *        0.95               -              -                 0.0%
     Inflation Adjusted Bond (Advisor)
                           December 31, 2005          1.07             962           1.25%                0.9%
                                        2004          1.06             289           1.25%                6.0%
                                May 17, 2004 *        1.00               -              -                 0.0%


                             AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (Continued)

3. Accumulation Unit Value - Class O (continued)
                                                                                 Expenses as a
                                                      Unit        Net Assets     % of Average         Total
                                                      Value         (000s)        Net Assets          Return
                                                   ------------ --------------- ----------------    -----------

American Century: (continued)
     Large Company Value (Advisor)

                           December 31, 2005      $   1.48           $ 758           1.25%                2.1%
                                        2004          1.45             164           1.25%               13.3%
                                        2003          1.28               -              -                24.3%
                                 May 1, 2003 *        1.03               -              -                 0.0%
     New Opportunities II (Advisor)
                           December 31, 2005          1.21              62           1.25%                3.4%
                                        2004          1.17              44           1.25%               17.0%
                                May 17, 2004 *        1.00               -              -                 0.0%
     Real Estate (Advisor)
                           December 31, 2005          1.89             361           1.25%               14.5%
                                        2004          1.65              84           1.25%               27.9%
                                        2003          1.29               -           1.25%               27.7%
                                 May 1, 2003 *        1.01               -              -                 0.0%
     Small Cap Value (Advisor)
                           December 31, 2005          1.77             234           1.25%                6.6%
                                        2004          1.66             131           1.25%                9.2%
                                        2003          1.52               -              -                44.8%
                                 May 1, 2003 *        1.05               -              -                 0.0%
     Vista (Advisor)
                           December 31, 2005          1.21             162           1.25%                8.0%
                                        2004          1.12              41           1.25%               12.0%
                                May 17, 2004 *        1.00               -              -                 0.0%
     Ultra (Advisor)
                           December 31, 2005          1.32             522           1.25%                0.0%
                                        2004          1.32              52           1.25%                9.1%
                                        2003          1.21               -              -                18.6%
                                 May 1, 2002 *        1.02               -              -                 0.0%

Alger:
     American Growth
                           December 31, 2005          2.52          89,549           1.25%               10.5%
                                        2004          2.28          86,343           1.25%                4.1%
                                        2003          2.19          84,917           1.25%               33.5%
                                        2002          1.64          58,266           1.25%              -33.8%
                                        2001          2.48          82,508           1.25%              -12.9%
     American Balanced
                           December 31, 2005          0.97           5,144           1.25%                7.8%
                                        2004          0.90           5,074           1.25%                2.3%
                                        2003          0.88           4,246           1.25%               17.3%
                                        2002          0.75           2,657           1.25%              -13.4%
                                        2001          0.86           2,006           1.25%               -3.2%
     American Leveraged AllCap
                           December 31, 2005          0.57           2,598           1.25%               14.0%
                                        2004          0.50           1,908           1.25%                6.4%
                                        2003          0.47           1,418           1.25%               34.3%
                                        2002          0.35             581           1.25%              -34.7%
                                        2001          0.54             462           1.25%              -17.0%


                             AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (Continued)

3. Accumulation Unit Value - Class O (continued)
                                                                                 Expenses as a
                                                      Unit        Net Assets     % of Average         Total
                                                      Value         (000s)        Net Assets          Return
                                                   ------------ --------------- ----------------    -----------
Calvert:
     Social Mid Cap Growth
                           December 31, 2005      $   2.09        $ 12,360           1.25%               -0.9%
                                        2004          2.11          13,050           1.25%                8.2%
                                        2003          1.95          10,838           1.25%               30.0%
                                        2002          1.50           7,173           1.25%              -29.1%
                                        2001          2.12           9,967           1.25%              -13.3%
     Income
                           December 31, 2005          1.21           5,637           1.25%                2.5%
                                        2004          1.18           4,365           1.25%               12.4%
                                        2003          1.05             483           1.25%                4.0%
                                        2002          1.01             236           1.25%                1.4%
                                June 1, 2002 *        1.00              -               -                 0.0%
     Social Investment Equity
                           December 31, 2005          1.13             406           1.25%                2.7%
                                        2004          1.10             443           1.25%                5.8%
                                        2003          1.04             362           1.25%               20.9%
                                        2002          0.86             287           1.25%              -13.9%
                                June 1, 2002 *        1.00               -              -                 0.0%
     New Vision Small Cap
                           December 31, 2005          0.98             122           1.25%              -10.1%
                                        2004          1.09             107           1.25%                7.9%
                                        2003          1.01              39           1.25%               34.7%
                                        2002          0.75               4           1.25%              -25.1%
                                June 1, 2002 *        1.00               -              -                 0.0%
T. Rowe Price:
     Equity Income
                           December 31, 2005          2.82          90,607           1.25%                2.5%
                                        2004          2.75          85,079           1.25%               13.2%
                                        2003          2.43          66,897           1.25%               24.0%
                                        2002          1.96          50,210           1.25%              -14.2%
                                        2001          2.28          53,368           1.25%                0.2%
     European Stock
                           December 31, 2005          1.27             141           1.25%                7.6%
                                        2004          1.18              92           1.25%               14.6%
                                        2003          1.03              40           1.25%               35.5%
                                        2002          0.76               -              -               -20.0%
                                        2001          0.95               -              -               -12.0%
                                 May 1, 2001 *        1.08               -              -                 0.0%
     Int'l Growth & Income
                           December 31, 2005          1.94           1,365           1.25%               14.1%
                                        2004          1.70             186           1.25%               21.4%
                                        2003          1.40              13           1.25%               34.6%
                                 May 1, 2003 *        1.04               -              -                 0.0%

                             AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (Continued)

3. Accumulation Unit Value - Class O (continued)
                                                                                 Expenses as a
                                                      Unit        Net Assets     % of Average         Total
                                                      Value         (000s)        Net Assets          Return
                                                   ------------ --------------- ----------------    -----------

T. Rowe Price (continued)
     Mid-Cap Value
                           December 31, 2005      $   1.76        $ 71,209           1.25%                6.0%
                                        2004          1.66             816           1.25%               18.6%
                                        2003          1.40               1           1.25%               35.9%
                                 May 1, 2003 *        1.03               -              -                 0.0%
     Equity Income  R Class
                           December 31, 2005          1.47           1,336           1.25%                2.1%
                                        2004          1.44             128           1.25%               13.4%
                                        2003          1.27               -              -                21.0%
                                 May 1, 2003 *        1.05               -              -                 0.0%
     Growth Stock Fund  R Class
                           December 31, 2005          1.42           4,831           1.25%                4.4%
                                        2004          1.36             736           1.25%                8.8%
                                        2003          1.25               -              -                21.4%
                                 May 1, 2003 *        1.03               -              -                 0.0%
     Mid Cap Growth  R Class
                           December 31, 2005          1.76           1,421           1.25%               12.8%
                                        2004          1.56             586           1.25%               16.4%
                                        2003          1.34               -              -                28.8%
                                 May 1, 2003 *        1.04               -              -                 0.0%
     Blue Chip Growth
                           December 31, 2005          1.22              39           1.25%                4.3%
                                        2004          1.17               -           1.25%                7.3%
                                        2003          1.09               -              -                 9.0%
                          September 15, 2003 *        1.00               -              -                 0.0%
     International Stock
                           December 31, 2005          1.44               1           1.25%               14.3%
                                        2004          1.26               -           1.25%               11.5%
                                        2003          1.13               -              -                13.0%
                          September 15, 2003 *        1.00               -              -                 0.0%

Old Mutual:
     Growth II
                           December 31, 2005          1.07           4,010           1.25%               10.3%
                                        2004          0.97           4,026           1.25%                5.4%
                                        2003          0.92           4,138           1.25%               24.3%
                                        2002          0.74           3,085           1.25%              -31.3%
                                        2001          1.08           4,574           1.25%              -41.2%
     Technology & Communications
                           December 31, 2005          0.89           5,117           1.25%                8.5%
                                        2004          0.82           6,171           1.25%                5.1%
                                        2003          0.78           5,212           1.25%               44.4%
                                        2002          0.54           2,641           1.25%              -54.6%
                                        2001          1.20           3,894           1.25%              -52.9%


                                       92

                             AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (Continued)

3. Accumulation Unit Value - Class O (continued)
                                                                                 Expenses as a
                                                      Unit        Net Assets     % of Average         Total
                                                      Value         (000s)        Net Assets          Return
                                                   ------------ --------------- ----------------    -----------

Old Mutual (continued)
     Large Cap

                           December 31, 2005      $   0.91        $    408           1.25%                1.1%
                                        2004          0.90             458           1.25%                4.7%
                                        2003          0.86             255           1.25%               17.8%
                                        2002          0.73             119           1.25%              -25.4%
                                        2001          0.98               8           1.25%               -7.3%
                                 May 1, 2001 *        1.05               -              -                 0.0%
     Emerging Growth
                           December 31, 2005          0.68               -              -                 6.3%
                                        2004          0.64               -              -                -1.5%
                                        2003          0.65               -              -                54.8%
                                        2002          0.42               -              -               -48.2%
                                        2001          0.81               -              -               -19.5%
                                 May 1, 2001 *        1.01               -              -                 0.0%

Janus:
     Worldwide Growth
                           December 31, 2005          1.47          45,287           1.25%                5.0%
                                        2004          1.40          50,094           1.25%                3.7%
                                        2003          1.35          48,586           1.25%               21.6%
                                        2002          1.11          37,748           1.25%              -26.4%
                                        2001          1.50          49,415           1.25%              -23.4%
     Flexible Income
                           December 31, 2005          1.56          17,010           1.25%                1.3%
                                        2004          1.54          16,578           1.25%                2.7%
                                        2003          1.50          16,082           1.25%                4.9%
                                        2002          1.43          13,248           1.25%                9.1%
                                        2001          1.31           8,419           1.25%                6.4%
     Advisor Forty Fund
                           December 31, 2005          1.13               5           1.25%               13.0%
                                May 20, 2005 *        1.00               -              -                 0.0%
     Advisor Growth & Income Fund
                           December 31, 2005          1.12             203           1.25%               12.0%
                                May 20, 2005 *        1.00               -              -                 0.0%
     Advisor Risk-Managed Large Cap Growth
                           December 31, 2005          1.26              33           1.25%                5.9%
                                        2004          1.19               -           1.25%               11.2%
                                        2003          1.07               -              -                 7.0%
                          September 15, 2003 *        1.00               -              -                 0.0%
Advisor Small Cap Value
                           December 31, 2005          1.33               3           1.25%                4.7%
                                        2004          1.27               -              -                15.5%
                                        2003          1.10               -              -                10.0%
                          September 15, 2003 *        1.00               -              -                 0.0%


                             AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (Continued)

3. Accumulation Unit Value - Class O (continued)
                                                                                 Expenses as a
                                                      Unit        Net Assets     % of Average         Total
                                                      Value         (000s)        Net Assets          Return
                                                   ------------ --------------- ----------------    ----------
Pioneer:
     Pioneer Fund
                           December 31, 2005      $   1.23        $  2,578           1.25%                5.1%
                                        2004          1.17           7,349           1.25%                6.4%
                                        2003          1.10           6,586           1.25%               23.6%
                                        2002          0.89           4,868           1.25%              -26.8%
                                        2001          1.22           5,939           1.25%              -10.5%
     Growth Opportunities
                           December 31, 2005          1.78          25,305           1.25%                5.3%
                                        2004          1.69          25,565           1.25%               20.7%
                                        2003          1.40          18,849           1.25%               41.4%
                                        2002          0.99          12,199           1.25%              -38.4%
                                        2001          1.61          18,378           1.25%               17.7%
     High Yield Fund
                           December 31, 2005          1.06               2           1.25%                6.0%
                                May 20, 2005 *        1.00               -              -                 0.0%
     Mid Cap Value Fund
                           December 31, 2005          1.06              73           1.25%                6.0%
                                May 20, 2005 *        1.00               -              -                 0.0%
AIM:
     Dynamics
                           December 31, 2005          2.37             247           1.25%                9.2%
                                        2004          2.17             244           1.25%               10.7%
                                        2003          1.96             153           1.25%               36.1%
                                        2002          1.44              33           1.25%              -33.9%
                                        2001          2.18               -           1.25%              -20.1%
                                 May 1, 2001 *        2.66               -              -                0.0%
     Financial Services
                           December 31, 2005          1.18             118           1.25%                3.5%
                                        2004          1.14             254           1.25%                7.5%
                                        2003          1.06             158           1.25%               27.7%
                                        2002          0.83              62           1.25%              -16.6%
                                        2001          0.99               4           1.25%               -3.9%
                                 May 1, 2001 *        1.03               -              -                 0.0%
     Global Health Care
                           December 31, 2005          1.15             332           1.25%                7.5%
                                        2004          1.07             323           1.25%                4.9%
                                        2003          1.02             155           1.25%               25.9%
                                        2002          0.81              53           1.25%              -26.2%
                                        2001          1.10               1           1.25%                1.1%
                                 May 1, 2001 *        1.08               -              -                 0.0%
     Technology(1)(2)
                           December 31, 2005          0.69             179           1.25%                1.5%
                                        2004          0.68             181           1.25%                1.5%
                                        2003          0.67             123           1.25%               42.6%
                                        2002          0.47              75           1.25%              -47.9%
                                        2001          0.91               1           1.25%              -29.4%
                                 May 1, 2001 *        1.28               -              -                 0.0%

                             AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (Continued)

3. Accumulation Unit Value - Class O (continued)
                                                                                 Expenses as a
                                                      Unit        Net Assets     % of Average         Total
                                                      Value         (000s)        Net Assets          Return
                                                   ------------ --------------- ----------------    ----------


AIM: (continued)
     Energy
                           December 31, 2005      $   2.05        $    755           1.25%               51.9%
                                        2004          1.35              94           1.25%               35.0%
                                        2003          1.00              53           1.25%               22.0%
                                        2002          0.82              39           1.25%               -5.5%
                                        2001          0.87               -              -               -20.9%
                                 May 1, 2001 *        1.10               -              -                 0.0%
     Basic Value
                           December 31, 2005          1.15             300           1.25%                4.5%
                                        2004          1.10             274           1.25%                8.9%
                                        2003          1.01             208           1.25%               31.2%
                                        2002          0.77             118           1.25%              -23.9%
                                June 1, 2002 *        1.00               -              -                 0.0%
     Mid Cap Core Equity
                           December 31, 2005          1.26             946           1.25%                5.9%
                                        2004          1.19             686           1.25%               12.3%
                                        2003          1.06             317           1.25%               26.2%
                                        2002          0.84              78           1.25%              -15.7%
                                June 1, 2002 *        1.00               -              -                 0.0%
     Small Cap Growth
                           December 31, 2005          1.22              88           1.25%                7.0%
                                        2004          1.14              37           1.25%                5.6%
                                        2003          1.08              22           1.25%               38.5%
                                        2002          0.78               -              -               -21.3%
                                June 1, 2002 *        1.00               -              -                 0.0%
     Basic Value  R Class
                           December 31, 2005          1.27              12           1.25%                4.1%
                                        2004          1.22               1           1.25%                8.9%
                                        2003          1.12               -              -                10.9%
                             October 1, 2003 *        1.01               -              -                 0.0%
     Energy  Class A
                           December 31, 2005          2.46              57           1.25%               51.9%
                                        2004          1.62               1           1.25%               35.0%
                                        2003          1.20               -              -                12.1%
                             October 1, 2003 *        1.07               -              -                 0.0%
     Mid Cap Core Equity  R Class
                           December 31, 2005          1.27             497           1.25%                5.8%
                                        2004          1.20             159           1.25%               12.1%
                                        2003          1.07               -              -                 7.0%
                             October 1, 2003 *        1.00               -              -                 0.0%
     Small Cap Growth  R Class
                           December 31, 2005          1.20              34           1.25%                6.2%
                                        2004          1.13              15           1.25%                5.6%
                                        2003          1.07               -              -                 9.2%
                             October 1, 2003 *        0.98               -              -                 0.0%

                                       95

                             AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (Continued)

3. Accumulation Unit Value - Class O (continued)
                                                                                 Expenses as a
                                                      Unit        Net Assets     % of Average         Total
                                                      Value         (000s)        Net Assets          Return
                                                   ------------ --------------- ----------------    ----------


AIM: (continued)
     Technology  Class A
                           December 31, 2005      $   1.44        $     11           1.25%                0.7%
                                        2004          1.43               6           1.25%                2.1%
                                        2003          1.40               -              -                 9.4%
                             October 1, 2003 *        1.28               -              -                 0.0%
     Financial Services Class A
                           December 31, 2005          1.41               3           1.25%                3.7%
                                        2004          1.36               -              -                 7.1%
                                        2003          1.27               -              -                27.0%
                              April 14, 2003 *        1.00               -              -                 0.0%
     Global Equity Class A
                           December 31, 2005          1.46             177           1.25%                8.1%
                                        2004          1.35               -              -                20.5%
                                        2003          1.12               -              -                12.0%
                          September 15, 2003 *        1.00               -              -                 0.0%
Vanguard:
     Short-Term Bond
                           December 31, 2005          1.53             751           1.25%                0.0%
                                        2004          1.53             769           1.25%                0.7%
                                        2003          1.52             502           1.25%                2.0%
                                        2002          1.49             183           1.25%                6.3%
                                        2001          1.42               1           1.25%                3.9%
                                 May 1, 2001 *        1.37               -              -                 0.0%
     Explorer
                           December 31, 2005          2.89           6,490           1.25%                7.8%
                                        2004          2.68           5,448           1.25%               12.1%
                                        2003          2.39           4,219           1.25%               43.1%
                                        2002          1.67           1,980           1.25%              -25.5%
                                        2001          2.25               -              -                 0.0%
                                 May 1, 2001 *        2.25               -              -                 0.0%
Ariel:
     Ariel
                           December 31, 2005          1.29           1,672           1.25%                0.0%
                                        2004          1.29           2,055           1.25%               20.6%
                                        2003          1.07             387           1.25%               25.9%
                                        2002          0.85              83           1.25%              -15.1%
                                June 1, 2002 *        1.00               -              -                 0.0%
Ariel
     Ariel Appreciation
                           December 31, 2005          1.21           1,622           1.25%                1.7%
                                        2004          1.19           1,544           1.25%               11.2%
                                        2003          1.07             627           1.25%               28.9%
                                        2002          0.83              68           1.25%              -17.5%
                                June 1, 2002 *        1.00               -              -                 0.0%


                             AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (Continued)

3. Accumulation Unit Value - Class O (continued)
                                                                                 Expenses as a
                                                      Unit        Net Assets     % of Average         Total
                                                      Value         (000s)        Net Assets          Return
                                                   ------------ --------------- ----------------    ----------

MFS(R):
     International New Discovery
                           December 31, 2005      $   1.80        $ 81,936           1.25%               19.2%
                                        2004          1.51             859           1.25%               22.8%
                                        2003          1.23             313           1.25%               46.4%
                                        2002          0.84             109           1.25%              -15.9%
                                June 1, 2002 *        1.00               -              -                 0.0%
     Mid-Cap Growth
                           December 31, 2005          1.11              69           1.25%                0.9%
                                        2004          1.10              51           1.25%               13.4%
                                        2003          0.97              11           1.25%               34.7%
                                        2002          0.72               2           1.25%              -28.9%
                                June 1, 2002 *        1.00               -              -                 0.0%
     Strategic Value
                           December 31, 2005          1.15             268           1.25%               -1.7%
                                        2004          1.17             125           1.25%               15.8%
                                        2003          1.01              52           1.25%               26.3%
                                        2002          0.80               6           1.25%              -19.7%
                                June 1, 2002 *        1.00               -              -                 0.0%
     Value
                           December 31, 2005          1.24             138           1.25%                5.1%
                                        2004          1.18               2           1.25%               13.5%
                                        2003          1.04               1           1.25%               23.8%
                                        2002          0.84               -              -               -16.0%
                                June 1, 2002 *        1.00               -              -                 0.0%
Allianz:
     PEA Renaissance
                          December 31, 2005           1.21           4,823           1.25%               -4.7%
                                       2004           1.27           4,891           1.25%               14.4%
                                       2003           1.11             341           1.25%               56.3%
                                       2002           0.71              65           1.25%              -29.0%
                               June 1, 2002 *         1.00               -              -                 0.0%
     PEA Value
                          December 31, 2005           1.24             378           1.25%                1.6%
                                       2004           1.22             323           1.25%               16.2%
                                       2003           1.05             101           1.25%               41.9%
                                       2002           0.74              10           1.25%              -26.0%
                               June 1, 2002 *         1.00               -              -                 0.0%
     NFJ Small Cap Value  R Class
                          December 31, 2005           1.46           1,104           1.25%                8.1%
                                       2004           1.35             232           1.25%               21.6%
                                       2003           1.11               -              -                11.0%
                            October 1, 2003 *         1.00               -              -                 0.0%
     PEA Value  R Class
                          December 31, 2005           1.34             306           1.25%                1.5%
                                       2004           1.32             148           1.25%               14.8%
                                       2003           1.15               -              -                15.0%
                            October 1, 2003 *         1.00               -              -                 0.0%
     CCM Capital Appreciation
                          December 31, 2005           1.27             146           1.25%                7.6%
                                       2004           1.18               1           1.25%               10.3%
                                       2003           1.07               -              -                 5.9%
                            October 1, 2003 *         1.01               -              -                 0.0%


                             AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (Continued)

3. Accumulation Unit Value - Class O (continued)
                                                                                 Expenses as a
                                                      Unit        Net Assets     % of Average         Total
                                                      Value         (000s)        Net Assets          Return
                                                   ------------ --------------- ----------------    ----------

PIMCO:
     PEA High Yield
                           December 31, 2005      $   1.33        $    271           1.25%                3.1%
                                        2004          1.29              29           1.25%                7.5%
                                        2003          1.20               -              -                22.4%
                                        2002          0.98               -              -                -2.0%
                                June 1, 2002 *        1.00               -              -                 0.0%
     High Yield  R Class
                           December 31, 2005          1.17             274           1.25%                2.6%
                                        2004          1.14              54           1.25%                7.5%
                                        2003          1.06               -              -                 5.0%
                             October 1, 2003 *        1.01               -              -                 0.0%
     Total Return  R Class
                           December 31, 2005          1.05           1,052           1.25%                0.0%
                                        2004          1.05             268           1.25%                4.0%
                                        2003          1.01               -              -                 0.0%
                             October 1, 2003 *        1.01               -              -                 0.0%
Neuberger Berman:
     Fasciano (Advisor)
                           December 31, 2005          1.24             165           1.25%                1.6%
                                        2004          1.22              47           1.25%               10.9%
                                        2003          1.10               -              -                10.0%
                             October 1, 2003 *        1.00               -              -                 0.0%
     Millennium (Advisor)
                           December 31, 2005          1.18               1           1.25%               13.5%
                                        2004          1.04               -              -                 4.0%
                           December 13, 2004 *        1.00               -              -                 0.0%
     Partners (Advisor)
                           December 31, 2005          1.18             302           1.25%               16.8%
                                        2004          1.01               -              -                 1.0%
                           December 13, 2004 *        1.00               -              -                 0.0%
     Focus (Advisor)
                           December 31, 2005          1.10               1           1.25%               -1.8%
                                        2004          1.12               -              -                12.0%
                           December 13, 2004 *        1.00               -              -                 0.0%



                             AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (Continued)

3. Accumulation Unit Value - Class O (continued)
                                                                                 Expenses as a
                                                      Unit        Net Assets     % of Average         Total
                                                      Value         (000s)        Net Assets          Return
                                                   ------------ --------------- ----------------    ----------

Franklin Templeton:
     Flex Cap Growth
                           December 31, 2005      $   1.29        $    242           1.25%                4.9%
                                        2004          1.23             114           1.25%               10.8%
                                        2003          1.11               -              -                11.0%
                             October 1, 2003 *        1.00               -              -                 0.0%
     Strategic Income
                           December 31, 2005          1.15             166           1.25%                0.0%
                                        2004          1.15               1           1.25%                8.5%
                                        2003          1.06               -              -                 3.9%
                             October 1, 2003 *        1.02               -              -                 0.0%
     Foreign
                           December 31, 2005          1.40             435           1.25%                9.4%
                                        2004          1.28             203           1.25%               16.4%
                                        2003          1.10               -              -                10.0%
                             October 1, 2003 *        1.00               -              -                 0.0%
     Growth
                           December 31, 2005          1.37           3,492           1.25%                6.2%
                                        2004          1.29             334           1.25%               15.2%
                                        2003          1.12               -              -                12.0%
                             October 1, 2003 *        1.00               -              -                 0.0%
     Small-Mid Cap Growth
                           December 31, 2005          1.28               8           1.25%                8.5%
                                        2004          1.18               -              -                18.0%
                                May 17, 2004 *        1.00               -              -                 0.0%
Frank Russell:
     Lifepoint Aggressive
                           December 31, 2005          1.23             657           1.25%                6.0%
                                        2004          1.16              14           1.25%               16.0%
                                May 17, 2004 *        1.00               -              -                 0.0%
     Lifepoint Balanced
                           December 31, 2005          1.19           1,196           1.25%                5.3%
                                        2004          1.13              62           1.25%               13.0%
                                May 17, 2004 *        1.00               -              -                 0.0%
     Lifepoint Equity Aggressive
                           December 31, 2005          1.28             163           1.25%                8.5%
                                        2004          1.18               2           1.25%               18.0%
                                May 17, 2004 *        1.00               -              -                 0.0%
     Lifepoint Moderate
                           December 31, 2005          1.11             400           1.25%                2.8%
                                        2004          1.08              25           1.25%                8.0%
                                May 17, 2004 *        1.00               -              -                 0.0%
     Lifepoint Conservative
                           December 31, 2005          1.06             178           1.25%                1.9%
                                        2004          1.04               -              -                 4.0%
                                May 17, 2004 *        1.00               -              -                 0.0%


                                       99

                             AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (Continued)

3. Accumulation Unit Value - Class O (continued)
                                                                                 Expenses as a
                                                      Unit        Net Assets     % of Average         Total
                                                      Value         (000s)        Net Assets          Return
                                                   ------------ --------------- ----------------    ----------

     Russell 2010 Strategy Fund
                           December 31, 2005      $   1.04        $    106           1.25%                4.0%
                               March 1, 2005 *        1.00               -              -                 0.0%
     Russell 2020 Strategy Fund
                           December 31, 2005          1.05              87           1.25%                5.0%
                               March 1, 2005 *        1.00               -              -                 0.0%
     Russell 2030 Strategy Fund
                           December 31, 2005          1.05              27           1.25%                5.0%
                               March 1, 2005 *        1.00               -              -                 0.0%
     Russell 2040 Strategy Fund
                           December 31, 2005          1.06               2           1.25%                6.0%
                               March 1, 2005 *        1.00               -              -                 0.0%
Fifth Third:
     Multi Cap Value (Advisor)
                          December 31, 2005           1.17               6           1.25%                6.4%
                                       2004           1.10               -              -                10.0%
                               May 17, 2004 *         1.00               -              -                 0.0%
     Mid Cap Growth (Advisor)
                          December 31, 2005           1.23               3           1.25%                9.8%
                                       2004           1.12               -              -                12.0%
                               May 17, 2004 *         1.00               -              -                 0.0%
     Strategic Income (Advisor)
                          December 31, 2005           1.08               1           1.25%               -0.9%
                                       2004           1.09               -              -                 9.0%
                               May 17, 2004 *         1.00               -              -                 0.0%
     Technology (Advisor)
                          December 31, 2005           1.17              49           1.25%                5.4%
                                       2004           1.11               -              -                11.0%
                               May 17, 2004 *         1.00               -              -                 0.0%
Dreyfus:
     Premier New Leader
                          December 31, 2005           1.15              66           1.25%               12.7%
                                       2004           1.02               -              -                 2.0%
                          December 13, 2004 *         1.00               -              -                 0.0%
     Premier Third Century
                          December 31, 2005           1.02               2           1.25%                2.0%
                                       2004           1.00               -              -                 0.0%
                          December 13, 2004 *         1.00               -              -                 0.0%
     Premier Structured Midcap
                          December 31, 2005           1.11             107           1.25%                7.8%
                                       2004           1.03               -              -                 3.0%
                          December 13, 2004           1.00               -              -                 0.0%
     Premier Small Cap Value
                          December 31, 2005           1.04               -              -                 1.0%
                                       2004           1.03               -              -                 3.0%
                          December 13, 2004*          1.00               -              -                 0.0%



                             AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (Continued)

3. Accumulation Unit Value - Class O (continued)
                                                                                 Expenses as a
                                                      Unit        Net Assets     % of Average         Total
                                                      Value         (000s)        Net Assets          Return
                                                   ------------ --------------- ----------------    ----------


Lord Abbett:
     Mid-Cap Value
                           December 31, 2005      $   1.09        $      2           1.25%                6.9%
                                        2004          1.02               -              -                 2.0%
                           December 13, 2004 *        1.00               -              -                 0.0%
     Small-Cap Blend
                           December 31, 2005          1.16             311           1.25%               11.5%
                                        2004          1.04               -              -                 4.0%
                           December 13, 2004 *        1.00               -              -                 0.0%
     Small-Cap Value
                           December 31, 2005          1.15              75           1.25%               11.7%
                                        2004          1.03               -              -                 3.0%
                           December 13, 2004 *        1.00               -              -                 0.0%
Thornburg:
     Core Growth
                           December 31, 2005          1.23             389           1.25%               20.6%
                                        2004          1.02               -              -                 2.0%
                           December 13, 2004 *        1.00               -              -                 0.0%
     International Value
                           December 31, 2005          1.22             917           1.25%               16.2%
                                        2004          1.05               -              -                 5.0%
                           December 13, 2004 *        1.00               -              -                 0.0%
Oppenheimer:
     Developing Market
                           December 31, 2005          1.36             321           1.25%               36.0%
                                May 20, 2005 *        1.00               -              -                 0.0%
     International Bond Fund
                           December 31, 2005          1.08               3           1.25%                8.0%
                                May 20, 2005 *        1.00               -              -                 0.0%
     International Small Company
                           December 31, 2005          1.28               4           1.25%               28.0%
                                May 20, 2005 *        1.00               -              -                 0.0%
     Main Street Opportunity
                           December 31, 2005          1.08               3           1.25%                8.0%
                                May 20, 2005 *        1.00               -              -                 0.0%
     Small Cap Value
                           December 31, 2005          1.13               3           1.25%               13.0%
                                May 20, 2005 *        1.00               -              -                 0.0%
AllianceBernstein:
     International Value
                           December 31, 2005          1.18               2           1.25%               18.0%
                                May 20, 2005 *        1.00               -              -                 0.0%
     Global Value
                           December 31, 2005          1.15             372           1.25%               15.0%
                                May 20, 2005 *        1.00               -              -                 0.0%
     Value
                           December 31, 2005          1.05               3           1.25%                5.0%
                                May 20, 2005 *        1.00               -              -                 0.0%


                             AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (Continued)


3. Accumulation Unit Value - Class O (continued)

                                                                                 Expenses as a
                                                      Unit        Net Assets     % of Average         Total
                                                      Value         (000s)        Net Assets          Return
                                                   ------------ --------------- ----------------    ----------

  Class S

OneAmerica Funds:
     Value(1)(2)
                           December 31, 2005      $  31.59        $  5,048           0.50%                9.3%
                                        2004         28.89           5,138           0.50%               14.6%
                                        2003         25.21           4,684           1.20%               36.8%
                                        2002         18.43           3,623           1.20%               -9.6%
                                        2001         20.39           4,941           1.20%               10.0%
     Asset Director(2)
                           December 31, 2005          1.63             122           1.25%                5.8%
                                        2004          1.54              76           1.25%               10.0%
                                        2003          1.40              42           1.25%               26.1%
                                        2002          1.11              23           1.25%              -12.9%
                                        2001          1.27              22           1.25%                1.9%
American Century:
     Strategic Alloc. Aggressive(2)
                           December 31, 2005          1.21             795           1.25%                6.1%
                                        2004          1.14             575           1.25%                9.6%
                                        2003          1.04             406           1.25%               26.8%
                                        2002          0.82             243           1.05%              -17.4%
                                        2001          0.99             333           1.25%               -6.8%
     Strategic Alloc. Conservative(2)
                           December 31, 2005          1.31             665           1.25%                2.3%
                                        2004          1.28             627           1.25%                5.8%
                                        2003          1.21             504           1.25%               14.2%
                                        2002          1.06             391           1.14%               -5.8%
                                        2001          1.12             343           1.25%                0.5%
     Strategic Alloc. Moderate(2)
                           December 31, 2005          1.28           1,770           1.25%                4.9%
                                        2004          1.22           1,371           1.25%                8.0%
                                        2003          1.13           1,021           1.25%               21.5%
                                        2002          0.93             653           1.15%              -11.1%
                                        2001          1.04             573           1.25%               -3.3%
AIM:
     Technology(1)(2)
                           December 31, 2005          0.17              31           1.25%                0.0%
                                        2004          0.17              20           1.25%                6.3%
                                        2003          0.16              10           1.25%               23.1%
                                        2002          0.13               1           1.25%              -51.6%
                                        2001          0.26               -              -               -43.4%
                                 May 1, 2001 *        0.46               -              -                 0.0%

* Commenced Operations
(1) (2) See Note 1, Reorganization, Accumulation Unit Classes

                            AUL American Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (continued)

4.   Cost of Investments
     The cost of investments at December 31, 2005, is:

     OneAmerica(R) Funds:                                       American Century: (continued)
          Value                                  $84,795,479          Strategic Allocation Aggressive (Advisor)         $ 714,354
          Money Market                            30,077,010          Strategic Allocation Conservative (Advisor)         245,184
          Investment Grade Bond                   30,485,322          Strategic Allocation Moderate (Advisor)           1,837,980
          Asset Director(1)                       54,949,560          Equity Growth (Advisor)                             352,639
          Asset Director (Advisor)                 1,090,581          Equity Income (Advisor)                             563,493
          Investment Grade Bond (Advisor)            482,281          Ginnie Mae (Advisor)                                188,220
          Value (Advisor)                          1,021,469          Growth (Advisor)                                    107,326
          Money Market (Advisor)                     393,570          Inflation Adjusted Bond (Advisor)                   978,110
     Fidelity:                                                        Large Company Value (Advisor)                       754,755
          VIP High Income                         23,427,132          New Opportunities II (Advisor)                       60,062
          VIP Growth                             145,882,835          Real Estate (Advisor)                               366,122
          VIP Overseas                            25,875,412          Small Cap Value (Advisor)                           239,903
          VIP Asset Manager                       99,421,587          Vista (Advisor)                                     147,557
          VIP Equity-Income                       25,471,399          Ultra (Advisor)                                     503,941
          VIP Contrafund(R)                       82,336,471    Alger:
          Advisor Diversified International          386,869          American Growth                                  80,138,928
          Advisor Dividend Growth                    340,600          American Balanced                                 4,461,968
          Advisor Equity Income                      209,979          American Leveraged AllCap                         2,034,038
          Advisor Growth Opportunities                47,571    Calvert:
          Advisor Mid Cap                            309,728          Social Mid-Cap Growth                            10,549,735
          Advisor Overseas                            41,402          Income                                            5,782,044
          Advisor Small Cap                        1,758,297          Social Investment Equity                            346,150
          Advisor Equity Growth                        1,748          New Vision Small Cap                                137,647
          Advisor Int'l Capital Appreciation           1,655    T. Rowe Price:
          Advisor New Insights                        33,316          Equity Income                                    93,583,441
          Advisor Freedom 2025                        21,488          European Stock                                      148,235
          Advisor Freedom 2035                        19,489          Int'l Growth & Income                             1,308,507
          Advisor Freedom 2010                        20,948          Mid-Cap Value                                     1,177,652
          Advisor Freedom 2020                        40,755          Equity Income  R Class                            1,366,269
          Advisor Freedom 2030                        23,164          Growth Stock Fund  R Class                        4,653,540
          Advisor Freedom 2040                        17,595          Mid Cap Growth  R Class                           1,284,875
          Advisor Freedom 2015                        95,702          Blue Chip Growth                                     37,242
     State Street:                                                    International Stock                                     463
          Equity 500 Index                       177,615,739    Old Mutual:
          Equity 500 Index II                        102,523          Growth II                                         4,024,822
     American Century:                                                Technology & Communications                       5,116,776
          VP Capital Appreciation                  8,687,889          Large Cap                                           409,547
          Equity Income                            3,138,600          Emerging Growth                                         455
          Small Cap Value                          7,191,386    Janus:
          Income & Growth                            269,375          Worldwide                                        44,885,351
          International Growth                       797,116          Flexible Income                                  18,387,991
          Ultra                                      604,713          Advisor Forty Fund                                    4,634
          Select                                      40,496          Advisor Growth & Income Fund                        202,541
          Strategic Alloc. Aggressive(2)           2,817,368          Advisor Risk-Managed Large Cap Growth                32,982
          Strategic Alloc. Conservative(2)         1,470,128          Advisor Small Cap Value                               3,502
          Strategic Alloc. Moderate(2)             5,646,237
          Small Company (Advisor)                    113,670

                                      103

                             AUL American Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (continued)
4.   Cost of Investments (continued)
     The cost of investments at December 31, 2005, is:

     Pioneer:                                                   Franklin Templeton:
          Pioneer Fund                           $ 6,159,927          Flex Cap Growth                                   $ 225,420
          Growth Opportunities                    23,119,768          Strategic Income                                    167,360
          High Yield Fund                              2,020          Foreign                                             421,628
          Mid Cap Value Fund                          73,378          Growth                                            3,502,148
     AIM:                                                             Small-Mid Cap Growth                                  6,981
          Dynamics                                   209,444    Frank Russell:
          Financial Services                         125,476          Lifepoint Aggressive                                630,486
          Global Health Care                         322,840          Lifepoint Balanced                                1,171,338
          Technology(3)                              191,163          Lifepoint Equity Aggressive                         156,311
          Energy                                     678,660          Lifepoint Moderate                                  398,032
          Basic Value                                250,730          Lifepoint Conservative                              178,486
          Mid Cap Core Equity                        938,115          2010 Strategy Fund                                  105,273
          Small Cap Growth                            84,310          2020 Strategy Fund                                   84,777
          Basic Value  R Class                        11,166          2030 Strategy Fund                                   26,803
          Energy  Class A                             52,723          2040 Strategy Fund                                    2,177
          Mid Cap Core Equity  Class R               500,840    Fifth Third:
          Small Cap Growth  R Class                   33,304          Multi Cap Value (Advisor)                             6,130
          Technology  Class A                         10,666          Mid Cap Growth (Advisor)                              2,794
          Financial Services Class A                   3,099          Strategic Income (Advisor)                              631
          Global Equity Class A                      186,547          Technology (Advisor)                                 46,895
     Vanguard:                                                  Dreyfus:
          Short-Term Bond                            767,823          Premier New Leader                                   68,902
          Explorer                                 6,217,974          Premier Third Century                                 2,146
     Ariel:                                                           Premier Structured Midcap                           101,685
          Ariel                                    1,722,973          Premier Small Cap Value                                 261
          Ariel Appreciation                       1,578,536    Lord Abbett:
     MFS:(R)                                                          Mid-Cap Value                                         2,453
          International New Discovery              1,734,925          Small-Cap Blend                                     313,994
          Mid-Cap Growth                              64,945          Small-Cap Value                                      72,336
          Strategic Value                            287,940    Thornburg:
          Value                                      143,560          Core Growth                                         375,911
     Allianz:                                                         International Value                                 878,580
          PEA Renaissance                          5,381,878    Oppenheimer:
          PEA Value                                  405,914          Developing Market Fund                              298,009
          NFJ Small Cap Value  R Class             1,190,120          International Bond Fund                               3,335
          PEA Value  R Class                         332,318          International Small Company Fund                      4,064
          CCM Capital Appreciation                   143,730          Main Street Opportunity Fund                          2,974
     PIMCO:                                                           Small Cap Value Fund                                  3,339
          High Yield                                 273,066    AllianceBernstein:
          High Yield  R Class                        275,642          International Value (Class R)                         2,183
          Total Return  R Class                    1,070,056          Global Value (Class R)                              372,727
     Neuberger Berman:                                                Value Fund (Class R)                                  3,522
          Fasciano (Advisor)                         165,192
          Millennium (Advisor)                           560
          Partners (Advisor)                         298,302
          Focus (Advisor)                              1,052


                            AUL American Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (continued)
5.   Mutual Fund Shares
     Mutual find shares owned at December 31, 2005, are:


     OneAmerica(R) Funds:                                       American Century: (continued)
          Value                                    4,058,122          Strategic Allocation Aggressive (Advisor)            95,353
          Money Market                            30,077,010          Strategic Allocation Conservative (Advisor)          44,171
          Invesment Grade Bond                     2,707,263          Strategic Allocation Moderate (Advisor)             274,555
          Asset Director                           3,541,392          Equity Growth (Advisor)                              15,751
          Asset Director (Advisor)                    60,991          Equity Income (Advisor)                              69,574
          Investment Grade Bond (Advisor)             42,935          Ginnie Mae (Advisor)                                 17,975
          Value (Advisor)                             40,042          Growth (Advisor)                                      5,593
          Money Market (Advisor)                     393,570          Inflation Adjusted Bond (Advisor)                    87,693
     Fidelity:                                                        Large Company Value (Advisor)                       116,557
          VIP High Income                          3,785,261          New Opportunities II (Advisor)                        9,051
          VIP Growth                               3,951,819          Real Estate (Advisor)                                14,172
          VIP Overseas                             1,685,915          Small Cap Value (Advisor)                            24,250
          VIP Asset Manager                        6,493,861          Vista (Advisor)                                      10,446
          VIP Equity-Income                        1,117,904          Ultra (Advisor)                                      17,576
          VIP Contrafund(R)                        3,476,040    Alger:
          Advisor Diversified International           22,741          American Growth                                   2,281,500
          Advisor Dividend Growth                     29,545          American Balanced                                   356,255
          Advisor Equity Income                        7,480          American Leveraged AllCap                            74,707
          Advisor Growth Opportunities                 1,562    Calvert:
          Advisor Mid Cap                             13,290          Social Mid-Cap Growth                               466,948
          Advisor Overseas                             2,395          Income                                              336,360
          Advisor Small Cap                           70,042          Social Investment Equity                             11,499
          Advisor Equity Growth                           38          New Vision Small Cap                                  7,394
          Advisor Int'l Capital Appreciation              96    T. Rowe Price:
          Advisor New Insights                         2,128          Equity Income                                     4,158,214
          Advisor Freedom 2025                         1,860          European Stock                                        8,237
          Advisor Freedom 2035                         1,656          Int'l Growth & Income                                96,881
          Advisor Freedom 2010                         1,838          Mid-Cap Value                                        52,268
          Advisor Freedom 2020                         3,394          Equity Income   R Class                              51,662
          Advisor Freedom 2030                         1,878          Growth Stock Fund   R Class                         172,274
          Advisor Freedom 2040                         1,376          Mid Cap Growth   R Class                             26,634
          Advisor Freedom 2015                         8,630          Blue Chip Growth                                      1,218
     State Street:                                                    International Stock                                      33
          Equity 500 Index                        18,806,668    Old Mutual:
          Equity 500 Index II                         10,020          Growth II                                           343,679
     American Century:                                                Technology & Communications                       2,006,684
          VP Capital Appreciation                  1,170,850          Large Cap Value                                      31,845
          Equity Income                              403,283          Emerging Growth                                          31
          Small Cap Value                            732,050    Janus:
          Income & Growth                              9,356          Worldwide                                         1,619,705
          International Growth                       100,547          Flexible Income                                   1,497,335
          Ultra                                       23,963          Advisor Forty Fund                                      164
          Select                                       1,112          Advisor Growth & Income Fund                         11,199
          Strategic Alloc. Aggressive                385,604          Advisor Risk-Managed Large Cap Growth                 2,559
          Strategic Alloc. Conservative              275,617          Advisor Small Cap Value                                 251
          Strategic Alloc. Moderate                  892,759
          Small Company (Advisor)                     12,067




                            AUL American Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (continued)

5.   Mutual Fund Shares (continued)
     Mutual find shares owned at December 31, 2005, are:

     Pioneer:                                                   Franklin Templeton:
          Pioneer Fund                               305,232          Flex Cap Growth                                       6,074
          Growth Opportunities                       997,419          Strategic Income                                     16,394
          High Yield Fund                                164          Foreign                                              34,529
          Mid Cap Value Fund                           3,138          Growth                                              153,363
     AIM:                                                             Small-Mid Cap Growth                                    208
          Dynamics                                    13,557    Frank Russell:
          Financial Services                           4,275          Lifepoint Aggressive                                 58,049
          Global Health Care                          11,008          Lifepoint Balanced                                  106,001
          Technology                                   8,127          Lifepoint Equity Aggressive                          14,983
          Energy                                      18,624          Lifepoint Moderate                                   36,403
          Basic Value                                  8,766          Lifepoint Conservative                               16,532
          Mid Cap Core Equity                         11,384          2010 Strategy Fund                                   10,300
          Small Cap Growth                             3,198          2020 Strategy Fund                                    8,341
          Basic Value  R Class                           346          2030 Strategy Fund                                    2,587
          Energy  Class A                              1,395          2040 Strategy Fund                                      206
          Mid Cap Core Equity  Class R                33,095    Fifth Third:
          Small Cap Growth  R Class                    1,245          Multi Cap Value (Advisor)                               249
          Technology  Class A                            434          Mid Cap Growth (Advisor)                                180
          Financial Services Class A                     109          Strategic Income (Advisor)                               56
          Global Equity Class A                       17,525          Technology (Advisor)                                  4,718
     Vanguard:                                                  Dreyfus:
          Short-Term Bond                             73,245          Premier New Leader                                    1,420
          Explorer                                    86,410          Premier Third Century                                   260
     Ariel:                                                           Premier Structured Midcap                             6,037
          Ariel                                       33,388          Premier Small Cap Value                                  12
          Ariel Appreciation                          34,712    Lord Abbett:
     MFS(R):                                                          Mid-Cap Value                                           107
          International New Discovery                 81,204          Small-Cap Blend                                      18,470
          Mid-Cap Growth                               7,555          Small-Cap Value                                       2,653
          Strategic Value                             18,999    Thornburg:
          Value                                        5,958          Core Growth                                          25,651
     Allianz:                                                         International Value                                  38,974
          PEA Renaissance                            222,369    Oppenheimer:
          PEA Value                                   23,955          Developing Market Fund                                8,968
          NFJ Small Cap Value  R Class                37,769          International Bond Fund                                 568
          PEA Value  R Class                          19,380          International Small Company Fund                        201
          CCM Capital Appreciation                     7,509          Main Street Opportunity Fund                            221
     PIMCO:                                                           Small Cap Value Fund                                     99
          High Yield                                  27,876    AllianceBernstein:
          High Yield  R Class                         28,217          International Value (Class R)                           120
          Total Return  R Class                      100,290          Global Value (Class R)                               27,400
     Neuberger Berman:                                                Value Fund (Class R)                                    270
          Fasciano (Advisor)                          14,664
          Millennium (Advisor)                            51
          Partners (Advisor)                          16,090
          Focus (Advisor)                                 57

                            AUL American Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (continued)

6.  Net Assets
     Net Assets at December 31, 2005, are:

                                                  OneAmerica(R) Funds
                                          ------------------------------------------------------------------------------------------
                                          ------------------------------------------------------------------------------------------
                                               Value          Money Market        Investment      Asset Director    Asset Director
                                                                                  Grade Bond                           (Advisor)
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                      $259,750,110      $801,622,856       $200,482,571      $112,822,853        $1,130,773
Cost of units redeemed                        (213,557,829)     (774,538,416)      (178,652,406)      (80,250,964)          (91,933)
Net investment income                           15,643,985         2,992,570          7,718,148        13,029,999             9,338
Net realized gain (loss)                        11,480,978                 -            910,457         4,061,539              (154)
Realized gain distributions                     11,478,235                 -             26,552         5,286,133            42,557
Unrealized appreciation
(depreciation)                                  15,736,397                 -           (984,281)        8,919,448             7,132
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                              $100,531,876      $ 30,077,010       $ 29,501,041      $ 63,869,008        $1,097,713
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================




                                                   OneAmerica Funds(R)                                         Fidelity
                                          ------------------------------------------------------------------------------------------
                                          ------------------------------------------------------ -----------------------------------
                                           Investment Grade       Value            Money Market       VIP                 VIP
                                           Bond (Advisor)       (Advisor)           (Advisor)     High Income            Growth
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                      $    635,686      $  1,035,218       $    868,788      $ 93,349,973     $ 448,363,938
Cost of units redeemed                            (169,776)          (84,540)          (477,157)      (73,872,120)     (336,199,213)
Net investment income                               16,711             5,601              1,939        15,029,656        26,890,462
Net realized gain (loss)                              (340)            6,507                  -       (11,080,377)       (3,385,371)
Realized gain distributions                              -            58,683                  -                 -        10,213,019
Unrealized appreciation
(depreciation)                                     (15,279)          (34,601)               (74)          (72,070)      (12,706,509)
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                              $    467,002      $    986,868       $    393,496      $ 23,355,062     $ 133,176,326
=                                         =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================




                                              Fidelity
                                          -----------------------------------------------------------------------------------------
                                          -----------------------------------------------------------------------------------------
                                                                  VIP              VIP Equity                   Advisor Diversified
                                           VIP Overseas        Asset Manager         Income     VIP Contrafund(R)   International
                                          -----------------  ----------------  ----------------- -----------------  ---------------
                                          -----------------  ----------------  ----------------- -----------------  ---------------
Proceeds from units sold                      $423,128,928      $234,373,238       $ 64,494,914      $146,956,471     $     722,657
Cost of units redeemed                        (402,061,622)     (167,667,100)       (45,986,553)      (77,186,880)         (371,461)
Net investment income                            4,712,537        33,706,077          4,860,162         6,627,956            (4,015)
Net realized gain (loss)                        (1,656,567)       (2,419,510)           422,533         5,922,884            17,404
Realized gain distributions                      1,752,136         1,428,882          1,680,343            16,040            22,284
Unrealized appreciation
(depreciation)                                   8,871,304        (1,753,909)         3,023,987        25,525,065            88,663
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                              $ 34,746,716      $ 97,667,678       $ 28,495,386      $107,861,536     $     475,532
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================

(1) See Note 1, Portfolio substitution.

                            AUL American Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (continued)

6.  Net Assets (continued)
     Net Assets at December 31, 2005, are:

                                              Fidelity
                                          ------------------------------------------------------------------------------------------
                                          ------------------------------------------------------------------------------------------
                                          Advisor Dividend   Advisor Equity      Advisor Growth
                                              Growth             Income           Opportunities   Advisor Mid Cap  Advisor Overseas
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                      $    375,650      $    208,485       $     49,055      $    301,443     $      46,369
Cost of units redeemed                             (34,572)           (9,430)            (1,119)          (28,817)           (5,866)
Net investment income                               (1,839)             (462)              (388)           (3,991)             (270)
Net realized gain (loss)                             1,361               180                 23             2,682               458
Realized gain distributions                              -            11,206                  -            38,411               711
Unrealized appreciation
(depreciation)                                      16,018             1,936              4,156            12,838             6,108
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                              $    356,618      $ 211,915          $     51,727      $    322,566     $      47,510
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================




                                             Fidelity
                                          ------------------------------------------------------------------------------------------
                                          ------------------------------------------------------------------------------------------
                                                                                 Advisor Int'l
                                          Advisor Small     Advisor Equity         Capital         Advisor New     Advisor Freedom
                                              Cap               Growth          Appreciation         Insights             2025
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                      $  1,953,096      $      2,397       $      1,621      $     33,516     $      21,302
Cost of units redeemed                            (313,260)             (685)              (162)              (87)                -
Net investment income                              (11,119)             (17)                (2)             (117)               150
Net realized gain (loss)                            16,727               53                 (1)                4                  -
Realized gain distributions                        112,853                -                199                 -                 36
Unrealized appreciation
(depreciation)                                     (38,052)             108                (49)            1,948                482
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                              $  1,720,245      $     1,856        $     1,606       $    35,264      $      21,970
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================




                                                 Fidelity
                                          ------------------------------------------------------------------------
                                          ------------------------------------------------------------------------
                                           Advisor Freedom     Advisor Freedom  Advisor Freedom    Advisor Freedom
                                                  2035             2010               2020               2030
                                          -----------------  ----------------  ----------------- -----------------
                                          -----------------  ----------------  ----------------- -----------------
Proceeds from units sold                      $     19,350      $    22,319        $    40,836       $    23,006
Cost of units redeemed                                   -           (1,664)              (459)                -
Net investment income                                  107              242                314               103
Net realized gain (loss)                                 -               34                 (2)                -
Realized gain distributions                             32               17                 66                55
Unrealized appreciation
(depreciation)                                         351               47              1,036               819
                                          -----------------  ----------------  ----------------- -----------------
                                          -----------------  ----------------  ----------------- -----------------
                                              $     19,840      $    20,995        $    41,791       $    23,983
                                          =================  ================  ================= =================
                                          =================  ================  ================= =================

                            AUL American Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (continued)

6.  Net Assets (continued)
     Net Assets at December 31, 2005, are:

                                                   Fidelity                                State Street
                                          ------------------------------------ ------------------------------------
                                          ------------------------------------ ------------------------------------
                                          Advisor Freedom     Advisor Freedom
                                                2040              2015         Equity 500 Index  Equity 500 Index
                                          -----------------  ----------------  ----------------- ------------------
                                          -----------------  ----------------  ----------------- -----------------
Proceeds from units sold                      $     17,489      $    94,713       $509,417,910       $   108,718
Cost of units redeemed                                 (31)             (29)      (334,240,693)           (6,636)
Net investment income                                   98              849          5,761,633               399
Net realized gain (loss)                                 -                1         (3,323,111)               41
Realized gain distributions                             39              168                  -                 1
Unrealized appreciation
(depreciation)                                         395            2,680         18,161,679             1,696
                                          -----------------  ----------------  ----------------- -----------------
                                          -----------------  ----------------  ----------------- -----------------
                                              $     17,990      $    98,382       $195,777,418       $   104,219
                                          =================  ================  ================= =================
                                          =================  ================  ================= =================




                                                   American Century
                                          ------------------------------------------------------------------------------------------
                                          ------------------------------------------------------------------------------------------
                                             VP Capital                                                              International
                                           Appreciation       Equity Income     Small Cap Value   Income & Growth       Growth
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                      $ 32,018,977      $ 3,934,518       $ 9,073,163        $ 349,198        $   1,140,702
Cost of units redeemed                         (21,212,257)      (1,261,425)       (3,506,691)        (110,689)            (434,485)
Net investment income                             (185,802)          79,666           (56,519)           4,495                5,178
Net realized gain (loss)                        (4,895,147)         116,367           394,944           15,453               85,721
Realized gain distributions                      2,962,118          269,474         1,286,489           10,918                    -
Unrealized appreciation
(depreciation)                                   2,259,565           15,080          (134,418)          14,393              217,408
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                              $ 10,947,454      $ 3,153,680       $ 7,056,968        $ 283,768        $   1,014,524
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================



                                                   American Century
                                          ------------------------------------------------------------------------------------------
                                          ------------------------------------------------------------------------------------------
                                                                                   Strategic         Strategic          Strategic
                                                                                  Allocation         Allocation        Allocation
                                               Ultra             Select            Agressive        Conservative        Moderate
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                      $  2,027,253       $  245,448       $ 5,586,518       $2,982,507        $   8,976,356
Cost of units redeemed                          (1,488,696)        (228,643)       (2,868,244)      (1,654,118)          (3,727,624)
Net investment income                              (25,556)          (4,598)           38,598           59,463               89,083
Net realized gain (loss)                            91,712           28,289           (63,832)          (2,546)             (36,187)
Realized gain distributions                              -                -           124,328           84,822              344,609
Unrealized appreciation
(depreciation)                                     116,341            1,953           217,336           45,767              370,962
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                              $    721,054      $    42,449       $ 3,034,704       $1,515,895        $ 6,017,199
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================


                            AUL American Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (continued)

6.  Net Assets (continued)
     Net Assets at December 31, 2005, are:

                                               American Century
                                          ------------------------------------------------------------------------------------------
                                          ------------------------------------------------------------------------------------------
                                                                Strategic           Strategic        Strategic
                                          Small Company         Allocation         Allocation        Allocation        Equity Growth
                                            (Advisor)         Agressive (Adv.)  Conservative(Adv    Moderate (Adv.)       (Advisor)
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                      $    125,570      $   751,685        $  268,069       $2,086,569        $     421,045
Cost of units redeemed                             (30,272)         (72,670)          (34,365)        (360,160)             (69,345)
Net investment income                                1,302              597             1,617            5,140                 (867)
Net realized gain (loss)                             4,730            4,293               218           12,094                  272
Realized gain distributions                         12,340           30,449             9,645           94,337                1,534
Unrealized appreciation
(depreciation)                                       3,262           36,075            (2,243)          12,525               15,158
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                              $    116,932       $   750,429       $   242,941       $1,850,505        $    367,797
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================


                                            American Century
                                          ------------------------------------------------------------------------------------------
                                          ------------------------------------------------------------------------------------------
                                           Equity Income       Ginnie Mae                         Inflation Adjusted  Large Company
                                             (Advisor)          (Advisor)       Growth (Advisor)  Bond (Advisor)         (Advisor)
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                      $    644,006      $   372,629        $   108,336       $1,374,005        $  1,061,421
Cost of units redeemed                            (104,862)        (191,050)                 -         (418,847)           (329,132)
Net investment income                                4,006            7,017             (1,039)          21,705               2,209
Net realized gain (loss)                              (530)            (376)                29             (721)              2,715
Realized gain distributions                         20,873                -                  -            1,968              17,542
Unrealized appreciation
(depreciation)                                     (19,711)           (3,787)            6,446          (16,117)              2,867
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                             $     543,782      $    184,443       $   113,772       $  961,993        $    757,622
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================



                                            American Century
                                          ------------------------------------------------------------------------------------------
                                          ------------------------------------------------------------------------------------------
                                                 New
                                          Opportunities II      Real Estate      Small Cap Value
                                             (Advisor)          (Advisor)            (Advisor)      Vista (Advisor)  Ultra (Advisor)
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                      $     60,880      $    379,882        $   222,275       $  165,208       $   546,385
Cost of units redeemed                              (2,090)          (50,237)           (19,724)         (16,741)          (41,106)
Net investment income                                 (670)            4,072             (2,039)          (1,270)           (2,720)
Net realized gain (loss)                                77             1,692                793              360             1,382
Realized gain distributions                          1,865            30,713             38,298                -                 -
Unrealized appreciation
(depreciation)                                       2,390            (4,857)            (6,367)          14,574             17,743
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                              $     62,452      $    361,265       $    233,536       $  162,131        $   521,684
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================


                            AUL American Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (continued)

6.  Net Assets (continued)
    Net Assets at December 31, 2005, are:




                                                                Alger                                 Calvert
                                          ------------------------------------------------------- ----------------------------------
                                          ------------------------------------------------------- ----------------------------------
                                                                                    American
                                                                 American         Leveraged All   Social Mid Cap
                                          American Growth        Balanced             Cap           Growth               Income
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                      $294,386,699      $  7,433,431       $  2,870,082     $150,034,074      $  10,266,174
Cost of units redeemed                        (213,460,046)       (2,974,381)          (701,373)    (137,930,897)        (4,916,203)
Net investment income                           14,845,025            62,957            (68,405)       1,824,589            235,392
Net realized gain (loss)                       (25,964,548)          (79,674)           (71,813)      (3,378,031)            18,686
Realized gain distributions                     10,331,798            19,635              5,547                -            177,995
Unrealized appreciation
(depreciation)                                   9,409,954           682,363            564,285        1,810,388           (144,643)
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                              $ 89,548,882      $  5,144,331       $  2,598,323     $ 12,360,123       $  5,637,401
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================



                                                         Calvert                                 T.Rowe Price
                                          ------------------------------------ ----------------------------------------------------
                                          ------------------------------------ ----------------------------------------------------
                                          Social Investment  New Vision Small                                        International
                                                Equity            Cap            Equity Income   European Stock     Growth & Income
                                          -----------------  ----------------  ----------------- -----------------  ---------------
                                          -----------------  ----------------  ----------------- -----------------  ---------------
Proceeds from units sold                      $  1,190,607      $    149,096       $165,122,756     $    136,929     $    1,400,577
Cost of units redeemed                            (871,136)          (31,615)      (102,218,116)         (23,994)          (129,929)
Net investment income                              (14,204)           (2,398)         9,309,283            1,312              6,871
Net realized gain (loss)                            33,702             7,175         15,314,068            6,975             21,481
Realized gain distributions                          7,181            15,389          6,055,450           27,013             9,507
Unrealized appreciation
(depreciation)                                      59,782           (15,639)        (2,975,970)          (6,883)           56,551
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                              $    405,932     $     122,008       $ 90,607,471     $    141,352      $   1,365,058
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================


                                            T.Rowe Price
                                          ------------------------------------------------------------------------------------------
                                          ------------------------------------------------------------------------------------------
                                              Mid-Cap        Equity Income       Growth Stock      Mid Cap Growth
                                               Value             R Class          R Class             R Class      Blue Chip Growth
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                      $  1,766,398      $  1,475,313       $  5,736,853     $   1,418,473     $      37,586
Cost of units redeemed                            (689,688)         (176,913)        (1,073,372)         (214,292)             (201)
Net investment income                              (10,262)            3,972            (22,807)          (14,189)             (154)
Net realized gain (loss)                            10,148             4,616             12,866            11,115                11
Realized gain distributions                        101,056            59,281                  -            83,768                 -
Unrealized appreciation
(depreciation)                                      31,836           (30,282)           177,050           136,620             2,254
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                              $  1,209,488      $  1,335,987       $  4,830,590     $   1,421,495     $      39,496
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================


                            AUL American Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (continued)

6.  Net Assets (continued)
     Net Assets at December 31, 2005, are:

                                            T.Rowe Price                            Old Mutual
                                          ---------------- -------------------------------------------------------------------------
                                          ---------------- -------------------------------------------------------------------------
                                            International                        Technology &
                                                Stock           Growth II       Communication     Large Cap Value   Emerging Growth
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                      $        459      $ 28,059,759       $ 32,336,626     $     685,030     $         486
Cost of units redeemed                                   -       (19,055,565)       (21,588,120)         (312,011)             (114)
Net investment income                                    3          (197,638)           223,572            (3,558)              (10)
Net realized gain (loss)                                 -        (4,781,734)        (7,781,973)           38,399                93
Realized gain distributions                              1                 -          1,926,671             1,687                 -
Unrealized appreciation
(depreciation)                                          26           (14,082)               269            (1,601)              (12)
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                              $        489      $  4,010,740       $  5,117,045     $     407,946     $         443
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================




                                                             Janus
                                          -----------------------------------------------------------------------------------------
                                          -----------------------------------------------------------------------------------------
                                                                                                                     Advisor Risk
                                              Worldwide                           Advisor Forty   Advisor Growth    Managed Large
                                               Growth         Flexible Income         Fund         & Income           Cap Growth
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                      $243,807,827      $ 44,872,757       $      5,444     $     207,478     $      34,227
Cost of units redeemed                        (186,720,042)      (30,944,591)              (791)           (5,793)           (2,586)
Net investment income                            3,605,520         3,383,234                 (7)                3               374
Net realized gain (loss)                       (15,807,954)          440,122                (12)              144               104
Realized gain distributions                              -           636,469                  -               709               863
Unrealized appreciation
(depreciation)                                     401,625        (1,378,255)                81               173               468
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                              $ 45,286,976      $ 17,009,736       $      4,715     $     202,714     $      33,450
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================



                                            Janus                        Pioneer
                                          ---------------- -------------------------------------------------------------------------
                                          ---------------- -------------------------------------------------------------------------
                                            Advisor Small                          Growth
                                              Cap Value       Pioneer Fund       Opportunities    High Yield          Mid Cap Value
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                      $      3,393      $ 16,664,548       $ 70,456,476     $       1,944     $      79,186
Cost of units redeemed                                   -        (9,599,243)       (50,190,813)                -            (8,378)
Net investment income                                   45           311,921          1,556,628                12               (18)
Net realized gain (loss)                                 -        (1,217,299)         1,239,077                 -                60
Realized gain distributions                             64                 -             58,400                64             2,528
Unrealized appreciation
(depreciation)                                         (60)          417,839          2,184,757               (66)             (743)
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                              $      3,442      $  6,577,766      $  25,304,525     $       1,954     $      72,635
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================



                            AUL American Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (continued)

6.  Net Assets (continued)
     Net Assets at December 31, 2005, are:

                                                AIM
                                          ------------------------------------------------------------------------------------------
                                          ------------------------------------------------------------------------------------------
                                                                Financial         Global Health
                                             Dynamics            Services             Care          Technology          Energy
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                      $    394,626      $    322,619      $     483,215     $     478,354     $     776,584
Cost of units redeemed                            (206,296)         (236,837)          (205,831)         (300,378)         (176,344)
Net investment income                               (6,480)           (1,827)            (8,567)           (6,047)           (6,762)
Net realized gain (loss)                            27,594             10,570            40,106            19,234            47,688
Realized gain distributions                              -             30,951            13,917                 -            37,494
Unrealized appreciation
(depreciation)                                      37,436            (7,856)             8,836            19,403            76,020
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                              $    246,880      $    117,620      $     331,676     $     210,566     $     754,680
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================


                                            AIM
                                          ------------------------------------------------------------------------------------------
                                          ------------------------------------------------------------------------------------------
                                            Basic Value       Mid Cap Core        Small Cap        Basic Value          Energy
                                                                 Equity             Growth           R Class            Class A
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                      $    747,848      $  1,388,019      $      86,637    $       11,227     $      51,848
Cost of units redeemed                            (522,520)         (612,788)            (9,701)                -            (6,860)
Net investment income                               (8,318)          (18,719)            (1,198)              (66)             (463)
Net realized gain (loss)                            33,720            69,034              2,097                 5             5,115
Realized gain distributions                              -           112,569              6,475                 -             3,083
Unrealized appreciation
(depreciation)                                       49,273            7,424              3,687               596             3,950
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                              $     300,003     $    945,539       $     87,997     $      11,762     $     56,673
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================


                                             AIM
                                          -----------------------------------------------------------------------------------------
                                          -----------------------------------------------------------------------------------------
                                            Mid Cap Core        Small Cap         Technology        Financial        Global Equity
                                           Equity R Class    Growth R Class        Class A         Services Class A     Class A
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                      $    537,996     $   1,388,019       $      10,937    $       2,800     $     171,281
Cost of units redeemed                             (75,176)           (3,555)                201                -                (9)
Net investment income                               (4,618)             (361)              (104)               24             1,564
Net realized gain (loss)                               559               896               (368)               (1)                1
Realized gain distributions                         42,079             2,550                  -               276            13,710
Unrealized appreciation
(depreciation)                                      (3,476)              619                692              (108)           (9,625)
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                              $    497,364      $     33,923       $     11,358     $       2,991     $     176,922
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================




                            AUL American Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (continued)

6.  Net Assets (continued)
    Net Assets at December 31, 2005, are:





                                                    Vanguard                                Ariel
                                          ------------------------------------ ------------------------------------
                                          ------------------------------------ ------------------------------------
                                              Short-Term                                              Ariel
                                                 Bond            Explorer          Ariel              Appreciation
                                          -----------------  ----------------  ----------------- -----------------
                                          -----------------  ----------------  ----------------- -----------------
Proceeds from units sold                      $  1,464,500      $ 57,176,035       $  2,897,557     $   2,292,922
Cost of units redeemed                            (720,788)      (52,157,189)        (1,503,066)         (919,518)
Net investment income                               30,502          (125,434)           (30,565)          (28,486)
Net realized gain (loss)                           (10,797)          829,278            186,972           126,083
Realized gain distributions                          4,406           495,284            172,075           107,535
Unrealized appreciation
(depreciation)                                     (16,330)          272,302            (51,218)           43,231
                                          -----------------  ----------------  ----------------- -----------------
                                          -----------------  ----------------  ----------------- -----------------
                                              $    751,493      $  6,490,276       $  1,671,755     $   1,621,767
                                          =================  ================  ================= =================
                                          =================  ================  ================= =================




                                                                       MFS(R)                                         Allianz
                                          ------------------------------------------------------------------------ ----------------
                                          ------------------------------------------------------------------------ ----------------
                                           International        Mid-Cap           Strategic                             PEA
                                           New Discovery         Growth             Value           Value             Renaissance
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                      $  2,229,273      $     96,830       $     278,621    $     149,965     $   9,538,113
Cost of units redeemed                            (772,110)          (34,627)            (32,339)         (13,280)       (5,009,744)
Net investment income                              (15,171)             (984)             (5,165)             (62)         (104,009)
Net realized gain (loss)                           127,208              3,726              7,277              403           183,016
Realized gain distributions                        165,725                  -             39,546            6,534           774,502
Unrealized appreciation
(depreciation)                                     200,997              4,417            (20,430)          (5,619)         (558,675)
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                              $  1,935,922      $      69,362      $     267,510    $     137,941     $   4,823,203
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================


                                                                Allianz                                                 PIMCO
                                          ------------------------------------------------------------------------- ---------------
                                          ------------------------------------------------------------------------- ---------------
                                                              NFJ Small Cap         PEA Value       CCM Capital
                                              PEA Value       Value R Class         R Class        Appreciation       High Yield
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                      $    446,865      $  1,617,550       $     366,166    $     154,778     $     314,958
Cost of units redeemed                            (128,851)         (549,098)            (69,687)         (11,155)          (47,624)
Net investment income                               (1,865)            5,651                 301             (202)            5,509
Net realized gain (loss)                             31,152           31,751              (4,545)             309               175
Realized gain distributions                          58,613           84,266              40,083                -                48
Unrealized appreciation
(depreciation)                                      (27,425)         (85,741)            (26,103)           2,036            (2,108)
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                              $     378,489     $  1,104,379       $     306,215    $     145,766     $     270,958
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================




                            AUL American Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (continued)

6.  Net Assets (continued)
     Net Assets at December 31, 2005, are:




                                                     PIMCO                           Neuberger Berman
                                          ----------------------------------- ----------------------------------------------------
                                          ----------------------------------- ----------------------------------------------------
                                             High Yield        Total Return         Fasciano      Millennium           Partners
                                              R Class           R Class            (Advisor)       (Adviso)            (Advisor)
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                      $    297,667      $  1,381,016       $     188,141    $         561     $     406,947
Cost of units redeemed                             (30,731)         (336,540)            (27,411)               -          (118,785)
Net investment income                                8,256             9,837              (1,226)              (1)             (765)
Net realized gain (loss)                               326              (503)               (201)               -             1,691
Realized gain distributions                            124            15,246               5,889                -             9,214
Unrealized appreciation
(depreciation)                                      (1,368)          (17,009)               (503)              24             3,884
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                              $    274,274      $  1,052,047       $     164,689    $         584     $     302,186
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================




                                             Neuberger
                                               Berman                Franklin Templeton
                                          -----------------  -----------------------------------------------------------------------
                                          -----------------  -----------------------------------------------------------------------
                                             Focus              Flex Cap          Strategic
                                             (Advisor)           Growth             Income             Foreign            Growth
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                      $        941      $    318,774       $     226,651    $     456,425     $   3,538,561
Cost of units redeemed                                   -           (93,765)           (62,326)          (60,089)         (246,852)
Net investment income                                   (4)           (2,318)             3,152             2,002            27,755
Net realized gain (loss)                                 -             2,729               (117)            2,772             2,127
Realized gain distributions                            115                 -                  -            20,518           180,557
Unrealized appreciation
(depreciation)                                        (100)           16,292             (1,445)           13,439           (10,056)
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                              $        952      $    241,712      $     165,915     $     435,067      $  3,492,092
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================



                                          Franklin Templeton                             Frank Russell
                                          -----------------  -----------------------------------------------------------------------
                                          -----------------  -----------------------------------------------------------------------
                                            Small Mid Cap         Lifepoint        Lifepoint      Lifepoint Equity      Lifepoint
                                              Growth            Agressive           Balanced         Agressive            Moderate
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                      $      7,036      $    651,852      $   1,271,827     $     163,078     $     404,505
Cost of units redeemed                                   -           (27,920)          (114,375)           (8,244)          (11,531)
Net investment income                                  (55)            2,065              6,649               118             2,390
Net realized gain (loss)                                 -             1,234                608               294               125
Realized gain distributions                              -             3,255              6,629             1,065             2,543
Unrealized appreciation
(depreciation)                                         783            26,053             24,357             7,011             2,043
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                              $      7,764     $     656,539       $  1,195,695     $     163,322     $     400,075
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================


                            AUL American Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (continued)

6.  Net Assets (continued)
    Net Assets at December 31, 2005, are:



                                             Frank Russell
                                          -----------------------------------------------------------------------------------------
                                          -----------------------------------------------------------------------------------------
                                            Lifepoint         Russell 2010       Russell 2020       Russell 2030       Russell 2040
                                           Conservative          Strategy         Strategy           Strategy            Strategy
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                      $    178,732      $    125,957       $     224,749    $      31,870     $       2,165
Cost of units redeemed                              (2,576)          (21,305)           (141,562)          (5,220)                -
Net investment income                                1,272               621                 388              153                12
Net realized gain (loss)                               (15)                -               1,164                -                 -
Realized gain distributions                          1,073                 -                  38                -                 -
Unrealized appreciation
(depreciation)                                        (600)              719               1,973              422                 9
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                              $    177,886      $    105,992       $      86,750    $      27,225     $       2,186
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================



                                                               Fifth Third                                            Dreyfus
                                          ------------------------------------------------------------------------- ---------------
                                          ------------------------------------------------------------------------- ---------------
                                                                                                                      Premier New
                                          Multi Cap Value     Mid Cap Growth    Strategic Income      Technology        Leaders
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                      $      6,314      $      2,769       $         626    $      46,990     $      66,394
Cost of units redeemed                                (644)                -                   -                -                (1)
Net investment income                                  (41)               (8)                  4             (102)              104
Net realized gain (loss)                                19                 -                   -                7                 -
Realized gain distributions                            482                33                   1                -             2,405
Unrealized appreciation
(depreciation)                                        (195)               55                   1            2,408            (2,773)
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                             $       5,935      $      2,849       $         632    $      49,303     $      66,129
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================




                                                         Dreyfus                                             Lord Abbett
                                          -------------------------------------------------------- --------------------------------
                                          -------------------------------------------------------- --------------------------------
                                                                 Premier
                                           Premier Third      Structured Mid     Premier Small
                                              Century          Cap Growth         Cap Value       Mid Cap Value     Small Cap Blend
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                      $      2,152      $    147,740       $         259    $       2,313     $     506,647
Cost of units redeemed                                   -           (47,660)                  -                -          (193,105)
Net investment income                                   (6)             (556)                  -                6              (226)
Net realized gain (loss)                                 -               140                   -                -                90
Realized gain distributions                              -             2,021                   2              134               588
Unrealized appreciation
(depreciation)                                          19             5,725                  (4)             (82)           (2,952)
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                              $      2,165      $    107,410       $         257    $       2,371     $     311,042
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================


                            AUL American Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (continued)

6.  Net Assets (continued)
    Net Assets at December 31, 2005, are:




                                            Lord Abbett                       Thornburg                 Oppenheimer
                                          ---------------- --------------------------------------- --------------------------------
                                          ---------------- --------------------------------------- --------------------------------
                                                                                International        Developing      International
                                          Small Cap Value     Core Growth         Value                Markets             Bond
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                      $    120,783      $    404,365       $   1,017,075    $     303,871     $       3,256
Cost of units redeemed                             (55,168)          (30,695)           (150,192)         (16,624)                -
Net investment income                                 (507)             (475)               (688)           2,290                66
Net realized gain (loss)                               371              1,531              5,895              (83)                -
Realized gain distributions                          6,857              1,185              6,490            8,555                13
Unrealized appreciation
(depreciation)                                       2,581             13,476             38,886           23,235               (75)
                                          -----------------  ----------------  ----------------- -----------------  ---------------
                                          -----------------  ----------------  ----------------- -----------------  ---------------
                                              $     74,917      $     389,387      $     917,466    $     321,244     $       3,260
                                          =================  ================  ================= =================  ===============
                                          =================  ================  ================= =================  ===============


                                                    Oppenheimer                                        Alliance Bernstein
                                          ------------------------------------------------------- --------------------------------
                                          ------------------------------------------------------  --------------------------------
                                           International       Main Street                        International
                                          Small Company        Opportunity      Small Cap Value        Value        Global Value
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
Proceeds from units sold                      $      3,775      $      2,875       $       3,174    $       2,064     $     371,914
Cost of units redeemed                                   -                 -                   -                -                 -
Net investment income                                   (8)                -                  (6)              21                82
Net realized gain (loss)                                 -                 -                   -                -                 -
Realized gain distributions                            297                99                 171               98               731
Unrealized appreciation
(depreciation)                                         (92)              (23)                (99)             (33)             (357)
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                          -----------------  ----------------  ----------------- -----------------  ----------------
                                              $      3,972      $      2,951       $       3,240    $       2,150      $    372,370
                                          =================  ================  ================= =================  ================
                                          =================  ================  ================= =================  ================


                                          Alliance Bernstein
                                         --------------------
                                          -------------------
                                                   Value
                                          -----------------
                                          -----------------
Proceeds from units sold                      $      3,374
Cost of units redeemed                                   -
Net investment income                                   27
Net realized gain (loss)                                 -
Realized gain distributions                            121
Unrealized appreciation
(depreciation)                                        (157)
                                          -----------------
                                          -----------------
                                              $      3,365
                                          =================
                                          =================


                            AUL American Unit Trust
                              FINANCIAL HIGHLIGHTS


The following information represents the ratio of gross income (i.e. dividend income) to average net assets expressed as a percent. Ratios for funds commencing during the year are annualized.- This information pertains to years 2005, 2004, 2003, 2002, and 2001 or from commencement date. A zero ratio indicates no gross income has been received during the year.



                                                         2005         2004         2003        2002        2001
     OneAmerica(R) Funds:
          Value                                          1.2%         0.8%        1.0%        1.1%        1.3%
          Money Market                                   2.7%         0.9%        0.6%        1.2%        3.5%
          Invesment Grade Bond                           4.0%         3.7%        4.2%        5.2%        5.6%
          Asset Director                                 1.9%         1.7%        1.9%        2.4%        2.8%
          Asset Director (Advisor)                       2.4%        30.0%        N/A         N/A         N/A
          Investment Grade Bond (Advisor)                6.6%        82.5%        N/A         N/A         N/A
          Value (Advisor)                                3.0%         0.0%        N/A         N/A         N/A
          Money Market (Advisor)                         2.4%         N/A         N/A         N/A         N/A
     Fidelity:
          VIP High Income                               14.9%         8.3%        6.7%       10.7%       11.6%
          VIP Growth                                     0.5%         0.3%        0.3%        0.3%        0.1%
          VIP Overseas                                   0.6%         1.1%        0.7%        0.8%        5.1%
          VIP Asset Manager                              2.7%         2.6%        3.5%        3.9%        4.0%
          VIP Equity-Income                              1.7%         1.5%        1.7%        1.7%        1.6%
          VIP Contrafund(R)                              0.3%         0.3%        0.4%        0.8%        0.8%
          Advisor Diversified International              0.7%         0.0%        N/A         N/A         N/A
          Advisor Dividend Growth                        0.0%         2.5%        N/A         N/A         N/A
          Advisor Equity Income                          0.9%         5.2%        N/A         N/A         N/A
          Advisor Growth Opportunities                   0.0%         4.5%        N/A         N/A         N/A
          Advisor Mid Cap                                0.0%         0.0%        N/A         N/A         N/A
          Advisor Overseas                               0.7%         0.0%        N/A         N/A         N/A
          Advisor Small Cap                              0.0%         0.0%        N/A         N/A         N/A
          Advisor Equity Growth                          0.0%         N/A         N/A         N/A         N/A
          Advisor International Capital Appreciation     1.1%         N/A         N/A         N/A         N/A
          Advisor New Insights                           0.0%         N/A         N/A         N/A         N/A
          Advisor Freedom 2025                           1.4%         N/A         N/A         N/A         N/A
          Advisor Freedom 2035                           1.1%         N/A         N/A         N/A         N/A
          Advisor Freedom 2010                           1.9%         N/A         N/A         N/A         N/A
          Advisor Freedom 2020                           1.6%         N/A         N/A         N/A         N/A
          Advisor Freedom 2030                           0.8%         N/A         N/A         N/A         N/A
          Advisor Freedom 2040                           1.4%         N/A         N/A         N/A         N/A
          Advisor Freedom 2015                           1.5%         N/A         N/A         N/A         N/A
     State Street:
          Equity 500 Index                               1.7%         2.4%        1.3%        1.4%        2.0%
          Equity 500 Index II                            1.1%         N/A         N/A         N/A         N/A
     American Century:
          VP Capital Appreciation                        0.0%         0.0%        0.0%        0.0%        0.0%
          Equity Income                                  2.1%         2.5%        3.1%        3.0%        1.3%
          Small Cap Value                                0.7%         0.3%        0.7%        0.0%        0.3%
          Income & Growth                                1.9%         2.2%        1.9%        1.9%        1.4%
          International Growth                           2.1%         0.9%        1.2%        5.3%        0.0%
          Ultra                                          0.1%         0.0%        0.0%        2.8%        0.0%
          Select                                         0.8%         0.0%        0.0%        1.6%        0.0%
          Strategic Alloc. Aggressive                    1.4%         1.4%        1.4%        0.8%        N/A
          Strategic Alloc. Conservative                  2.2%         1.7%        1.7%        4.1%        N/A
          Strategic Alloc. Moderate                      1.7%         1.5%        1.5%        2.8%        N/A
          Small Company (Advisor)                        0.0%         0.0%        0.0%        N/A         N/A





                             AUL American Unit Trust
                        FINANCIAL HIGHLIGHTS (continued)


                                                         2005         2004        2003        2002        2001
     American Century: (continued)
          Strategic Allocation Aggressive (Advisor)      1.2%         2.0%        N/A         N/A         N/A
          Strategic Allocation Conservative (Advisor)    2.2%         2.4%        N/A         N/A         N/A
          Strategic Allocation Moderate (Advisor)        1.6%         1.9%        N/A         N/A         N/A
          Equity Growth (Advisor)                        0.8%         1.3%        N/A         N/A         N/A
          Equity Income (Advisor)                        2.8%         0.0%        N/A         N/A         N/A
          Ginnie Mae (Advisor)                           4.4%         4.5%        N/A         N/A         N/A
          Growth (Advisor)                               0.2%         0.0%        N/A         N/A         N/A
          Inflation Adjusted Bond (Advisor)              5.4%         8.0%        N/A         N/A         N/A
          Large Company Value (Advisor)                  1.6%         8.1%        N/A         N/A         N/A
          New Opportunities II (Advisor)                 0.0%         0.0%        N/A         N/A         N/A
          Real Estate (Advisor)                          2.3%         5.0%        N/A         N/A         N/A
          Small Cap Value (Advisor)                      0.4%         0.0%        N/A         N/A         N/A
          Vista (Advisor)                                0.0%         0.0%        N/A         N/A         N/A
          Ultra (Advisor)                                0.0%         0.0%        N/A         N/A         N/A
     Alger:
          American Growth                                0.2%         0.0%        0.0%        0.0%        0.3%
          American Balanced                              1.7%         1.5%        2.0%        1.5%        1.2%
          American Leveraged AllCap                      0.0%         0.0%        0.0%        0.0%        0.0%
     Calvert:
          Social Mid-Cap Growth                          0.0%         0.0%        0.0%        0.0%        0.0%
          Income                                         3.6%         3.7%        9.0%       11.7%        N/A
          Social Investment Equity                       0.0%         0.0%        0.0%        0.3%        N/A
          New Vision Small Cap                           0.0%         0.0%        0.0%        5.2%        N/A
     T. Rowe Price:
          Equity Income                                  1.6%         1.6%        1.7%        1.6%        1.5%
          European Stock                                 1.8%         1.8%        2.6%        N/A         N/A
          Int'l Growth & Income                          2.9%         0.9%        2.1%        N/A         N/A
          Mid-Cap Value                                  0.3%         1.0%       16.3%        N/A         N/A
          Equity Income   R Class                        1.9%         2.0%        N/A         N/A         N/A
          Growth Stock Fund   R Class                    0.0%         0.7%        N/A         N/A         N/A
          Mid Cap Growth   R Class                       0.0%         0.0%        N/A         N/A         N/A

     Old Mutual:
          Growth II                                      0.0%         0.0%        0.0%        0.0%        0.0%
          Technology & Communications                    0.0%         0.0%        0.0%        0.0%        0.0%
          Large Cap Value                                0.5%         1.2%        1.7%        0.0%        0.5%
          Emerging Growth                                0.0%         0.0%        0.0%        0.0%        0.0%
     Janus:
          Worldwide                                      1.4%         1.0%        1.1%        0.9%        0.5%
          Flexible Income                                5.5%         5.8%        4.8%        5.1%        5.8%
          Advisor Forty Fund                             0.0%         N/A         N/A         N/A         N/A
          Advisor Growth & Income Fund                   0.1%         N/A         N/A         N/A         N/A
          Advisor Risk-Managed Large Cap Growth          2.8%         N/A         N/A         N/A         N/A
          Advisor Small Cap Value                        2.7%         N/A         N/A         N/A         N/A
     Pioneer:
          Pioneer Fund                                   1.3%         1.1%        1.0%        1.2%        0.8%
          Growth Opportunities                           0.0%         0.0%        0.0%        0.0%        0.0%
          High Yield Fund                                1.2%         N/A         N/A         N/A         N/A
          Mid Cap Value Fund                             1.2%         N/A         N/A         N/A         N/A



                             AUL American Unit Trust
                        FINANCIAL HIGHLIGHTS (continued)


                                                         2005         2004        2003        2002        2001
     AIM:
          Dynamics                                       0.0%         0.0%        0.0%        0.0%        0.0%
          Financial Services                             0.8%         1.0%        0.8%        0.3%        0.9%
          Global Health Care                             0.0%         0.0%        0.0%        0.0%        0.0%
          Technology                                     0.0%         0.0%        0.0%        0.0%        0.0%
          Energy                                         0.0%         0.0%        0.0%        0.0%        0.0%
          Basic Value                                    0.0%         0.0%        0.0%        0.0%        N/A
          Mid Cap Core Equity                            0.0%         0.0%        0.0%        0.0%        N/A
          Small Cap Growth                               0.0%         0.0%        0.0%        0.0%        N/A
          Basic Value  R Class                           0.0%         0.0%        N/A         N/A         N/A
          Energy  Class A                                0.0%         0.0%        N/A         N/A         N/A
          Mid Cap Core Equity  Class R                   0.0%         0.0%        N/A         N/A         N/A
          Small Cap Growth  R Class                      0.0%         0.0%        N/A         N/A         N/A
          Technology  Class A                            0.0%         0.0%        N/A         N/A         N/A
          Financial Services Class A                     2.2%         N/A         N/A         N/A         N/A
          Global Equity Class A                          1.1%         N/A         N/A         N/A         N/A
     Vanguard:
          Short-Term Bond                                3.2%         2.8%        3.1%        2.5%        0.0%
          Explorer                                       0.4%         0.0%        0.0%        0.1%        0.0%
     Ariel:
          Ariel                                          0.3%         0.1%        0.0%        0.0%        N/A
          Ariel Appreciation                             0.3%         0.1%        0.0%        0.0%        N/A
     MFS(R):
          International New Discovery                    0.7%         0.0%        80.0%       0.0%        N/A
          Mid-Cap Growth                                 0.0%         0.0%        0.0%        0.0%        N/A
          Strategic Value                                0.4%         1.0%        0.1%        0.0%        N/A
          Value                                          1.9%         1.3%        1.4%         N/A        N/A
     Allianz:
          PEA Renaissance                                0.0%         0.0%        0.0%        0.0%        N/A
          PEA Value                                      1.2%         0.2%        0.8%        0.0%        N/A
          NFJ Small Cap Value  R Class                   3.2%        11.5%        N/A         N/A         N/A
          PEA Value  R Class                             0.0%         1.7%        N/A         N/A         N/A
          CCM Capital Appreciation                       0.3%         1.9%        N/A         N/A         N/A
     Neuberger Berman:
          Fasciano (Advisor)                             0.0%         0.0%        N/A         N/A         N/A
          Millennium (Advisor)                           0.0%         N/A         N/A         N/A         N/A
          Partners (Advisor)                             0.1%         N/A         N/A         N/A         N/A
          Focus (Advisor)                                0.0%         N/A         N/A         N/A         N/A
     Franklin Templeton:
          Flex Cap Growth                                0.0%         0.0%        N/A         N/A         N/A
          Strategic Income                               5.2%         5.0%        N/A         N/A         N/A
          Foreign                                        1.8%         4.0%        N/A         N/A         N/A
          Growth                                         2.8%         6.4%        N/A         N/A         N/A
          Small-Mid Cap Growth                           0.1%         N/A         N/A         N/A         N/A
     Frank Russell:
          Lifepoint Aggressive                           1.9%        10.3%        N/A         N/A         N/A
          Lifepoint Balanced                             2.7%        14.4%        N/A         N/A         N/A
          Lifepoint Equity Aggressive                    1.4%         6.9%        N/A         N/A         N/A
          Lifepoint Moderate                             2.7%        10.3%        N/A         N/A         N/A
          Lifepoint Conservative                         2.5%         N/A         N/A         N/A         N/A
          2010 Strategy Fund                             1.6%         N/A         N/A         N/A         N/A
          2020 Strategy Fund                             1.6%         N/A         N/A         N/A         N/A
          2030 Strategy Fund                             1.6%         N/A         N/A         N/A         N/A
          2040 Strategy Fund                             1.6%         N/A         N/A         N/A         N/A




                             AUL American Unit Trust
                        FINANCIAL HIGHLIGHTS (continued)

                                                         2005        2004        2003        2002         2001
     Fifth Third:
          Multi Cap Value (Advisor)                      0.1%         N/A         N/A         N/A         N/A
          Mid Cap Growth (Advisor)                       0.3%         N/A         N/A         N/A         N/A
          Strategic Income (Advisor)                     2.0%         N/A         N/A         N/A         N/A
          Technology (Advisor)                           0.0%         N/A         N/A         N/A         N/A
     Dreyfus:
          Premier New Leader                             0.9%         N/A         N/A         N/A         N/A
          Premier Third Century                          0.0%         N/A         N/A         N/A         N/A
          Premier Structured Midcap                      0.0%         N/A         N/A         N/A         N/A
          Premier Small Cap Value                        0.0%         N/A         N/A         N/A         N/A
     Lord Abbett:
          Mid-Cap Value                                  0.6%         N/A         N/A         N/A         N/A
          Small-Cap Blend                                0.0%         N/A         N/A         N/A         N/A
          Small-Cap Value                                0.0%         N/A         N/A         N/A         N/A
     Thornburg:
          Core Growth                                    0.0%         N/A         N/A         N/A         N/A
          International Value                            0.5%         N/A         N/A         N/A         N/A
     Oppenheimer:
          Developing Market Fund                         1.8%         N/A         N/A         N/A         N/A
          International Bond Fund                        4.1%         N/A         N/A         N/A         N/A
          International Small Company Fund               0.0%         N/A         N/A         N/A         N/A
          Main Street Opportunity Fund                   0.3%         N/A         N/A         N/A         N/A
          Small Cap Value Fund                           0.0%         N/A         N/A         N/A         N/A
     AllianceBernstein:
          International Value (Class R)                  1.8%         N/A         N/A         N/A         N/A
          Global Value (Class R)                         0.1%         N/A         N/A         N/A         N/A
          Value Fund (Class R)                           2.3%         N/A         N/A         N/A         N/A


                       (This page is intentionally blank)

                     FINANCIAL STATEMENTS OF THE DEPOSITOR

     The consolidiated financial statements of OneAmerica Financial Partners, Inc. as of December 31, 2005 and 2004, are included in this Statement of
Additional Information. The financial statements of OneAmerica Financial Partners, Inc. should be distinguished from financial statements of AUL or its Separate Account and should be considered only as bearing upon AUL's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors of American United Mutual Insurance Holding Company and OneAmerica Financial Partners, Inc.

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, changes in shareholder's equity and comprehensive income, and cash flows present fairly, in all material respects, the financial position of OneAmerica Financial Partners, Inc., and subsidiaries ("the Company") at December 31, 2005 and 2004, and the results of their operations and their cash flow for the years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/PricewaterhouseCoopers LLP
Indianapolis, Indiana
March 17, 2006

OneAmerica Financial Partners, Inc.
Consolidated Balance Sheets

December 31                                                                 2005     (in millions)      2004

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Assets
Investments:
    Fixed maturities - available-for-sale, at fair value:
      (amortized cost: 2005 - $6,827.4; 2004 - $5,119.6)              $  6,960.4                     $  5,397.0
    Equity securities at fair value:
      (cost: 2005 - $32.6; 2004 - $33.2)                                    42.1                           41.4
    Mortgage loans                                                       1,338.0                        1,308.7
    Real estate, net                                                        36.2                           37.5
    Policy loans                                                           176.7                          166.6
    Short-term and other invested assets                                    22.8                           23.2
    Cash and cash equivalents                                              195.2                          148.2

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

      Total investments                                               $  8,771.4                     $  7,122.6

Accrued investment income                                                   96.9                           75.2
Reinsurance receivables                                                  1,846.4                        1,675.6
Deferred acquisition costs                                                 583.6                          509.3
Value of business acquired                                                 118.5                            4.4
Property and equipment, net                                                 67.8                           71.3
Insurance premiums in course of collection                                  31.2                           33.5
Other assets                                                                91.9                           76.3
Assets held in separate accounts                                         5,999.0                        5,459.8
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

      Total assets                                                    $ 17,606.7                     $ 15,028.0

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Liabilities and shareholder's equity
Liabilities
    Policy reserves                                                   $  9,228.0                     $  7,151.2
    Other policyholder funds                                               223.0                          225.3
    Pending policyholder claims                                            283.0                          297.4
    Surplus notes and notes payable                                        275.0                          275.0
    Other liabilities and accrued expenses                                 318.4                          343.7
    Deferred gain on indemnity reinsurance                                  85.5                           93.3
    Liabilities related to separate accounts                             5,999.0                        5,459.8

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

      Total liabilities                                                 16,411.9                       13,845.7

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Shareholder's equity
    Common stock, no par value - authorized
      1,000 shares; issued and outstanding 100 shares                          -                              -
    Retained earnings                                                    1,127.0                        1,064.9
    Accumulated other comprehensive income:
      Unrealized appreciation of securities, net of tax                     68.2                          127.4
      Minimum pension liability, net of tax                                 (0.4)                         (10.0)

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

      Total shareholder's equity                                         1,194.8                        1,182.3

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

      Total liabilities and shareholder's equity                      $ 17,606.7                     $ 15,028.0

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the consolidated financial statements.

OneAmerica Financial Partners, Inc.
Consolidated Statements of Operations

Year ended December 31                                                      2005    (in millions)       2004

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Revenues:
    Insurance premiums and other considerations                       $    445.6                   $    414.0
    Policy and contract charges                                            142.0                        130.5
    Net investment income                                                  451.9                        427.5
    Realized investment gains (losses)                                      (3.5)                         3.7
    Other income                                                            28.2                         29.1

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

      Total revenues                                                     1,064.2                      1,004.8

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Benefits and expenses:
    Policy benefits                                                        406.3                        368.8
    Interest expense on annuities and financial products                   188.6                        183.1
    General operating expenses                                             189.2                        192.9
    Commissions                                                             66.1                         58.8
    Amortization                                                            79.9                         78.7
    Dividends to policyholders                                              27.1                         28.2
    Interest expense on surplus notes and notes payable                     19.8                         19.8

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

      Total benefits and expenses                                          977.0                        930.3
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Income before income tax expense                                            87.2                         74.5
Income tax expense                                                          25.1                         18.2

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

      Net income                                                      $     62.1                   $     56.3

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the consolidated financial statements.

OneAmerica Financial Partners, Inc.

Consolidated Statements of Changes in Shareholder's Equity and Comprehensive Income




                                                                                     Accumulated Other
                                                                                  Comprehensive Income (loss)
                                                                             -----------------------------------
                                                                                Unrealized         Minimum
                                                                               appreciation        pension
                                                  Common        Retained      of securities,      liability,
(in millions)                                     stock         earnings        net of tax        net of tax         Total


------------------------------------------------------------------------------------------------------------------------------

Balances, December 31, 2003                          $ -          $ 1,008.6         $ 152.5          $    -        $ 1,161.1
Comprehensive income:
    Net income                                         -               56.3               -               -             56.3
    Other comprehensive income (loss)                  -                -             (25.1)          (10.0)           (35.1)
                                                                                                             -----------------
Total comprehensive income                                                                                              21.2

------------------------------------------------------------------------------------------------------------------------------

Balances, December 31, 2004                            -            1,064.9           127.4           (10.0)         1,182.3
Comprehensive income:
    Net income                                         -               62.1               -               -             62.1
    Other comprehensive income (loss)                  -                  -           (59.2)            9.6            (49.6)
                                                                                                             -----------------
Total comprehensive income                                                                                              12.5

------------------------------------------------------------------------------------------------------------------------------

Balances, December 31, 2005                          $ -          $ 1,127.0         $  68.2          $ (0.4)       $ 1,194.8

------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the consolidated financial statements.

OneAmerica Financial Partners, Inc.
Consolidated Statements of Cash Flows


Year ended December 31                                                          2005         (in millions)       2004


-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Cash flows from operating activities:

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Net income                                                                  $   62.1                          $   56.3
Adjustments to reconcile net income to net cash:
      Amortization                                                              79.9                              78.7
      Depreciation                                                              14.8                              14.6
      Deferred taxes                                                             9.6                              (1.6)
      Realized investment(gains)losses                                           3.5                              (3.7)
      Policy acquisition costs capitalized                                     (99.2)                           (100.0)
      Interest credited to deposit liabilities                                 187.5                             181.4
      Fees charged to deposit liabilities                                      (55.8)                            (49.8)
      Amortization and accrual of investment income                             (5.1)                             (2.6)
      Increase in insurance liabilities                                        121.6                              92.8
      Increase in other assets                                                (143.1)                            (66.4)
      Increase in other liabilities                                             14.4                               8.6

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Net cash provided by operating activities                                      190.2                             208.3

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
    Purchases:
      Fixed maturities, available-for-sale                                  (1,528.8)                           (840.0)
      Equity securities                                                         (3.0)                             (4.5)
      Mortgage loans                                                          (168.4)                           (124.7)
      Real estate                                                               (5.2)                             (3.2)
      Short-term and other invested assets                                      (4.7)                             (1.5)
    Proceeds from sales, calls or maturities:
      Fixed maturities, available-for-sale                                   1,107.7                             595.1
      Equity securities                                                          3.6                               7.3
      Mortgage loans                                                           139.2                             139.3
      Real estate                                                                0.5                               1.4
      Short-term and other invested assets                                       0.8                               1.0
      Transfer from indemnity reinsurance transaction                          363.7                                 -
--------------------------------------------------------------------------- ---------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Net cash used by investing activities                                          (94.6)                           (229.8)

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
      Deposits to insurance liabilities                                      1,652.0                           1,530.4
      Withdrawals from insurance liabilities                                (1,699.2)                         (1,524.1)
      Other                                                                     (1.4)                              2.4

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Net cash provided (used) by financing activities                               (48.6)                              8.7

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Net increase (decrease)  in cash and cash equivalents                           47.0                             (12.8)

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Cash and cash equivalents beginning of year                                    148.2                             161.0

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Cash and cash equivalents end of year                                       $  195.2                          $  148.2

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Non-cash transactions during the year
      Fixed maturities, available-for-sale, acquired
      related to the indemnity reinsurance transaction                      $1,287.4                          $      -
      Transfer of reserves, net related to the indemnity
      reinsurance transaction                                                1,651.1                                 -




The accompanying notes are an integral part of the consolidated financial statements.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements

1.  Nature of Operations

OneAmerica Financial Partners, Inc. (OneAmerica or the Company) is a wholly owned subsidiary of American United Mutual Insurance Holding Company (AUMIHC), a mutual insurance holding company based in Indiana. The consolidated financial statements of OneAmerica include the accounts of OneAmerica; and its subsidiaries, American United Life Insurance Company (AUL), OneAmerica Securities Inc., The State Life Insurance Company (State Life), AUL Reinsurance Management Services, LLC, CNL Financial Corporation (CNL), Pioneer Mutual Life Insurance Company (PML) and R.E. Moulton, Inc (Moulton). AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, control at least a majority of the voting shares of the capital stock of AUL, State Life and PML through OneAmerica. Policyholder membership rights exist at AUMIHC, while the policyholder contract rights remain with AUL, State Life or PML. Refer to Note 16-Subsequent Events for 2006 organizational changes regarding CNL.

The Company's focus is to provide a range of insurance and financial products and services to customers throughout the United States. Business is conducted through three primary operating divisions:

     * Through the Retirement Services Division the Company offers 401(k) and other corporate retirement plans, tax deferred annuity plans and individual retirement account rollover products to the employer-sponsored market and to retired individuals. These products are distributed through sales and service representatives located in regional offices, selling through independent agents and brokers, third-party administrators, employee benefit plan marketing organizations and the Company's career agents.

     * Individual Operations offers a broad range of life, annuity and long-term care products to individuals, families, small business owners and the retirement and pre-retirement markets. Products marketed by Individual Operations are distributed through a career agency force, brokers, and personal producing general agents.

     * Group Operations offers traditional and voluntary group life and disability, medical stop-loss, credit life and disability and group universal life products primarily to employer groups and through financial institutions. These products are distributed through brokers, agents and marketing alliances, financial institutions, third party administrators and managing general underwriters.



2.  Significant Accounting Policies

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Significant intercompany transactions have been eliminated. AUL, State Life, PML and the insurance subsidiaries of CNL file separate financial statements with insurance regulatory authorities, which are prepared on the basis of statutory accounting practices that are significantly different from financial statements prepared in accordance with GAAP. These financial statements are described in detail in Note 14-Statutory Information.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

2.  Significant Accounting Policies, continued

Investments

Fixed maturity securities, which may be sold to meet liquidity and other needs of the Company, are categorized as available-for-sale and are stated at fair value. Unrealized gains and losses resulting from carrying available-for-sale securities at fair value are reported in equity, net of deferred taxes and valuation adjustment. Equity securities are stated at fair value.

Costs incurred or fees received upon origination of investments are deferred. Such costs, fees, discounts and premiums are amortized as yield adjustments over the contractual lives of the investments. The Company considers anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

Mortgage loans on real estate are carried at their unpaid principal balance, less an impairment allowance for estimated uncollectible amounts. Real estate is reported at cost, less accumulated depreciation. Depreciation is calculated (straight line) over the estimated useful lives of the related assets. Investment real estate is net of accumulated depreciation of $45.5 million and $43.1 million at December 31, 2005 and 2004, respectively. Depreciation expense for investment real estate amounted to $2.4 million for each of 2005 and 2004. Policy loans are carried at their unpaid balance. Other invested assets are reported at cost, plus the Company's equity in undistributed net equity since acquisition. Short-term investments include investments with maturities of one year or less at the date of acquisition and are carried at amortized cost, which approximates market value. Short-term certificates of deposit and savings certificates with durations less than three months are considered to be cash equivalents. The carrying amount for cash and cash equivalents approximates market value.

Realized gains and losses on sale or call of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. The Company's accounting policy requires that a decline in the fair value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be other-than-temporarily impaired and a net realized loss is recorded for the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

Deferred Policy Acquisition Costs

Those costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable. Such costs include commissions, certain costs of policy underwriting and issue, and certain variable agency expenses. These costs are amortized with interest as follows:

     * For participating whole life insurance products, over the lesser of 30 years or the lifetime of the policy in relation to the present value of estimated gross margins from expenses, investments and mortality, discounted using the expected investment yield.

     * For universal life-type policies and investment contracts, over the lesser of the lifetime of the policy or 30 years for life policies or 20 years for other policies in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.

     * For term life insurance products, over the lesser of the benefit period or 30 years for term life in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

2.  Significant Accounting Policies, continued

     * For miscellaneous group life and individual and group health policies, straight line over the expected life of the policy.

     * For credit insurance policies, the deferred acquisition cost balance is primarily equal to the unearned premium reserve multiplied by the ratio of deferrable commissions to premiums written.

Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated regularly. For universal life-type contracts, investment contracts and participating whole life policies, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits or gross margins expected over the life of a block of business to maintain a constant relationship between cumulative amortization and the present value of gross profits or gross margins. For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.

Deferred acquisition costs, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income (loss)" and this adjustment is reflected as "valuation adjustment" in Note 5 - Other Comprehensive Income.


Assets Held in Separate Accounts

Separate accounts are funds on which investment income and gains or losses accrue directly to certain policies, primarily variable annuity contracts, equity-based pension and profit sharing plans and variable universal life policies. The assets of these accounts are legally segregated and are valued at fair value. The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.

Property and Equipment

Property and equipment includes real estate owned and occupied by the Company. Property and equipment is carried at cost, net of accumulated depreciation of $97.8 million and $93.1 million as of December 31, 2005 and 2004, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life. Depreciation expense for 2005 and 2004 was $12.4 million and $12.2 million, respectively.

Premium Revenue and Benefits to Policyholders

The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities) are fixed and guaranteed. Such premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest accrued to policyholder balances. The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance, policy administration and surrenders are included in revenue. Policy benefits and claims that are charged to expense include net interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

2.  Significant Accounting Policies, continued

Reserves for Future Policy and Contract Benefits

Liabilities for future policy benefits for participating whole life policies are calculated using the net level premium method and assumptions as to interest and mortality. The interest rate is the dividend fund interest rate and the mortality rates are those guaranteed in the calculation of cash surrender values described in the contract. Liabilities for future policy benefits for term life insurance and life reinsurance policies are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and expenses. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued. Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values, plus certain deferred policy fees, which are amortized using the same assumptions and factors used to amortize the deferred policy acquisition costs. If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain), the liability for future benefits is the present value of such guaranteed benefits. The liabilities for group and credit products are generally calculated as an unearned premium reserve. Claim liabilities include provisions for reported claims and estimates based on historical experience for claims incurred but not reported.

Certain Nontraditional Long-Duration Contracts

The Company issues variable annuity contracts which include certain guarantees payable in the event of death, annuitization or at specified dates. The latter two benefits are referred to as living benefits. For those guarantees of benefits payable in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the account balance. For the living benefit guarantees, the net amount at risk is based on the present value of the guaranteed minimum annuity payments in excess of the account balance. The net amount at risk for the combination of the death and living benefit guarantees was $24.2 million and $31.5 million at December 31, 2005 and 2004, respectively. The associated reserves for these guarantees were $2.0 million and $1.2 million as of December 31, 2005 and 2004, respectively.

The Company defers certain sales inducements and amortizes them over the anticipated life of the policy. Sales inducements deferred totaled $6.2 million and $4.6 million for 2005 and 2004, respectively. Amounts amortized totaled $1.0 million and $0.6 million for 2005 and 2004, respectively. The unamortized balance of deferred sales inducements are included in "other assets" and totaled approximately $14.2 million and $9.0 million at December 31, 2005 and 2004, respectively.

Income Taxes

The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and financial reporting basis.

Comprehensive Income

Comprehensive income is the change in equity of the Company that results from recognized transactions and other economic events of the period other than transactions with the policyholders. Comprehensive income includes net income, net unrealized gains (losses) on available-for-sale securities and changes in the minimum pension liability.

Reclassification

Certain  2004   balances  have  been   reclassified   to  conform  to  the  2005
presentation.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

2.  Significant Accounting Policies, continued

Derivatives

The Company has adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," which establishes accounting and reporting standards for derivative instruments and hedging activities, and requires recognition of all derivatives as either assets or liabilities measured at fair value.

Goodwill and Other Intangible Assets

SFAS No. 141, "Business Combinations", requires the Company to account for all business combinations within the scope of the statement under the purchase method except for mergers of mutual companies. SFAS No. 142, "Goodwill and Other Intangible Assets," requires that an intangible asset acquired either individually or with a group of other assets shall initially be recognized and measured based on fair value. An intangible asset with a finite life is amortized over its useful life; an intangible asset with an indefinite useful life, including goodwill, is not amortized. All indefinite lived intangible assets shall be tested for impairment at least annually in accordance with SFAS No. 142. The Company performed this test during 2005 and 2004 and determined that a $1.0 million impairment was required in 2005 on its goodwill related to the Credit Insurance operations.

The Company ceased the amortization of goodwill as of January 1, 2002. Total goodwill, which is included in 'Other assets' on the consolidated balance sheet, was $20.5 million and $21.5 million at December 31, 2005 and 2004, respectively.

The Company reports a financial asset representing the value of business acquired ("VOBA"), which is an intangible with a finite life. VOBA represents the present value of future profits embedded in acquired insurance and annuities. VOBA is being amortized over the expected life of the acquired contracts based on estimated gross profits from the contracts and anticipated future experience, which is updated periodically. The effects of changes in estimated gross profits, which are evaluated regularly, are reflected in amortization expense in the period such estimates of expected future profits are revised. For further detail refer to Note 3-Acquisitions and Other Significant Transactions and Note 7-Value of Business Acquired.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

2.  Significant Accounting Policies, continued

New Accounting Pronouncements

The FASB issued Statement of Financial Accounting Standards No. 153, "Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29" (SFAS 153) in December 2004. SFAS 153 amends prior guidance regarding nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 are effective for nonmonetary asset exchanges occurring in fiscal periods beginning after June 15, 2005 and shall be applied prospectively. SFAS 153 is not expected to have a material impact on the Company's consolidated financial statements.

The FASB issued FAS 154, "Accounting Changes and Error Corrections" (FAS 154) in May 2005 and is effective for 2006. FAS 154 replaces APB Opinion No. 20, "Accounting Changes" and FASB Statement No. 3, "Reporting Accounting Changes in Interim Financial Statements" and changes the requirements for the accounting for and reporting of a change in accounting principle. The Company's adoption of FAS 154 is not expected to have a material effect on the Company's consolidated financial statements.

In September 2005, the Accounting Standards Executive Committee issued SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1) for 2007. SOP 05-1 provides guidance on internal replacements of insurance and investment contracts, whereby an existing policyholder exchanges a current contract for a new contract, and whether certain acquisition costs associated with the original contract may continue to be deferred or must be expensed immediately. Under the terms of SOP 05-1, internal replacements qualifying for continued deferral of original acquisition costs must demonstrate that the new contract is substantially unchanged from the original contract, including coverage provided, insured individual, investment returns, and any dividend participation rights. The Company's adoption of SOP 05-1 is not expected to have a material effect on the Company's consolidated financial statements.

In 2004, the Company adopted SOP 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-01). SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and for separate accounts. It also provides guidance on accounting for guaranteed minimum death benefits, guaranteed annuitization benefits and for determining the classification of reinsurance contracts as either primarily investment or insurance at inception. In addition, SOP 03-01 provides further guidance on the deferral of sales inducements. The Company's adoption of SOP 03-01 did not have a material effect on the Company's financial statements.

The FASB issued FASB Staff Position (FSP) FAS 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003" (FSP FAS 106-2) in May 2004. FSP FAS 106-2 provides guidance on accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "Modernization Act"). Adoption of FSP FAS 106-2 did not have a material impact on the Company's consolidated financial statements.

In November 2005, the FASB issued FASB Staff Position (FSP) FAS 115-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (FSP FAS 115-1). FSP FAS 115-1 provides additional guidance for determining whether an impairment is other-than-temporary. FSP FAS 115-1 also includes guidance for accounting for an investment subsequent to an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. The guidance did not significantly change our procedures for evaluating impairments, although additional disclosures have been added to the notes to the consolidated financial statements.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

3.  Acquisitions and Other Significant Transactions

In October 2005, State Life assumed a block of life insurance and annuity contracts from Golden Rule Insurance Company (Golden Rule), a subsidiary of United Healthcare, Inc. under an indemnity reinsurance agreement. The transaction included a transfer of cash, accrued interest and invested assets of $1,675.8 million to State Life, net of a ceding commission to Golden Rule. The transaction resulted in VOBA of $117.1 million. The following table represents an allocation of the assets acquired and liabilities assumed:

--------------------------------------------------------------------------------------------------------------------------
Total invested assets                                                                                           $ 1,659.0
Accrued investment income                                                                                            16.8
Reinsurance receivable                                                                                               58.9
Value of business acquired                                                                                          117.1
Insurance premiums in course of collection                                                                            0.4

--------------------------------------------------------------------------------------------------------------------------
    Total assets acquired                                                                                       $ 1,852.2
--------------------------------------------------------------------------------------------------------------------------

Policy reserves                                                                                                 $ 1,834.1
Other policyholder funds                                                                                             10.2
Pending policyholder claims                                                                                           4.1
Other liabilities and accrued expenses                                                                                3.8

--------------------------------------------------------------------------------------------------------------------------
    Total liabilities assumed                                                                                   $ 1,852.2
--------------------------------------------------------------------------------------------------------------------------

In December 2004, State Life converted to a stock insurance company and reorganized as a wholly owned subsidiary of OneAmerica. The policyholders of State Life became members of AUMIHC upon completion of the reorganization, while their contract rights remain with State Life. The original affiliation between AUL and State Life began in 1994 when the two companies entered into a Strategic Alliance.

On July 1, 2002, Employers Reinsurance Corporation ("ERC") began reinsuring the majority of the Company's reinsurance operations, including its life, long term care and international reinsurance business. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with a corresponding reinsurance receivable from ERC. The transaction included a transfer of reserves to ERC of approximately $574.5 million and ERC paid a ceding commission to the Company of approximately $174.3 million, net of certain assets sold. In connection with the transaction, a trust account has been established which provides for securities to be held in support of the reinsurance receivables. The market value of investments held in this trust was $1,142.2 million at December 31, 2005.

As a result of the ERC transaction, a deferred gain of approximately $107.1 million was generated, and was recorded as a deferred gain on the Company's balance sheet in accordance with the requirements of SFAS 113, "Reporting for Reinsurance of Short-Duration and Long-Duration Contracts." The gain is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. The Company recognized approximately $7.8 million and $5.4 million of deferred gain amortization in 2005 and 2004, respectively, which is included in other income.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

4.   Investments

The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:




                                                                     December 31, 2005
------------------------------------------------------------------------------------------------------------

                                                        Amortized         Gross Unrealized         Fair
                                                                     ---------------------------
   (in millions)                                           Cost        Gains        Losses         Value

------------------------------------------------------------------------------------------------------------
Available-for-sale:
Obligations of U.S. government, states,
    political subdivisions and
    foreign governments                                    $   217.1      $   6.8       $   2.9   $   221.0
Corporate securities                                         4,886.2        170.0          45.1     5,011.1
Mortgage-backed securities                                   1,724.1         21.0          16.8     1,728.3

------------------------------------------------------------------------------------------------------------
      Total fixed maturities                                 6,827.4        197.8          64.8     6,960.4
Equity securities                                               32.6          9.5             -        42.1
      Total                                                $ 6,860.0      $ 207.3       $  64.8   $ 7,002.5

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------


                                                                     December 31, 2004
------------------------------------------------------------------------------------------------------------

                                                        Amortized         Gross Unrealized         Fair
                                                                     ---------------------------
   (in millions)                                           Cost        Gains        Losses         Value

------------------------------------------------------------------------------------------------------------
Available-for-sale:
Obligations of U.S. government, states,
    political subdivisions and
    foreign governments                                    $   169.5      $   8.6        $  0.7   $   177.4
Corporate securities                                         3,637.6        250.1          13.1     3,874.6
Mortgage-backed securities                                   1,312.5         38.5           6.0     1,345.0

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

      Total fixed maturities                                 5,119.6        297.2          19.8     5,397.0
Equity securities                                               33.2          8.3           0.1        41.4
      Total                                                $ 5,152.8      $ 305.5        $ 19.9   $ 5,438.4



OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

4.   Investments, continued

The following tables show the gross unrealized losses and fair value of Company's investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

Gross Unrealized Loss Positions for Fixed Maturities as of December 31, 2005:





-----------------------------------------------------------------------------------------------------------------------------------
                                              Less Than 12 Months             12 Months or More                 Total
                                            ---------------------------  --------------------------  ----------------------------
(in millions)                                                  Unrealized                   Unrealized                  Unrealized
Description of Securities                         Fair value     losses     Fair value        losses    Fair value        losses
-----------------------------------------------------------------------------------------------------------------------------------
Obligations of U.S. government, states,
    political subdivisions and
    foreign governments                       $    47.9        $  1.0       $  60.6        $  1.9     $   108.5        $   2.9
Corporate securities                            1,153.2          22.8         551.7          22.3       1,704.9           45.1
Mortgage-backed securities                        550.1           7.8         285.1           9.0         835.2           16.8
-----------------------------------------------------------------------------------------------------------------------------------
                                              $ 1,751.2        $ 31.6       $ 897.4        $ 33.2     $ 2,648.6        $  64.8
-----------------------------------------------------------------------------------------------------------------------------------

Gross Unrealized Loss Positions for Fixed Maturities as of December 31, 2004:




-----------------------------------------------------------------------------------------------------------------------------------
                                              Less Than 12 Months             12 Months or More                 Total
                                            ---------------------------  --------------------------  ----------------------------
(in millions)                                                  Unrealized                   Unrealized                  Unrealized
Description of Securities                         Fair value     losses     Fair value        losses    Fair value        losses
-----------------------------------------------------------------------------------------------------------------------------------
Obligations of U.S. government, states,
    political subdivisions and
    foreign governments                       $    50.8        $  0.6       $   6.2        $  0.1     $    57.0        $   0.7
Corporate securities                              513.3           7.6         157.0           5.5         670.3           13.1
Mortgage-backed securities                        203.9           2.1         138.2           3.9         342.1            6.0
-----------------------------------------------------------------------------------------------------------------------------------
                                              $   768.0        $ 10.3       $ 301.4        $  9.5     $ 1,069.4        $  19.8
-----------------------------------------------------------------------------------------------------------------------------------


Obligations of U.S. government, states, political subdivisions and foreign governments. The unrealized losses on the Company's investments in obligations of U.S. government, states, political subdivisions and foreign governments were primarily caused by interest rate increases. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment. Because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2005.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

4.   Investments, continued

Corporate Securities. The $45.1 million of gross unrealized losses is comprised of $42.9 million related to investment grade securities and $2.2 million related to below investment grade securities. Approximately $.7 million of the total gross unrealized losses represented declines in value of greater than 10 percent, none of which had been in that position for a period of 12 months or more, and substantially all of which were less than six months. The $22.3 million of gross unrealized losses of 12 months or more were concentrated in the healthcare, airlines and manufacturing sectors and there were no individual issuers with gross unrealized losses greater than $.8 million. Based on a review of the above information in conjunction with other factors as outlined in the Company's policy surrounding other-than-temporary impairments, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2005.

Mortgage Backed Securities. The unrealized losses on the Company's investment in federal agency mortgage backed securities were caused by interest rate increases. The Company purchased these investments at a discount relative to their face amount, and the contractual cash flows of these investments are guaranteed by an agency of the U.S. government. Accordingly, it is expected that the securities would not be settled at a price less than the amortized cost of the Company's investment. Because the decline in market value is attributable to changes in interest rates and not credit quality and because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2005.



Gross Unrealized Loss Positions for Marketable Equity Securities:



-----------------------------------------------------------------------------------------------------------------------------------
                                              Less Than 12 Months             12 Months or More                 Total
                                            ---------------------------  --------------------------  ----------------------------
(in millions)                                                 Unrealized                   Unrealized                  Unrealized
Year Ended                                     Fair value      losses       Fair value       losses    Fair value        losses
-----------------------------------------------------------------------------------------------------------------------------------

December 31, 2005                              $ 0.5          $   -          $ 0.4           $ -         $ 0.9         $   -

December 31, 2004                              $ 0.8          $ 0.1          $ 0.1           $ -         $ 0.9         $ 0.1

-----------------------------------------------------------------------------------------------------------------------------------


Marketable Equity Securities. As of December 31, 2005, gross unrealized losses on equity securities were less than $.1 million. Based on a review of the above information in conjunction with other factors outlined in the Company's policy related to other-than-temporary impairments, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2005.

The amortized cost and fair value of fixed maturity securities at December 31, 2005, by contractual average maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.





                                                                                                  Available-for-Sale
                                                                                    ------------------------------------------
(in millions)                                                                              Amortized cost         Fair value

-----------------------------------------------------------------------------------------------------------------------------------
Due in one year or less                                                                        $   215.3            $   216.0
Due after one year through five years                                                            1,263.5              1,285.3
Due after five years through 10 years                                                            2,437.6              2,475.0
Due after 10 years                                                                               1,186.9              1,255.8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 5,103.3              5,232.1
Mortgage-backed securities                                                                       1,724.1              1,728.3
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               $ 6,827.4            $ 6,960.4


OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

4. Investments, continued



Net investment income consisted of the following:

Years ended December 31                                                                             2005  (in millions)  2004

-----------------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities                                                                      $   334.5            $   312.7
Equity securities                                                                                    1.1                  1.0
Mortgage loans                                                                                      97.7                102.5
Real estate                                                                                         15.8                 15.6
Policy loans                                                                                        10.4                  9.7
Other                                                                                               15.1                  8.0
-----------------------------------------------------------------------------------------------------------------------------------
Gross investment income                                                                            474.6                449.5
Investment expenses                                                                                 22.7                 22.0
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                          $   451.9            $   427.5
-----------------------------------------------------------------------------------------------------------------------------------

Proceeds from the sales of investments in fixed maturities during 2005 and 2004 were approximately $598.1 million and $166.3 million, respectively. Gross gains of $0.9 million and $6.1 million, and gross losses of $4.9 million and $1.0 million were realized in 2005 and 2004, respectively. The change in unrealized appreciation of fixed maturities amounted to approximately ($144.4) million and ($51.5) million in 2005 and 2004, respectively.

The Company has reported approximately $2.9 million in realized losses related to a decline in fair value that is deemed to be an other-than-temporary decline below amortized cost of $4.4 million of investments in fixed maturities and mortgages in 2004. There were no other-than-temporary realized losses in 2005. The Company does not continue to accrue income on non-income producing investments.


Realized investment gains (losses) consisted of the following:



Years ended December 31                                                                             2005  (in millions)  2004

-----------------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities                                                                      $    (4.0)           $     5.1
Equity securities                                                                                    0.5                  1.3
Other securities                                                                                       -                  0.2
Other-than-temporary impairment                                                                        -                 (2.9)
-----------------------------------------------------------------------------------------------------------------------------------
Realized investment gains (losses)                                                             $    (3.5)           $     3.7
-----------------------------------------------------------------------------------------------------------------------------------

The Company maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2005, the largest geographic concentrations of commercial mortgage loans were in California, Florida and Texas, where approximately 25 percent of the portfolio was invested. A total of 33 percent of the mortgage loans have been issued on retail properties, primarily backed by long-term leases or guarantees from strong credits.

The Company had outstanding mortgage loan commitments of approximately $90.8 million and $81.8 million at December 31, 2005 and 2004, respectively.

There were two fixed maturity investments that were non-income-producing at December 31, 2005, with a total book value of $10 thousand. At December 31, 2004, the Company had three investments that were non-income-producing with a total book value of $1.3 million.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

5.  Other Comprehensive Income

Accumulated other comprehensive income consisted of the following:



At December 31                                                                     2005     (in millions)     2004

-----------------------------------------------------------------------------------------------------------------------------------

Unrealized appreciation:
      Fixed maturity securities                                                 $ 133.0                    $ 277.4
      Equity securities                                                             9.5                        8.2
Valuation adjustment                                                              (36.5)                     (88.5)
Deferred taxes                                                                    (37.8)                     (69.7)
                                                                             --------------             --------------
Total unrealized appreciation, net of tax                                          68.2                      127.4
Minimum pension liability, net of tax                                              (0.4)                     (10.0)
-----------------------------------------------------------------------------------------------------------------------
Accumulated other comprehensive income                                          $  67.8                    $ 117.4
-----------------------------------------------------------------------------------------------------------------------------------



The components of comprehensive income, other than net income, are illustrated below:


Years ended December 31                                                            2005     (in millions)     2004

-----------------------------------------------------------------------------------------------------------------------------------

Other comprehensive income, net of tax:
Minimum pension liability adjustment,
    net of tax-2005, ($5.2); 2004, $5.4                                         $   9.6                   $  (10.0)
Unrealized appreciation on securities,
    net of tax-2005, $31.9; 2004, $12.9                                           (61.7)                     (21.5)
Reclassification adjustment for gains (losses)
    included in net income,
    net of tax-2005, ($1.3); 2004, $1.9                                             2.5                       (3.6)

-----------------------------------------------------------------------------------------------------------------------------------

    Other comprehensive income, net of tax                                      $ (49.6)                  $  (35.1)

-----------------------------------------------------------------------------------------------------------------------------------

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

6.   Deferred Policy Acquisition Costs


The balances of and changes in deferred policy acquisition costs are as follows:

Years ended December 31                                                                    2005    (in millions)       2004
-----------------------------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                                              $  509.3                   $  472.1
Capitalization of deferred acquisition costs                                                99.2                      100.0
Amortization of deferred acquisition costs                                                 (76.9)                     (73.9)
Change in valuation adjustment                                                              52.0                       11.1
 ----------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                                    $  583.6                   $  509.3
-----------------------------------------------------------------------------------------------------------------------------------


7.   Valuation of Business Acquired


The balance of and changes in VOBA are as follows:

Years ended December 31                                                                    2005    (in millions)       2004
-----------------------------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                                              $    4.4                   $    9.1
Acquisitions                                                                               117.1                          -
Amortization (1)                                                                            (4.2)                      (4.7)
Interest (2)                                                                                 1.2                          -
-----------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                                    $  118.5                   $    4.4
-----------------------------------------------------------------------------------------------------------------------------------


(1) The average expected life of VOBA varies by product, and is 28 years for the overall block of acquired business.

(2) The interest accrual rate varies by product, and is 4% for the overall block of acquired business.


The following table provides estimated future amortization, net of interest, for the periods indicated:


                                                                                                                 VOBA
  (in millions)                                                                                            Amortization
-----------------------------------------------------------------------------------------------------------------------------------
  2006                                                                                                         $    8.9
  2007                                                                                                              8.0
  2008                                                                                                              7.7
  2009                                                                                                              7.2
  2010                                                                                                              6.7
  2011 and thereafter                                                                                              80.0
-----------------------------------------------------------------------------------------------------------------------------------
    Total                                                                                                      $  118.5
-----------------------------------------------------------------------------------------------------------------------------------


OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

8.   Insurance Liabilities


Insurance liabilities consisted of the following:


                                                                                                         (in millions)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Mortality or
                                                     Withdrawal        Morbidity        Interest rate              December 31,
                                                     assumption        assumption       assumption               2005        2004
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Future policy benefits:
      Participating whole life contracts              Company            Company        2.5% to 6.0%       $   899.6    $   861.5
                                                     experience        experience
      Universal life-type contracts                     n/a                n/a              n/a              1,607.6        571.1
      Other individual life contracts                 Company            Company        2.5% to 6.0%           760.8        676.6
                                                     experience        experience
      Accident and health                               n/a              Company            n/a                584.7        501.5
                                                                       experience
      Annuity products                                  n/a                n/a              n/a              4,860.1      4,039.7
      Group life and health                             n/a                n/a              n/a                515.2        500.7
Other policyholder funds                                n/a                n/a              n/a                223.0        225.4
Pending policyholder claims                             n/a                n/a              n/a                283.0        297.4
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

      Total insurance liabilities                                                                          $ 9,734.0    $ 7,673.9

-----------------------------------------------------------------------------------------------------------------------------------


Participating life insurance policies, for which dividends are expected to be paid, represent approximately 23.9 percent and 30.5 percent of the total individual life insurance in force at both December 31, 2005 and 2004, respectively. Participating policies represented 44.6 percent and 50.7 percent of statutory life net premium income for 2005 and 2004, respectively. The amount of dividends to be paid is determined annually by the Board of Directors.

During 2004, the Company performed an extensive evaluation of the group long-term disability claim reserves. This evaluation resulted in refinements to the previous assumptions based upon Company and industry experience. These revised assumptions resulted in a $6.1 million reduction to group disability reserves in 2004.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

9.   Benefit Plans

The Company has a funded noncontributory defined benefit pension plan that covers substantially all of its employees. Company contributions to the employee plan are made periodically in an amount between the minimum ERISA required contribution and the maximum tax-deductible contribution. The plan provides defined benefits based on years of service and final average salary. The assets of the defined benefit plan are held by the Company under a group annuity contract.

The Company sponsors a non-contributory, unfunded defined supplemental excess benefit plan for certain executives where benefits accrue and vest at the same rate as the qualified plan.

The Company also has multiple postretirement benefit plans covering substantially all of its retired employees and certain agents (retirees). Employees and agents with at least 10 years of plan participation may become eligible for such benefits if they reach retirement age while working for the Company. Employees hired on or after October 1, 2004, are no longer eligible for retiree health benefits. The medical plans are contributory, with retiree contributions adjusted annually. The Company contribution for pre-65 retirees will be frozen at the 2005 contribution level. For post-65 retirees the Company's dollar amount of contribution was capped at the 2000 amount. The dental and life insurance plans are noncontributory. There are no specific plan assets for this postretirement liability as of December 31, 2005 and 2004. Claims incurred for benefits are funded by Company contributions.

The Company uses a December 31 measurement date for the defined benefit plan and a September 30 measurement date for the other postretirement benefit plans.



Obligations and Funded Status:

                                                      Pension Benefits                 Other Benefits
                                                   -----------------------         -----------------------
                                                      2005        2004                 2005       2004
(in millions)
----------------------------------------------------------------------------------------------------------------------------
Employer contributions                              $ 15.0       $  7.1               $  1.4     $ 1.0
Employee contributions                                   -            -                  1.1       1.1
Benefit payments                                       1.8          1.0                  2.6       1.0
Funded status (deficit)                              (15.3)       (16.6)               (40.6)    (37.0)
----------------------------------------------------------------------------------------------------------------------------

Amounts recognized in the statement of financial position consist of:

                                                      Pension Benefits                 Other Benefits
                                                   -----------------------         -----------------------
                                                      2005        2004                 2005       2004
(in millions)
----------------------------------------------------------------------------------------------------------------------------
Prepaid benefit cost                                $ 22.7       $ 14.1              $     -    $    -
Accrued benefit cost                                     -        (14.2)               (38.5)    (34.9)
Intangible assets                                        -            -                  4.8       5.3
Accumulated other comprehensive income                   -         14.2                  0.7       1.1
----------------------------------------------------------------------------------------------------------------------------
Net amount recognized                               $ 22.7       $ 14.1              $ (33.0)   $(28.5)
----------------------------------------------------------------------------------------------------------------------------

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

9.  Benefit Plans, continued


                                                                                                 December 31,
                                                                                         -------------------------------
Pension Benefits:                                                                        2005                      2004
(in millions)
-----------------------------------------------------------------------------------------------------------------------------------
Projected benefit obligation                                                          $ 109.7                      $ 91.8
Accumulated benefit obligation                                                           91.0                        75.3
Fair value of plan assets                                                                94.4                        75.2
-----------------------------------------------------------------------------------------------------------------------------------


Additonal Information:


(in millions)                                                      Pension Benefits                         Other Benefits
                                                        ------------------------------------     ---------------------------------
                                                               2005                 2004                 2005             2004

-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in minimum liability
 included in other comprehensive income, net of tax         $ (9.3)               $ 9.3               $ (0.3)           $ 0.7
Net periodic benefit cost                                      6.4                  6.3                  5.7              6.4
-----------------------------------------------------------------------------------------------------------------------------------


Weighted-average  assumptions used to determine benefit  obligations at December
31:



                                                                   Pension Benefits                         Other Benefits
                                                        ------------------------------------     ---------------------------------
                                                               2005                 2004                 2005             2004

-----------------------------------------------------------------------------------------------------------------------------------
Discount rate                                                  5.75%                6.15%                5.50%            5.80%
Rate of compensation increase                                  4.00%                4.00%                4.00%            4.00%
-----------------------------------------------------------------------------------------------------------------------------------

Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:



                                                                   Pension Benefits                         Other Benefits
                                                        ------------------------------------     ---------------------------------
                                                               2005                 2004                2005             2004

-----------------------------------------------------------------------------------------------------------------------------------

 Discount rate                                                 6.15%                6.50%                5.80%            6.25%
 Expected long-term return on plan assets                      8.75%                8.75%                   -                -
 Rate of compensation increase                                 4.00%                4.00%                4.00%            4.00%
-----------------------------------------------------------------------------------------------------------------------------------


The expected long-term return on plan assets was established based on the median long-term returns for large company stocks, small company stocks, and long-term corporate bonds. The weighting between these asset classes was based on the assets in our plan. The long-term returns are updated and evaluated annually.



Assumed health care trend rates at December 31:
                                                                                                         2005             2004

-----------------------------------------------------------------------------------------------------------------------------------
Health care trend rate assumed for next year                                                           12.50%           12.50%
Rate to which the cost trend rate is assumed to decline                                                 5.00%            5.00%
Year that the rate reaches the ultimate trend rate                                                       2015             2015
-----------------------------------------------------------------------------------------------------------------------------------

Plan Assets

The pension plan weighted-average asset allocations, by asset category, are 77 and 75 percent equity securities and 23 and 25 percent debt securities at December 31, 2005 and 2004, respectively.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

9.  Benefit Plans, continued

The pension plan maintains an investment policy statement, which outlines objectives and guidelines for supervising investment strategy and evaluating the investment performance of plan assets. The Plan seeks to attain diversification by investing in a blend of asset classes and styles. The target asset allocation is to maintain 75 percent of plan assets in equities and 25 percent in debt securities. To maintain a longer-term focus, the performance objectives of the plan are monitored quarterly using a rolling 5-year time period net of fees. For evaluation purposes, the total return of each investment option is compared to an appropriate index based on the investment style of each investment option. Investment restrictions are established by asset category and are designed to control the level of overall risk and liquidity of the investment program. The investment policy maintains a longer-term focus and is intended to match the benefit obligations.

Contributions

The Company expects to contribute $6.9 million to its pension plan and $2.3 million to its other postretirement benefit plans in 2006.

Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:



                                                           Pension Benefits              Other Benefits

(in millions)
-------------------------------------------------------------------------------------------------------------------------------
2006                                                          $ 1.4                         $ 2.3
2007                                                            1.8                           2.3
2008                                                            2.2                           2.3
2009                                                            2.6                           2.4
2010                                                            3.1                           2.5
Years 2011-2015                                                25.7                          15.1
-------------------------------------------------------------------------------------------------------------------------------

Defined Contribution Plans and Deferred Compensation

The Company sponsors a defined contribution savings plan for employees. Prior to 2005, quarterly contributions were made based on the Company's financial results. Beginning January 1, 2005, the Company provides a match of 50% of employee contributions up to 7.0% of eligible earnings. Additional employee voluntary contributions may be made to the plan subject to contribution guidelines. Company contributions to the plan during 2005 and 2004 were $2.6 million and $2.3 million, respectively.

The Company has a defined contribution pension plan and a 401(k) plan covering substantially all agents, except general agents. Contributions of 4.5 percent of defined commissions (plus 4.5 percent for commissions over the Social Security wage base) are made to the pension plan. An additional contribution of 3.0 percent of defined commissions is made to a 401(k) plan. Company contributions expensed for these plans for 2005 and 2004 were $1.1 million and $0.9 million, respectively.

The Company has entered into deferred compensation agreements with directors, certain employees, agents and general agents. These deferred amounts are payable according to the terms and conditions of the agreements. Annual costs of the agreements were $3.9 million and $3.4 million for 2005 and 2004, respectively.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

10.   Federal Income Taxes

A reconciliation of the income tax attributable to continuing operations computed at U.S. federal statutory tax rates to the income tax expense included in the statement of operations follows:



Years ended December 31                                                                  2005     (in millions)         2004
-----------------------------------------------------------------------------------------------------------------------------------

Income tax computed at statutory tax rate                                            $   30.5                      $   26.1
    Tax-exempt income                                                                    (0.2)                         (0.3)
    Dividends received deduction                                                         (4.7)                         (5.9)
    Other                                                                                (0.5)                         (1.7)
-----------------------------------------------------------------------------------------------------------------------------------
    Income tax expense                                                               $   25.1                      $   18.2
-----------------------------------------------------------------------------------------------------------------------------------


The components of the provision for income taxes on earnings included current tax expense of $15.5 million and $19.8 million for the years ended December 31, 2005 and 2004, respectively, and deferred tax expense (benefit) of $9.6 million and ($1.6) million for the years ended December 31, 2005 and 2004, respectively.

The components of the net deferred income tax liabilities are as follows:

Deferred income tax assets (liabilities) as of December 31:
-----------------------------------------------------------------------------------------------------------------------------------
Deferred policy acquisition costs                                                    $ (211.9)                     $ (185.2)
Investments                                                                              (4.7)                         (4.4)
Insurance liabilities                                                                   129.2                         112.4
Deferred gain on indemnity reinsurance                                                   22.8                          24.9
Minimum pension liability                                                                 0.2                           5.4
Unrealized appreciation of securities                                                   (37.8)                        (69.7)
Other                                                                                     5.7                           3.0
-----------------------------------------------------------------------------------------------------------------------------------
   Net Deferred income tax liabilities                                               $  (96.5)                     $ (113.6)
-----------------------------------------------------------------------------------------------------------------------------------


Net deferred tax liabilities are included in "other liabilities and accrued expenses" on the consolidated balance sheet. Federal income taxes paid (recovered) were $10.2 million and ($.1) million in 2005 and 2004, respectively. Current tax recoverables (payables) were ($2.5) million and $3.2 million at December 31, 2005 and 2004, respectively.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

11.  Reinsurance

The Company is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. For individual life policies, the Company cedes the portion of the total risk in excess of $0.5 million. For other policies, the Company has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage.

Certain statistical data with respect to reinsurance follows:



Years ended December 31                                                            2005        (in millions)         2004
-----------------------------------------------------------------------------------------------------------------------------------

Direct premiums                                                                  $   567.9                         $ 546.8

Reinsurance assumed                                                                  480.3                           490.0

Reinsurance ceded                                                                   (602.6)                         (622.8)

-----------------------------------------------------------------------------------------------------------------------------------
    Net premiums                                                                     445.6                           414.0
-----------------------------------------------------------------------------------------------------------------------------------
    Reinsurance recoveries                                                       $   386.1                         $ 375.3
-----------------------------------------------------------------------------------------------------------------------------------


The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Seven reinsurers account for approximately 88 percent of the Company's December 31, 2005, ceded reserves for life and accident and health insurance. These reinsurers maintain A.M. Best ratings between A++ and B++. The remainder of such ceded reserves is spread among numerous reinsurers. In connection with the Golden Rule transaction, the Company acquired several existing reinsurance ceded agreements with approximately $59 million in ceded reserves. Refer to Note 3 - Acquisitions and Other Significant Transactions for details on the reinsurance transaction in 2002 with ERC and the Golden Rule transaction in 2005.

The Company reported an after-tax net loss of approximately $15 million in 2001 related to the September 11, 2001 terrorist attack. The net loss included anticipated reinsurance recoveries from the Company's reinsurers. The Company continues to pay claims and recover amounts from the various reinsurance companies. The anticipated reinsurance recoveries are approximately $121 million at December 31, 2005 compared to $133 million at December 31, 2004. The Company's reinsurance program consists of financially strong reinsurance companies. The Company has recorded no significant additional net loss in 2005 or 2004 related to the September 11th tragedy.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continue

12. Surplus Notes, Notes Payable and Lines of Credit

On February 16, 1996, AUL issued $75 million of surplus notes, due March 30, 2026. Interest is payable semi-annually on March 30 and September 30 at a 7.75 percent annual rate. Any payment of principal or interest on the notes may be made only with the prior approval of the Commissioner of the Indiana Department of Insurance. The surplus notes may not be redeemed at the option of AUL or any holders of the surplus notes. Interest paid during 2005 and 2004 was $5.8 million in each year.

The Company has available a $100 million line of credit facility. This line of credit expires on September 6, 2006 and allows the Company to borrow at an interest rate of one-half (1/2) percent over prime or Eurodollar Rate. No amounts have been drawn as of December 31, 2005. The available borrowing against the line of credit is reduced by a standby Letter of Credit related to certain reinsurance business totaling $31.2 million as of December 31, 2005.

On October 6, 2003, the Company issued Senior Notes with a face value of $200 million, due October 15, 2033. Interest is payable semi-annually on April 15th and October 15th at a 7 percent annual rate. The notes are an unsecured senior obligation and will rank equally with any of the Company's senior unsecured indebtedness. The notes will effectively rank junior to any future secured indebtedness as to the assets securing such indebtedness and to all indebtedness and other obligations, including insurance and annuity liabilities, of the subsidiaries. The indenture for the Senior Notes imposes restrictions on stock transactions and indebtedness of subsidiaries, and includes conditions regarding mergers or consolidations. Interest payments made were $14.0 million and $14.4 million in 2005 and 2004, respectively.

Surplus Notes and Senior Notes:




                                                                                   2005       (in millions)      2004

-----------------------------------------------------------------------------------------------------------------------------------

Senior notes, 7%, due 2033                                                        $ 200.0                       $ 200.0
Surplus notes, 7.75%, due 2026                                                       75.0                          75.0
-----------------------------------------------------------------------------------------------------------------------------------
Total notes payable                                                               $ 275.0                       $ 275.0
-----------------------------------------------------------------------------------------------------------------------------------


13.  Commitments and Contingencies


Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact to the financial condition, operations or cash flows of the Company.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continue

14. Statutory Information, continued

AUL, State Life, PML and the insurance subsidiaries of CNL prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the department of insurance for their respective state of domicile. Prescribed statutory accounting practices (SAP) currently include state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in National Association of Insurance Commissioners' (NAIC) publications.

A reconciliation of SAP surplus to GAAP equity at December 31 follows:



At December 31                                                                2005       (in millions)       2004

-----------------------------------------------------------------------------------------------------------------------------------
    SAP surplus                                                         $   785.2                          $   729.9
    Asset valuation reserve                                                  57.1                               56.2
    Deferred policy acquisition costs                                       620.5                              598.3
    Value of business acquired                                              118.5                                4.4
    Adjustments to policy reserves                                         (174.6)                            (140.8)
    Interest maintenance reserves                                            38.5                               24.8
    Unrealized gain on invested assets, net                                  68.2                              127.4
    Surplus notes                                                           (75.0)                             (75.0)
    Deferred gain on indemnity reinsurance                                  (85.5)                             (93.3)
    Deferred income taxes                                                   (85.9)                             (70.1)
    Other, net                                                              (72.2)                              20.5
-----------------------------------------------------------------------------------------------------------------------------------
    GAAP equity                                                         $ 1,194.8                          $ 1,182.3

-----------------------------------------------------------------------------------------------------------------------------------



A reconciliation of SAP net income to GAAP net income for the years ended December 31 follows:



Years ended December 31                                                       2005       (in millions)       2004

-----------------------------------------------------------------------------------------------------------------------------------

    SAP net income (loss)                                               $   (10.6)                         $    30.5
    Deferred policy acquisition costs                                        20.4                               26.1
    Value of business acquired                                               67.1(1)                               -
    Adjustments to policy reserves                                            6.7                                1.5
    Deferred income taxes                                                    (9.6)                               0.5
    Other, net                                                              (11.9)                              (2.3)
-----------------------------------------------------------------------------------------------------------------------------------
    GAAP net income                                                     $    62.1                          $    56.3
-----------------------------------------------------------------------------------------------------------------------------------

(1) Pertains to ceding commission of $68.4 million on acquisition of business, less amortization, which resulted in the statutory net loss in 2005.

Life insurance companies are required to maintain certain amounts of assets on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $34.6 million and $34.5 million at December 31, 2005 and 2004, respectively.

State statutes and the mutual insurance holding company law limit dividends from AUL, State Life and PML to OneAmerica. AUL paid $35 million and $14 million in dividends to OneAmerica in 2005 and 2004, respectively. State statutes allow the greater of 10 percent of statutory surplus or 100 percent of net income as

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continue

of the most recently preceding year-end to be paid as dividends without prior approval from state insurance departments. Under state statutes, dividends would be limited to approximately $75 million in 2006.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continue

15.  Fair Value of Financial Instruments

The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values of short-term investments and contract loans approximate the carrying amounts reported in the balance sheets. Fair values for fixed maturity and equity securities, and surplus notes payable are based on quoted market prices where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.

The estimated fair values of the liabilities for interest-bearing policyholder funds approximate the statement values because interest rates credited to account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year. Fair values for other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair values of certain financial instruments, along with the corresponding carrying values at December 31, 2005 and 2004, follow:



                                                                         2005                               2004
(in millions)                                                Carrying                            Carrying
                                                             amount             Fair value       amount             Fair value
----------------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities - available-for-sale:               $ 6,960.4          $ 6,960.4        $ 5,397.0          $ 5,397.0
Equity securities                                                  42.1               42.1             41.4               41.4
Mortgage loans                                                  1,338.0            1,393.4          1,308.7            1,411.7
Policy contract loans                                             176.7              176.7            166.6              166.6
Surplus notes and notes payable                                   275.0              309.4            275.0              295.4
Short-term & other invested assets                                 22.8               22.8             23.2               23.2
----------------------------------------------------------------------------------------------------------------------------------


16.  Subsequent Events

In January 2006, it was announced that AUL will enter into an agreement to sell the Company's Financial Institutions operations. This transaction will include the Financial Institutions reporting unit consisting of CNL Financial Corporation and its subsidiaries and all credit-related insurance business issued by American United Life Insurance Company. The sale is intended to be a stock sale of the CNL companies and an indemnity reinsurance arrangement for the AUL's business. The transaction is expected to be completed in the 2nd quarter of 2006 and is not expected to result in a material gain or loss to the enterprise.

================================================================================

          No dealer, salesman or any other person is authorized by the AUL American Unit Trust to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein.


          AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Unit Trust, AUL and its variable annuities, please reference the Registration statement and the exhibits filed with it or incorporated into it. All contracts referred to in this prospectus are also included in that filing.


          The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.


================================================================================




                             AUL AMERICAN UNIT TRUST

                        Group Variable Annuity Contracts

                                     Sold By

                                 AMERICAN UNITED
                            LIFE INSURANCE COMPANY(R)


                               One American Square
                           Indianapolis, Indiana 46282


                       STATEMENT OF ADDITIONAL INFORMATION



                              Dated: December 8, 2006

                            Part C: Other Information

Item 24. Financial Statements and Exhibits

(a)  FINANCIAL STATEMENTS

     1.   Included in Prospectus (Part A):

          Condensed Financial Information(12)

     2.   Included in Statement of Additional Information (Part B):

          (a)  Financial    Statements   of   OneAmerica   Financial   Partners,
               Inc.(R) (12)

               Report of Independent Auditors

               Consolidated Balance Sheets as of December 31, 2005 and 2004

               Consolidated Statements of Operations for years ended December 31, 2005 and 2004

               Consolidated Statements of Changes in Shareholder's Equity and Comprehensive Income as of December 31, 2005, 2004, and 2003

               Consolidated Statements of Cash Flows for the years ended December 31, 2005 and 2004

               Notes to Consolidated Financial Statements

          (b)  Financial Statements of AUL American Unit Trust (12)

               Registrant's Annual Report for the year ended December 31, 2005 contains the following Financial Statements:

               A Message From the President & CEO of American United Life Insurance Company(R)

               Report of Independent Registered Public Accounting Firm

               Statements of Net Assets as of December 31, 2005

               Statements of Operations as of December 31, 2005

               Statements of Changes in Net Assets as of December 31, 2005 and 2004

               Notes to Financial Statements

(b)  Exhibits

     1. Resolution of Executive Committee of American United Life Insurance Company(R) ("AUL") establishing AUL American Unit Trust (1)

     2.   Not applicable

     3.   Underwriting Agreements

          3.1 Distribution Agreement between American United Life Insurance Company(R) and OneAmerica Securities, Inc. (8)

          3.2  Form of Selling Agreement (11)

     4.   Group Annuity Contract Forms:

          4.1  TDA Voluntary Contract, Form P-12511 (1)

          4.2  TDA Employer Sponsored Contract, Form P-12621 (1)

          4.3  TDA  Employer   Sponsored  Benefit  Responsive   Contract,   Form
               P-12621BR (1)

          4.4  TDA Custodial SPL Contract, Form P-12833 (1)

          4.5  TDA Custodial Contract, Form P-12833 (1)(3)

          4.6 TDA Employer Sponsored and Qualified Conv. Multiple Fund VA Contract, Form P-14020 (1)

          4.7 TDA Employer Sponsored and Qualified New Multiple Fund VA Contract, Form P-14020 (1)

          4.8  IRA Non-Custodial Contract, Form P-12566 (1)

          4.9  IRA Custodial Contract, Form P-12867 (1)(3)

          4.10 DCP Contract, Form P-12518 (1)

          4.11 IRA No-Load Custodial Contract and Amendment, Form P-12867 (2)

          4.12 IRA   Guaranteed    Benefit   Group   Variable   Annuity,    Form
               P-GB-K-IRAMFVA(NBR) (2)

          4.13 TDA Guaranteed Benefit Employer-Sponsored Group Variable Annuity, Form P-GB-K-ERTDAMFVA (2)

          4.14 Employer-Sponsored TDA and Qualified Plan Guaranteed Benefit Group Variable Annuity, Form P-GB-K-AUL1MFVA (2)

          4.15 Voluntary TDA Group Variable Annuity and Certificate, Forms P-K-TDAMFVA-GMDB (BR) and P-C-TDAMFVA-GMDB (BR) (3)

          4.16 TDA Multiple-Fund Group Variable Annuity with GMDB (SBR)- OMNI Patriot TDA Voluntary Contract & Certificates, Form TDA.GMDB.OM-K & C (6)

          4.17 Employer-Sponsored   TDA  &  Qualified  Plan  Guaranteed  Benefit
               Contract & Certificates, OMNI AULONE Contract, Form GB10.OM-K & C
               (6)

          4.18 Guaranteed Benefit Employer-Sponsored TDA Contract and Amendments & Certificates (SBR) - OMNI-ERTDA, Form GBErTDA.OM-K & C (6)(8)

          4.19 AUL American Series IRA Multiple Fund Individual Variable Annuity
               - Form IndividualORIRA (7)

          4.20 Amendment to the IRA Group Annuity  Contract - Form  IRAEGTRRAKAM
               (7)

          4.21 AUL American Series Roth IRA Multiple Fund Group Variable Annuity
               - Form IRA/GBSEP/GBSIMPLE.OM-K (7)

          4.22 AUL American Series Guaranteed Benefit IRA Multiple Fund Group Annuity with Guaranteed Minimum Death Benefit (NBR) - Form IRA/GBSEP/GBSIMPLE.OM-K (7)

          4.23 AUL American Series Roth IRA Multiple Fund Group Variable Annuity Certificate - Form ROTHIRA.OM-C (7)

          4.24 AUL Unallocated OMNI AULONE 401 and 403(b) Form GB10.OM-K (Unall)
               (10)

          4.25 AUL Omni Employer Sponsored TDA - Form GBErTDA.OM-ChuK (11)

          4.26 AUL Omni DCP MFVA - Form DCP.OM (11)

--------------------------------------------------------------------------------

(1) Re-filed with the Registrant's Post-Effective Amendment No. 15 (File No. 33-31375) on April 30, 1998.

(2) Filed with the Registrant's Post-Effective Amendment No. 17 (File No. 33-31375) on April 30, 1999.

(3) Filed with the Registrant's Post-Effective Amendment No. 18 (File No. 33-31375) on June 21, 1999.

(4) Filed with the Registrant's Post-Effective Amendment No. 20 (File No. 33-31375) on April 27, 2001.

(5) Filed with the Registrant's Post-Effective Amendment No. 21 (File No. 33-31375) on July 27, 2001.

(6) Filed with the Registrant's Post-Effective Amendment No. 22 (File No. 33-31375) on May 1, 2002.

(7) Filed with the Registrant's Post-Effective Amendment No. 23 (File No. 33-31375) on April 30, 2003.

(8) Filed with the Registrant's Post-Effective Amendment No. 26 (File No. 33-31375) on April 28, 2004.

(9) Filed with the Registrant's Post-Effective Amendment No. 27 (File No. 33-31375) on July 2, 2004.

(10) Filed with the Registrant's Post-Effective Amendment No. 28 (File No. 33-31375) on April 29, 2005.

(11) Filed with the Registrant's Post-Effective Amendment No. 30 (File No. 33-31375) on April 28, 2006.

(12) Filed with the Registrant's Post-Effective Amendment No. 31 (File No. 33-31375) on December 8, 2006.

     5.   Application Forms and other forms:

          5.1  AUL American Series Enrollment Form P-12464 (1)

          5.2. Employer Sponsored TDA Enrollment Form P-12477 (1)

          5.3  AUL Select Annuity Enrollment Form P-14009 (1)

          5.4  Application for No-Load IRA Contract, P-12503 (2)

          5.5  AUL American Series Enrollment Form P-11464 G (6)

          5.6  Employer-Sponsored Tax Deferred Annuity Enrollment Form P-12477 L
               (6)

     6.   Certificate of Incorporation and By-Laws of the Depositor

          6.1 Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

          6.2 Certification of the Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

          6.3 Second Amended and Restated Articles of Incorporation of American United Life Insurance Company(R)(8)

          6.4 Second Amended and Restated By-Laws of American United Life Insurance Company(R)(8)

     7.   Not applicable

     8.   Form of Participation Agreements:

          8.1  Form of Participation Agreement with Alger American Fund (1)

          8.2  Form of Participation Agreement with American Century (1)

               8.2.1 Form  of  Participation  Agreement  with  American  Century
                    Variable Portfolios, Inc.(5)

               8.2.2 Form  of  Participation  Agreement  with  American  Century
                    Variable Portfolios, Inc.(5)

               8.2.3 Form of Participation Agreement and Amendments thereto with
                    American Century Variable Portfolios, Inc.(5)(8)

          8.3  Form of Participation Agreement with Calvert Variable Series (1)

          8.4 Form of Participation Agreement with Fidelity Variable Insurance Products Fund (1)

          8.5 Form of Participation Agreement with Fidelity Variable Insurance Products Fund II (1)

          8.6  Form of Participation Agreement with Janus Aspen Series (1)


          8.7 Form of Participation Agreement and Amendments thereto with PBHG Funds, Inc. (5)(8)

          8.8  Form of  Participation  Agreement  with  Safeco  Resource  Series
               Trust(1)

          8.9. Form of Participation Agreement with T. Rowe Price Equity Series, Inc. (5)

          8.10 Form of Participation Agreement with Invesco Funds Group and American United Life Insurance Company(R) (5)

          8.11 Form of Participation Agreement with The Vanguard Group and American United Life Insurance Company(R) (5)

          8.12 Form of Participation Agreement with State Street Institutional Investment Trust and American United Life Insurance Company(R)
               (5)

          8.13 Form of Participation Agreement between MFS Funds Distributors, Inc. and American United Life Insurance Company(R) (7)

          8.14 Form of Amendment No. 4 to the Participation Agreement between American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company(R) (7)

          8.15 Form of Amendments to the Participation Agreement between American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company(R) (7)(8)

          8.16 Form of Distribution and Service Agreement between T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc. and American United Life Insurance Company(R) (7)

          8.17 Form  of  Participation   Agreement  between  Pacific  Investment
               Management Company LLC (PIMCO) and American United Life Insurance Company(R) (7)

          8.18 Form of Shareholder Servicing Agreement between PIMCO Advisors Fund Management LLC and American United Life Insurance Company(R)
               (7)

          8.19 Form of Participation Agreement between AIM Growth Series, AIM Distributors, Inc. and American United Life Insurance Company(R)
               (7)

          8.20 Form of Amendment to the Participation Agreement between Invesco Funds Group and American United Life Insurance Company(R) (7)

          8.21 Form of Amendment to the Omnibus Account Services Agreement between Invesco Funds Group, Inc., Invesco Distributors, Inc. and American United Life Insurance Company(R) (7)

          8.22 Form of Assigment and Assumption of AUL Fund Participation Agreement (Mason Street Funds, Inc.) between Robert W. Baird & Co., Inc., Northwestern Investment Services, LLC, and Mason Street Advisors, LLC (7)

          8.23 Form of Variable Group Annuity Contractholder Service Agreement (12b-1) between AIM Distributors, Inc. and American United Life Insurance Company(R) (7)

          8.24 Form of Participation Agreement between Fidelity Distributors Corporation and American United Life Insurance Company(R) (8)

          8.25 Form of Amendments to the Participation Agreement between Mason Street and Northwestern Investment Services, LLC and American United Life Insurance Company(R) (8)

          8.26 Form of Participation Agreement, and others between Frank Russell and American United Life Insurance Company(R) (9)

          8.27 Form of Participation Agreement, and others between Fifth Third and American United Life Insurance Company(R) (9)

          8.28 Form of Shareholder  Services  Agreement  between Alliance Global
               Investor Services, Inc. and American United Life Insurance Company(R) (10)

          8.29 Form of Participation Agreement between AIM Variable Insurance Funds and American United Life Insurance Company(R) (10)

          8.30 Form of Service Agreement between Dreyfus Service Corporation and American United Life Insurance Company(R) (10)

          8.31 Form of First Amendment to the  Participation  Agreement  between
               Fidelity  Distributors   Corporation  and  American  United  Life
               Insurance Company(R) (10)

          8.32 Form of Recordkeeping Services Agreement between Lord Abbett Family of Funds and American United Life Insurance Company(R)
               (10)

          8.33 Form of Participation Agreement between Neuberger Berman Advisers Management Trust and American United Life Insurance Company(R)
               (10)

          8.34 Form    of    Administrative     Services    Agreement    between
               OppenheimerFunds Distributor, Inc. and American United Life Insurance Company(R) (10)

          8.35 Form   of   Participation   Agreement   between   Pioneer   Funds
               Distributor,  Inc. and American United Life Insurance  Company(R)
               (10)

          8.36 Form of Participation Agreement between Thornburg Investment Management, Inc. and American United Life Insurance Company(R)
               (10)

          8.37 Form of Participation Agreement between American Funds and American United Life Insurance Company(R) (11)

     9. Opinion and Consent of Senior Counsel of AUL as to the legality of Contracts being registered (1)

     10.  Miscellaneous Consents

          10.1 Consent of Independent Auditors (12)

          10.2 Consent of Dechert Price & Rhoads (1)

          10.3 Powers of Attorney (11)

          10.4 Rule 483 Certified Resolution (12)

     11.  Not applicable

     12.  Not applicable

--------------------------------------------------------------------------------

(1) Re-filed with the Registrant's Post-Effective Amendment No. 15 (File No. 33-31375) on May 26, 1998.

(2) Filed with the Registrant's Post-Effective Amendment No. 17 (File No. 33-31375) on April 30, 1999.

(3) Filed with the Registrant's Post-Effective Amendment No. 18 (File No. 33-31375) on June 21, 1999.

(4) Filed with the Registrant's Post-Effective Amendment No. 20 (File No. 33-31375) on April 27, 2001.

(5) Filed with the Registrant's Post-Effective Amendment No. 21 (File No. 33-31375) on July 27, 2001.

(6) Filed with the Registrant's Post-Effective Amendment No. 22 (File No. 33-31375) on May 1, 2002.

(7) Filed with the Registrant's Post-Effective Amendment No. 23 (File No. 33-31375) on April 30, 2003.

(8) Filed with the Registrant's Post-Effective Amendment No. 26 (File No. 33-31375) on April 28, 2004.

(9) Filed with the Registrant's Post-Effective Amendment No. 27 (File No. 33-31375) on July 2, 2004.

(10) Filed with the Registrant's Post-Effective Amendment No. 28 (File No. 33-31375) on April 29, 2005.

(11) Filed with the Registrant's Post-Effective Amendment No. 30 (File No. 33-31375) on April 28, 2006.

(12) Filed with the Registrant's Post-Effective Amendment No. 31 (File No. 33-31375) on December 8, 2006.

Item 25. DIRECTORS AND OFFICERS OF AUL

Name and Address                   Positions and Offices with AUL
----------------                   ------------------------------

J. Scott Davison*                  Chief Financial Officer, AUL (6/04 - present); Senior Vice President, Strategic
                                   Planning and Corporate Development (7/02 -6/04);
                                   Director, AUL (7/02 - present) Vice President, Corporate Planning (1/00 - 7/02)

Constance E. Lund*                 Senior Vice President, Corporate Finance (1/00 - present);
                                   Director, AUL, (12/00 - present); Vice President, Reporting and Research (1/99 - 1/00); Assistant Vice President,
                                   Reporting & Research (5/95 - 1/99)

Dayton H. Molendorp*               President and Chief Executive Officer, AUL (9/04 - present);
                                   Executive Vice President, AUL (2/03 - 9/04); Senior Vice President,
                                   Individual Division (9/99 - 2/03); Director, AUL, (12/00 - present);
                                   Vice President, Individual Division (11/98 - 9/99);
                                   Vice President, Marketing, Individual Division (6/92 - 9/98)

Mark C. Roller*                    Senior Vice President, Human Resources & Corporate Support,
                                   (12/01 - present); Director, AUL (12/01 - present); Vice President
                                   Human Resources, (11/99 - 12/01); Vice President, Corporate
                                   Planning, (9/95 - 11/99)

G. David Sapp*                     Senior Vice President, Investments (1/92 - present);
                                   Director, AUL (12/00 - present)

Thomas M. Zurek*                   General Counsel & Secretary (8/02 - present);
                                   Director, AUL (8/02 - present)

----------------------------------------------

*One American Square, Indianapolis, Indiana 46282


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

AMERICAN UNITED LIFE INSURANCE COMPANY ("AUL") is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.

AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY ("AUMIHC") is a mutual holding company created on December 17, 2000, under the laws of the state of Indiana. The rights of policyowners of American United Life Insurance Company, including the right to elect directors to the Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST (File No. 811-8311), is a separate account of AUL, organized for the purpose of the sale of individual variable life insurance products.

AUL REINSURANCE MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized under the laws of Indiana on November 3, 1999. RMS is a reinsurance manager. Since divestiture of AUL's reinsurance division, all remaining reinsurance and AUL Long Term Care Solutions, Inc. was transferred to GE Employers Reinsurance Corporation on July 1, 2002. RMS wholly owns these subsidiaries: AUL Reinsurance Management Services Canada, Ltd. and AUL Reinsurance Management Services (Bermuda) Ltd. AUL has acquired a 100% equity interest in that company.

CNL FINANCIAL CORPORATION ("CNL") is an intermediate holding company organized under the laws of Georgia. CNL owns, directly or indirectly, five subsidiaries which include two Georgia domiciled insurers, Cherokee National Life Insurance Company ("CNLI") and CNL / Insurance America, Inc. ("CIA") as well as CNL / Resource Marketing Corporation ("REMARC"), a Georgia corporation, CNL Technology Group, Inc., a Georgia corporation, and Commodore National Reinsurance Company, Ltd., a Nevis corporation. On December 18, 2000, AUL acquired CNL and its affiliates in a transaction that was approved by the Georgia Commissioner of Insurance on December 8, 2000. CNLI markets credit life and credit disability coverage throughout the southeastern region of the United States, and CIA markets property and casualty insurance coverage in the same geographic area. As a result of the transaction, AUL has acquired 100% of the outstanding common and preferred shares in CNL.

FIRST FINANCIAL REINSURANCE COMPANY, LTD ("First Financial")is a Turks and Caicos, British West Indies domestic insurance company whose business is the reinsurance of credit life and disability risks issued through a bank subsidiary of its parent, First Financial Corporation. On June 30, 1999, AUL invested $400,000 and received 1,300 shares of preferred stock in First Financial, until then a wholly-owned subsidiary of First Financial Corporation. As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.

FOUNTAIN SQUARE LIFE REINSURANCE COMPANY ("Fountain Square") was incorporated on December 31, 2002 and is a company domiciled in the Turks and Caicos, British West Indies whose business is the reinsurance of credit life and disability risks issued through its parent, Fifth-Third Banc Corp. The new entity is the successor of its predecessor, Fountain Square Insurance Company, by operation of law and possesses all of the rights and powers of its predecessor and is subject to all the restrictions, debts, liabilities, etc., of the former entity. AUL received 260 shares of preferred stock of Fountain Square, in exchange for 26,000 shares of preferred stock of Fountain Square Insurance Company. AUL owned the same percentage of the outstanding stock of Fountain Square as it owned in Fountain Square Insurance Company. The Fountain Square Insurance Company stock was valued at $96.16 per share and the Fountain Square stock is valued at $9,616.00 per share. On December 23, 2003, AUL invested $2,501,031.75 and received 260 shares of preferred stock in Fountain Square. As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.

INTEGRA REINSURANCE CO., LTD. ("Integra") is a Turks and Caicos, British West Indies domestic insurance company whose business is the reinsurance of credit life and disability risks issued through a bank subsidiary of its parent, Integra Bank Corporation. On June 27, 2003, AUL invested $400,000 and received 1,300 shares of preferred stock in Integra, until then a wholly-owned subsidiary of Integra Bank Corporation. As a result of this transaction, AUL has acquired a 20.6% equity interest in that company.

LFS REINSURANCE CO., LTD. ("LFS") is a Turks and Caicos, British West Indies domestic insurance company whose business is the reinsurance of credit life and disability risks issued through a subsidiary of its parent, Lendmark Financial Services Inc. On June 29, 2004, AUL invested $400,000 and received 1,325 shares of preferred stock in LFS, until then a wholly-owned subsidiary of Lendmark Financial Services Inc. As a result of this transaction, AUL has acquired a 21.72% equity interest in that company.

OLD KENT FINANCIAL LIFE INSURANCE COMPANY ("Old Kent") is an Arizona domestic insurance company whose business is the reinsurance of credit life and disability risks issued through its parent, Fifth-Third Banc Corp. On August 16, 2001 AUL invested $2,500,000 and received 26,000 shares of preferred stock in Old Kent, until then a wholly-owned subsidiary of Fifth-Third Banc Corp. As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.

ONEAMERICA FINANCIAL PARTNERS, INC. ("OAFP") is the stock holding company which owns all of the shares of American United Life Insurance Company, formerly an Indiana mutual insurance company, which is now an Indiana stock insurance company.

ONEAMERICA FUNDS, INC. (the "Fund") (File No. 811-5850) was incorporated under the laws of Maryland on July 26, 1989, and is an open-end management investment company under the Investment Company Act of 1940. It was established for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series Contracts. On May 1, 2002, the name of this corporation was changed. The prior name was AUL American Series Funds, Inc. As of December 31, 2005, there are 620 million authorized shares; currently, 612 million shares have been allocated and issued. AUL owns 0.00 percent of the Value portfolio, 0.00 percent of the Investment Grade Bond portfolio, 0.00 percent of the Asset Director portfolio, 0.00 percent of the Socially Responsive portfolio and 0.00 percent of the Money Market portfolio shares as of December 31, 2005. As a result of the transaction, the separate accounts of AUL have acquired a 100% equity interest in the fund.

ONEAMERICA SECURITIES, INC. (broker-dealer No. 801-56819) is a wholly owned subsidiary of AUL and was incorporated on June 4, 1969, and acts as a broker-dealer of securities products. On January 1, 2002, the name of this corporation was changed. The prior name was AUL Equity Sales Corp. As of December 31, 2005, the total number of shares, all without par value, that the corporation is authorized to issue is 1,000 shares. As of December 31, 2005, 400 shares are issued and outstanding, all of which were purchased and are owned by AUL. As a result of the transaction, AUL has acquired a 100% equity interest in that company.

PIONEER MUTUAL LIFE INSURANCE COMPANY A STOCK SUBSIDIARY OF AUMIHC ("Pioneer") is a North Dakota domestic insurance company whose principal business is the sale of life insurance policies and annuity contracts. During calendar year 2001, Pioneer, pursuant to the authority of the North Dakota and Indiana Insurance Commissioners, and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC. Effective January 1, 2002, Pioneer is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

R. E. MOULTON, INC. ("RE Moulton") is a Massachusetts corporation operating as a managing general agent for employer stop-loss insurance policies issued to self-funded employee benefit plans. Effective October 1, 2003, OneAmerica purchased 100% of the outstanding stock of R.E. Moulton, Inc. for $27,400,000. As a result of this transaction, AUL has acquired a 0% equity interest in that company.

REGISTRANT (AUL AMERICAN UNIT TRUST File No. 811-5929), AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536), and AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST (File No. 811-9193) are separate accounts of AUL, organized for the purpose of the sale of group and individual variable annuity contracts, respectively.

THE STATE LIFE INSURANCE COMPANY ("State Life" is an Indiana domestic stock subsidiary of AUMIHC whose principal business is the sale of life insurance and long-term care insurance products. State Life became part of the insurance holding company system on September 23, 1994. During calendar year 2004, State Life, pursuant to the authority of the Indiana Insurance Commissioner and with the approval of its members, reorganized from a mutual insurance company to become a stock insurance subsidiary of AUMIHC. Effective December 30, 2004, State Life is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

                                       5
Item 27. NUMBER OF CONTRACTHOLDERS

As of September 30, 2006, there were 2,756 qualified and non-qualified contracts offered by the Registrant.

Item 28. INDEMNIFICATION

Article  IX,  Section  1  of  the  Second  Amended  and  Restated   Articles  of
Incorporation of American United Life Insurance Company(R) provides as follows:

(a) Coverage. The Corporation shall indemnify as a matter of right every person made a party to a proceeding because such person (an "Indemnitee") is or was:

     (i)  a member of the Board of Directors of the Corporation,

     (ii) an officer of the Corporation, or

     (iii)while a director or officer of the Corporation, serving at the Corporation's request as a director, officer, partner, trustee, member, manager, employee, or agent of another foreign or domestic corporation, limited liability company, partnership, joint venture, trust, employee benefit plan, or other enterprise, whether for profit or not,

Notwithstanding the foregoing, it must be determined in the specific case that indemnification of the Indemnitee is permissible in the circumstances because the Indemnitee has met the standard of conduct for indemnification specified in Indiana Code 27-1-7.5-8 (or any successor provision). The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final disposition thereof in accordance with the procedures and subject to the conditions specified in Indiana Code 27-1-7.5-10 (or any successor provision). The Corporation shall indemnify as a matter of right an Indemnitee who is wholly successful, on the merits or otherwise, in the defense of any such proceeding, against reasonable expenses incurred by the Indemnitee in connection with the proceeding without the requirement of a determination as set forth in the first sentence of this paragraph.

(b) Determination. Upon demand by a person for indemnification or advancement of expenses, as the case may be, the Corporation shall expeditiously determine whether the person is entitled thereto in accordance with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).

(c) Effective Date. The indemnification provided under this Article shall apply to any proceeding arising from acts or omissions occurring before or after the adoption of this Article.


Item 29. PRINCIPAL UNDERWRITERS

     a. Other Activity. In additional to Registrant, OneAmerica Securities, Inc. acts as the principal underwriter for policies offered by AUL through AUL American Individual Unit Trust (File No. 811-08536), AUL American Individual Variable Life Unit Trust (File No. 811-08311) and AUL American Individual Variable Annuity Unit Trust (File No. 811-09193).

     b.   Management.   The  directors  and  principal  officers  of  OneAmerica
          Securities, Inc. are as follows:

          Name and Principal                      Positions and Offices
          Business Address*                       with OneAmerica Securities, Inc.
          -------------------                     --------------------------------

          Nicholas A. Filing                      Chairman of the Board and President;
                                                   Director

          Peggy A. Bennett                        Chief Compliance Officer

          Constance E. Lund                       Treasurer & Acting Financial Operations
                                                   Principal; Director

          James M. Kellett                        Vice President, Individual Marketing
                                                   Services; Director

          John C. Swhear                          Secretary

          Drew B. Wieder                          Vice President, Operations

          William F. Yoerger                      Director

          John W. Zeigler                         Vice President, Insurance Agency Registrations

------------------------------

* The Principal  business  address of all of the persons  listed is One American
Square, Indianapolis, Indiana 46282


     (c)  Not applicable


Item 30. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained at One American Square, Indianapolis, IN 46282.

Item 31. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.


Item 32. UNDERTAKINGS

The registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations:

(a) The Registrant and its Depositor are relying upon Rule 6c-7 under the Investment Company Act of 1940 (17 CFR 270.6c-7), Exemptions from Certain Provisions of Sections 22(e) and 27 for Registered Separate Accounts Offering Variable Annuity Contracts to Participants in the Texas Optional Retirement Program, and the provisions of paragraphs
          (a) through (d) of this rule have been complied with.

(b) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. IP-6-88 (Novem-ber 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs
          (1)-(4) of this letter have been materially complied with.

(c) The Registrant represents that the aggregate fees and charges deducted under the variable annuity contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the registration statement and has caused this post-effective amendment to the registration statement to be signed on its behalf, in the City of Indianapolis, and the State of Indiana on this 8th day of December, 2006.




                               AUL AMERICAN UNIT TRUST (Registrant)

                               By:  American United Life Insurance Company

                               By:  ____________________________________________
                                    Name:  Dayton H. Molendorp*
                                    Title: President & CEO

                               AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                                            (Depositor)

                               By:  ____________________________________________
                                    Name:  Dayton H. Molendorp*
                                    Title: President & CEO



* By:  /s/ John C. Swhear
       _____________________________________
       John C. Swhear as attorney-in-fact

Date: December 8, 2006



As required by the Securities Act of 1933, this Post Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                           Title                     Date
---------                           -----                     ----


_______________________________     Director, Chief            December 8, 2006
J. Scott Davison*                   Financial Officer


_______________________________     Director                   December 8, 2006
Constance E. Lund*


_______________________________     Director                   December 8, 2006
Dayton H. Molendorp*


_______________________________     Director                   December 8, 2006
Mark C. Roller*


_______________________________     Director                   December 8, 2006
G. David Sapp*


_______________________________     Director                   December 8, 2006
Thomas M. Zurek*




    /s/ John C. Swhear
___________________________________________
*By: John C. Swhear as Attorney-in-fact

Date:  December 8, 2006

                                  EXHIBIT LIST


 Exhibit
 Number in Form
 N-4, Item 24(b)      Name of Exhibit
----------------      ---------------

    10.1              Consent of Independent Auditors

    10.4              Rule 483 Certified Resolution